================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08690
                  --------------------------------------------

                            MassMutual Premier Funds
    (formerly, and for the period covered by this report, The DLB Fund Group)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     One Memorial Drive, Cambridge, MA 02142
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Thomas Kinzler, Counsel, 1295 State Street, Springfield, MA 01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-225-3800
        ----------------------------------------------------------------

                         Date of fiscal year end: 10/31
                         ------------------------------

                       Date of reporting period: 10/31/04
                       ----------------------------------

================================================================================

ITEM 1. REPORT TO STOCKHOLDERS.







                               THE DLB FUND GROUP
       (Known as the MassMutual Premier Funds effective November 1, 2004)


                                  ANNUAL REPORT
                                  October 2004
























        E X P E R I E N C E   T O   M A N A G E   T H E   F U T U R E

                TABLE OF CONTENTS

                DLB Core Growth Fund                                    2

                DLB Value Fund                                          4

                DLB Enhanced Index Core Equity Fund                     6

                DLB Enhanced Index Growth Fund                          8

                DLB Enhanced Index Value Fund                          10

                DLB Small Capitalization Value Fund                    12

                DLB Small Company Opportunities Fund                   14

                DLB Fixed Income Fund                                  16

                DLB High Yield Fund                                    18

--------------------------------------------------------------------------------
DLB CORE GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.






================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
   January 20, 1998

BENCHMARK: S&P 500(R)

MANAGER TENURE:
   Since Inception

TOTAL ASSETS: $77.3 million

TICKER SYMBOL: DLBRX

TOTAL EXPENSE RATIO: 0.77%

CUSIP #: 232941708

PORTFOLIO MANAGER
James B. Gribbell, CFA
Managing Director

Babson Capital Management
   LLC-Since 1991


FUND PERFORMANCE
The DLB Core Growth Fund (known as the MassMutual Premier Core Growth Fund effective November 1, 2004) returned +8.05% for the one-year period ended October 31, 2004 (the "Reporting Period"), underperforming its benchmark, the S&P 500 Index(R), which returned +9.42% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors that were expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
The Fund's underperformance during the Reporting Period was due primarily to stock selection weakness in the consumer discretionary sector. Early in the Reporting Period, the Fund's emphasis in this sector on media and entertainment-oriented companies rather than retail names detracted from results. However, the consumer discretionary sector was the only market area where the Fund's results were negative. Stock selection also was a moderate detraction in the financial services and producer durables sectors.

Areas of favorable results for the Fund were the technology, utilities, and autos and transportation sectors where the Fund's holdings considerably outpaced corresponding benchmark positions. Results were also strong in the integrated oils sector where the Fund's overweight position relative to the benchmark added value during the Reporting Period.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/04

                                                                    Since
                     6 Months         1 Year        5 Years        Inception
                      5/1/04-        11/1/04-       11/1/99-       1/20/98-
                     10/31/04        10/31/04       10/31/04       10/31/04
--------------------------------------------------------------------------------
DLB Core Growth        1.80            8.05          -4.94           0.42

S&P 500 Index(R)       2.96            9.42          -2.22           3.93

Russell 1000          -0.73            3.38          -7.85           0.83
Growth Index(R)

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 1/20/98


                           [LINE GRAPH APPEARS HERE]

                                               RUSSELL                                                      RUSSELL
              DLB CORE         S&P 500       1000 GROWTH                   DLB CORE         S&P 500       1000 GROWTH
               GROWTH           INDEX          INDEX(R)                     GROWTH           INDEX          INDEX(R)
             $100,000.00     $100,000.00     $100,000.00     Jun 2001     $120,822.10     $132,016.66     $122,869.53
Jan 1998     $101,900.00     $101,110.00     $102,990.00     Jul 2001     $117,427.00     $130,722.90     $119,797.79
Feb 1998     $108,900.53     $108,400.03     $110,734.85     Aug 2001     $107,492.68     $122,539.65     $109,998.33
Mar 1998     $110,697.39     $113,950.11     $115,153.17     Sep 2001     $ 97,065.89     $112,638.44     $ 99,020.50
Apr 1998     $114,793.19     $115,101.01     $116,742.28     Oct 2001     $100,948.52     $114,789.84     $104,219.07
May 1998     $110,488.45     $113,121.27     $113,426.80     Nov 2001     $108,216.82     $123,594.22     $114,234.52
Jun 1998     $114,189.81     $117,713.99     $120,368.52     Dec 2001     $110,240.47     $124,681.85     $114,017.48
Jul 1998     $114,395.35     $116,466.23     $119,574.09     Jan 2002     $109,997.94     $122,861.49     $111,999.37
Aug 1998     $ 97,396.20     $ 99,625.21     $101,626.02     Feb 2002     $105,389.03     $120,490.27     $107,351.40
Sep 1998     $104,291.85     $106,011.19     $109,430.90     Mar 2002     $110,236.92     $125,020.70     $111,065.75
Oct 1998     $112,291.04     $114,629.90     $118,229.14     Apr 2002     $101,991.20     $117,444.45     $102,002.79
Nov 1998     $120,993.59     $121,576.47     $127,226.38     May 2002     $100,532.73     $116,575.36     $ 99,534.32
Dec 1998     $131,411.14     $128,579.27     $138,702.20     Jun 2002     $ 92,168.40     $108,275.19     $ 90,327.40
Jan 1999     $131,516.27     $133,953.89     $146,844.02     Jul 2002     $ 83,679.69     $ 99,829.73     $ 85,359.39
Feb 1999     $124,138.21     $129,787.92     $140,133.25     Aug 2002     $ 83,437.02     $100,488.60     $ 85,615.47
Mar 1999     $130,692.71     $134,979.44     $147,518.27     Sep 2002     $ 75,435.41     $ 89,565.49     $ 76,737.14
Apr 1999     $131,816.66     $140,203.14     $147,710.04     Oct 2002     $ 83,077.02     $ 97,447.26     $ 83,773.94
May 1999     $128,428.98     $136,894.35     $143,175.34     Nov 2002     $ 86,474.87     $103,186.90     $ 88,322.87
Jun 1999     $134,888.95     $144,491.98     $153,197.62     Dec 2002     $ 83,015.88     $ 97,129.83     $ 82,219.76
Jul 1999     $132,636.31     $139,983.83     $148,325.93     Jan 2003     $ 80,102.02     $ 94,585.03     $ 80,221.82
Aug 1999     $130,580.44     $139,297.91     $150,743.65     Feb 2003     $ 79,252.94     $ 93,166.25     $ 79,852.79
Sep 1999     $126,166.83     $135,481.15     $147,578.03     Mar 2003     $ 79,498.62     $ 94,069.96     $ 81,338.06
Oct 1999     $132,525.63     $144,057.11     $158,720.17     Apr 2003     $ 85,214.57     $101,821.33     $ 87,348.94
Nov 1999     $136,938.74     $146,981.47     $167,291.06     May 2003     $ 88,256.73     $107,187.31     $ 91,707.65
Dec 1999     $148,660.69     $155,638.67     $184,689.33     Jun 2003     $ 87,409.47     $108,559.31     $ 92,973.22
Jan 2000     $143,294.04     $147,825.61     $176,027.40     Jul 2003     $ 90,573.69     $110,469.95     $ 95,288.25
Feb 2000     $161,521.04     $145,031.71     $184,635.14     Aug 2003     $ 92,765.57     $112,624.12     $ 97,660.93
Mar 2000     $172,989.04     $159,215.81     $197,855.02     Sep 2003     $ 90,335.11     $111,430.30     $ 96,615.96
Apr 2000     $163,440.04     $154,423.41     $188,437.12     Oct 2003     $ 95,195.14     $117,737.26     $102,045.77
May 2000     $151,100.32     $151,257.73     $178,939.89     Nov 2003     $ 96,289.89     $118,773.35     $103,117.25
Jun 2000     $163,007.03     $154,993.80     $192,503.53     Dec 2003     $100,189.63     $124,997.07     $106,685.11
Jul 2000     $158,182.02     $152,575.90     $184,476.13     Jan 2004     $100,800.79     $127,297.01     $108,861.49
Aug 2000     $172,117.85     $162,050.86     $201,171.22     Feb 2004     $102,393.44     $129,066.44     $109,558.20
Sep 2000     $163,425.90     $153,494.57     $182,140.42     Mar 2004     $100,929.21     $127,117.54     $107,520.42
Oct 2000     $157,101.32     $152,849.90     $173,525.18     Apr 2004     $101,050.33     $125,121.79     $106,273.18
Nov 2000     $138,767.60     $140,805.32     $147,947.57     May 2004     $103,010.70     $126,835.96     $108,249.86
Dec 2000     $138,157.02     $141,495.27     $143,272.43     Jun 2004     $103,865.69     $129,296.58     $109,602.98
Jan 2001     $144,581.32     $146,518.35     $153,172.55     Jul 2004     $100,313.49     $125,016.86     $103,410.42
Feb 2001     $123,732.69     $133,155.88     $127,163.85     Aug 2004     $ 99,701.57     $125,516.93     $102,903.70
Mar 2001     $112,943.20     $124,713.80     $113,328.43     Sep 2004     $101,655.72     $126,872.51     $103,881.29
Apr 2001     $124,824.83     $134,404.06     $127,664.47     Oct 2004     $102,865.43     $128,813.66     $105,501.84
May 2001     $122,153.58     $135,304.57     $125,787.80

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Symantec Corporation                           4.67
Zimmer Holdings, Inc.                          4.57
Expeditors Int'l Washington, Inc.              3.88
Maxim Integrated Products, Inc.                3.65
Linear Technology Corporation                  3.61
Analog Devices, Inc.                           3.59
Exxon Mobil Corporation                        3.48
BP PLC Sponsored ADR                           3.47
Amgen, Inc.                                    3.41
Microsoft Corporation                          3.12
Total                                         37.45

SECTOR DIVERSIFICATION, October 31, 2004
                                        % of Fund Holdings

                                               S&P
                                Portfolio     500(R)     Difference
Technology                        22.9         14.5          8.4
Health Care                       19.3         12.4          6.9
Cons Staples                       8.0          7.2          0.8
Integrated Oils                    7.5          5.2          2.3
Autos & Transport                  6.6          2.6          4.0
Financial                         20.7         21.7         -1.0
Cons Discretionary                 6.7         14.2         -7.5
Other                              4.0          5.4         -1.4
Utilities                          2.4          7.0         -4.6
Materials & Processing             1.4          3.6         -2.2
Producer Durables                  0.5          4.1         -3.6
Energy                             0.0          2.1         -2.1

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The Russell 1000 Growth Index(R) measures the performance of those companies in the Russell 1000 Index(R) (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and higher forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.






================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
  July 25, 1995

BENCHMARK:
  Russell 1000 Value(R)

MANAGER TENURE:
Mr. Maramarco:
  Since May 27, 1999
Mr. Stack:
  Since February 28, 2003

TOTAL ASSETS: $70.7 million

TICKER SYMBOL: DLBVX

NET EXPENSE RATIO*: 0.80%

CUSIP #: 232941302

PORTFOLIO MANAGERS
Anthony M. Maramarco,
CFA
Managing Director

Babson Capital Management
  LLC-Since 1996

MassMutual Life Insurance
  Company-11 years

Michael P. Stack, CFA
Managing Director

Babson Capital Management
  LLC-Since 2002

Putnam Investments-5 Years

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 0.80%.

FUND PERFORMANCE
The DLB Value Fund (known as the MassMutual Premier Value Fund effective November 1, 2004) returned +15.00% for the one-year period ended October 31, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index(R), which returned +15.45% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors that were expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
The Reporting Period featured favorable absolute returns, but the Fund underperformed its benchmark, the Russell 1000 Value Index(R). During the 2003 portion of the Reporting Period, the Fund was challenged by equity market performance that favored areas of the market that exhibited the weakest fundamentals and highest risk profiles. This runs contrary to the Fund's strong emphasis on fundamentals and detracted from period results.

The most challenging area for the Fund and the Russell 1000 Value universe during the reporting period was the health care sector. Additionally, stock selection detracted from relative results in the financial services, integrated oils, and materials and processing sectors. However, absolute results were positive in each of these areas. Areas where the Fund's stock selection added considerable value were the consumer discretionary, technology, and producer durables sectors. Results were also strong in the utilities sector.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/04
                                                                    Since
                     6 Months         1 Year        5 Years        Inception
                      5/1/04-        11/1/04-       11/1/99-       7/25/95-
                     10/31/04        10/31/04       10/31/04       10/31/04
--------------------------------------------------------------------------------
DLB Value              7.24           15.00           4.82           9.53

Russell 1000           6.75           15.45           3.49          11.53
Value Index(R)

S&P 500 Index(R)       2.96            9.42          -2.22           9.72

S&P 500/               6.00           14.46           1.49           9.91
Barra Value Index(R)

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 7/25/95


                           [LINE GRAPH APPEARS HERE]

                           RUSSELL                     S&P 500/                               RUSSELL                     S&P 500/
            DLB VALUE    1000 VALUE      S&P 500     BARRA VALUE               DLB VALUE    1000 VALUE      S&P 500     BARRA VALUE
              FUND         INDEX(R)      INDEX(R)      INDEX(R)                  FUND         INDEX(R)      INDEX(R)      INDEX(R)
           $100,000.00   $100,000.00   $100,000.00   $100,000.00   Feb 2000   $149,452.26   $211,973.78   $272,212.99   $213,877.15
Jul 1995   $100,800.00   $103,480.00   $103,320.00   $103,440.00   Mar 2000   $170,450.30   $237,834.58   $298,835.41   $236,184.54
Aug 1995   $100,699.20   $104,939.07   $103,578.30   $104,319.24   Apr 2000   $172,086.62   $235,075.70   $289,840.47   $234,602.11
Sep 1995   $104,294.16   $108,737.86   $107,949.30   $107,949.55   May 2000   $177,541.77   $237,543.99   $283,898.74   $235,329.37
Oct 1995   $102,093.55   $107,661.36   $107,560.69   $106,265.54   Jun 2000   $169,357.09   $226,688.23   $290,911.04   $226,033.86
Nov 1995   $106,789.86   $113,109.02   $112,282.60   $111,833.85   Jul 2000   $173,861.99   $229,521.84   $286,372.83   $230,554.54
Dec 1995   $108,178.13   $115,948.06   $114,449.66   $114,931.65   Aug 2000   $182,311.69   $242,283.25   $304,156.58   $246,024.75
Jan 1996   $110,428.23   $119,565.64   $118,340.94   $118,368.10   Sep 2000   $179,996.33   $244,512.26   $288,097.11   $245,975.54
Feb 1996   $113,398.75   $120,474.34   $119,441.51   $119,480.76   Oct 2000   $187,232.18   $250,527.26   $286,887.10   $250,575.29
Mar 1996   $116,880.09   $122,522.40   $120,588.15   $122,276.61   Nov 2000   $186,820.27   $241,232.70   $264,280.40   $237,745.83
Apr 1996   $118,306.03   $122,987.99   $122,360.80   $123,523.84   Dec 2000   $196,198.65   $253,318.46   $265,575.37   $249,989.74
May 1996   $121,370.16   $124,525.34   $125,517.71   $125,389.05   Jan 2001   $195,649.29   $254,281.07   $275,003.30   $260,539.31
Jun 1996   $120,654.07   $124,624.96   $125,994.67   $124,787.18   Feb 2001   $196,060.15   $247,212.05   $249,923.00   $243,265.55
Jul 1996   $116,467.38   $119,914.13   $120,425.71   $119,521.16   Mar 2001   $190,766.53   $238,485.47   $234,077.88   $233,656.56
Aug 1996   $120,252.57   $123,343.68   $122,966.69   $122,819.94   Apr 2001   $201,907.29   $250,171.25   $252,265.73   $249,498.48
Sep 1996   $124,040.52   $128,252.75   $129,889.72   $128,076.64   May 2001   $204,552.28   $255,800.11   $253,955.91   $252,118.21
Oct 1996   $125,057.65   $133,216.14   $133,474.67   $132,418.44   Jun 2001   $203,304.51   $250,121.35   $247,784.78   $243,949.58
Nov 1996   $134,874.68   $142,874.31   $143,565.36   $142,548.45   Jul 2001   $202,328.65   $249,596.09   $245,356.49   $239,729.26
Dec 1996   $134,132.87   $141,045.52   $140,722.76   $140,210.65   Aug 2001   $199,131.86   $239,587.29   $229,997.18   $225,872.90
Jan 1997   $139,806.69   $147,886.22   $149,517.94   $146,674.36   Sep 2001   $181,727.73   $222,720.34   $211,413.40   $204,414.98
Feb 1997   $142,155.44   $150,060.15   $150,684.18   $147,745.09   Oct 2001   $180,328.43   $220,804.95   $215,451.40   $204,414.98
Mar 1997   $136,909.91   $144,657.98   $144,491.06   $142,692.20   Nov 2001   $190,210.43   $233,633.71   $231,976.52   $217,395.33
Apr 1997   $139,374.28   $150,733.62   $153,117.17   $148,043.16   Dec 2001   $195,555.34   $239,147.47   $234,017.92   $220,699.74
May 1997   $147,402.24   $159,159.63   $162,442.01   $157,325.47   Jan 2002   $199,231.78   $237,306.04   $230,601.25   $214,652.57
Jun 1997   $152,752.94   $165,987.58   $169,719.41   $163,335.30   Feb 2002   $202,618.72   $237,685.72   $226,150.65   $212,742.16
Jul 1997   $166,668.74   $178,469.84   $183,229.08   $176,402.12   Mar 2002   $213,337.25   $248,928.26   $234,653.91   $223,634.56
Aug 1997   $162,068.68   $172,116.32   $172,968.25   $168,428.75   Apr 2002   $211,353.21   $240,390.02   $220,433.89   $212,430.46
Sep 1997   $171,063.49   $182,512.14   $182,446.91   $178,298.67   May 2002   $213,318.80   $241,591.97   $218,802.68   $213,280.19
Oct 1997   $163,468.27   $177,420.05   $176,353.18   $171,755.11   Jun 2002   $202,588.86   $227,724.59   $203,223.93   $199,822.21
Nov 1997   $170,644.53   $185,262.02   $184,518.33   $178,298.98   Jul 2002   $187,779.62   $206,546.20   $187,372.46   $178,221.43
Dec 1997   $169,484.15   $190,671.67   $187,692.05   $182,257.22   Aug 2002   $185,939.38   $208,115.96   $188,609.12   $179,451.15
Jan 1998   $169,823.12   $187,964.13   $189,775.43   $180,015.45   Sep 2002   $168,163.57   $184,973.46   $168,107.31   $158,957.83
Feb 1998   $182,899.49   $200,614.12   $203,458.24   $193,516.61   Oct 2002   $172,956.23   $198,679.99   $182,900.75   $172,167.23
Mar 1998   $192,446.85   $212,891.70   $213,875.30   $203,327.91   Nov 2002   $177,885.49   $211,196.83   $193,673.60   $184,270.58
Apr 1998   $196,661.43   $214,318.08   $216,035.44   $205,727.18   Dec 2002   $172,993.64   $202,030.89   $182,304.96   $174,688.51
May 1998   $189,955.28   $211,146.17   $212,319.63   $202,826.42   Jan 2003   $167,700.03   $197,141.74   $177,528.57   $169,902.05
Jun 1998   $191,892.82   $213,848.84   $220,939.81   $204,367.90   Feb 2003   $161,696.37   $191,878.06   $174,865.64   $165,280.71
Jul 1998   $179,381.41   $210,085.10   $218,597.85   $199,933.12   Mar 2003   $162,407.83   $192,204.25   $176,561.84   $165,065.85
Aug 1998   $150,572.76   $178,824.44   $186,988.60   $167,783.87   Apr 2003   $175,838.96   $209,118.23   $191,110.54   $181,390.86
Sep 1998   $157,770.13   $189,088.96   $198,974.57   $177,985.13   May 2003   $184,560.57   $222,627.26   $201,182.06   $194,741.23
Oct 1998   $171,590.80   $203,743.36   $215,151.20   $191,921.37   Jun 2003   $187,421.26   $225,410.10   $203,757.19   $196,162.84
Nov 1998   $177,647.95   $213,237.80   $228,189.36   $201,920.47   Jul 2003   $193,137.61   $228,768.72   $207,343.32   $200,517.65
Dec 1998   $178,376.31   $220,487.88   $241,333.07   $209,007.88   Aug 2003   $194,566.83   $232,337.51   $211,386.51   $204,848.84
Jan 1999   $174,434.19   $222,251.78   $251,420.79   $213,229.84   Sep 2003   $191,706.70   $230,060.60   $209,145.82   $201,141.07
Feb 1999   $175,411.03   $219,118.03   $243,601.61   $208,645.40   Oct 2003   $202,135.54   $244,140.31   $220,983.47   $214,899.12
Mar 1999   $179,112.20   $223,653.78   $253,345.67   $214,967.35   Nov 2003   $203,126.01   $247,460.62   $222,928.13   $216,833.21
Apr 1999   $201,537.04   $244,543.04   $263,150.15   $233,497.54   Dec 2003   $215,293.25   $262,704.19   $234,609.56   $230,233.51
May 1999   $199,078.29   $241,853.07   $256,939.80   $229,364.63   Jan 2004   $215,874.55   $267,327.78   $238,926.37   $234,308.64
Jun 1999   $201,905.20   $248,866.81   $271,199.96   $238,172.24   Feb 2004   $222,113.32   $273,048.60   $242,247.45   $239,604.01
Jul 1999   $195,282.71   $241,575.01   $262,738.52   $230,860.35   Mar 2004   $219,203.64   $270,645.77   $238,589.52   $237,950.75
Aug 1999   $189,482.82   $232,612.58   $261,451.11   $225,019.58   Apr 2004   $216,726.63   $264,042.01   $234,843.66   $232,073.36
Sep 1999   $178,511.76   $224,494.40   $254,287.35   $216,221.32   May 2004   $217,008.38   $266,735.24   $238,061.02   $234,742.21
Oct 1999   $183,688.60   $237,425.27   $270,383.73   $228,437.82   Jun 2004   $222,238.28   $273,030.19   $242,679.40   $239,836.11
Nov 1999   $179,629.09   $235,573.36   $275,872.52   $227,090.04   Jul 2004   $219,326.96   $269,180.47   $234,646.71   $235,303.21
Dec 1999   $179,323.72   $236,704.11   $292,121.42   $235,628.62   Aug 2004   $222,090.48   $273,002.83   $235,585.30   $237,844.48
Jan 2000   $166,502.07   $228,987.56   $277,456.92   $228,135.63   Sep 2004   $226,287.99   $277,234.38   $238,129.62   $242,339.74
                                                                   Oct 2004   $232,420.39   $281,836.47   $241,773.00   $245,999.07

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Exxon Mobil Corporation                        3.75
Citigroup, Inc.                                3.46
Diageo PLC ADR                                 3.19
McDonald's Corporation                         2.97
Weyerhaeuser Company                           2.90
Freddie Mac                                    2.90
American International Group, Inc.             2.79
Verizon Communications, Inc.                   2.75
Limited Brands, Inc.                           2.72
Morgan Stanley                                 2.65
Total                                         30.08

SECTOR DIVERSIFICATION, October 31, 2004
                                        % of Fund Holdings
                                            Russell
                                Portfolio     1000       Difference
                                            Value(R)
Cons Discretionary                17.0        9.1            7.9
Materials & Proc                   9.0        5.5            3.5
Cons Staples                       7.7        5.0            2.7
Technology                         6.0        5.9            0.1
Prod Durables                      5.0        3.6            1.4
Financial                         31.7       33.5           -1.8
Utilities                          8.6       12.8           -4.2
Integrated Oils                    7.6        9.5           -1.9
Health Care                        2.9        3.2           -0.3
Autos & Transport                  2.3        2.5           -0.2
Other                              2.2        6.7           -3.8
Energy                             0.0        2.7           -2.7

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Value Index(R) measures the performance of those companies in the Russell 1000 Index(R) (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The S&P 500/ Barra Value Index(R) is a subset of the S&P 500 Index(R) and consists of those stocks with the lowest price-to-book ratios, representing approximately 50% of the market capitalization of the S&P 500 Index(R). Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500(R) Index, while maintaining risk characteristics similar to those of the benchmark.







================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
  August 26, 1996

BENCHMARK: S&P 500(R)

MANAGER TENURE:
Mr. Farrell:
  Since December 18, 2000
Mr. Cao:
  Since June 4, 2001

TOTAL ASSETS: $30.0 million

TICKER SYMBOL: DLBQX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941609

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director

Babson Capital Management
  LLC-Since 2000
Aeltus Investment Management-
  6 Years

Chris C. Cao, Ph.D., CFA
Managing Director

Babson Capital Management
  LLC-Since 2001
Invesco-2 Years
Aeltus Investment Management-
  2 Years

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 1.00%.

FUND PERFORMANCE
The DLB Enhanced Index Core Equity Fund (known as the MassMutual Premier Enhanced Index Core Equity Fund effective November 1, 2004) returned +9.17% for the one-year period ended October 31, 2004 (the "Reporting Period"), underperforming its benchmark, the S&P 500 Index(R), which returned +9.42% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the 2003 portion of the Reporting Period favored companies that were highly levered to the economic cycle. In general, these companies had characteristics that the Fund's models disfavor such as high debt-to-equity ratios, negative earnings, and high exposure to market movement (beta).

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
2003 was a challenging environment for quantitative investment strategies. Irrespective of asset class, virtually all bottom-up quantitative factors including value measures, growth measures and momentum measures performed poorly, most notably during the last quarter of the year.

In sharp contrast, 2004 to date has turned out to be the polar opposite of 2003, with most quantitative model factors performing favorably, although at times muted relative to the Fund's benchmark. During this period, valuation added value, beta didn't add value, and high growth was viewed with skepticism if the price was not right. Last year's market favored exposure to the economic cycle, irrespective of price. This year's emphasis has been on attractive valuation and the risk to a stock's earnings if the economy falters.

During the Reporting Period, the market areas that added the most value to results were the healthcare, materials and processing, and producer durables sectors. Results for the Fund were more challenging in the technology and consumer discretionary sectors.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/04

                                                                    Since
                     6 Months         1 Year        5 Years        Inception
                      5/1/04-        11/1/04-       11/1/99-       8/26/96-
                     10/31/04        10/31/04       10/31/04       10/31/04
--------------------------------------------------------------------------------
DLB                    3.24            9.17          -3.46           7.40
Enhanced
Index Core Equity

S&P 500                2.96            9.42          -2.22           8.31
Index(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 8/26/96


                           [LINE GRAPH APPEARS HERE]

            DLB ENHANCED                                 DLB ENHANCED
                INDEX          S&P 500                       INDEX          S&P 500
             CORE EQUITY       INDEX(R)                   CORE EQUITY       INDEX(R)
             $100,000.00     $100,000.00     Sep 2000     $244,426.29     $239,232.23
Aug 1996     $ 98,500.00     $102,110.00     Oct 2000     $241,493.18     $238,227.45
Sep 1996     $106,399.70     $107,858.79     Nov 2000     $208,118.82     $219,455.13
Oct 1996     $110,102.41     $110,835.70     Dec 2000     $201,521.45     $220,530.46
Nov 1996     $120,099.71     $119,214.87     Jan 2001     $204,645.04     $228,359.29
Dec 1996     $118,502.38     $116,854.42     Feb 2001     $186,554.42     $207,532.93
Jan 1997     $127,449.31     $124,157.82     Mar 2001     $175,249.22     $194,375.34
Feb 1997     $128,163.03     $125,126.25     Apr 2001     $188,130.04     $209,478.30
Mar 1997     $123,382.55     $119,983.56     May 2001     $188,995.43     $210,881.81
Apr 1997     $131,920.62     $127,146.58     Jun 2001     $184,818.64     $205,757.38
May 1997     $139,849.05     $134,889.81     Jul 2001     $183,247.68     $203,740.96
Jun 1997     $144,631.89     $140,932.87     Aug 2001     $172,802.56     $190,986.77
Jul 1997     $160,281.06     $152,151.13     Sep 2001     $159,237.56     $175,555.04
Aug 1997     $154,382.71     $143,630.67     Oct 2001     $161,673.89     $178,908.14
Sep 1997     $164,510.22     $151,501.63     Nov 2001     $172,991.07     $192,630.40
Oct 1997     $153,553.84     $146,441.47     Dec 2001     $174,582.58     $194,325.54
Nov 1997     $159,189.26     $153,221.71     Jan 2002     $172,295.55     $191,488.39
Dec 1997     $156,674.07     $155,857.13     Feb 2002     $169,142.54     $187,792.67
Jan 1998     $160,982.61     $157,587.14     Mar 2002     $175,620.70     $194,853.67
Feb 1998     $175,310.06     $168,949.17     Apr 2002     $165,627.88     $183,045.54
Mar 1998     $180,586.90     $177,599.37     May 2002     $164,402.24     $181,691.00
Apr 1998     $181,237.01     $179,393.12     Jun 2002     $153,354.41     $168,754.60
May 1998     $178,445.96     $176,307.56     Jul 2002     $140,917.36     $155,591.74
Jun 1998     $188,885.05     $183,465.65     Aug 2002     $141,621.95     $156,618.65
Jul 1998     $182,368.51     $181,520.91     Sep 2002     $126,553.38     $139,594.20
Aug 1998     $151,128.79     $155,272.99     Oct 2002     $137,069.96     $151,878.49
Sep 1998     $159,093.27     $165,225.99     Nov 2002     $144,430.62     $160,824.13
Oct 1998     $169,322.97     $178,658.86     Dec 2002     $136,573.59     $151,383.76
Nov 1998     $184,832.96     $189,485.59     Jan 2003     $133,036.34     $147,417.50
Dec 1998     $197,031.93     $200,399.96     Feb 2003     $131,266.95     $145,206.24
Jan 1999     $205,090.54     $208,776.67     Mar 2003     $132,330.22     $146,614.74
Feb 1999     $193,687.50     $202,283.72     Apr 2003     $142,956.33     $158,695.79
Mar 1999     $198,394.11     $210,375.07     May 2003     $150,390.06     $167,059.06
Apr 1999     $204,226.90     $218,516.58     Jun 2003     $151,984.20     $169,197.42
May 1999     $207,086.07     $213,359.59     Jul 2003     $154,461.54     $172,175.29
Jun 1999     $219,739.03     $225,201.05     Aug 2003     $157,288.18     $175,532.71
Jul 1999     $214,465.30     $218,174.78     Sep 2003     $155,699.57     $173,672.07
Aug 1999     $214,336.62     $217,105.72     Oct 2003     $164,372.04     $183,501.90
Sep 1999     $208,142.29     $211,157.02     Nov 2003     $165,785.64     $185,116.72
Oct 1999     $213,970.27     $224,523.26     Dec 2003     $173,826.24     $194,816.84
Nov 1999     $216,709.09     $229,081.09     Jan 2004     $177,215.86     $198,401.47
Dec 1999     $239,095.14     $242,573.96     Feb 2004     $179,891.81     $201,159.25
Jan 2000     $226,447.01     $230,396.75     Mar 2004     $177,211.43     $198,121.74
Feb 2000     $237,157.95     $226,042.25     Apr 2004     $173,808.97     $195,011.23
Mar 2000     $265,118.87     $248,149.18     May 2004     $176,138.01     $197,682.89
Apr 2000     $264,297.01     $240,679.89     Jun 2004     $179,889.75     $201,517.93
May 2000     $254,570.88     $235,745.95     Jul 2004     $173,989.36     $194,847.69
Jun 2000     $260,960.60     $241,568.88     Aug 2004     $174,528.73     $195,627.08
Jul 2000     $246,085.85     $237,800.41     Sep 2004     $176,849.96     $197,739.85
Aug 2000     $281,694.47     $252,567.81     Oct 2004     $179,431.97     $200,765.27

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Exxon Mobil Corporation                        3.13
General Electric Company                       3.01
Microsoft Corporation                          2.81
Citigroup, Inc.                                2.59
Pfizer, Inc.                                   2.40
Bank of America Corporation                    2.06
Johnson & Johnson                              2.04
Wal-Mart Stores, Inc.                          1.99
International Business Machines Corp.          1.70
Procter & Gamble Company                       1.55
Total                                         23.28

Sector Diversification, October 31, 2004
                                        % of Fund Holdings
                                             S&P
                                Portfolio   500(R)       Difference
Financial Services                23.0       21.7            1.3
Technology                        14.8       14.5            0.3
Utilities                          7.4        7.0            0.4
Integrated Oils                    5.7        5.2            0.5
Other                              5.4        5.4            0.0
Producer Durables                  5.3        4.1            1.2
Autos & Transport                  2.7        2.6            0.1
Energy                             2.2        2.1            0.1
Cons Discretionary                13.5       14.2           -0.7
Health Care                       10.9       12.4           -1.5
Cons Staples                       5.6        7.2           -1.6
Materials & Proc                   3.5        3.6           -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Enhanced Index Core Equity Fund changed its investment objective, strategies and policies in December 2000; the performance results shown above would not necessarily have been achieved had the Fund's current investment objective, strategies and policies been in effect for the periods for which performance results are presented.

The Standard & Poor's 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. "Standard & Poor's 500 Index(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Babson Capital Management LLC. The DLB Enhanced Index Core Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index(R), while maintaining risk characteristics similar to those of the benchmark.







================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
  December 19, 2000

BENCHMARK:
  Russell 1000 Growth(R)

MANAGER TENURE:
Mr. Farrell:
  Since Inception
Mr. Cao:
  Since June 4, 2001

TOTAL ASSETS: $21.3 million

TICKER SYMBOL: DEIGX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941831

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director

Babson Capital Management
  LLC-Since 2000
Aeltus Investment Management-
  6 Years

Chris C. Cao, Ph.D., CFA
Managing Director

Babson Capital Management
  LLC-Since 2001
Invesco-2 Years
Aeltus Investment Management-
  2 Years

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 1.15%.

FUND PERFORMANCE
The DLB Enhanced Index Growth Fund (known as the MassMutual Premier Enhanced Index Growth Fund effective November 1, 2004) returned +3.83% for the one-year period ended October 31, 2004 (the "Reporting Period"), outperforming its benchmark, the Russell 1000 Growth Index(R), which returned +3.38% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the 2003 portion of the Reporting Period favored companies that were highly levered to the economic cycle. In general, these companies had characteristics that the Fund's models disfavor such as high debt-to-equity ratios, negative earnings, and high exposure to market movement (beta).

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
2003 was a challenging environment for quantitative investment strategies. Irrespective of asset class, virtually all bottom-up quantitative factors including value measures, growth measures and momentum measures performed poorly, most notably during the last quarter of the year.

In sharp contrast, 2004 to date has turned out to be the polar opposite of 2003, with most quantitative model factors performing favorably, although at times muted relative to the Fund's benchmark. During this period, valuation added value, beta did not add value, and high growth was viewed with skepticism if the price was not right. Last year's market favored exposure to the economic cycle, irrespective of price. This year's emphasis has been on attractive valuation and the risk to a stock's earnings if the economy falters.

During the Reporting Period, the market areas that added the most value to results were the consumer discretionary, producer durables, and healthcare sectors. The only area that was somewhat weak for the Fund relative to the benchmark was the consumer staples sector.

TOTAL RETURNS (%)
FOR THE PERIODS ENDED 10/31/04

                                                     Since
                     6 Months         1 Year        Inception
                      5/1/04-        11/1/04-       12/19/00-
                     10/31/04        10/31/04       10/31/04
-----------------------------------------------------------------
DLB Enhanced          -0.18            3.83          -6.47
Index Growth

Russell 1000          -0.73            3.38          -7.98
Growth Index(R)

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00

                           [LINE GRAPH APPEARS HERE]

            DLB ENHANCED     RUSSELL 1000                DLB ENHANCED     RUSSELL 1000
                INDEX          GROWTH                        INDEX          GROWTH
               GROWTH          INDEX(R)                     GROWTH          INDEX(R)
             $100,000.00     $100,000.00     Nov 2002     $ 64,366.11     $ 59,698.76
Dec 2000     $103,900.00     $ 96,840.00     Dec 2002     $ 60,027.84     $ 55,573.58
Jan 2001     $110,300.24     $103,531.64     Jan 2003     $ 58,623.19     $ 54,223.14
Feb 2001     $ 91,902.16     $ 85,951.97     Feb 2003     $ 58,324.21     $ 53,973.71
Mar 2001     $ 82,500.57     $ 76,600.40     Mar 2003     $ 59,327.38     $ 54,977.62
Apr 2001     $ 92,598.64     $ 86,290.35     Apr 2003     $ 63,842.20     $ 59,040.47
May 2001     $ 91,302.26     $ 85,021.88     May 2003     $ 66,855.55     $ 61,986.59
Jun 2001     $ 89,503.60     $ 83,049.37     Jun 2003     $ 67,758.10     $ 62,842.00
Jul 2001     $ 87,006.45     $ 80,973.14     Jul 2003     $ 69,363.97     $ 64,406.77
Aug 2001     $ 80,707.19     $ 74,349.53     Aug 2003     $ 70,973.21     $ 66,010.50
Sep 2001     $ 73,209.49     $ 66,929.45     Sep 2003     $ 70,469.30     $ 65,304.19
Oct 2001     $ 76,606.41     $ 70,443.25     Oct 2003     $ 74,387.39     $ 68,974.28
Nov 2001     $ 83,309.47     $ 77,212.84     Nov 2003     $ 75,287.48     $ 69,698.51
Dec 2001     $ 83,384.45     $ 77,066.14     Dec 2003     $ 77,674.09     $ 72,110.08
Jan 2002     $ 82,083.65     $ 75,702.07     Jan 2004     $ 79,289.72     $ 73,581.12
Feb 2002     $ 78,882.39     $ 72,560.43     Feb 2004     $ 79,797.17     $ 74,052.04
Mar 2002     $ 81,682.71     $ 75,071.02     Mar 2004     $ 78,289.00     $ 72,674.68
Apr 2002     $ 75,172.60     $ 68,945.23     Apr 2004     $ 77,380.85     $ 71,831.65
May 2002     $ 73,173.01     $ 67,276.75     May 2004     $ 78,990.37     $ 73,167.72
Jun 2002     $ 66,565.49     $ 61,053.65     Jun 2004     $ 80,096.24     $ 74,082.31
Jul 2002     $ 62,358.55     $ 57,695.70     Jul 2004     $ 75,666.92     $ 69,896.66
Aug 2002     $ 62,358.55     $ 57,868.79     Aug 2004     $ 75,159.95     $ 69,554.17
Sep 2002     $ 56,253.65     $ 51,867.80     Sep 2004     $ 76,069.38     $ 70,214.93
Oct 2002     $ 61,260.22     $ 56,624.07     Oct 2004     $ 77,240.85     $ 71,310.29

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Pfizer, Inc.                                   4.28
Microsoft Corporation                          3.87
Johnson & Johnson                              3.56
Intel Corporation                              2.79
Procter & Gamble Company                       2.55
Cisco Systems, Inc.                            2.51
Wal-Mart Stores, Inc.                          2.35
International Business Machines Corp.          2.27
American International Group, Inc.             1.79
Home Depot, Inc.                               1.72
Total                                         27.69

SECTOR DIVERSIFICATION, October 31, 2004
                                        % of Fund Holdings
                                            Russell
                                Portfolio    1000        Difference
                                            Growth(R)
Technology                        24.7       23.0            1.7
Financial                         12.4       11.2            1.2
Prod Durables                      6.5        4.9            1.6
Autos & Transport                  2.4        2.2            0.2
Materials & Proc                   1.9        1.7            0.2
Health Care                       21.7       23.4           -1.7
Cons Discretionary                19.2       20.1           -0.9
Cons Staples                       6.7        8.5           -1.8
Other                              2.0        2.3           -0.3
Energy                             1.4        1.5           -0.1
Utilities                          1.1        1.2           -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Growth Index(R) measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and higher forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index(R), while maintaining risk characteristics similar to those of the benchmark.






================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
  December 19, 2000

BENCHMARK:
  Russell 1000 Value(R)

MANAGER TENURE:
Mr. Farrell:
  Since Inception
Mr. Cao:
  Since June 4, 2001

TOTAL ASSETS: $38.5 million

TICKER SYMBOL: DENVX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941849

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director
Babson Capital Management
  LLC-Since 2000
Aeltus Investment Management-
  6 Years

Chris C. Cao, Ph.D., CFA
Managing Director
Babson Capital Management
  LLC-Since 2001
Invesco-2 Years
Aeltus Investment Management-
  2 Years

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 0.98%.

FUND PERFORMANCE
The DLB Enhanced Index Value Fund (known as the MassMutual Premier Enhanced Index Value Fund effective November 1, 2004) returned +15.31% for the one-year period ended October 31, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index(R), which returned +15.45% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the 2003 portion of the Reporting Period favored companies that were highly levered to the economic cycle. In general, these companies had characteristics that the Fund's models disfavor such as high debt-to-equity ratios, negative earnings, and high exposure to market movement (beta).

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
2003 was a challenging environment for quantitative investment strategies. Irrespective of asset class, virtually all bottom-up quantitative factors including value measures, growth measures and momentum measures performed poorly, most notably during the last quarter of the year.

In sharp contrast, 2004 to date has turned out to be the polar opposite of 2003, with most quantitative model factors performing favorably, although at times muted relative to the Fund's benchmark. This year, valuation added value, beta didn't add value, and high growth was viewed with skepticism if the price was not right. Last year's market favored exposure to the economic cycle, irrespective of price. This year's emphasis has been on attractive valuation and the risk to a stock's earnings if the economy falters.

During the Reporting Period, the market areas that added the most value to results were the utilities, consumer staples, and autos and transportation sectors, while results trailed the benchmark in the technology and consumer discretionary sectors.

TOTAL RETURNS (%)
FOR THE PERIODS ENDED 10/31/04

                                                     Since
                     6 Months         1 Year        Inception
                      5/1/04-        11/1/04-       12/19/00-
                     10/31/04        10/31/04       10/31/04
-----------------------------------------------------------------
DLB Enhanced           7.00           15.31           4.59
Index Value

Russell 1000           6.75           15.45           3.70
Value Index(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00

                           [LINE GRAPH APPEARS HERE]

            DLB ENHANCED     RUSSELL 1000                DLB ENHANCED     RUSSELL 1000
                INDEX           VALUE                        INDEX           VALUE
                VALUE          INDEX(R)                      VALUE          INDEX(R)
             $100,000.00     $100,000.00     Nov 2002     $ 89,449.38     $ 87,549.01
Dec 2000     $105,100.00     $105,010.00     Dec 2002     $ 85,987.69     $ 83,749.38
Jan 2001     $103,996.45     $105,409.04     Jan 2003     $ 83,923.99     $ 81,722.65
Feb 2001     $101,198.95     $102,478.67     Feb 2003     $ 81,859.46     $ 79,540.65
Mar 2001     $ 97,899.86     $ 98,861.17     Mar 2003     $ 81,753.04     $ 79,675.87
Apr 2001     $102,501.15     $103,705.37     Apr 2003     $ 88,554.89     $ 86,687.35
May 2001     $104,704.93     $106,038.74     May 2003     $ 94,222.41     $ 92,287.35
Jun 2001     $102,307.19     $103,684.68     Jun 2003     $ 95,249.43     $ 93,440.94
Jul 2001     $102,511.80     $103,466.94     Jul 2003     $ 96,592.45     $ 94,833.21
Aug 2001     $ 98,513.84     $ 99,317.92     Aug 2003     $ 97,828.83     $ 96,312.61
Sep 2001     $ 92,208.95     $ 92,325.93     Sep 2003     $ 97,007.07     $ 95,368.75
Oct 2001     $ 91,812.46     $ 91,531.93     Oct 2003     $103,196.12     $101,205.31
Nov 2001     $ 96,917.23     $ 96,849.94     Nov 2003     $104,744.06     $102,581.71
Dec 2001     $ 99,475.84     $ 99,135.60     Dec 2003     $110,683.05     $108,900.74
Jan 2002     $ 99,167.47     $ 98,372.25     Jan 2004     $112,885.64     $110,817.39
Feb 2002     $ 99,365.80     $ 98,529.65     Feb 2004     $115,402.99     $113,188.88
Mar 2002     $104,334.09     $103,190.10     Mar 2004     $114,456.69     $112,192.82
Apr 2002     $101,600.54     $ 99,650.68     Apr 2004     $111,206.12     $109,455.32
May 2002     $101,905.34     $100,148.93     May 2004     $112,462.75     $110,571.76
Jun 2002     $ 96,433.02     $ 94,400.38     Jun 2004     $115,184.35     $113,181.25
Jul 2002     $ 87,917.99     $ 85,621.15     Jul 2004     $113,617.84     $111,585.40
Aug 2002     $ 88,630.12     $ 86,271.87     Aug 2004     $115,083.51     $113,169.91
Sep 2002     $ 78,898.54     $ 76,678.44     Sep 2004     $117,074.45     $114,924.05
Oct 2002     $ 84,681.80     $ 82,360.31     Oct 2004     $118,994.48     $116,831.78

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Exxon Mobil Corporation                        5.54
General Electric Company                       5.10
Citigroup, Inc.                                3.94
Bank of America Corporation                    3.42
J.P. Morgan Chase & Company                    2.37
Chevron Texaco Corporation                     2.34
Verizon Communications, Inc.                   1.86
Wells Fargo & Company                          1.71
Altria Group, Inc.                             1.69
SBC Communications, Inc.                       1.44
Total                                         29.41

SECTOR DIVERSIFICATION, October 31, 2004
                                        % of Fund Holdings
                                            Russell
                                Portfolio    1000        Difference
                                            Value(R)
Financial Services                34.5       33.5            1.0
Utilities                         13.8       12.8            1.0
Integrated Oils                   10.1        9.5            0.6
Prod Durables                      4.3        3.6            0.7
Energy                             2.8        2.7            0.1
Cons Discretionary                 8.7        9.1           -0.4
Other                              6.4        6.7           -0.3
Technology                         5.2        5.9           -0.7
Materials & Proc                   5.2        5.5           -0.3
Cons Staples                       4.2        5.0           -0.8
Health Care                        2.7        3.2           -0.5
Autos & Transport                  2.2        2.5           -0.3

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Value Index(R) measures the performance of those companies in the Russell 1000 Index(R) (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and lower forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Small Capitalization Value Fund
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium-sized companies.






================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
  December 19, 2000

BENCHMARK:
  Russell 2000 Value(R)

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $102.7 million

TICKER SYMBOL: DSMVX

NET EXPENSE RATIO*: 0.85%

CUSIP #: 232941823

PORTFOLIO MANAGER
Lance F. James
Managing Director

Babson Capital Management
  LLC-Since 1986

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 0.90%.

FUND PERFORMANCE
The DLB Small Capitalization Value Fund (known as the MassMutual Premier Small Capitalization Value Fund effective November 1, 2004) returned +17.48% for the oneyear period ended October 31, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 2000 Value Index(R), which returned +17.99% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors that were expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
Although the Fund slightly underperformed its benchmark during the Reporting Period, absolute results were strong. This strength was driven by favorable stock selection in a number of market components that comprise the Fund's investment universe including the technology, materials and processing, and financial services sectors. Sector positions in a number of areas also added value to results during the Reporting Period, as the Fund was positioned advantageously to capitalize on areas that prospered as a result of continued economic recovery and a favorable interest rate environment during the first half of the Reporting Period.

Detracting from Fund results during the Reporting Period was stock selection in the health care, producer durables, and consumer discretionary sectors. Stock-specific weakness detracted from results in each of these areas. Additionally, the Fund's lack of holdings in the other energy sector, the leading market component during the Reporting Period, detracted from overall results. The Fund's disciplined value selection process made it challenging to identify compelling opportunities in this valuation-rich area.

TOTAL RETURNS (%)
FOR THE PERIODS ENDED 10/31/04

                                                     Since
                     6 Months         1 Year        Inception
                      5/1/04-        11/1/04-       12/19/00-
                     10/31/04        10/31/04       10/31/04
-----------------------------------------------------------------
DLB Small Cap          5.09           17.48          12.18
Value

Russell 2000 Value     8.16           17.99          15.03
Index(R)

Russell 2000 Index(R)  4.87           11.73           7.56

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00

                           [LINE GRAPH APPEARS HERE]

                               RUSSELL         RUSSELL                                      RUSSELL         RUSSELL
              DLB SMALL      2000 VALUE         2000                       DLB SMALL      2000 VALUE         2000
              CAP VALUE        INDEX(R)        INDEX(R)                    CAP VALUE        INDEX(R)        INDEX(R)
             $100,000.00     $100,000.00     $100,000.00     Nov 2002     $101,206.04     $116,838.85     $ 93,723.70
Dec 2000     $103,000.00     $110,740.00     $108,590.00     Dec 2002     $ 98,149.61     $111,849.83     $ 88,503.29
Jan 2001     $105,204.20     $113,796.42     $114,247.54     Jan 2003     $ 96,382.92     $108,695.67     $ 86,051.75
Feb 2001     $102,605.66     $113,637.11     $106,752.90     Feb 2003     $ 93,684.20     $105,043.49     $ 83,452.98
Mar 2001     $ 99,004.20     $111,818.92     $101,532.68     Mar 2003     $ 93,581.15     $106,167.46     $ 84,529.53
Apr 2001     $105,310.77     $116,996.13     $109,472.54     Apr 2003     $101,357.74     $116,253.37     $ 92,542.93
May 2001     $107,617.07     $120,002.93     $112,165.56     May 2003     $107,581.11     $128,122.84     $102,472.78
Jun 2001     $110,016.93     $124,827.05     $116,035.28     Jun 2003     $109,345.44     $130,288.11     $104,327.54
Jul 2001     $108,410.68     $122,030.92     $109,757.77     Jul 2003     $117,229.24     $136,789.49     $110,858.45
Aug 2001     $101,906.04     $121,603.82     $106,212.59     Aug 2003     $123,665.13     $141,987.49     $115,935.76
Sep 2001     $ 94,293.66     $108,178.75     $ 91,916.38     Sep 2003     $121,377.32     $140,354.63     $113,790.95
Oct 2001     $ 97,197.91     $111,002.22     $ 97,293.48     Oct 2003     $132,786.79     $151,793.53     $123,349.39
Nov 2001     $101,406.58     $118,983.28     $104,824.00     Nov 2003     $138,390.39     $157,622.41     $127,728.29
Dec 2001     $106,466.76     $126,265.06     $111,291.64     Dec 2003     $143,566.19     $163,328.34     $130,321.18
Jan 2002     $108,223.47     $127,944.38     $110,134.21     Jan 2004     $146,064.24     $168,979.50     $135,977.12
Feb 2002     $108,331.69     $128,724.84     $107,116.53     Feb 2004     $150,840.55     $172,257.70     $137,200.91
Mar 2002     $116,900.73     $138,366.33     $115,728.70     Mar 2004     $152,499.79     $174,634.86     $138,476.88
Apr 2002     $122,886.04     $143,236.83     $116,781.83     Apr 2004     $148,443.30     $165,606.23     $131,414.56
May 2002     $119,580.41     $138,495.69     $111,596.72     May 2004     $147,715.92     $167,610.07     $133,504.05
Jun 2002     $114,725.44     $135,434.93     $106,061.52     Jun 2004     $152,295.12     $176,124.66     $139,124.57
Jul 2002     $100,591.27     $115,309.30     $ 90,046.23     Jul 2004     $146,264.23     $168,022.93     $129,761.49
Aug 2002     $ 99,766.42     $114,801.94     $ 89,821.12     Aug 2004     $147,507.48     $169,669.55     $129,099.70
Sep 2002     $ 94,189.48     $106,605.08     $ 83,371.96     Sep 2004     $153,127.51     $176,388.47     $135,154.48
Oct 2002     $ 96,148.62     $108,204.16     $ 86,048.20     Oct 2004     $156,006.31     $179,122.49     $137,817.02

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Movado Group, Inc.                             2.45
Spartech Corporation                           2.41
Carlisle Companies, Inc.                       2.40
Cuno, Inc.                                     2.30
Harsco Corporation                             2.14
Energen Corporation                            2.08
Mohawk Industries, Inc.                        2.06
Cash America International, Inc.               1.98
Hughes Supply, Inc.                            1.84
Central Garden & Pet Company                   1.84
Total                                         21.50

SECTOR DIVERSIFICATION, October 31, 2004
                                        % of Fund Holdings
                                            R2000
                                Portfolio   Value(R)     Difference
Cons Discretionary                20.6       13.8            6.8
Prod Durables                      8.3        6.3            2.0
Technology                         7.8        6.4            1.4
Health Care                        5.2        4.5            0.7
Other                              2.5        0.7            1.8
Financial                         35.5       35.5            0.0
Materials & Proc                  12.0       12.7           -0.7
Autos & Transport                  4.3        5.2           -0.9
Utilities                          2.2        7.3           -5.1
Consumer Staples                   0.7        2.4           -1.7
Energy                             0.7        5.3           -4.6

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Russell 2000 Value Index(R) is an unmanaged index consisting of those securities in the Russell 2000 Index(R) with lower price-to-book and lower forecasted growth values. The Russell 2000 Index(R) is an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index(R), and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index(R) represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.






================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
July 20, 1998

BENCHMARK: Russell 2000(R)

MANAGER TENURE:
Mr. Szczygiel:
  Since Inception
Mr. Baumbach:
  Since November 1999

TOTAL ASSETS: $452.2 million

TICKER SYMBOL: DLBMX

TOTAL EXPENSE RATIO: 1.13%

CUSIP #: 232941807


PORTFOLIO MANAGERS
Paul Szczygiel, CFA
Managing Director
Babson Capital Management
  LLC-Since 1996


Robert Baumbach, CFA
Managing Director
Babson Capital Management
  LLC-Since 1999
Putnam Investments-
5 years


FUND PERFORMANCE
The DLB Small Company Opportunities Fund (known as the MassMutual Premier Small Company Opportunties Fund effective November 1, 2004) returned +8.13% for the one-year period ended October 31, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 2000 Index(R), which returned +11.73% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors that were expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery grew, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. In the spring of 2004, investors began to embrace a more conservative investment posture, as the character of financial markets changed due to short-term interest rates rising.

By summer, investors began to increasingly question the sustainability of the economic recovery, as spiraling oil prices, rising interest rates, and mixed economic signals conspired to deteriorate equity market confidence. The Reporting Period would end, however, with nearly everything taking a back seat to increasing distraction over the uncertain presidential election outcome.

PORTFOLIO HIGHLIGHTS
Stock selection in a couple of meaningful small cap market components challenged the Fund during the Reporting Period leading to underperformance versus the benchmark. Results were most challenging in the health care sector, where Fund positions experienced a significant price correction. Financial services holdings were also weak and the Fund was underrepresented in REITs due to difficulty in identifying competitive advantages among companies in this space, a key tenant of the Fund's selection process. Materials and processing names also underperformed corresponding benchmark positions during the Reporting Period.

Adding value during the Reporting Period was strong outperformance in the technology and autos and transportation sectors where the Fund was represented by many fundamentally strong companies with differentiated products and strategies. Fund holdings in the producer durable and other energy categories also performed favorably during the Reporting Period.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/04

                                                                    Since
                     6 Months         1 Year        5 Years        Inception
                      5/1/04-        11/1/04-       11/1/99-       7/20/98-
                     10/31/04        10/31/04       10/31/04       10/31/04
--------------------------------------------------------------------------------
DLB Small              6.93            8.13          18.29          12.12
Comp. Opps.

Russell 2000           4.87           11.73           7.74           5.14
Index(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/20/98

                           [LINE GRAPH APPEARS HERE]

                SMALL          RUSSELL                       SMALL          RUSSELL
               COMPANY          2000                        COMPANY          2000
            OPPORTUNITIES      INDEX(R)                  OPPORTUNITIES      INDEX(R)
             $100,000.00     $100,000.00     Sep 2001     $152,549.27     $ 92,442.62
Jul 1998     $ 95,100.00     $ 91,900.00     Oct 2001     $159,047.87     $ 97,850.52
Aug 1998     $ 74,301.63     $ 74,053.02     Nov 2001     $167,715.98     $105,424.15
Sep 1998     $ 77,704.64     $ 79,851.37     Dec 2001     $174,944.54     $111,928.82
Oct 1998     $ 80,401.00     $ 83,109.31     Jan 2002     $176,781.46     $110,764.76
Nov 1998     $ 82,097.46     $ 87,464.24     Feb 2002     $170,435.00     $107,729.80
Dec 1998     $ 86,095.60     $ 92,878.27     Mar 2002     $181,428.06     $116,391.28
Jan 1999     $ 83,598.83     $ 94,113.55     Apr 2002     $186,562.47     $117,450.44
Feb 1999     $ 78,699.94     $ 86,490.35     May 2002     $181,432.00     $112,235.64
Mar 1999     $ 77,401.39     $ 87,839.60     Jun 2002     $175,208.89     $106,668.75
Apr 1999     $ 82,602.76     $ 95,710.03     Jul 2002     $151,538.17     $ 90,561.77
May 1999     $ 87,104.61     $ 97,107.40     Aug 2002     $149,583.32     $ 90,335.37
Jun 1999     $ 94,107.83     $101,496.65     Sep 2002     $140,533.53     $ 83,849.29
Jul 1999     $ 94,710.12     $ 98,715.65     Oct 2002     $143,709.59     $ 86,540.85
Aug 1999     $ 92,408.66     $ 95,063.17     Nov 2002     $153,122.57     $ 94,260.29
Sep 1999     $ 92,011.30     $ 95,082.18     Dec 2002     $152,877.57     $ 89,009.99
Oct 1999     $ 88,606.88     $ 95,472.02     Jan 2003     $146,869.48     $ 86,544.42
Nov 1999     $ 94,003.04     $101,171.70     Feb 2003     $144,872.06     $ 83,930.78
Dec 1999     $ 97,988.77     $112,624.33     Mar 2003     $142,872.82     $ 85,013.48
Jan 2000     $100,732.46     $110,811.08     Apr 2003     $156,274.30     $ 93,072.76
Feb 2000     $108,055.71     $129,105.99     May 2003     $165,916.42     $103,059.47
Mar 2000     $118,223.75     $120,597.90     Jun 2003     $167,675.13     $104,924.84
Apr 2000     $115,681.94     $113,337.91     Jul 2003     $174,935.47     $111,493.14
May 2000     $114,154.94     $106,730.31     Aug 2003     $183,577.28     $116,599.53
Jun 2000     $126,449.42     $116,037.19     Sep 2003     $177,060.29     $114,442.43
Jul 2000     $126,044.79     $112,300.80     Oct 2003     $189,826.33     $124,055.60
Aug 2000     $131,842.85     $120,869.35     Nov 2003     $194,325.22     $128,459.57
Sep 2000     $133,873.23     $117,315.79     Dec 2003     $196,948.61     $131,067.30
Oct 2000     $129,294.76     $112,083.50     Jan 2004     $202,207.13     $136,755.62
Nov 2000     $124,006.61     $100,572.53     Feb 2004     $200,447.93     $137,986.42
Dec 2000     $133,852.73     $109,211.71     Mar 2004     $196,699.56     $139,269.70
Jan 2001     $140,585.52     $114,901.64     Apr 2004     $191,939.43     $132,166.94
Feb 2001     $137,169.29     $107,364.09     May 2004     $194,069.95     $134,268.40
Mar 2001     $138,417.54     $102,113.99     Jun 2004     $203,094.21     $139,921.10
Apr 2001     $154,266.34     $110,099.30     Jul 2004     $189,954.01     $130,504.41
May 2001     $163,044.10     $112,807.74     Aug 2004     $193,335.19     $129,838.83
Jun 2001     $168,408.25     $116,699.61     Sep 2004     $200,353.26     $135,928.28
Jul 2001     $166,235.78     $110,386.16     Oct 2004     $205,261.92     $138,606.06
Aug 2001     $163,609.26     $106,820.69

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 EQUITY HOLDINGS, October 31, 2004
                                         % of Fund Assets
Eaton Vance Corporation                        3.25
Landstar System, Inc.                          3.21
Roper Industries, Inc.                         2.95
Sterling Bancorp                               2.81
Kaydon Corporation                             2.71
First Republic Bank                            2.66
IDEX Corporation                               2.57
Arbitron, Inc.                                 2.47
Coldwater Creek, Inc.                          2.33
St. Mary Land & Exploration Co.                2.23
Total                                         27.19

SECTOR DIVERSIFICATION, October 31, 2004
                                        % of Fund Holdings
                                             Russell
                                Portfolio    2000(R)     Difference
Cons Discretionary                19.3       17.9            1.4
Prod Durables                     17.5        7.6            9.9
Energy                            11.9        4.8            7.1
Autos & Transport                 10.1        4.4            5.7
Other                              1.5        0.4            1.1
Financial                         18.4       24.3           -5.9
Technology                        11.0       12.8           -1.8
Materials & Proc                   7.6        9.9           -2.3
Health Care                        2.8       12.0           -9.2
Utilities                          0.0        4.3           -4.3
Cons Staples                       0.0        1.6           -1.6
Integrated Oils                    0.0        0.1           -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR OR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Small Company Opportunities Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001; the performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.

The Fund's benchmark index is the Russell 2000 Index(R), an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index(R), and represents approximately 8% of the total market capitalization of the Russell 3000 Index(R). The Russell 3000 Index(R) represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB FIXED INCOME FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.







================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE: July 25, 1995

BENCHMARK:
  Lehman Brothers
  Aggregate Bond Index(R)

MANAGER TENURE:
Ms. Wilson Kibbe:
  October 21, 1999
Mr. Nagle:
  Since Inception

TOTAL ASSETS: $19.9 million

TICKER SYMBOL: DLBFX

NET EXPENSE RATIO*: 0.55%

CUSIP #: 232941104

PORTFOLIO MANAGERS
Mary Wilson Kibbe
Managing Director

Babson Capital Management
  LLC-Since 1999
MassMutual Life Insurance
  Company-17 years

David L. Nagle, CFA
Managing Director
Babson Capital Management
  LLC-Since 1986

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 1.02%.

FUND PERFORMANCE
The DLB Fixed Income Fund's (known as the MassMutual Premier Core Bond Fund effective November 1, 2004) return for the one-year period ended October 31, 2004 (the "Reporting Period") was 4.94%. The fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index for the Reporting Period by 57 basis points. The index's return was 5.53% for the Reporting Period.

MARKET HIGHLIGHTS
Interest rates were mixed over the Reporting Period. The yield curve became less steep with the shorter end of the yield curve rising and longer maturities falling in yield. Two-year notes yielded 2.58% at the end of the period, up 76 basis points from a year earlier. In contrast, the yields on 10-year and 30-year Treasuries fell, yielding 4.07% and 4.84% respectively. Ten-year notes declined in yield by 22 basis points and the 30-year bond fell by 29 basis points.

The flattening of the yield curve was due to Fed tightenings. Starting in June of 2004, the Fed raised its benchmark Fed Funds rate from 1% to 1.75% by the end of the period. The Fed's actions were incremental - it raised rates by 25 basis points at the June, August and September meetings. In acting, the Fed was responding to signs of strength in the economy and a heightened risk of inflationary pressures, most evident in the dramatic increases in energy prices over the period. At the end of October, oil was trading at over $50 per barrel, up from $27 one year earlier. During the year, the unemployment rate edged down from 6% to 5.5%. In 2004, the average monthly increase in the number of people employed has been 198,000. The economy continued to grow at a healthy clip - for the year ended September 30, 2004, GDP is estimated to have grown by 3.9%.

Corporate bonds and mortgage-backedsecurities performed well over the period. As calculated by Lehman Brothers, corporate bonds had excess returns over Treasuries of comparable maturities of 1.45%; the same calculation for mortgages was 1.52%.

PORTFOLIO HIGHLIGHTS
The Fund's performance benefited over the Reporting Period from owning spread product, particularly mortgage backed securities and corporate bonds. Spread product outperformed solidly during the Reporting Period. In general lower quality, longer duration spread product performed best. The Fund's underweight in agencies detracted from performance during the Reporting Period.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/04
                                                                    Since
                     6 Months         1 Year        5 Years        Inception
                      5/1/04-        11/1/04-       11/1/99-       7/25/95-
                     10/31/04        10/31/04       10/31/04       10/31/04
--------------------------------------------------------------------------------
DLB Fixed              3.94            4.94           6.56           6.33
Income Fund

Lehman                 4.23            5.53           7.58           7.14
Brothers Aggregate Bond Index(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95

                           [LINE GRAPH APPEARS HERE]

                               LEHMAN                                       LEHMAN
                 DLB          BROTHERS                        DLB          BROTHERS
                FIXED         AGGREGATE                      FIXED         AGGREGATE
               INCOME       BOND INDEX(R)                   INCOME       BOND INDEX(R)
             $100,000.00     $100,000.00     Mar 2000     $130,798.72     $133,057.10
Jul 1995     $100,100.00     $ 99,780.00     Apr 2000     $130,013.93     $132,671.23
Aug 1995     $101,501.40     $100,987.34     May 2000     $129,233.85     $132,604.90
Sep 1995     $102,404.76     $101,966.92     Jun 2000     $132,270.84     $135,363.08
Oct 1995     $103,602.90     $103,292.49     Jul 2000     $133,329.01     $136,594.88
Nov 1995     $105,105.14     $104,841.87     Aug 2000     $135,195.61     $138,575.51
Dec 1995     $106,450.49     $106,309.66     Sep 2000     $136,128.46     $139,448.53
Jan 1996     $107,387.25     $107,011.30     Oct 2000     $136,536.85     $140,368.89
Feb 1996     $106,345.59     $105,149.31     Nov 2000     $139,103.74     $142,670.94
Mar 1996     $105,516.10     $104,413.26     Dec 2000     $141,649.34     $145,324.62
Apr 1996     $104,999.07     $103,828.55     Jan 2001     $143,986.55     $147,707.95
May 1996     $104,789.07     $103,620.89     Feb 2001     $145,095.25     $148,993.01
Jun 1996     $105,826.48     $105,009.41     Mar 2001     $145,922.29     $149,737.97
Jul 1996     $106,038.14     $105,292.93     Apr 2001     $144,536.03     $149,109.07
Aug 1996     $105,932.10     $105,113.94     May 2001     $145,374.34     $150,003.73
Sep 1996     $107,595.23     $106,942.92     Jun 2001     $145,795.93     $150,573.74
Oct 1996     $109,779.42     $109,317.05     Jul 2001     $149,032.60     $153,946.59
Nov 1996     $111,546.86     $111,186.37     Aug 2001     $150,448.41     $155,716.98
Dec 1996     $110,397.93     $110,152.34     Sep 2001     $151,727.22     $157,538.87
Jan 1997     $110,839.52     $110,493.81     Oct 2001     $154,731.42     $160,831.43
Feb 1997     $111,061.20     $110,770.05     Nov 2001     $152,859.17     $158,611.96
Mar 1997     $109,861.74     $109,540.50     Dec 2001     $151,896.15     $157,596.84
Apr 1997     $111,388.82     $111,183.61     Jan 2002     $152,625.25     $158,873.37
May 1997     $112,369.04     $112,239.85     Feb 2002     $154,075.19     $160,414.44
Jun 1997     $113,784.89     $113,575.51     Mar 2002     $151,147.77     $157,751.56
Jul 1997     $116,515.73     $116,642.04     Apr 2002     $153,203.38     $160,811.95
Aug 1997     $115,641.86     $115,650.59     May 2002     $154,674.13     $162,178.85
Sep 1997     $117,283.97     $117,350.65     Jun 2002     $154,086.37     $163,573.58
Oct 1997     $118,925.95     $119,052.23     Jul 2002     $155,426.92     $165,552.83
Nov 1997     $119,140.02     $119,599.87     Aug 2002     $157,229.87     $168,350.67
Dec 1997     $120,355.24     $120,807.83     Sep 2002     $160,232.96     $171,077.95
Jan 1998     $121,943.93     $122,354.17     Oct 2002     $159,175.42     $170,290.99
Feb 1998     $121,834.18     $122,256.29     Nov 2002     $159,780.29     $170,239.90
Mar 1998     $122,284.97     $122,671.96     Dec 2002     $162,800.14     $173,763.87
Apr 1998     $122,847.48     $123,309.86     Jan 2003     $163,255.98     $173,920.26
May 1998     $123,867.12     $124,481.30     Feb 2003     $165,247.70     $176,320.36
Jun 1998     $124,882.83     $125,539.39     Mar 2003     $165,247.70     $176,179.30
Jul 1998     $125,082.64     $125,803.02     Apr 2003     $166,949.75     $177,641.59
Aug 1998     $126,496.07     $127,853.61     May 2003     $170,055.02     $180,945.72
Sep 1998     $129,924.12     $130,845.39     Jun 2003     $169,901.97     $180,583.83
Oct 1998     $128,975.67     $130,151.91     Jul 2003     $163,938.41     $174,516.21
Nov 1998     $129,568.96     $130,893.77     Aug 2003     $165,348.28     $175,668.02
Dec 1998     $130,035.41     $131,286.45     Sep 2003     $169,614.26     $180,323.22
Jan 1999     $131,010.67     $132,218.59     Oct 2003     $168,342.16     $178,646.22
Feb 1999     $128,573.87     $129,904.76     Nov 2003     $168,662.01     $179,074.97
Mar 1999     $129,551.03     $130,619.24     Dec 2003     $170,163.10     $180,901.53
Apr 1999     $129,797.18     $131,037.22     Jan 2004     $171,609.49     $182,348.74
May 1999     $128,317.49     $129,884.09     Feb 2004     $173,068.17     $184,318.11
Jun 1999     $127,829.89     $129,468.46     Mar 2004     $174,366.18     $185,700.50
Jul 1999     $127,241.87     $128,911.75     Apr 2004     $169,989.59     $180,872.28
Aug 1999     $127,114.63     $128,847.29     May 2004     $169,343.63     $180,148.80
Sep 1999     $128,500.18     $130,341.92     Jun 2004     $170,156.48     $181,175.64
Oct 1999     $128,628.68     $130,824.19     Jul 2004     $171,789.98     $182,969.28
Nov 1999     $128,628.68     $130,811.10     Aug 2004     $174,590.15     $186,464.00
Dec 1999     $127,946.95     $130,183.21     Sep 2004     $175,253.60     $186,967.45
Jan 2000     $127,691.05     $129,753.61     Oct 2004     $176,673.15     $188,537.97
Feb 2000     $128,853.04     $131,323.63

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 HOLDINGS, October 31, 2004
                                        % of Fund Assets
U.S. Treasury Bond, 6.125%, 2029               5.18

Government National Mortgage Assoc.,
   5%, 2034                                    2.89

U.S. Treasury, 5%, 2011                        2.79

J.P. Morgan Commercial Mortgage
   Finance Corporation 1999-C7 A2,
   6.51%, 2008                                 2.22

U.S. Treasury, 4%, 2014                        1.90

Federal Home Loan Mortgage Corp.,
   4.5%, 2018                                  1.82

BP Capital Markets PLC, 2.75%, 2006            1.65

Gov't National Mortgage Association,
   5.5%, 2033                                  1.50

Federal National Mortgage Association,
   5.5%, 2017                                  1.30

Federal Home Loan Mortgage Corp.,
   4.25%, 2009                                 1.21

Total                                         22.46

QUALITY BREAKDOWNS (%), October 31, 2004
                                        % of Fund Holdings
Treasury                                      10.07

Agency                                         2.45

AAA                                           40.59

AA                                             2.90

A                                             16.05

BBB                                           27.28

BB and under                                   0.66

Note: Portfolio Holdings and Quality Breakdowns are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index(R), an unmanaged index with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB HIGH YIELD FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.








================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
  September 5, 2000

BENCHMARK:
  Lehman Brothers US
  Corporate High Yield(R)

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $78.9 million

TICKER SYMBOL: DLHYX

NET EXPENSE RATIO*: 0.75%

CUSIP #: 232941864

PORTFOLIO MANAGERS
Clifford M. Noreen
Managing Director
Babson Capital Management
  LLC-Since 2000

MassMutual Life Insurance
  Company-15 years


Jill A. Fields
Managing Director
Babson Capital Management
  LLC-Since 2000
MassMutual Life Insurance
  Company-3 years

* "Net Expense Ratio" reflects the Fund's expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been 0.78%.

FUND PERFORMANCE
The DLB High Yield Fund's (known as the MassMutual Premier High Yield Fund effective November 1, 2004) return for the one-year period ended October 31, 2004 (the "Reporting Period") was 12.32%. The Fund's performance exactly matched the performance of its benchmark, the Lehman Brothers U.S. Corporate High Yield Index, over the Reporting Period.

MARKET HIGHLIGHTS
High yield continued to perform well over the Reporting Period. The environment for credit product has remained favorable. The economy continues to grow at a healthy clip with estimated GDP at 3.9% and low default rates in the high yield market as of the end of October 2004. High yield had an excess return over Treasuries of 7.79% for the Reporting Period. In addition, the high yield market had some moderately negative technical factors - mutual fund flows turned sharply negative for the first nine months of 2004 with outflows of $10.4 billion versus total inflows of $26.4 billion in 2003. Nonetheless, the market has continued to earn a better-than-coupon return. In general, the mid-quality "B" and lower quality "CCC" rated portion of the market showed the strongest returns of 11.3% and 12.5% respectively for the period. Cyclical industries outperformed defensive industries with top performers for the period of Metals, Energy, Chemicals, Cable and Utilities.

PORTFOLIO HIGHLIGHTS
The High Yield Fund's performance was driven by strong security selection and an opportunistic allocation to the strongest performing sectors of the high yield market. The Fund was under-weight the higher quality portion of the market and over-weight in the mid-quality with select investments in the lower quality portion of the high yield market. The performance of the Fund was enhanced by an over-weight to cyclical industries such as Automotive, Chemicals, and General Industrials. Also, opportunistic investments in the Cable, Gaming and Food and Beverage industries helped to drive returns for the period. Performance for the Reporting Period was negatively affected by select investments in the Transportation, Packaging and Environmental sectors.

TOTAL RETURNS (%)
FOR THE PERIODS ENDED 10/31/04

                                                     Since
                     6 Months         1 Year        Inception
                      5/1/04-        11/1/04-        9/5/00-
                     10/31/04        10/31/04       10/31/04
-----------------------------------------------------------------
DLB High Yield         5.73           12.32           9.77

Lehman                 6.44           12.32           7.64
Brothers US
Corporate High Yield Index(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 9/5/00


                           [LINE GRAPH APPEARS HERE]

                               LEHMAN                                       LEHMAN
                 DLB         BROTHERS US                      DLB         BROTHERS US
                HIGH         CORP. HIGH                      HIGH         CORP. HIGH
                YIELD       YIELD INDEX(R)                   YIELD       YIELD INDEX(R)
             $100,000.00     $100,000.00     Oct 2002     $ 98,595.66     $ 90,543.59
Sep 2000     $ 99,800.00     $ 99,130.00     Nov 2002     $103,850.81     $ 96,148.24
Oct 2000     $ 99,700.20     $ 95,957.84     Dec 2002     $105,200.87     $ 97,494.31
Nov 2000     $ 95,861.74     $ 92,157.91     Jan 2003     $107,504.77     $100,740.87
Dec 2000     $ 98,948.49     $ 93,936.56     Feb 2003     $109,224.84     $101,979.98
Jan 2001     $105,093.19     $100,972.41     Mar 2003     $111,562.25     $104,917.01
Feb 2001     $103,863.60     $102,315.34     Apr 2003     $118,032.86     $111,138.59
Mar 2001     $100,643.83     $ 99,910.93     May 2003     $120,169.26     $112,283.31
Apr 2001     $ 98,862.43     $ 98,662.04     Jun 2003     $123,942.57     $115,517.07
May 2001     $ 99,070.04     $100,437.96     Jul 2003     $123,298.07     $114,246.38
Jun 2001     $ 97,583.99     $ 97,615.65     Aug 2003     $125,221.52     $115,560.22
Jul 2001     $ 98,657.42     $ 99,050.60     Sep 2003     $128,827.90     $118,715.01
Aug 2001     $ 99,091.51     $100,219.40     Oct 2003     $131,172.57     $121,113.06
Sep 2001     $ 95,296.31     $ 93,484.65     Nov 2003     $133,258.21     $122,953.97
Oct 2001     $ 98,126.61     $ 95,793.73     Dec 2003     $136,563.02     $125,732.73
Nov 2001     $101,315.72     $ 99,290.20     Jan 2004     $138,816.31     $128,134.23
Dec 2001     $100,647.04     $ 98,883.11     Feb 2004     $138,677.49     $127,813.89
Jan 2002     $101,653.51     $ 99,575.29     Mar 2004     $139,481.82     $128,683.03
Feb 2002     $101,084.25     $ 98,181.23     Apr 2004     $139,342.34     $127,807.98
Mar 2002     $103,237.34     $100,547.40     May 2004     $137,572.69     $125,648.03
Apr 2002     $103,929.03     $102,115.94     Jun 2004     $139,622.52     $127,444.80
May 2002     $104,500.64     $101,584.94     Jul 2004     $141,144.41     $129,178.04
Jun 2002     $100,446.02     $ 94,098.13     Aug 2004     $143,092.20     $131,709.93
Jul 2002     $ 97,302.06     $ 89,986.04     Sep 2004     $144,351.41     $133,619.73
Aug 2002     $ 99,179.99     $ 92,550.64     Oct 2004     $147,325.05     $136,038.25
Sep 2002     $ 98,941.95     $ 91,338.23

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
================================================================================

TOP 10 HOLDINGS, October 31, 2004
                                        % of Fund Assets

Special Devices, Inc. Series B,
   11.375%, 2008                               2.35

AES Corporation, 8.875%, 2011                  1.82

MGM Mirage, Senior Note, 144A,
   6.75%, 2012                                 1.68

AEP Industries, Inc., 9.875%, 2007             1.55

Telex Communications, Inc., 11.5%, 2008        1.38

Rhodia SA, Senior Note, 10.25%, 2010           1.38

Station Casinos, Inc., Senior
   Subordinated Note, 6.5%, 2014               1.34

Mohegan Tribal Gaming Authority,
   6.375%, 2009                                1.33

Sea Containers Ltd., 10.5%, 2012               1.31

Mail-Well I Corporation, 7.875%, 2013          1.28

Total                                         15.42

Quality Weightings (%), October 31, 2004
                                        % of Fund Holdings
AAA                                            2.60

BAA                                            1.35

BA                                            19.15

B                                             63.72

CAA                                           10.53

CA/C                                           1.18

NR                                             1.47

Note: Portfolio Holdings and Quality Weightings are subject to change

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE RETURNS SHOWN FOR THE FUND ASSUME THE REINVESTMENT OF DIVIDENDS AT NET ASSET VALUE, DO NOT ACCOUNT FOR TAXES PAYABLE ON REINVESTED DIVIDENDS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THEY ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN, WITHOUT WHICH THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal and interest than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers U.S. Corporate High Yield Index(R) covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index includes both corporate and non-corporate sectors. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

This report and the Fund Financial Statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group (the "Trust"). The report is not intended for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

The Prospectus contains more information about a Fund's principal investment objectives, risks, and charges and expenses, which should be considered carefully before investing. Market volatility can affect performance of a Fund, and current performance of a Fund may be lower or higher that the performance shown for each Fund in this report. Performance data current to the most recent month end may be obtained by calling, toll free, 1-888-309- 3539. The Prospectus, which should be read carefully before investing, may be obtained free of charge by writing to Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts, 01111-0111, Attention: Retirement Services, or calling, toll-free, 1-888-309-3539.

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting securities held by the Funds of the Trust to Babson Capital Management LLC. A description of these proxy voting polices and procedures is available (i) without charge, and upon request, by calling, toll free, 1-888-309-3539, and (ii) on the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, (i) at http://www.massmutual.com/retire, (ii) by calling, toll-free, 1-888-309-3539, and (iii) on the Commission's website at http://www.sec.gov.

This annual report relates to certain Funds of the Trust for the period ended October 31, 2004. Effective November 1, 2004, upon a reorganization, the Trust was renamed the MassMutual Premier Funds, and each Fund of the Trust was renamed accordingly. More information regarding the reorganization is available in the notes accompanying the Financial Statements.

                         Babson Capital Securities Inc
                    One Memorial Drive, Cambridge, MA 02142
                                  October 2004

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.0%

           ISSUER                                                                                       SHARES            VALUE
BANKING - 2.8%
Citigroup, Inc.                                                                                         48,533     $  2,153,409
                                                                                                                   ------------

BEVERAGES, FOOD & TOBACCO - 3.3%
Anheuser-Busch Companies, Inc.                                                                          22,400        1,118,880
PepsiCo, Inc.                                                                                           29,300        1,452,694
                                                                                                                   ------------
                                                                                                                      2,571,574
                                                                                                                   ------------
CHEMICALS & PLASTICS - 1.3%
Air Products & Chemicals, Inc.                                                                          18,800          999,784
                                                                                                                   ------------

COMMERCIAL SERVICES - 2.1%
Moody's Corporation                                                                                     20,700        1,610,667
                                                                                                                   ------------

COMPUTERS & INFORMATION - 1.4%
EMC Corporation (*)(+)                                                                                  83,800        1,078,506
                                                                                                                   ------------

COSMETICS & PERSONAL CARE - 3.3%
Gillette Company (The)                                                                                  36,600        1,518,168
Procter & Gamble Company                                                                                20,300        1,038,954
                                                                                                                   ------------
                                                                                                                      2,557,122
                                                                                                                   ------------
DATA PROCESSING & PREPARATION - 3.6%
Automatic Data Processing, Inc.                                                                         34,100        1,479,599
Fiserv, Inc. (*)                                                                                        37,400        1,329,196
                                                                                                                   ------------
                                                                                                                      2,808,795
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.9%
General Electric Company                                                                                42,500        1,450,100
                                                                                                                   ------------

ELECTRONICS - 1.6%
Microchip Technology, Inc.                                                                              28,800          871,200
Molex, Inc.                                                                                             13,000          384,410
                                                                                                                   ------------
                                                                                                                      1,255,610
                                                                                                                   ------------
ELECTRONICS/SEMICONDUCTORS - 10.9%
Analog Devices, Inc.                                                                                    69,000        2,777,940
Linear Technology Corporation                                                                           73,600        2,787,968
Maxim Integrated Products, Inc.                                                                         64,200        2,824,158
                                                                                                                   ------------
                                                                                                                      8,390,066
                                                                                                                   ------------
FINANCIAL SERVICES - 7.5%
American Express Company                                                                                24,200        1,284,294
Berkshire Hathaway, Inc. Cl. B (*)                                                                         800        2,243,200
Freddie Mac                                                                                              5,700          379,620
SLM Corporation (+)                                                                                     41,800        1,891,868
                                                                                                                   ------------
                                                                                                                      5,798,982
                                                                                                                   ------------
INSURANCE - 4.5%
AFLAC, Inc.                                                                                             39,100        1,402,908
American International Group, Inc.                                                                      34,587        2,099,777
                                                                                                                   ------------
                                                                                                                      3,502,685
                                                                                                                   ------------
MANUFACTURING - 1.8%
3M Company                                                                                              18,000        1,396,260
                                                                                                                   ------------

                                                                                                                                 21

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
MEDIA - BROADCASTING & PUBLISHING - 2.6%
Viacom, Inc. Cl. A (+)                                                                                  53,700     $  1,990,122
                                                                                                                   ------------

MEDICAL SUPPLIES - 9.9%
Medtronic, Inc.                                                                                         45,900        2,345,949
Stryker Corporation (+)                                                                                 40,900        1,762,381
Zimmer Holdings, Inc. (*)                                                                               45,500        3,530,345
                                                                                                                   ------------
                                                                                                                      7,638,675
                                                                                                                   ------------
NATIONAL COMMERCIAL BANKS - 1.5%
Wells Fargo & Company                                                                                   19,800        1,182,456
                                                                                                                   ------------

OIL & GAS - 7.0%
BP PLC Sponsored ADR (United Kingdom)                                                                   46,000        2,679,500
Exxon Mobil Corporation                                                                                 54,694        2,692,039
                                                                                                                   ------------
                                                                                                                      5,371,539
                                                                                                                   ------------
PHARMACEUTICALS - 7.9%
Amgen, Inc. (*)(+)                                                                                      46,400        2,635,520
Johnson & Johnson                                                                                       36,300        2,119,194
Pfizer, Inc.                                                                                            47,700        1,380,915
                                                                                                                   ------------
                                                                                                                      6,135,629
                                                                                                                   ------------
RETAILERS - 7.0%
Bed Bath & Beyond, Inc. (*)(+)                                                                          42,200        1,721,338
Target Corporation                                                                                      31,000        1,550,620
Walgreen Company                                                                                        58,900        2,113,921
                                                                                                                   ------------
                                                                                                                      5,385,879
                                                                                                                   ------------
SOFTWARE - 7.8%
Microsoft Corporation                                                                                   86,100        2,409,939
Symantec Corporation (*)                                                                                63,400        3,609,996
                                                                                                                   ------------
                                                                                                                      6,019,935
                                                                                                                   ------------
TELEPHONE SYSTEMS - 2.2%
Vodafone Group PLC Sponsored ADR (United Kingdom)                                                       66,400        1,712,456
                                                                                                                   ------------

TRANSPORTATION - 6.1%
Expeditors International Washington, Inc.                                                               52,500        2,997,750
United Parcel Service, Inc. Cl. B                                                                       21,900        1,734,042
                                                                                                                   ------------
                                                                                                                      4,731,792
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $66,480,467)                                                                   75,742,043

22

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
            ISSUER                                                                                      AMOUNT            VALUE

SECURITY LENDING COLLATERAL - 5.6%
Bank of Montreal, 1.88%, due 11/24/04                                                             $    780,307     $    780,307
Bank of Nova Scotia, 1.76%, due 11/12/04                                                             1,016,143        1,016,143
Dexia Group, 2.04%, due 01/21/05                                                                     1,016,143        1,016,143
Merrill Lynch Premier Institutional Money Market Fund                                                  185,971          185,971
Merrimac Money Market Fund                                                                             304,843          304,843
Royal Bank of Scotland, 2.01%, due 01/20/05                                                          1,016,143        1,016,143
                                                                                                                   ------------


TOTAL SECURITY LENDING COLLATERAL (identified cost, $4,319,550)                                                       4,319,550

REPURCHASE AGREEMENT - 2.0%
Investors Bank & Trust Repurchase Agreement, 1.27% dated 10/29/04, $1,588,920 due on 11/01/04 (secured by Federal Government Agency, 4.171%, due on 03/01/30,
with value of $1,668,316), at cost                                                                   1,588,752        1,588,752
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $72,388,769)                                                                     81,650,345
Other assets, less liabilities - (5.6%)                                                                              (4,346,547)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $ 77,303,798
                                                                                                                   ============

ADR American Depository Receipt
(*) Non-income producing security
(+) Denotes all or a portion of security on loan

See notes to financial statements.
















                                                                                                                                 23

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.4%

           ISSUER                                                                                       SHARES            VALUE
AEROSPACE & DEFENSE - 3.8%
Lockheed Martin Corporation                                                                             18,960     $  1,044,506
Rockwell Collins, Inc.                                                                                  45,630        1,618,496
                                                                                                                   ------------
                                                                                                                      2,663,002
                                                                                                                   ------------
APPAREL RETAILERS - 2.7%
Limited Brands, Inc.                                                                                    77,660        1,924,415
                                                                                                                   ------------

BANKING - 3.4%
Citigroup, Inc.
                                                                                                        55,088        2,444,255
                                                                                                                   ------------

BEVERAGES, FOOD & TOBACCO - 7.5%
Diageo PLC ADR (United Kingdom)                                                                         41,930        2,254,995
H.J. Heinz Company                                                                                      46,140        1,677,189
Kellogg Company                                                                                         31,390        1,349,770
                                                                                                                   ------------
                                                                                                                      5,281,954
                                                                                                                   ------------
CHEMICALS & PLASTICS - 4.7%
Dow Chemical Company (The)                                                                              33,390        1,500,547
PPG Industries, Inc.                                                                                    28,130        1,793,287
                                                                                                                   ------------
                                                                                                                      3,293,834
                                                                                                                   ------------
COMMERCIAL SERVICES - 2.5%
Waste Management, Inc.                                                                                  63,030        1,795,094
                                                                                                                   ------------

COMPUTERS & INFORMATION - 4.6%
Apple Computer, Inc. (*)                                                                                35,300        1,854,309
International Business Machines Corporation                                                             15,520        1,392,920
                                                                                                                   ------------
                                                                                                                      3,247,229
                                                                                                                   ------------
DATA PROCESSING & PREPARATION - 1.3%
Automatic Data Processing, Inc.                                                                         13,490          585,331
Fiserv, Inc. (*)                                                                                         9,100          323,414
                                                                                                                   ------------
                                                                                                                        908,745
                                                                                                                   ------------
ELECTRIC UTILITIES - 4.7%
Entergy Corporation                                                                                     23,120        1,511,123
Exelon Corporation                                                                                      30,420        1,205,240
NSTAR                                                                                                   12,830          634,700
                                                                                                                   ------------
                                                                                                                      3,351,063
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 0.2%
General Electric Company                                                                                 4,300          146,716
                                                                                                                   ------------

ENTERTAINMENT & LEISURE - 4.1%
Eastman Kodak Company                                                                                   58,130        1,760,176
Walt Disney Company (The)                                                                               44,940        1,133,387
                                                                                                                   ------------
                                                                                                                      2,893,563
                                                                                                                   ------------
FINANCIAL SERVICES - 11.1%
American Express Company                                                                                32,070        1,701,955
Freddie Mac                                                                                             30,750        2,047,950
Morgan Stanley                                                                                          36,710        1,875,514
SLM Corporation                                                                                         26,640        1,205,726
Student Loan Corporation                                                                                 6,780          993,270
                                                                                                                   ------------
                                                                                                                      7,824,415
                                                                                                                   ------------
FOREST PRODUCTS & PAPER - 2.9%
Weyerhaeuser Company                                                                                    32,710        2,048,954
                                                                                                                   ------------

24

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
HEAVY MACHINERY - 1.1%
Parker-Hannifin Corporation                                                                             10,880     $    768,454
                                                                                                                   ------------

INSURANCE - 9.1%
AFLAC, Inc.                                                                                             38,630        1,386,044
Allstate Corporation (The)                                                                              23,000        1,106,070
American International Group, Inc.                                                                      32,560        1,976,718
Everest Re Group Ltd.                                                                                    9,410          746,872
Radian Group, Inc.                                                                                      26,150        1,253,370
                                                                                                                   ------------
                                                                                                                      6,469,074
                                                                                                                   ------------
MANUFACTURING - 1.9%
Tyco International Ltd. (Bermuda)                                                                       43,150        1,344,123
                                                                                                                   ------------

MEDIA - BROADCASTING & PUBLISHING - 4.3%
Gannett Company, Inc.                                                                                   20,810        1,726,190
Viacom, Inc. Cl. A                                                                                       2,300           85,238
Viacom, Inc. Cl. B                                                                                      34,770        1,268,757
                                                                                                                   ------------
                                                                                                                      3,080,185
                                                                                                                   ------------
NATIONAL COMMERCIAL BANKS - 5.9%
Bank of America Corporation                                                                             36,270        1,624,533
SouthTrust Corporation                                                                                  15,420          671,849
Wells Fargo & Company                                                                                   31,260        1,866,847
                                                                                                                   ------------
                                                                                                                      4,163,229
                                                                                                                   ------------
OIL & GAS - 8.6%
BOC Group PLC Sponsored ADR (United Kingdom)                                                            25,690          836,210
BP PLC Sponsored ADR (United Kingdom)                                                                   26,946        1,569,605
Exxon Mobil Corporation                                                                                 53,840        2,650,005
Occidental Petroleum Corporation                                                                        18,400        1,027,272
                                                                                                                   ------------
                                                                                                                      6,083,092
                                                                                                                   ------------
PHARMACEUTICALS - 2.8%
Pfizer, Inc.                                                                                            58,250        1,686,338
Teva Pharmaceutical Industries Ltd. ADR (Israel)                                                        12,500          325,000
                                                                                                                   ------------
                                                                                                                      2,011,338
                                                                                                                   ------------
PREPACKAGED SOFTWARE - 1.3%
Microsoft Corporation                                                                                   31,900          892,881
                                                                                                                   ------------

RESTAURANTS - 3.0%
McDonald's Corporation
                                                                                                        72,030        2,099,675
                                                                                                                   ------------

TELEPHONE SYSTEMS - 3.6%
BCE, Inc. (Canada)                                                                                      25,740          597,683
Verizon Communications, Inc.                                                                            49,760        1,945,616
                                                                                                                   ------------
                                                                                                                      2,543,299
                                                                                                                   ------------
TRANSPORTATION - 2.3%
Union Pacific Corporation                                                                               25,490        1,605,105
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $54,536,623)                                                                   68,883,694

                                                                                                                                 25

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
            ISSUER                                                                                      AMOUNT            VALUE
REPURCHASE AGREEMENT - 2.7%
Investors Bank & Trust Repurchase Agreement, 1.27% dated 10/29/04, $1,884,775 due on 11/01/04 (secured by Federal Government Agency, 3.34%, due on 6/25/23, with a
value of $1,978,804), at cost                                                                     $  1,884,575     $  1,884,575
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $56,421,198)                                                                     70,768,269

Other assets, less liabilities - (0.1%)                                                                                 (43,891)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $ 70,724,378
                                                                                                                   ============

ADR American Depository Receipt

(*) Non-income producing security

See notes to financial statements.






































26

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 101.1%

           ISSUER                                                                                       SHARES            VALUE
ADVERTISING - 0.1%
Omnicom Group, Inc. (+)                                                                                    400     $     31,560
                                                                                                                   ------------

AEROSPACE & DEFENSE - 2.7%
Boeing Company (The)                                                                                     4,600          229,540
General Dynamics Corporation                                                                             1,100          112,332
Goodrich Corporation                                                                                     1,900           58,577
Honeywell International, Inc.                                                                            2,300           77,464
Lockheed Martin Corporation                                                                              1,300           71,617
Northrop Grumman Corporation                                                                             1,600           82,800
Raytheon Company                                                                                         2,600           94,848
Rockwell Collins, Inc.                                                                                     600           21,282
Textron, Inc.                                                                                              900           61,335
                                                                                                                   ------------
                                                                                                                        809,795
                                                                                                                   ------------
APPAREL RETAILERS - 0.6%
Gap, Inc. (+)                                                                                            3,100           61,938
Kohl's Corporation (+)(*)                                                                                  200           10,152
Limited Brands, Inc.                                                                                     3,600           89,208
Nordstrom, Inc.                                                                                            500           21,590
                                                                                                                   ------------
                                                                                                                        182,888
                                                                                                                   ------------
AUTOMOTIVE - 1.0%
Cooper Tire & Rubber Company (+)                                                                           200            3,896
Dana Corporation                                                                                           400            5,964
Ford Motor Company                                                                                       9,900          128,997
Genuine Parts Company                                                                                      700           27,923
Goodyear Tire & Rubber Company (The) (+)(*)                                                              6,800           68,544
Harley-Davidson, Inc. (+)                                                                                  600           34,542
Paccar, Inc.                                                                                               525           36,388
                                                                                                                   ------------
                                                                                                                        306,254
                                                                                                                   ------------
BANKING - 4.8%
Citigroup, Inc.                                                                                         17,500          776,475
Fannie Mae                                                                                               2,700          189,405
Golden West Financial Corporation                                                                          400           46,768
MBNA Corporation                                                                                         3,600           92,268
Providian Financial Corporation (*)                                                                      3,900           60,645
Sovereign Bancorp, Inc.                                                                                  1,000           21,650
U.S. Bancorp                                                                                             5,100          145,911
Washington Mutual, Inc.                                                                                  2,450           94,839
                                                                                                                   ------------
                                                                                                                      1,427,961
                                                                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 4.2%
Adolph Coors Company Cl. B                                                                                 200           13,340
Altria Group, Inc.                                                                                       6,200          300,452
Archer-Daniels-Midland Company                                                                           2,000           38,740
Brown Forman Corporation Cl. B                                                                             300           13,470
Coca-Cola Company (The)                                                                                  4,100          166,706
Coca-Cola Enterprises, Inc.                                                                                800           16,728
ConAgra Foods, Inc.                                                                                      1,000           26,400
H.J. Heinz Company                                                                                       1,000           36,350
Hershey Foods Corporation                                                                                  700           35,483
Kellogg Company                                                                                          1,300           55,900
McCormick & Company, Inc.                                                                                  400           14,172


                                                                                                                                 27

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------

           ISSUER                                                                                       SHARES            VALUE
BEVERAGES, FOOD & TOBACCO - CONTINUED
Pepsi Bottling Group, Inc. (The)                                                                         1,900     $     53,276
PepsiCo, Inc.                                                                                            5,200          257,816
Reynolds American, Inc. (+)                                                                                500           34,430
Safeway, Inc. (*)                                                                                        1,300           23,712
Sara Lee Corporation                                                                                     2,200           51,216
SuperValu, Inc. (+)                                                                                      1,900           56,031
UST, Inc.                                                                                                  800           32,928
Wrigley (Wm.) Jr. Company                                                                                  700           45,780
                                                                                                                   ------------
                                                                                                                      1,272,930
                                                                                                                   ------------
BUILDING MATERIALS - 0.4%
Louisiana-Pacific Corporation                                                                            1,300           31,863
Masco Corporation                                                                                        2,600           89,076
Vulcan Materials Company                                                                                   300           14,934
                                                                                                                   ------------
                                                                                                                        135,873
                                                                                                                   ------------
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.                                                                             600           31,908
Dow Chemical Company (The)                                                                               2,700          121,338
E.I. du Pont de Nemours and Company                                                                        200            8,574
Eastman Chemical Company (+)                                                                               200            9,494
Engelhard Corporation                                                                                      300            8,490
International Flavors & Fragrances, Inc.                                                                   300           11,715
Monsanto Company                                                                                           700           29,925
PPG Industries, Inc.                                                                                     1,100           70,125
Rohm & Haas Company                                                                                      1,500           63,585
Sealed Air Corporation (*)                                                                                 400           19,816
                                                                                                                   ------------
                                                                                                                        374,970
                                                                                                                   ------------
COMMERCIAL SERVICES - 1.9%
Apollo Group, Inc. Cl. A (*)                                                                               600           39,600
Cendant Corporation                                                                                      2,200           45,298
Cintas Corporation                                                                                         500           21,570
Convergys Corporation (*)                                                                                  400            5,204
eBay, Inc. (+)(*)                                                                                        2,200          214,742
Ecolab, Inc.                                                                                               400           13,540
Equifax, Inc.                                                                                              500           13,075
H&R Block, Inc. (+)                                                                                        600           28,530
Halliburton Company                                                                                      1,800           66,672
Moody's Corporation                                                                                        600           46,686
Paychex, Inc.                                                                                              600           19,676
PerkinElmer, Inc.                                                                                          500           10,270
Quest Diagnostics, Inc.                                                                                    300           26,262
R.R. Donnelley & Sons Company                                                                              200            6,290
Robert Half International, Inc. (+)                                                                        300            7,959
Ryder System, Inc. (+)                                                                                     200           10,020
                                                                                                                   ------------
                                                                                                                        575,394
                                                                                                                   ------------
COMMUNICATIONS - 2.3%
Avaya, Inc. (*)                                                                                          1,400           20,160
Citizens Communications Company                                                                          4,300           57,620
Comverse Technology, Inc. (*)                                                                              500           10,320
Corning, Inc. (*)                                                                                        2,600           29,770
Lucent Technologies, Inc. (+)(*)                                                                        13,100           46,505
Motorola, Inc.                                                                                          13,700          236,462
Network Appliance, Inc. (+)(*)                                                                           1,000           24,470

28

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------

           ISSUER                                                                                       SHARES            VALUE
COMMUNICATIONS - CONTINUED
Nextel Communications, Inc. Cl. A (*)                                                                      900     $     23,841
Qualcomm, Inc.                                                                                           4,800          200,688
Scientific-Atlanta, Inc.                                                                                   700           19,173
Tellabs, Inc. (*)                                                                                        1,300           10,400
                                                                                                                   ------------
                                                                                                                        679,409
                                                                                                                   ------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.8%
Autodesk, Inc.                                                                                           1,000           52,750
Computer Sciences Corporation (*)                                                                          600           29,802
Parametric Technology Corporation (*)                                                                    6,000           31,140
Sun Microsystems, Inc. (*)                                                                              26,600          120,498
Unisys Corporation (*)                                                                                   1,000           10,620
                                                                                                                   ------------
                                                                                                                        244,810
                                                                                                                   ------------
COMPUTER RELATED SERVICES - 0.1%
Electronic Data Systems Corporation                                                                      1,400           29,778
                                                                                                                   ------------

COMPUTERS & INFORMATION - 5.0%
Apple Computer, Inc. (*)                                                                                 1,200           63,036
Cisco Systems, Inc. (*)                                                                                 20,700          397,647
Dell, Inc. (*)                                                                                           7,400          259,444
EMC Corporation (*)                                                                                      7,100           91,377
Hewlett-Packard Company                                                                                  5,600          104,496
International Business Machines Corporation                                                              5,700          511,575
International Game Technology                                                                              700           23,128
Jabil Circuit, Inc. (*)                                                                                    600           14,586
Pitney Bowes, Inc.                                                                                         700           30,625
Solectron Corporation (*)                                                                                  100              522
Symbol Technologies, Inc.                                                                                  600            8,814
                                                                                                                   ------------
                                                                                                                      1,505,250
                                                                                                                   ------------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                                                                                           400           15,940
Bemis Company, Inc.                                                                                        400           10,588
Pactiv Corporation (*)                                                                                     500           11,845
Temple-Inland, Inc.                                                                                      1,000           59,120
                                                                                                                   ------------
                                                                                                                         97,493
                                                                                                                   ------------
COSMETICS & PERSONAL CARE - 2.3%
Alberto-Culver Company Cl. B                                                                               300           13,458
Colgate-Palmolive Company                                                                                  100            4,462
Gillette Company (The)                                                                                   3,200          132,736
Kimberly-Clark Corporation                                                                               1,400           83,538
Procter & Gamble Company                                                                                 9,100          465,738
                                                                                                                   ------------
                                                                                                                        699,932
                                                                                                                   ------------
DATA PROCESSING & PREPARATION - 1.0%
Affiliated Computer Services, Inc. Cl. A (*)                                                               300           16,365
Automatic Data Processing, Inc.                                                                          1,700           73,763
Deluxe Corporation (+)                                                                                     900           34,281
First Data Corporation                                                                                   2,400           99,072
Fiserv, Inc. (+)(*)                                                                                        300           10,662
IMS Health, Inc.                                                                                           700           14,826
NCR Corporation (*)                                                                                      1,000           56,350
                                                                                                                   ------------
                                                                                                                        305,319
                                                                                                                   ------------

                                                                                                                                 29

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------

           ISSUER                                                                                       SHARES            VALUE
ELECTRIC UTILITIES - 2.9%
Allegheny Energy, Inc. (+)(*)                                                                              300     $      5,493
Ameren Corporation (+)                                                                                     500           24,000
American Electric Power Company, Inc.                                                                      900           29,637
CenterPoint Energy, Inc. (+)                                                                               800            8,408
Cinergy Corporation                                                                                        400           15,808
CMS Energy Corporation (+)(*)                                                                              500            4,680
Consolidated Edison, Inc.                                                                                  700           30,415
Constellation Energy Group, Inc.                                                                           500           20,310
Dominion Resources, Inc.                                                                                 1,000           64,320
DTE Energy Company                                                                                         500           21,355
Duke Energy Corporation                                                                                  3,700           90,761
Edison International                                                                                       800           24,400
Entergy Corporation                                                                                        700           45,752
Exelon Corporation (+)                                                                                   1,700           67,354
FirstEnergy Corporation                                                                                  1,000           41,330
FPL Group, Inc. (+)                                                                                        500           34,450
NiSource, Inc.                                                                                             800           17,160
PG&E Corporation (*)                                                                                     1,300           41,652
Pinnacle West Capital Corporation                                                                          200            8,524
PPL Corporation                                                                                            700           36,400
Progress Energy, Inc.                                                                                      700           28,910
Public Service Enterprise Group, Inc. (+)                                                                  600           25,554
Sempra Energy                                                                                            1,000           33,540
Southern Company (The)                                                                                   2,100           66,339
TECO Energy, Inc.                                                                                          600            8,400
TXU Corporation                                                                                            800           48,976
Xcel Energy, Inc.                                                                                        1,200           20,520
                                                                                                                   ------------
                                                                                                                        864,448
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 3.3%
General Electric Company                                                                                26,500          904,180
KLA-Tencor Corporation (+)(*)                                                                              500           22,765
Rockwell Automation, Inc.                                                                                1,300           54,197
                                                                                                                   ------------
                                                                                                                        981,142
                                                                                                                   ------------
ELECTRONICS - 0.6%
American Power Conversion Corporation (+)                                                                  300            5,784
Emerson Electric Company                                                                                 2,500          160,125
General Motors Corporation                                                                                 100            3,855
                                                                                                                   ------------
                                                                                                                        169,764
                                                                                                                   ------------
ELECTRONICS/SEMICONDUCTORS - 2.4%
Altera Corporation (*)                                                                                   1,200           27,276
Analog Devices, Inc.                                                                                       400           16,104
Applied Materials, Inc. (*)                                                                              5,000           80,500
Broadcom Corporation Cl. A (+)(*)                                                                          100            2,705
Intel Corporation                                                                                       19,600          436,296
Linear Technology Corporation                                                                              900           34,092
Maxim Integrated Products, Inc.                                                                            600           26,394
Micron Technology, Inc. (*)                                                                                200            2,436
National Semiconductor Corporation (*)                                                                     100            1,670
Texas Instruments, Inc.                                                                                  3,900           95,355
Xilinx, Inc.                                                                                               300            9,180
                                                                                                                   ------------
                                                                                                                        732,008
                                                                                                                   ------------

30

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ENTERTAINMENT & LEISURE - 0.9%
Brunswick Corporation                                                                                      200     $      9,384
Eastman Kodak Company                                                                                    1,100           33,308
Harrah's Entertainment, Inc.                                                                               400           23,408
Hasbro, Inc.                                                                                               500            8,845
Mattel, Inc.                                                                                             1,000           17,510
Walt Disney Company (The) (+)                                                                            6,700          168,974
                                                                                                                   ------------
                                                                                                                        261,429
                                                                                                                   ------------
FINANCIAL SERVICES - 4.1%
American Express Company                                                                                 2,300          122,061
Bear Stearns Companies, Inc. (The)                                                                         500           47,375
CIT Group, Inc.                                                                                            600           24,240
Countrywide Financial Corporation                                                                        1,598           51,024
E*Trade Financial Corporation (*)                                                                        1,000           12,900
Equity Office Properties Trust REIT                                                                      1,100           30,932
Equity Residential REIT                                                                                    800           26,680
Federated Investors, Inc. Cl. B                                                                            300            8,697
Franklin Resources, Inc.                                                                                   700           42,434
Freddie Mac                                                                                              1,900          126,540
Goldman Sachs Group, Inc. (The)                                                                          2,500          245,950
Janus Capital Group, Inc.                                                                                  700           10,675
Lehman Brothers Holdings, Inc.                                                                           1,300          106,795
Merrill Lynch & Company, Inc.                                                                            2,700          145,638
Morgan Stanley                                                                                           1,900           97,071
ProLogis Trust REIT                                                                                        500           19,490
Schwab (Charles) & Company, Inc.                                                                         1,100           10,065
Simon Property Group, Inc. REIT                                                                            600           34,992
SLM Corporation                                                                                          1,200           54,312
                                                                                                                   ------------
                                                                                                                      1,217,871
                                                                                                                   ------------
FOOD RETAILERS - 0.2%
Albertson's, Inc. (+)                                                                                    1,100           25,091
Kroger Company (The) (*)                                                                                 1,400           21,154
Winn-Dixie Stores, Inc. (+)                                                                                500            1,720
                                                                                                                   ------------
                                                                                                                         47,965
                                                                                                                   ------------
FOREST PRODUCTS & PAPER - 0.6%
Georgia-Pacific Corporation                                                                              1,800           62,262
International Paper Company (+)                                                                            100            3,851
MeadWestvaco Corporation                                                                                   600           18,918
Plum Creek Timber Company, Inc.                                                                          1,200           43,548
Weyerhaeuser Company                                                                                       800           50,112
                                                                                                                   ------------
                                                                                                                        178,691
                                                                                                                   ------------
HEALTH CARE PROVIDERS - 0.9%
Caremark Rx, Inc. (*)                                                                                    1,400           41,958
Express Scripts, Inc. Cl. A (+)(*)                                                                         200           12,800
HCA, Inc.                                                                                                  100            3,673
Humana, Inc. (*)                                                                                           500            9,575
Manor Care, Inc.                                                                                           200            6,548
UnitedHealth Group, Inc.                                                                                 2,000          144,800
Wellpoint Health Networks, Inc. (*)                                                                        400           39,064
                                                                                                                   ------------
                                                                                                                        258,418
                                                                                                                   ------------
HEAVY CONSTRUCTION - 0.0%
Centex Corporation                                                                                         300           15,582
                                                                                                                   ------------

                                                                                                                                 31

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
HEAVY MACHINERY - 1.8%
American Standard Companies, Inc. (*)                                                                      600     $     21,942
Baker Hughes, Inc.                                                                                       1,200           51,396
Black & Decker Corporation                                                                                 600           48,168
Cummins, Inc.                                                                                            1,000           70,080
Deere & Company                                                                                            100            5,978
Dover Corporation                                                                                          600           23,562
Ingersoll-Rand Company Cl. A (+)                                                                           600           41,064
Pall Corporation                                                                                           400           10,344
Parker-Hannifin Corporation (+)                                                                            700           49,441
Stanley Works (The) (+)                                                                                  1,100           48,972
United Technologies Corporation                                                                          1,500          139,230
W.W. Grainger, Inc.                                                                                        500           29,295
                                                                                                                   ------------
                                                                                                                        539,472
                                                                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.2%
KB Home                                                                                                    100            8,225
Leggett & Platt, Inc.                                                                                      500           14,065
Newell Rubbermaid, Inc.                                                                                    600           12,936
Whirlpool Corporation                                                                                      200           11,750
                                                                                                                   ------------
                                                                                                                         46,976
                                                                                                                   ------------
HOUSEHOLD PRODUCTS - 0.3%
Clorox Company (The)                                                                                     1,000           54,600
Fortune Brands, Inc.                                                                                       300           21,846
Snap-On, Inc.                                                                                              200            5,876
                                                                                                                   ------------
                                                                                                                         82,322
                                                                                                                   ------------
INFORMATION RETRIEVAL SERVICES - 0.5%
Yahoo!, Inc. (*)                                                                                         3,800          137,522
                                                                                                                   ------------

INSURANCE - 4.9%
ACE Ltd.                                                                                                   900           34,254
Aetna, Inc.                                                                                                700           66,500
AFLAC, Inc.                                                                                              1,500           53,820
Allstate Corporation (The) (+)                                                                           2,100          100,989
AMBAC Financial Group, Inc.                                                                                500           39,030
American International Group, Inc.                                                                       5,700          346,047
Anthem, Inc. (*)                                                                                           700           56,280
Aon Corporation                                                                                          1,500           30,615
Chubb Corporation                                                                                          900           64,917
Cigna Corporation                                                                                          900           57,114
Cincinnati Financial Corporation                                                                           420           17,535
Hartford Financial Services Group, Inc. (The)                                                              900           52,632
Jefferson-Pilot Corporation                                                                                600           28,974
Lincoln National Corporation                                                                               800           35,040
Loews Corporation                                                                                          600           35,940
Marsh & McLennan Companies, Inc.                                                                         1,500           41,490
MBIA, Inc. (+)                                                                                             400           23,144
Metlife, Inc.                                                                                            2,300           88,205
MGIC Investment Corporation (+)                                                                            500           32,155
Progressive Corporation                                                                                    600           56,130
Prudential Financial, Inc.                                                                               1,500           69,705
Safeco Corporation                                                                                         400           18,496
St. Paul Travelers Companies                                                                             1,957           66,460

32

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
INSURANCE - CONTINUED
Torchmark Corporation                                                                                      300     $     16,206
UnumProvident Corporation                                                                                1,500           20,490
XL Capital Ltd. Cl. A (Bermuda) (+)                                                                        400           29,000
                                                                                                                   ------------
                                                                                                                      1,481,168
                                                                                                                   ------------
LODGING - 0.3%
Hilton Hotels Corporation                                                                                1,300           25,870
Marriott International, Inc. Cl. A                                                                         700           38,143
Starwood Hotels & Resorts Worldwide, Inc.                                                                  700           33,411
                                                                                                                   ------------
                                                                                                                         97,424
                                                                                                                   ------------
MANUFACTURING - 2.1%
3M Company                                                                                               1,300          100,841
Cooper Industries, Ltd. Cl. A                                                                              700           44,730
Danaher Corporation                                                                                      1,400           77,182
Eaton Corporation                                                                                          700           44,765
Illinois Tool Works, Inc.                                                                                  824           76,039
ITT Industries, Inc.                                                                                       200           16,228
Tyco International Ltd. (Bermuda) (+)                                                                    8,931          278,201
                                                                                                                   ------------
                                                                                                                        637,986
                                                                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING - 2.4%
Clear Channel Communication, Inc.                                                                        1,200           40,080
Comcast Corporation Cl. A (*)                                                                            3,300           97,350
Dow Jones & Company, Inc.                                                                                  300           13,275
Gannett Company, Inc.                                                                                      500           41,475
Knight-Ridder, Inc.                                                                                        400           27,412
McGraw-Hill Companies, Inc. (The) (+)                                                                      700           60,375
Meredith Corporation                                                                                       600           29,400
New York Times Company Cl. A                                                                               400           16,020
Time Warner, Inc. (*)                                                                                   15,500          257,920
Tribune Company (+)                                                                                        100            4,320
Univision Communications, Inc. Cl. A (*)                                                                 1,000           30,960
Viacom, Inc. Cl. B (+)                                                                                   2,700           98,523
                                                                                                                   ------------
                                                                                                                        717,110
                                                                                                                   ------------
MEDICAL SUPPLIES - 1.3%
Agilent Technologies, Inc. (*)                                                                             900           22,554
Applera Corporation - Applied Biosystems Group                                                             600           11,448
Bard (C.R.) Inc.                                                                                           400           22,720
Bausch & Lomb, Inc.                                                                                      1,000           60,960
Baxter International, Inc.                                                                               1,200           36,912
Becton Dickinson & Company                                                                               1,200           63,000
Fisher Scientific International, Inc. (*)                                                                  300           17,208
Medtronic, Inc.                                                                                          1,400           71,554
St. Jude Medical, Inc. (*)                                                                                 600           45,942
Tektronix, Inc.                                                                                            900           27,297
Thermo Electron Corporation (*)                                                                            400           11,600
Waters Corporation (*)                                                                                     300           12,387
                                                                                                                   ------------
                                                                                                                        403,582
                                                                                                                   ------------
METALS - 0.5%
Alcoa, Inc.                                                                                                500           16,250
Crane Company                                                                                              200            5,574
Nucor Corporation                                                                                          900           38,007
Phelps Dodge Corporation                                                                                   800           70,032

                                                                                                                                 33

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
METALS - CONTINUED
United States Steel Corporation (+)                                                                        600     $     22,032
Worthington Industries, Inc. (+)                                                                           200            3,970
                                                                                                                   ------------
                                                                                                                        155,865
                                                                                                                   ------------
NATIONAL COMMERCIAL BANKS - 7.7%
AmSouth Bancorporation                                                                                     900           23,751
Bank of America Corporation                                                                             13,800          618,102
Bank of New York Company, Inc. (The) (+)                                                                 2,100           68,166
BB&T Corporation (+)                                                                                     1,500           61,665
Comerica, Inc.                                                                                           1,100           67,661
First Horizon National Corporation                                                                         400           17,312
Huntington Bancshares, Inc.                                                                                700           16,765
J.P. Morgan Chase & Company                                                                             10,900          420,740
KeyCorp (+)                                                                                              2,400           80,616
Marshall & Ilsley Corporation (+)                                                                          600           25,182
Mellon Financial Corporation                                                                             1,200           34,680
National City Corporation                                                                                4,000          155,880
Northern Trust Corporation                                                                                 400           17,016
PNC Financial Services Group, Inc.                                                                         800           41,840
SouthTrust Corporation                                                                                     900           39,213
SunTrust Banks, Inc.                                                                                     1,500          105,570
Synovus Financial Corporation                                                                              800           21,752
Wachovia Corporation                                                                                     3,700          182,077
Wells Fargo & Company                                                                                    4,700          280,684
Zions Bancorporation                                                                                       300           19,851
                                                                                                                   ------------
                                                                                                                      2,298,523
                                                                                                                   ------------
OFFICE EQUIPMENT/SUPPLIES - 0.1%
Lexmark International Group, Inc. (*)                                                                      400           33,244
                                                                                                                   ------------

OIL & GAS - 7.9%
Amerada Hess Corporation                                                                                   300           24,213
Anadarko Petroleum Corporation                                                                             700           47,215
Apache Corporation                                                                                         900           45,630
Ashland, Inc.                                                                                              200           11,524
BJ Services Company                                                                                        600           30,600
Burlington Resources, Inc.                                                                               1,100           45,650
ChevronTexaco Corporation                                                                                7,400          392,644
ConocoPhillips                                                                                           2,000          168,620
Devon Energy Corporation                                                                                   800           59,176
Dynegy, Inc. Cl. A (+)(*)                                                                                5,700           28,101
El Paso Corporation                                                                                      7,900           70,626
EOG Resources, Inc.                                                                                        300           19,968
Exxon Mobil Corporation                                                                                 19,100          940,102
Kerr-McGee Corporation                                                                                     600           35,532
KeySpan Corporation                                                                                        700           27,965
Kinder Morgan, Inc.                                                                                        500           32,185
Marathon Oil Corporation                                                                                   900           34,299
Nabors Industries Ltd. (*)                                                                                 600           29,472
Nicor, Inc. (+)                                                                                            700           26,264
Noble Corporation (*)                                                                                      500           22,840
Occidental Petroleum Corporation                                                                         1,800          100,494
Peoples Energy Corporation                                                                                 200            8,556

34

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
OIL & GAS - CONTINUED
Rowan Companies, Inc. (*)                                                                                  400     $     10,212
Sunoco, Inc.                                                                                               300           22,308
Transocean, Inc. (Cayman Islands) (*)                                                                      700           24,675
Unocal Corporation                                                                                         700           29,225
Valero Energy Corporation                                                                                1,200           51,564
Williams Companies, Inc. (The)                                                                           2,100           26,271
                                                                                                                   ------------
                                                                                                                      2,365,931
                                                                                                                   ------------
PHARMACEUTICALS - 8.9%
Abbott Laboratories                                                                                      2,600          110,838
AmerisourceBergen Corporation (+)                                                                          500           27,520
Amgen, Inc. (*)                                                                                          2,700          153,360
Biogen Idec, Inc. (*)                                                                                      200           11,632
Bristol-Myers Squibb Company                                                                             6,400          149,952
Cardinal Health, Inc.                                                                                    1,100           51,425
Eli Lilly & Company                                                                                      1,200           65,892
Forest Laboratories, Inc. (+)(*)                                                                         1,200           53,520
Genzyme Corporation (*)                                                                                    700           36,729
Hospira, Inc. (*)                                                                                          350           11,169
Johnson & Johnson                                                                                       10,500          612,990
King Pharmaceuticals, Inc. (*)                                                                             900            9,819
McKesson Corporation                                                                                     1,300           34,658
Medco Health Solutions, Inc. (*)                                                                           800           27,128
Merck & Company, Inc.                                                                                    9,800          306,838
Mylan Laboratories, Inc. (+)                                                                               100            1,722
Pfizer, Inc.                                                                                            24,900          720,855
Schering-Plough Corporation                                                                              4,800           86,928
Sigma Aldrich Corporation                                                                                  200           11,128
Wyeth                                                                                                    4,400          174,460
                                                                                                                   ------------
                                                                                                                      2,658,563
                                                                                                                   ------------
PREPACKAGED SOFTWARE - 4.9%
Adobe Systems, Inc. (+)                                                                                    700           39,221
BMC Software, Inc. (*)                                                                                     700           13,244
Citrix Systems, Inc. (*)                                                                                 2,700           65,151
Computer Associates International, Inc.                                                                  2,700           74,817
Compuware Corporation (*)                                                                                1,200            6,899
Intuit, Inc. (*)                                                                                           800           36,288
Microsoft Corporation                                                                                   30,100          842,499
Novell, Inc. (*)                                                                                         1,000            7,190
Oracle Corporation (*)                                                                                  14,300          181,038
PeopleSoft, Inc. (*)                                                                                     1,000           20,770
Siebel Systems, Inc. (*)                                                                                 1,200           11,400
Sungard Data Systems, Inc. (*)                                                                             800           21,192
Symantec Corporation (+)(*)                                                                              2,200          125,268
Veritas Software Corporation (*)                                                                         1,200           26,256
                                                                                                                   ------------
                                                                                                                      1,471,233
                                                                                                                   ------------
RESTAURANTS - 0.8%
Darden Restaurants, Inc.                                                                                   600           14,700
McDonald's Corporation                                                                                   6,300          183,645
Wendy's International, Inc.                                                                                100            3,337
Yum! Brands, Inc.                                                                                          900           39,150
                                                                                                                   ------------
                                                                                                                        240,832
                                                                                                                   ------------

                                                                                                                                 35

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
RETAILERS - 5.4%
AutoZone, Inc. (+)(*)                                                                                      300     $     24,543
Best Buy Company, Inc. (+)                                                                               1,000           59,220
Circuit City Stores, Inc.                                                                                4,900           79,625
Costco Wholesale Corporation                                                                             2,300          110,262
CVS Corporation                                                                                            800           34,768
Dillards, Inc. Cl. A                                                                                       300            6,147
Dollar General Corporation                                                                                 100            1,925
Federated Department Stores, Inc.                                                                          600           30,270
Home Depot, Inc. (The)                                                                                   7,300          299,884
J.C. Penney Company, Inc.                                                                                  900           31,131
Lowe's Companies, Inc.                                                                                     300           16,884
May Department Stores Company (The)                                                                        800           20,848
Office Depot, Inc. (*)                                                                                     600            9,714
RadioShack Corporation                                                                                     600           17,958
Sears Roebuck and Company (+)                                                                              700           24,500
Sherwin-Williams Company                                                                                   500           21,360
Staples, Inc.                                                                                            1,700           50,558
Target Corporation                                                                                         200           10,004
TJX Companies, Inc.                                                                                        900           21,582
Toys 'R' Us, Inc. (*)                                                                                      700           12,607
Walgreen Company                                                                                         2,000           71,780
Wal-Mart Stores, Inc.                                                                                   11,100          598,512
Xerox Corporation (+)(*)                                                                                 4,000           59,080
                                                                                                                   ------------
                                                                                                                      1,613,162
                                                                                                                   ------------
STATE COMMERCIAL BANKS - 0.6%
Fifth Third Bancorp                                                                                      1,600           78,704
M&T Bank Corporation                                                                                       300           30,900
North Fork Bancorporation                                                                                  900           39,690
Regions Financial Corporation                                                                            1,193           41,850
                                                                                                                   ------------
                                                                                                                        191,144
                                                                                                                   ------------
TELEPHONE SYSTEMS - 3.3%
Alltel Corporation                                                                                       1,000           54,930
AT&T Corporation (+)                                                                                     5,000           85,550
BellSouth Corporation                                                                                    3,000           80,010
CenturyTel, Inc. (+)                                                                                     1,500           48,135
SBC Communications, Inc.                                                                                 9,300          234,918
Sprint Corporation (FON Group)                                                                           9,300          194,835
Verizon Communications, Inc.                                                                             7,600          297,160
                                                                                                                   ------------
                                                                                                                        995,538
                                                                                                                   ------------
TELEPHONE UTILITIES - 0.1%
Qwest Communications International, Inc. (*)                                                             5,000           17,100
                                                                                                                   ------------

TEXTILES, CLOTHING & FABRICS - 0.5%
Coach, Inc. (*)                                                                                            400           18,652
Jones Apparel Group, Inc.                                                                                  400           14,120
Liz Claiborne, Inc.                                                                                        300           12,264
Nike, Inc. Cl. B                                                                                           800           65,048
Reebok International Ltd. (+)                                                                              200            7,400
VF Corporation                                                                                             900           48,447
                                                                                                                   ------------
                                                                                                                        165,931
                                                                                                                   ------------

36

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
TRANSPORTATION - 1.9%
Burlington Northern Santa Fe Corporation                                                                 1,200     $     50,172
Carnival Corporation (Panama) (+)                                                                          100            5,056
CSX Corporation                                                                                            700           25,550
FedEx Corporation (+)                                                                                    1,500          136,680
Norfolk Southern Corporation                                                                             2,500           84,875
United Parcel Service, Inc. Cl. B                                                                        3,400          269,212
                                                                                                                   ------------
                                                                                                                        571,545
                                                                                                                   ------------
TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation                                                                                 800           17,208
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $28,808,507)                                                                   30,346,315

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT
SECURITY LENDING COLLATERAL - 9.7%
Bank of Montreal, 1.88%, due 11/24/04                                                             $    523,618          523,618
Bank of Nova Scotia, 1.76%, due 11/12/04                                                               681,874          681,874
Dexia Group, 2.04%, due 01/21/05                                                                       681,874          681,874
Merrill Lynch Premier Institutional Money Market Fund                                                  124,795          124,795
Merrimac Money Market Fund                                                                             204,563          204,563
Royal Bank of Scotland, 2.01%, due 01/20/05                                                            681,874          681,874
                                                                                                                   ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost, $2,898,598)                                                       2,898,598

REPURCHASE AGREEMENT - 0.1%
Investors Bank & Trust Repurchase Agreement, 1.27%, dated 10/29/04, $35,726 due on 11/01/04 (secured with Federal Government Agency, 5.050%, due on 02/25/23, with
value of $37,509), at cost                                                                              35,723           35,723
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $31,742,828)                                                                     33,280,636

Other assets, less liabilities - (10.9%)                                                                             (3,263,295)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $ 30,017,341
                                                                                                                   ============

REIT Real Estate Investment Trust


(+)  Denotes all or a portion of security on loan
(*)  Non-income producing security

 See notes to financial statements.














                                                                                                                                 37

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 101.7%

         ISSUER                                                                                         SHARES            VALUE
ADVERTISING - 0.3%
Getty Images, Inc. (*)(+)                                                                                  200     $     11,826
Lamar Advertising Company (*)                                                                              300           12,426
Omnicom Group, Inc.                                                                                        500           39,450
                                                                                                                   ------------
                                                                                                                         63,702
                                                                                                                   ------------
AEROSPACE & DEFENSE - 1.5%
Alliant Techsystems, Inc. (*)                                                                              100            5,749
Boeing Company (The)                                                                                     4,600          229,540
General Dynamics Corporation                                                                               300           30,636
Rockwell Collins, Inc.                                                                                     700           24,829
United Defense Industries, Inc. (*)                                                                        700           28,098
                                                                                                                   ------------
                                                                                                                        318,852
                                                                                                                   ------------
AIRLINES - 0.0%
AMR Corporation (*)(+)                                                                                     300            2,316
Southwest Airlines Company                                                                                 200            3,154
                                                                                                                   ------------
                                                                                                                          5,470
                                                                                                                   ------------
APPAREL RETAILERS - 1.3%
Abercrombie & Fitch Company                                                                                600           23,508
American Eagle Outfitters, Inc.                                                                            800           32,704
AnnTaylor Stores Corporation (*)                                                                           200            4,492
Claire's Stores, Inc.                                                                                      500           13,010
Gap, Inc.                                                                                                2,600           51,948
Kohl's Corporation (*)(+)                                                                                  800           40,608
Limited Brands, Inc.                                                                                     1,400           34,692
Nordstrom, Inc.                                                                                            400           17,272
Pacific Sunwear of California, Inc. (*)                                                                    300            7,032
Talbots, Inc.                                                                                              120            3,167
Timberland Company (The) Cl. A (*)                                                                         500           30,700
Urban Outfitters, Inc. (*)                                                                                 200            8,200
                                                                                                                   ------------
                                                                                                                        267,333
                                                                                                                   ------------
AUTOMOTIVE - 0.4%
BorgWarner, Inc.                                                                                           100            4,638
Copart, Inc. (*)                                                                                           200            3,716
Harley-Davidson, Inc. (+)                                                                                1,200           69,084
Navistar International Corporation (*)                                                                     100            3,455
Oshkosh Truck Corporation                                                                                  100            5,890
                                                                                                                   ------------
                                                                                                                         86,783
                                                                                                                   ------------
BANKING - 2.7%
American Capital Strategies Ltd. (+)                                                                       400           12,380
Capital One Financial Corporation                                                                        1,200           88,512
Commerce Bancorp, Inc. (+)                                                                                 200           11,848
Fannie Mae                                                                                               3,700          259,555
Golden West Financial Corporation                                                                          200           23,384
Hudson City Bancorp, Inc.                                                                                  200            7,308
MBNA Corporation                                                                                         3,100           79,453
NewAlliance Bancshares, Inc.                                                                               200            2,776
Providian Financial Corporation (*)                                                                      2,200           34,210
U.S. Bancorp                                                                                             1,100           31,471
UCBH Holdings, Inc. (+)                                                                                    100            4,309
Westcorp                                                                                                   400           15,968
                                                                                                                   ------------
                                                                                                                        571,174
                                                                                                                   ------------

38

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
BEVERAGES, FOOD & TOBACCO - 4.3%
Anheuser-Busch Companies, Inc.                                                                           1,400     $     69,930
Brown Forman Corporation Cl. B                                                                             100            4,490
Campbell Soup Company                                                                                      200            5,368
Coca-Cola Company (The)                                                                                  5,500          223,630
H.J. Heinz Company                                                                                         700           25,445
Hershey Foods Corporation                                                                                  500           25,345
Kellogg Company                                                                                            600           25,800
McCormick & Company, Inc.                                                                                  400           14,172
Pepsi Bottling Group, Inc. (The)                                                                         1,100           30,844
PepsiCo, Inc.                                                                                            6,700          332,186
Sara Lee Corporation                                                                                     1,600           37,248
Starbucks Corporation (*)(+)                                                                             1,700           89,896
Wrigley (Wm.) Jr. Company                                                                                  600           39,240
                                                                                                                   ------------
                                                                                                                        923,594
                                                                                                                   ------------
BUILDING MATERIALS - 0.2%
Florida Rock Industries, Inc.                                                                              100            5,165
Hughes Supply, Inc.                                                                                      1,300           36,933
                                                                                                                   ------------
                                                                                                                         42,098
                                                                                                                   ------------
CHEMICALS & PLASTICS - 0.5%
Avery-Dennison Corporation                                                                                 200           12,168
Church & Dwight Company, Inc.                                                                              250            6,805
Dow Chemical Company (The)                                                                                 200            8,988
International Flavors & Fragrances, Inc.                                                                   400           15,620
Praxair, Inc.                                                                                              300           12,660
Scotts Company (The) Cl. A (*)                                                                             400           25,688
Sealed Air Corporation (*)                                                                                 300           14,862
                                                                                                                   ------------
                                                                                                                         96,791
                                                                                                                   ------------
COAL - 0.0%
Consol Energy, Inc.                                                                                        100            3,540
                                                                                                                   ------------

COMMERCIAL SERVICES - 3.9%
Affymetrix, Inc. (*)(+)                                                                                    300            9,150
Akamai Technologies, Inc. (*)(+)                                                                           400            5,540
Alliance Data Systems Corporation (*)                                                                      300           12,684
Apollo Group, Inc. Cl. A (*)                                                                               634           41,844
Brink's Company (The)                                                                                      200            6,420
Career Education Corporation (*)                                                                           300            9,411
Celgene Corporation (*)(+)                                                                                 600           17,772
Cendant Corporation                                                                                      1,000           20,590
Certegy, Inc.                                                                                              300           10,605
Cintas Corporation                                                                                         500           21,570
Corporate Executive Board Company (+)                                                                      100            6,365
Covance, Inc. (*)                                                                                          200            7,944
Dun & Bradstreet Corporation (*)                                                                           300           16,968
eBay, Inc. (*)(+)                                                                                        2,200          214,742
Ecolab, Inc.                                                                                               600           20,310
Education Management Corporation (*)                                                                       400           10,728
Equifax, Inc. (+)                                                                                        1,000           26,150
Gen-Probe, Inc. (*)                                                                                        200            7,008
H&R Block, Inc. (+)                                                                                        800           38,040
Halliburton Company                                                                                      1,800           66,672
Hewitt Associates, Inc. Cl. A (*)                                                                          600           16,818
Iron Mountain, Inc. (*)                                                                                    200            6,610

                                                                                                                                 39

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
COMMERCIAL SERVICES - CONTINUED
Jacobs Engineering Group, Inc. (*)                                                                         200     $      8,146
Laureate Education, Inc. (*)                                                                               100            3,922
Manpower, Inc.                                                                                             200            9,050
Moody's Corporation                                                                                        700           54,467
Omnicare, Inc.                                                                                             200            5,518
Paychex, Inc.                                                                                              800           26,235
PerkinElmer, Inc.                                                                                          300            6,162
Pharmaceutical Product Development, Inc. (*)                                                               100            4,223
Quest Diagnostics, Inc.                                                                                    300           26,262
Regis Corporation                                                                                          100            4,280
Rent-A-Center, Inc. (*)                                                                                    200            4,798
Reynolds & Reynolds Company Cl. A (+)                                                                      200            4,922
Robert Half International, Inc. (+)                                                                        800           21,224
Ryder System, Inc. (+)                                                                                     100            5,010
Servicemaster Company                                                                                      600            7,704
Stericycle, Inc. (*)                                                                                       100            4,533
UnitedGlobalCom, Inc. Cl. A (*)(+)                                                                       1,100            8,228
Waste Management, Inc.                                                                                   1,300           37,024
Weight Watchers International, Inc. (*)(+)                                                                 100            3,592
                                                                                                                   ------------
                                                                                                                        839,241
                                                                                                                   ------------
COMMUNICATIONS - 4.1%
Avaya, Inc. (*)                                                                                          1,600           23,040
Comverse Technology, Inc. (*)                                                                              700           14,448
Corning, Inc. (*)                                                                                        3,300           37,785
Crown Castle International Corporation (*)                                                                 300            4,593
Harris Corporation                                                                                         200           12,306
L-3 Communications Holdings, Inc.                                                                          200           13,186
Motorola, Inc. (+)                                                                                      14,500          250,270
Network Appliance, Inc. (*)(+)                                                                           1,300           31,811
Nextel Communications, Inc. Cl. A (*)                                                                    2,800           74,172
Plantronics, Inc.                                                                                          100            4,350
Polycom, Inc. (*)(+)                                                                                       300            6,195
Qualcomm, Inc.                                                                                           8,700          363,747
Spectrasite, Inc. (*)(+)                                                                                   100            5,130
Tellabs, Inc. (*)                                                                                          700            5,600
XM Satellite Radio Holdings, Inc. Cl. A (*)                                                                600           19,392
                                                                                                                   ------------
                                                                                                                        866,025
                                                                                                                   ------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
Autodesk, Inc.                                                                                             900           47,475
Cadence Design Systems, Inc. (*)(+)                                                                        600            7,464
Henry (Jack) & Associates, Inc.                                                                            300            5,592
Synopsys, Inc. (*)                                                                                         100            1,624
Unisys Corporation (*)                                                                                     100            1,062
                                                                                                                   ------------
                                                                                                                         63,217
                                                                                                                   ------------
COMPUTER PROGRAMMING SERVICES - 0.2%
Avid Technology, Inc. (*)                                                                                  100            5,298
Mercury Interactive Corporation (*)                                                                        200            8,686
Red Hat, Inc. (*)(+)                                                                                       700            8,988
VeriSign, Inc. (*)(+)                                                                                      700           18,781
                                                                                                                   ------------
                                                                                                                         41,753
                                                                                                                   ------------

40

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
COMPUTER RELATED SERVICES - 0.2%
Checkfree Corporation (*)(+)                                                                               200     $      6,200
GTECH Holdings Corporation                                                                                 400            9,468
Ingram Micro, Inc. Cl. A (*)                                                                             1,000           17,250
                                                                                                                   ------------
                                                                                                                         32,918
                                                                                                                   ------------
COMPUTERS & INFORMATION - 8.7%
Apple Computer, Inc. (*)                                                                                   700           36,771
CDW Corporation                                                                                            200           12,406
Cisco Systems, Inc. (*)                                                                                 27,900          535,959
Dell, Inc. (*)                                                                                          10,400          364,624
EMC Corporation (*)(+)                                                                                   7,900          101,673
International Business Machines Corporation                                                              5,400          484,650
International Game Technology                                                                            1,500           49,560
Jabil Circuit, Inc. (*)                                                                                    600           14,586
Juniper Networks, Inc. (*)                                                                               3,200           85,152
Lexmark International Group, Inc. (*)                                                                      800           66,488
Pitney Bowes, Inc.                                                                                         600           26,250
Sandisk Corporation (*)(+)                                                                                 100            2,087
Solectron Corporation (*)                                                                                  600            3,132
Storage Technology Corporation (*)                                                                       1,300           35,126
Symbol Technologies, Inc.                                                                                  900           13,221
Zebra Technologies Corporation Cl. A (*)                                                                   300           15,897
                                                                                                                   ------------
                                                                                                                      1,847,582
                                                                                                                   ------------
CONTAINERS & PACKAGING - 0.1%
Ball Corporation                                                                                           300           11,955
Pactiv Corporation (*)                                                                                     400            9,476
                                                                                                                   ------------
                                                                                                                         21,431
                                                                                                                   ------------
COSMETICS & PERSONAL CARE - 4.1%
Alberto-Culver Company Cl. B                                                                               200            8,972
Avon Products, Inc.                                                                                      1,200           47,460
Colgate-Palmolive Company                                                                                1,000           44,620
Estee Lauder Companies, Inc. (The) Cl. A                                                                   400           17,180
Gillette Company (The)                                                                                   3,900          161,772
Kimberly-Clark Corporation                                                                                 800           47,736
Procter & Gamble Company                                                                                10,600          542,508
                                                                                                                   ------------
                                                                                                                        870,248
                                                                                                                   ------------
DATA PROCESSING & PREPARATION - 1.8%
Acxiom Corporation                                                                                       1,100           27,500
Affiliated Computer Services, Inc. Cl. A (*)                                                               500           27,275
Automatic Data Processing, Inc.                                                                          2,100           91,119
Ceridian Corporation (*)(+)                                                                                300            5,175
First Data Corporation                                                                                   3,600          148,608
Fiserv, Inc. (*)(+)                                                                                        750           26,655
Global Payments, Inc.                                                                                      100            5,476
IMS Health, Inc.                                                                                         1,000           21,180
NCR Corporation (*)                                                                                        600           33,810
Total System Services, Inc.                                                                                100            2,360
                                                                                                                   ------------
                                                                                                                        389,158
                                                                                                                   ------------
EDUCATIONAL SERVICES - 0.0%
ITT Educational Services, Inc. (*)(+)                                                                      200            7,602
                                                                                                                   ------------

                                                                                                                                 41

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ELECTRIC UTILITIES - 0.1%
AES Corporation (*)                                                                                      2,000     $     21,800
Allegheny Energy, Inc. (*)(+)                                                                              600           10,986
                                                                                                                   ------------
                                                                                                                         32,786
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 0.9%
Ametek, Inc.                                                                                               900           29,628
Energizer Holdings, Inc. (*)(+)                                                                            100            4,643
General Electric Company                                                                                 2,800           95,536
Johnson Controls, Inc.                                                                                     200           11,470
KLA-Tencor Corporation (*)(+)                                                                              500           22,765
Rockwell Automation, Inc.                                                                                  900           37,521
                                                                                                                   ------------
                                                                                                                        201,563
                                                                                                                   ------------
ELECTRONICS - 0.5%
American Power Conversion Corporation (+)                                                                  300            5,784
Amphenol Corporation Cl. A (*)                                                                             400           13,732
AVX Corporation                                                                                            100            1,200
Emerson Electric Company                                                                                   600           38,430
Flir Systems, Inc. (*)                                                                                     100            5,321
JDS Uniphase Corporation (*)(+)                                                                          1,000            3,170
Microchip Technology, Inc.                                                                                 900           27,225
Vishay Intertechnology, Inc. (*)                                                                           200            2,586
                                                                                                                   ------------
                                                                                                                         97,448
                                                                                                                   ------------
ELECTRONICS/SEMICONDUCTORS - 5.6%
Advanced Micro Devices, Inc. (*)(+)                                                                        100            1,682
Altera Corporation (*)                                                                                   1,600           36,368
Analog Devices, Inc.                                                                                     1,100           44,286
Applied Materials, Inc. (*)                                                                              6,900          111,090
Atmel Corporation (*)                                                                                    1,700            5,406
Broadcom Corporation Cl. A (*)(+)                                                                          600           16,230
Cree, Inc. (*)(+)                                                                                          900           31,059
Cypress Semiconductor Corporation (*)(+)                                                                   500            5,265
Fairchild Semiconductor International, Inc. Cl. A (*)                                                      200            2,874
Freescale Semiconductor, Inc. (*)                                                                          400            6,216
Integrated Circuit Systems, Inc. (*)(+)                                                                    300            6,765
Intel Corporation                                                                                       26,700          594,342
Linear Technology Corporation                                                                            1,300           49,244
Maxim Integrated Products, Inc.                                                                          1,300           57,187
MEMC Electronics Materials, Inc. (*)                                                                       300            2,820
Micron Technology, Inc. (*)                                                                                200            2,436
National Semiconductor Corporation (*)                                                                   1,000           16,700
Qlogic Corporation (*)                                                                                     300            9,750
Rambus Inc. (*)                                                                                            300            5,154
Semtech Corporation (*)                                                                                    200            4,176
Texas Instruments, Inc.                                                                                  7,100          173,595
Xilinx, Inc.                                                                                               700           21,420
                                                                                                                   ------------
                                                                                                                      1,204,065
                                                                                                                   ------------
ENTERTAINMENT & LEISURE - 0.6%
Blockbuster, Inc. Cl. A                                                                                    100              680
Brunswick Corporation                                                                                      200            9,384
Harrah's Entertainment, Inc.                                                                               300           17,556
International Speedway Corporation Cl. A                                                                   100            4,704
Liberty Media Corporation Cl. A (+)                                                                        500            4,460
Mattel, Inc.                                                                                               600           10,506

42

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ENTERTAINMENT & LEISURE - CONTINUED
Polaris Industries, Inc.                                                                                   200     $     11,870
Station Casinos, Inc.                                                                                      100            5,095
Walt Disney Company (The) (+)                                                                            2,600           65,572
                                                                                                                   ------------
                                                                                                                        129,827
                                                                                                                   ------------
FINANCIAL SERVICES - 2.7%
American Express Company                                                                                 4,600          244,122
CapitalSource, Inc. (*)(+)                                                                                 200            4,480
Chicago Mercantile Exchange (+)                                                                            100           17,573
Doral Financial Corporation (Puerto Rico)                                                                  500           20,990
E*Trade Financial Corporation (*)                                                                          400            5,160
Eaton Vance Corporation                                                                                    200            8,724
Federated Investors, Inc. Cl. B                                                                            300            8,697
Freddie Mac                                                                                                300           19,980
Friedman Billings Ramsey Group, Inc. Cl. A                                                                 800           13,712
General Growth Properties, Inc. REIT                                                                       100            3,299
Goldman Sachs Group, Inc. (The)                                                                            100            9,838
IndyMac Bancorp, Inc.                                                                                    1,000           32,260
Investors Financial Services Corporation                                                                   300           11,547
Legg Mason, Inc.                                                                                           400           25,484
Morgan Stanley                                                                                             300           15,327
Nuveen Investments, Inc. Cl. A                                                                             100            3,160
Regency Centers Corporation REIT                                                                           100            4,886
Schwab (Charles) & Company, Inc.                                                                           600            5,490
SEI Investments Company                                                                                    200            7,198
Simon Property Group, Inc. REIT                                                                             29            1,691
SLM Corporation (+)                                                                                      1,700           76,942
T. Rowe Price Group, Inc.                                                                                  300           16,731
Waddell & Reed Financial, Inc. Cl. A                                                                       300            6,303
WFS Financial, Inc.                                                                                        100            4,406
                                                                                                                   ------------
                                                                                                                        568,000
                                                                                                                   ------------
FOOD RETAILERS - 0.2%
7-Eleven, Inc. (*)                                                                                         200            4,214
Whole Foods Market, Inc. (+)                                                                               400           32,572
                                                                                                                   ------------
                                                                                                                         36,786
                                                                                                                   ------------
HEALTH CARE PROVIDERS - 2.3%
Caremark Rx, Inc. (*)                                                                                    1,100           32,967
Community Health Systems, Inc. (*)                                                                         100            2,682
Coventry Health Care, Inc. (*)                                                                             550           22,495
DaVita, Inc. (*)                                                                                           400           11,848
Express Scripts, Inc. Cl. A (*)(+)                                                                         400           25,600
HCA, Inc.                                                                                                  400           14,692
Laboratory Corporation of America Holdings (*)                                                           1,000           45,800
Lincare Holdings, Inc. (*)(+)                                                                              600           22,056
Manor Care, Inc.                                                                                           200            6,548
Renal Care Group, Inc. (*)                                                                                 400           12,624
UnitedHealth Group, Inc.                                                                                 2,700          195,480
Universal Health Services, Inc. Cl. B                                                                      200            8,312
VCA Antech, Inc. (*)(+)                                                                                    200            4,484
Wellpoint Health Networks, Inc. (*)                                                                        800           78,128
                                                                                                                   ------------
                                                                                                                        483,716
                                                                                                                   ------------

                                                                                                                                 43

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
HEAVY CONSTRUCTION - 0.1%
Centex Corporation                                                                                         300     $     15,582
Lennar Corporation Cl. A                                                                                   300           13,494
                                                                                                                   ------------
                                                                                                                         29,076
                                                                                                                   ------------
HEAVY MACHINERY - 2.0%
American Standard Companies, Inc. (*)                                                                      800           29,256
Baker Hughes, Inc.                                                                                       1,400           59,962
Black & Decker Corporation (+)                                                                             500           40,140
Briggs & Stratton Corp.                                                                                    100            7,181
Caterpillar, Inc.                                                                                          600           48,324
Cooper Cameron Corporation (*)                                                                             100            4,835
Deere & Company                                                                                            500           29,890
Dover Corporation                                                                                          700           27,489
FMC Technologies, Inc. (*)                                                                                 400           12,092
Graco, Inc.                                                                                                300           10,320
Grant Prideco, Inc. (*)                                                                                    500           10,280
National-Oilwell, Inc. (*)(+)                                                                              200            6,742
Pall Corporation                                                                                           100            2,586
Smith International, Inc. (*)(+)                                                                           500           29,040
Timken Company                                                                                             100            2,400
United Technologies Corporation                                                                            500           46,410
Varian Medical Systems, Inc. (*)(+)                                                                        800           32,120
W.W. Grainger, Inc.                                                                                        500           29,295
                                                                                                                   ------------
                                                                                                                        428,362
                                                                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
D.R. Horton, Inc.                                                                                          450           13,500
Fossil, Inc. (*)                                                                                           100            2,976
Harman International Industries, Inc.                                                                      200           24,036
Herman Miller, Inc.                                                                                        200            4,620
Hillenbrand Industries, Inc.                                                                               100            4,978
HNI Corporation                                                                                            200            8,080
KB Home                                                                                                    200           16,450
Kinetic Concepts, Inc. (*)                                                                                 100            4,983
Leggett & Platt, Inc.                                                                                      500           14,065
MDC Holdings, Inc.                                                                                         400           30,700
Newell Rubbermaid, Inc.                                                                                    100            2,156
Pulte Homes, Inc.                                                                                          100            5,488
Ryland Group, Inc. (The)                                                                                   200           19,078
                                                                                                                   ------------
                                                                                                                        151,110
                                                                                                                   ------------
HOUSEHOLD PRODUCTS - 0.3%
Clorox Company (The)                                                                                       700           38,220
Fortune Brands, Inc.                                                                                       500           36,410
                                                                                                                   ------------
                                                                                                                         74,630
                                                                                                                   ------------
INDUSTRIAL - 0.1%
SPX Corporation                                                                                            500           19,175
                                                                                                                   ------------

INFORMATION RETRIEVAL SERVICES - 1.0%
Ask Jeeves, Inc. (*)(+)                                                                                    200            5,156
Avocent Corporation (*)(+)                                                                                 100            3,560
ChoicePoint, Inc. (*)                                                                                      200            8,326
Google, Inc. Cl. A (*)                                                                                     100           19,064
Yahoo!, Inc. (*)                                                                                         4,700          170,093
                                                                                                                   ------------
                                                                                                                        206,199
                                                                                                                   ------------

44

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
INSURANCE - 3.2%
Aetna, Inc.                                                                                                300     $     28,500
AFLAC, Inc.                                                                                              1,800           64,584
AMBAC Financial Group, Inc.                                                                                100            7,806
American International Group, Inc.                                                                       6,300          382,473
Anthem, Inc. (*)(+)                                                                                        312           25,085
Arthur J. Gallagher & Company                                                                              300            8,430
Berkley W.R. Corporation                                                                                   100            4,274
Brown & Brown, Inc.                                                                                        200            8,352
Genworth Financial, Inc. Cl. A                                                                           1,200           28,632
HCC Insurance Holdings, Inc.                                                                               100            2,970
Marsh & McLennan Companies, Inc.                                                                         2,100           58,086
Pacificare Health Systems Cl. A (*)                                                                        100            3,562
Progressive Corporation                                                                                    200           18,710
Prudential Financial, Inc.                                                                                 300           13,941
Radian Group, Inc.                                                                                         300           14,379
Unitrin, Inc.                                                                                              100            4,318
WellChoice, Inc. (*)                                                                                       400           16,704
                                                                                                                   ------------
                                                                                                                        690,806
                                                                                                                   ------------
LODGING - 0.7%
Choice Hotels International, Inc.                                                                          500           24,950
Hilton Hotels Corporation                                                                                1,900           37,810
Mandalay Resort Group (+)                                                                                  200           13,760
Marriott International, Inc. Cl. A                                                                         800           43,592
MGM Mirage, Inc. (*)(+)                                                                                    100            5,380
Starwood Hotels & Resorts Worldwide, Inc.                                                                  400           19,092
                                                                                                                   ------------
                                                                                                                        144,584
                                                                                                                   ------------
MANUFACTURING - 2.4%
3M Company                                                                                               3,200          248,224
Danaher Corporation                                                                                      1,700           93,721
Illinois Tool Works, Inc.                                                                                1,400          129,192
ITT Industries, Inc.                                                                                       200           16,228
Lam Research Corporation (*)                                                                               600           15,618
                                                                                                                   ------------
                                                                                                                        502,983
                                                                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING - 1.6%
Belo Corporation Cl. A                                                                                     300            6,975
Citadel Broadcasting Corporation (*)                                                                       100            1,455
Clear Channel Communication, Inc.                                                                          600           20,040
Cox Communications, Inc. (*)                                                                               100            3,444
DIRECTV Group, Inc. (The) (*)                                                                              100            1,677
Dow Jones & Company, Inc.                                                                                  200            8,850
Fox Entertainment Group, Inc. Cl. A (*)                                                                    200            5,932
Gemstar-TV Guide International, Inc. (*)                                                                 6,400           36,800
Harte-Hanks, Inc.                                                                                          100            2,574
Knight-Ridder, Inc.                                                                                        200           13,706
Liberty Media International, Inc. Cl. A (*)                                                                300           10,815
McGraw-Hill Companies, Inc. (The) (+)                                                                    1,000           86,250
Meredith Corporation                                                                                       500           24,500
New York Times Company Cl. A                                                                               500           20,025
Radio One, Inc. Cl. D (*)                                                                                  100            1,469
Time Warner, Inc. (*)                                                                                    3,500           58,240
Univision Communications, Inc. Cl. A (*)                                                                   500           15,480
Viacom, Inc. Cl. B (+)                                                                                     200            7,298

                                                                                                                                 45

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
MEDIA - BROADCASTING & PUBLISHING - CONTINUED
Westwood One, Inc. (*)                                                                                     200     $      4,616
Wiley (John) & Sons, Inc. Cl. A                                                                            400           12,980
                                                                                                                   ------------
                                                                                                                        343,126
                                                                                                                   ------------
MEDICAL SUPPLIES - 4.3%
Agilent Technologies, Inc. (*)                                                                           1,800           45,108
Bard (C.R.) Inc.                                                                                           400           22,720
Bausch & Lomb, Inc.                                                                                        500           30,480
Baxter International, Inc.                                                                               2,200           67,672
Beckman Coulter, Inc.                                                                                      200           11,900
Becton Dickinson & Company                                                                               1,600           84,000
Biomet, Inc.                                                                                             1,100           51,348
Boston Scientific Corporation (*)                                                                          500           17,650
Cooper Companies, Inc. (+)                                                                                 100            7,035
Cytyc Corporation (*)(+)                                                                                   500           13,045
Dade Behring Holdings, Inc. (*)                                                                            200           11,258
Dentsply International, Inc.                                                                               350           18,203
Edwards Lifesciences Corporation (*)                                                                       300           10,254
Fisher Scientific International, Inc. (*)                                                                  380           21,797
INAMED Corporation (*)                                                                                     100            5,315
Medtronic, Inc.                                                                                          5,000          255,550
Mettler-Toledo International, Inc. (Switzerland) (*)                                                       100            4,790
Millipore Corporation (*)(+)                                                                               200            9,198
Patterson Companies, Inc. (*)                                                                              400           15,000
Respironics, Inc. (*)                                                                                      500           25,545
Roper Industries, Inc.                                                                                     100            6,166
St. Jude Medical, Inc. (*)                                                                                 700           53,599
Stryker Corporation                                                                                      1,200           51,708
Tektronix, Inc.                                                                                          1,100           33,363
Teradyne, Inc. (*)                                                                                         100            1,656
Thermo Electron Corporation (*)                                                                            300            8,700
Triad Hospitals, Inc. (*)                                                                                  100            3,303
Waters Corporation (*)                                                                                     500           20,645
                                                                                                                   ------------
                                                                                                                        907,008
                                                                                                                   ------------
METALS - 0.7%
Alcoa, Inc.                                                                                              1,800           58,500
Freeport-McMoRan Copper & Gold, Inc.                                                                       100            3,622
Nucor Corporation                                                                                          900           38,007
Precision Castparts Corporation                                                                            200           12,000
Southern Peru Copper Corporation (+)                                                                       900           38,862
Worthington Industries, Inc. (+)                                                                           300            5,955
                                                                                                                   ------------
                                                                                                                        156,946
                                                                                                                   ------------
NATIONAL COMMERCIAL BANKS - 0.5%
Bank of New York Company, Inc. (The) (+)                                                                   400           12,984
Mellon Financial Corporation                                                                               600           17,340
Northern Trust Corporation                                                                                 200            8,508
Synovus Financial Corporation                                                                              800           21,752
TCF Financial Corporation                                                                                  500           15,760
Valley National Bancorp                                                                                    900           25,524
                                                                                                                   ------------
                                                                                                                        101,868
                                                                                                                   ------------
OIL & GAS - 0.7%
BJ Services Company                                                                                        700           35,700
Burlington Resources, Inc.                                                                                 400           16,600
Ensco International, Inc.                                                                                  300            9,165

46

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
OIL & GAS - CONTINUED
Kinder Morgan, Inc.                                                                                        100     $      6,437
Newfield Exploration Company (*)                                                                           200           11,640
Patina Oil & Gas Corporation                                                                               200            5,720
Patterson-UTI Energy, Inc.                                                                                 600           11,538
Pioneer Natural Resources Company                                                                          500           16,200
Pride International, Inc. (*)                                                                              100            1,848
Rowan Companies, Inc. (*)                                                                                  200            5,106
XTO Energy, Inc.                                                                                           600           20,028
                                                                                                                   ------------
                                                                                                                        139,982
                                                                                                                   ------------
PHARMACEUTICALS - 15.9%
Abbott Laboratories                                                                                      6,400          272,832
AmerisourceBergen Corporation (+)                                                                          174            9,577
Amgen, Inc. (*)                                                                                          5,400          306,720
Andrx Corporation (*)(+)                                                                                   300            6,492
Barr Pharmaceuticals (*)                                                                                   325           12,236
Biogen Idec, Inc. (*)                                                                                      800           46,528
Bristol-Myers Squibb Company                                                                             3,200           74,976
Cardinal Health, Inc.                                                                                    1,700           79,475
Cephalon, Inc. (*)(+)                                                                                      200            9,534
Charles River Laboratories International, Inc. (*)                                                         200            9,358
Eli Lilly & Company                                                                                      2,400          131,784
Eon Labs, Inc. (*)                                                                                         100            2,461
Forest Laboratories, Inc. (*)(+)                                                                         1,500           66,900
Genentech, Inc. (*)(+)                                                                                   1,800           81,954
Genzyme Corporation (*)(+)                                                                                 900           47,223
Gilead Sciences, Inc. (*)                                                                                1,100           38,093
Henry Schein, Inc. (*)                                                                                     100            6,323
IDEXX Laboratories, Inc. (*)                                                                               200            9,968
ImClone Systems (*)                                                                                        200            8,760
Invitrogen Corporation (*)(+)                                                                              100            5,790
IVAX Corporation (*)                                                                                       750           13,575
Johnson & Johnson                                                                                       13,000          758,940
McKesson Corporation                                                                                       600           15,996
Medco Health Solutions, Inc. (*)                                                                           500           16,955
Medicis Pharmaceutical Corporation Cl. A                                                                   200            8,134
Merck & Company, Inc.                                                                                    5,700          178,467
Mylan Laboratories, Inc. (+)                                                                               650           11,193
NBTY, Inc. (*)                                                                                             200            5,508
OSI Pharmaceuticals, Inc. (*)                                                                              100            6,498
Pfizer, Inc.                                                                                            31,500          911,925
Schering-Plough Corporation                                                                              5,900          106,849
Sepracor, Inc. (*)(+)                                                                                      400           18,372
Sigma Aldrich Corporation                                                                                  100            5,564
Wyeth                                                                                                    2,900          114,985
                                                                                                                   ------------
                                                                                                                      3,399,945
                                                                                                                   ------------
PREPACKAGED SOFTWARE - 7.5%
Activision, Inc. (*)                                                                                       400            5,792
Adobe Systems, Inc. (+)                                                                                  1,000           56,030
BEA Systems, Inc. (*)                                                                                    1,500           12,180
BMC Software, Inc. (*)                                                                                     200            3,784
Citrix Systems, Inc. (*)                                                                                   900           21,717
Computer Associates International, Inc.                                                                  1,900           52,649

                                                                                                                                 47

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
PREPACKAGED SOFTWARE - CONTINUED
DST Systems, Inc. (*)                                                                                      600     $     26,910
Electronic Arts, Inc. (*)                                                                                  200            8,984
Fair Isaac Corporation                                                                                     300            9,060
Intuit, Inc. (*)                                                                                         1,000           45,360
McAfee, Inc. (*)                                                                                           500           12,100
Microsoft Corporation (+)                                                                               29,500          825,705
Novell, Inc. (*)                                                                                           200            1,438
Oracle Corporation (*)                                                                                  20,100          254,466
PeopleSoft, Inc. (*)                                                                                       200            4,154
Pixar, Inc. (*)(+)                                                                                         400           32,168
Siebel Systems, Inc. (*)                                                                                 1,300           12,350
Sungard Data Systems, Inc. (*)                                                                           1,100           29,139
Symantec Corporation (*)(+)                                                                              2,400          136,656
TIBCO Software, Inc. (*)                                                                                 1,300           12,636
Veritas Software Corporation (*)                                                                         1,700           37,196
                                                                                                                   ------------
                                                                                                                      1,600,474
                                                                                                                   ------------
REAL ESTATE - 0.3%
Catellus Development Corporation REIT                                                                      600           17,304
CBL & Associates Properties, Inc. REIT                                                                     200           13,110
Mills Corporation REIT                                                                                     100            5,545
St. Joe Company (The)                                                                                      200           10,180
Ventas, Inc. REIT                                                                                          500           13,450
Weingarten Realty Investors                                                                                200            7,232
                                                                                                                   ------------
                                                                                                                         66,821
                                                                                                                   ------------
RESTAURANTS - 0.5%
Applebee's International, Inc.                                                                             150            3,431
Aramark Corporation Cl. B                                                                                  400            9,020
Brinker International, Inc. (*)(+)                                                                         300            9,690
Darden Restaurants, Inc.                                                                                   300            7,350
Yum! Brands, Inc.                                                                                        1,600           69,600
                                                                                                                   ------------
                                                                                                                         99,091
                                                                                                                   ------------
RETAILERS - 8.1%
Amazon.com, Inc. (*)(+)                                                                                    800           27,304
AutoZone, Inc. (*)(+)                                                                                      300           24,543
Best Buy Company, Inc. (+)                                                                               1,100           65,142
Circuit City Stores, Inc. (+)                                                                            2,800           45,500
Costco Wholesale Corporation                                                                               600           28,764
CVS Corporation                                                                                            100            4,346
Foot Locker, Inc.                                                                                          200            4,880
Home Depot, Inc. (The) (+)                                                                               8,900          365,612
Lowe's Companies, Inc.                                                                                   1,800          101,304
Marvel Enterprises, Inc. (*)(+)                                                                            350            5,390
Michaels Stores, Inc. (+)                                                                                  800           23,280
MSC Industrial Direct Company, Inc. Cl. A                                                                  200            6,828
O'Reilly Automotive, Inc. (*)(+)                                                                           200            8,612
PETCO Animal Supplies, Inc. (*)                                                                            100            3,577
PETsMART, Inc.                                                                                             600           19,188
RadioShack Corporation                                                                                     800           23,944
Rite Aid Corporation (*)                                                                                 1,500            5,580
Sherwin-Williams Company                                                                                   700           29,904
Staples, Inc.                                                                                            2,200           65,428
Target Corporation                                                                                       4,000          200,080
TJX Companies, Inc.                                                                                      2,000           47,960

48

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
RETAILERS - CONTINUED
Walgreen Company                                                                                         2,400     $     86,136
Wal-Mart Stores, Inc.                                                                                    9,300          501,456
Williams-Sonoma, Inc. (*)                                                                                  400           15,268
Xerox Corporation (*)(+)                                                                                 1,300           19,201
                                                                                                                   ------------
                                                                                                                      1,729,227
                                                                                                                   ------------
STATE COMMERCIAL BANKS - 0.6%
Fifth Third Bancorp                                                                                      1,600           78,704
Fremont General Corporation                                                                              1,600           34,400
North Fork Bancorporation                                                                                  200            8,820
W Holding Company, Inc. (Puerto Rico)                                                                      200            3,998
                                                                                                                   ------------
                                                                                                                        125,922
                                                                                                                   ------------
TELEPHONE SYSTEMS - 0.5%
ADTRAN, Inc.                                                                                               200            4,320
Level 3 Communications, Inc. (*)(+)                                                                      1,600            5,376
Nextel Partners, Inc. Cl. A (*)                                                                            500            8,420
NII Holdings, Inc. Cl. B (*)(+)                                                                            100            4,427
Sprint Corporation (FON Group)                                                                           2,500           52,375
West Corporation (*)                                                                                     1,100           30,932
Western Wireless Corporation Cl. A (*)(+)                                                                  300            8,742
                                                                                                                   ------------
                                                                                                                        114,592
                                                                                                                   ------------
TEXTILES, CLOTHING & FABRICS - 0.7%
Coach, Inc. (*)                                                                                            700           32,641
Mohawk Industries, Inc. (*)                                                                                100            8,508
Nike, Inc. Cl. B                                                                                           900           73,179
Reebok International Ltd. (+)                                                                              900           33,300
                                                                                                                   ------------
                                                                                                                        147,628
                                                                                                                   ------------
TRANSPORTATION - 1.8%
C.H. Robinson Worldwide, Inc. (+)                                                                          400           21,576
CNF Transportation, Inc.                                                                                   100            4,378
Expeditors International Washington, Inc.                                                                  400           22,840
FedEx Corporation (+)                                                                                    1,500          136,680
J.B. Hunt Transport Services, Inc.                                                                         300           12,258
United Parcel Service, Inc. Cl. B                                                                        2,400          190,032
                                                                                                                   ------------
                                                                                                                        387,764
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $20,952,861)                                                                   21,680,022

PREFERRED STOCKS - 0.0%

FINANCIAL SERVICES - 0.0%
Simon Property Group LP, Convertible (*)                                                                    30            1,631
                                                                                                                   ------------

TOTAL PREFERRED STOCKS (identified cost, $1,612)                                                                          1,631

WARRANTS - 0.0%
General Growth Properties, Inc. Warrants, Expires 11/09/2004 (identified cost, $0) (*)                      10               10
                                                                                                                   ------------

                                                                                                                                 49

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
             ISSUER                                                                                     AMOUNT            VALUE
SECURITY LENDING COLLATERAL - 16.5%
Bank of Montreal, 1.88%, due 11/24/04                                                             $    634,421     $    634,421
Bank of Nova Scotia, 1.76%, due 11/12/04                                                               826,165          826,165
Dexia Group, 2.04%, due 01/21/05                                                                       826,165          826,165
Merrill Lynch Premier Institutional Money Market Fund                                                  151,202          151,202
Merrimac Money Market Fund                                                                             247,850          247,850
Royal Bank of Scotland, 2.01%, due 01/20/05                                                            826,165          826,165
                                                                                                                   ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost, $3,511,968)                                                       3,511,968

REPURCHASE AGREEMENT - 0.4%
Investors Bank & Trust Repurchase Agreement, 1.27%, dated 10/29/04, $84,966 due on 11/01/04 (secured with Federal Government Agency, 4.875%, due on 05/25/28,
with value of $89,204), at cost                                                                         84,957           84,957
                                                                                                                   ------------


TOTAL INVESTMENTS (identified cost, $24,551,398)                                                                     25,278,588

Other assets, less liabilities - (18.6%)                                                                             (3,965,517)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $ 21,313,071
                                                                                                                   ============

REIT Real Estate Investment Trust

(*)   Non-income producing security
(+)   Denotes all or a portion of security on loan

See notes to the financial statements.












50

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.6%

           ISSUER                                                                                       SHARES            VALUE
ADVERTISING - 0.0%
Lamar Advertising Company (*)                                                                              100     $      4,142
Omnicom Group, Inc.                                                                                        100            7,890
                                                                                                                   ------------
                                                                                                                         12,032
                                                                                                                   ------------
AEROSPACE & DEFENSE - 2.7%
Boeing Company (The)                                                                                     1,200           59,880
General Dynamics Corporation                                                                             1,400          142,968
Goodrich Corporation                                                                                     1,300           40,079
Honeywell International, Inc.                                                                            5,500          185,240
Lockheed Martin Corporation                                                                              2,500          137,725
Northrop Grumman Corporation                                                                             3,100          160,425
Raytheon Company                                                                                         4,800          175,104
Textron, Inc.                                                                                            1,300           88,595
United Defense Industries, Inc. (*)                                                                      1,200           48,168
                                                                                                                   ------------
                                                                                                                      1,038,184
                                                                                                                   ------------
AIRLINES - 0.0%
AMR Corporation (*)(+)                                                                                     600            4,632
                                                                                                                   ------------

APPAREL RETAILERS - 0.3%
AnnTaylor Stores Corporation (*)                                                                           100            2,246
Claire's Stores, Inc.                                                                                      100            2,602
Limited Brands, Inc.                                                                                     3,300           81,774
Nordstrom, Inc.                                                                                            300           12,954
                                                                                                                   ------------
                                                                                                                         99,576
                                                                                                                   ------------
AUTOMOTIVE - 1.0%
American Axle & Manufacturing Holdings, Inc.                                                               200            5,740
Autoliv, Inc.                                                                                              600           25,650
BorgWarner, Inc.                                                                                           200            9,276
Ford Motor Company                                                                                      17,500          228,025
Genuine Parts Company                                                                                      900           35,901
Paccar, Inc.                                                                                             1,100           76,241
TRW Automotive Holdings Corporation (*)                                                                    100            1,836
                                                                                                                   ------------
                                                                                                                        382,669
                                                                                                                   ------------
BANKING - 6.7%
American Capital Strategies Ltd. (+)                                                                       300            9,285
AmeriCredit Corporation (*)(+)                                                                           1,900           36,860
Astoria Financial Corporation                                                                              500           19,545
Capital One Financial Corporation                                                                          600           44,256
Capitol Federal Financial                                                                                  100            3,398
Citigroup, Inc.                                                                                         34,200        1,517,454
Golden West Financial Corporation                                                                          500           58,460
Independence Community Bank Corporation                                                                    700           26,341
MBNA Corporation                                                                                         1,900           48,697
New York Community Bancorp, Inc.                                                                         1,610           29,560
Peoples Bank                                                                                               600           22,494
Providian Financial Corporation (*)                                                                      2,900           45,095
South Financial Group (The), Inc.                                                                          600           18,012
Sovereign Bancorp, Inc.                                                                                  2,500           54,125
U.S. Bancorp                                                                                            11,200          320,432
Washington Federal, Inc.                                                                                   720           18,374

                                                                                                                                 51

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
BANKING - CONTINUED
Washington Mutual, Inc.                                                                                  7,300     $    282,583
Webster Financial Corporation                                                                              300           14,340
Westcorp                                                                                                   100            3,992
                                                                                                                   ------------
                                                                                                                      2,573,303
                                                                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 3.9%
Adolph Coors Company Cl. B                                                                                 200           13,340
Altria Group, Inc.                                                                                      13,400          649,364
Archer-Daniels-Midland Company                                                                           2,400           46,488
Brown Forman Corporation Cl. B                                                                             100            4,490
Campbell Soup Company                                                                                      400           10,736
Coca-Cola Company (The)                                                                                    300           12,198
Coca-Cola Enterprises, Inc.                                                                                900           18,819
ConAgra Foods, Inc.                                                                                      3,500           92,400
Constellation Brands, Inc. Cl. A (*)                                                                       500           19,615
Dean Foods Company (*)                                                                                     200            5,970
Del Monte Foods Company (*)                                                                              1,200           12,816
General Mills, Inc.                                                                                        400           17,700
H.J. Heinz Company                                                                                       1,100           39,985
Hershey Foods Corporation                                                                                  200           10,138
Hormel Foods Corporation                                                                                   400           11,244
J.M. Smucker Company (The)                                                                                 100            4,450
Kellogg Company                                                                                            600           25,800
Kraft Foods, Inc. Cl. A (+)                                                                              1,800           59,958
Loews Corporation - Carolina Group                                                                         300            8,118
Pepsi Bottling Group, Inc. (The)                                                                         1,800           50,472
PepsiAmericas, Inc.                                                                                        500           10,125
PepsiCo, Inc.                                                                                              400           19,832
Pilgrim's Pride Corporation (+)                                                                          1,700           45,968
Reynolds American, Inc. (+)                                                                                900           61,974
Safeway, Inc. (*)                                                                                        2,900           52,896
Sara Lee Corporation                                                                                     2,600           60,528
Smithfield Foods, Inc. (*)                                                                                 700           16,961
SuperValu, Inc. (+)                                                                                      1,600           47,184
Tyson Foods, Inc. Cl. A (+)                                                                              2,500           36,250
UST, Inc.                                                                                                1,000           41,160
                                                                                                                   ------------
                                                                                                                      1,506,979
                                                                                                                   ------------
BUILDING MATERIALS - 0.7%
Florida Rock Industries, Inc.                                                                              150            7,747
Hughes Supply, Inc.                                                                                      1,200           34,092
Lafarge North America, Inc.                                                                                400           19,600
Louisiana-Pacific Corporation                                                                              900           22,059
Masco Corporation                                                                                        4,500          154,170
Vulcan Materials Company                                                                                   600           29,868
                                                                                                                   ------------
                                                                                                                        267,536
                                                                                                                   ------------
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.                                                                           1,600           85,088
Cabot Corporation                                                                                          500           17,040
Dow Chemical Company (The)                                                                               5,900          265,146
E.I. du Pont de Nemours and Company                                                                      3,900          167,193
Eastman Chemical Company (+)                                                                               500           23,735
Engelhard Corporation                                                                                      500           14,150
International Flavors & Fragrances, Inc.                                                                   100            3,905

52

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
CHEMICALS & PLASTICS - CONTINUED
Lubrizol Corporation                                                                                       300     $     10,419
Lyondell Chemical Company (+)                                                                              500           11,490
Monsanto Company                                                                                         1,800           76,950
PPG Industries, Inc.                                                                                     1,900          121,125
Praxair, Inc.                                                                                            1,000           42,200
Rohm & Haas Company                                                                                      1,700           72,063
RPM, Inc.                                                                                                  800           14,104
Scotts Company (The) Cl. A (*)                                                                             200           12,844
                                                                                                                   ------------
                                                                                                                        937,452
                                                                                                                   ------------
COAL - 0.1%
Peabody Energy Corporation                                                                                 400           25,512
                                                                                                                   ------------

COMMERCIAL SERVICES - 0.8%
Brink's Company (The)                                                                                      100            3,210
Cendant Corporation                                                                                      5,800          119,422
Convergys Corporation (*)                                                                                  900           11,709
Equifax, Inc.                                                                                              600           15,690
Manpower, Inc.                                                                                             300           13,575
PerkinElmer, Inc.                                                                                          500           10,270
R.R. Donnelley & Sons Company                                                                            1,000           31,450
Regis Corporation                                                                                          100            4,280
Rent-A-Center, Inc. (*)                                                                                    100            2,399
Republic Services, Inc.                                                                                  1,400           43,120
Ryder System, Inc. (+)                                                                                     400           20,040
Service Corporation International (*)                                                                    2,300           15,203
Servicemaster Company                                                                                      900           11,556
UnitedGlobalCom, Inc. Cl. A (*)(+)                                                                         500            3,740
Viad Corporation                                                                                           200            4,306
Waste Management, Inc.                                                                                     100            2,848
                                                                                                                   ------------
                                                                                                                        312,818
                                                                                                                   ------------
COMMUNICATIONS - 0.7%
American Tower Corporation Cl. A (*)(+)                                                                  1,400           24,066
Citizens Communications Company                                                                          2,900           38,860
Comverse Technology, Inc. (*)                                                                              500           10,320
Corning, Inc. (*)                                                                                        1,300           14,885
Crown Castle International Corporation (*)                                                                 600            9,186
Harris Corporation                                                                                         200           12,306
L-3 Communications Holdings, Inc.                                                                          300           19,779
Lucent Technologies, Inc. (*)(+)                                                                        29,300          104,015
Polycom, Inc. (*)(+)                                                                                       200            4,130
Scientific-Atlanta, Inc.                                                                                 1,000           27,390
Tellabs, Inc. (*)(+)                                                                                     1,700           13,600
                                                                                                                   ------------
                                                                                                                        278,537
                                                                                                                   ------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.7%
Cadence Design Systems, Inc. (*)(+)                                                                        400            4,976
Computer Sciences Corporation (*)                                                                        1,700           84,439
Sun Microsystems, Inc. (*)                                                                              32,600          147,678
Unisys Corporation (*)                                                                                   2,100           22,302
                                                                                                                   ------------
                                                                                                                        259,395
                                                                                                                   ------------
COMPUTER PROGRAMMING SERVICES - 0.0%
VeriSign, Inc. (*)                                                                                         400           10,732
                                                                                                                   ------------

                                                                                                                                 53

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
COMPUTER RELATED SERVICES - 0.3%
Checkfree Corporation (*)(+)                                                                               200     $      6,200
Electronic Data Systems Corporation                                                                      3,700           78,699
Ingram Micro, Inc. Cl. A (*)                                                                             2,400           41,400
                                                                                                                   ------------
                                                                                                                        126,299
                                                                                                                   ------------
COMPUTERS & INFORMATION - 2.2%
Apple Computer, Inc. (*)                                                                                 1,200           63,036
EMC Corporation (*)                                                                                      3,200           41,184
Hewlett-Packard Company                                                                                 11,800          220,188
International Business Machines Corporation                                                              5,000          448,750
Pitney Bowes, Inc.                                                                                         600           26,250
Storage Technology Corporation (*)                                                                       1,600           43,232
                                                                                                                   ------------
                                                                                                                        842,640
                                                                                                                   ------------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                                                                                           600           23,910
Bemis Company, Inc.                                                                                        700           18,529
Owens-Illinois, Inc. (*)                                                                                   700           12,971
Packaging Corporation of America                                                                           400            8,772
Pactiv Corporation (*)                                                                                     400            9,476
Temple-Inland, Inc.                                                                                        600           35,472
                                                                                                                   ------------
                                                                                                                        109,130
                                                                                                                   ------------
COSMETICS & PERSONAL CARE - 0.6%
Colgate-Palmolive Company                                                                                  100            4,462
Gillette Company (The)                                                                                     600           24,888
Kimberly-Clark Corporation                                                                               1,900          113,373
Procter & Gamble Company                                                                                 1,500           76,770
                                                                                                                   ------------
                                                                                                                        219,493
                                                                                                                   ------------
DATA PROCESSING & PREPARATION - 0.3%
Affiliated Computer Services, Inc. Cl. A (*)                                                               200           10,910
Automatic Data Processing, Inc.                                                                            500           21,695
Ceridian Corporation (*)(+)                                                                                300            5,175
Deluxe Corporation (+)                                                                                     800           30,472
NCR Corporation (*)                                                                                        800           45,080
                                                                                                                   ------------
                                                                                                                        113,332
                                                                                                                   ------------
ELECTRIC UTILITIES - 6.2%
Allegheny Energy, Inc. (*)(+)                                                                            1,400           25,634
Allete, Inc.                                                                                               466           15,835
Alliant Energy Corporation                                                                               1,900           50,122
Ameren Corporation (+)                                                                                   1,200           57,600
American Electric Power Company, Inc.                                                                    2,400           79,032
CenterPoint Energy, Inc. (+)                                                                             2,400           25,224
Cinergy Corporation                                                                                      1,100           43,472
Consolidated Edison, Inc.                                                                                1,500           65,175
Constellation Energy Group, Inc.                                                                         1,000           40,620
Dominion Resources, Inc.                                                                                 2,000          128,640
DPL, Inc.                                                                                                1,100           23,760
DTE Energy Company                                                                                       1,100           46,981
Duke Energy Corporation                                                                                 10,300          252,659
Edison International                                                                                     2,100           64,050
Energy East Corporation                                                                                    900           22,680
Entergy Corporation                                                                                      1,400           91,504
Exelon Corporation (+)                                                                                   4,200          166,404
FirstEnergy Corporation                                                                                  2,200           90,926

54

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ELECTRIC UTILITIES - CONTINUED
FPL Group, Inc. (+)                                                                                      1,200     $     82,680
Great Plains Energy, Inc.                                                                                  417           11,880
Hawaiian Electric Industries, Inc.                                                                         700           19,628
NiSource, Inc.                                                                                           1,700           36,465
Northeast Utilities                                                                                        800           15,464
NRG Energy, Inc. (*)                                                                                       500           13,870
NSTAR                                                                                                      300           14,841
OGE Energy Corporation                                                                                     600           15,222
Pepco Holdings, Inc.                                                                                     2,000           41,220
PG&E Corporation (*)                                                                                     2,600           83,304
Pinnacle West Capital Corporation                                                                          600           25,572
PPL Corporation                                                                                          1,400           72,800
Progress Energy, Inc.                                                                                    1,600           66,080
Public Service Enterprise Group, Inc. (+)                                                                1,500           63,885
Puget Energy, Inc.                                                                                         600           13,956
Reliant Energy, Inc. (*)                                                                                 1,900           19,532
Scana Corporation                                                                                          700           25,970
Sempra Energy                                                                                            1,800           60,372
Southern Company (The)                                                                                   4,800          151,632
TECO Energy, Inc.                                                                                        1,600           22,400
Texas Genco Holdings, Inc.                                                                                 100            4,670
TXU Corporation                                                                                          2,600          159,172
Westar Energy, Inc.                                                                                        500           10,475
Wisconsin Energy Corporation                                                                               400           13,056
WPS Resources Corporation (+)                                                                              200            9,500
Xcel Energy, Inc.                                                                                        2,600           44,460
                                                                                                                   ------------
                                                                                                                      2,388,424
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 5.4%
Ametek, Inc.                                                                                             1,300           42,796
Energizer Holdings, Inc. (*)(+)                                                                            300           13,929
General Electric Company                                                                                57,500        1,961,900
Hubbell, Inc. Cl. B                                                                                        400           18,288
Rockwell Automation, Inc.                                                                                1,200           50,028
Teleflex, Inc.                                                                                             200            8,758
                                                                                                                   ------------
                                                                                                                      2,095,699
                                                                                                                   ------------
ELECTRONICS - 0.7%
AVX Corporation                                                                                            300            3,600
Carlisle Companies, Inc.                                                                                   200           11,626
Emerson Electric Company                                                                                 3,500          224,175
Sanmina-SCI Corporation (*)                                                                              1,000            8,000
Vishay Intertechnology, Inc. (*)                                                                           800           10,344
                                                                                                                   ------------
                                                                                                                        257,745
                                                                                                                   ------------
ELECTRONICS/SEMICONDUCTORS - 0.0%
Novellus Systems, Inc. (*)                                                                                 200            5,182
                                                                                                                   ------------

ENTERTAINMENT & LEISURE - 1.2%
Blockbuster, Inc. Cl. A                                                                                    100              680
Brunswick Corporation                                                                                      300           14,076
Caesars Entertainment, Inc. (*)                                                                          2,400           42,960
Eastman Kodak Company                                                                                    2,100           63,588
Harrah's Entertainment, Inc.                                                                               300           17,556
Hasbro, Inc.                                                                                             1,000           17,690

                                                                                                                                 55

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ENTERTAINMENT & LEISURE - CONTINUED
Mattel, Inc.                                                                                             1,600     $     28,016
Metro-Goldwyn-Mayer, Inc. (+)                                                                              300            3,546
Regal Entertainment Group Cl. A (+)                                                                        200            3,982
Walt Disney Company (The) (+)                                                                           10,800          272,376
                                                                                                                   ------------
                                                                                                                        464,470
                                                                                                                   ------------
FINANCIAL SERVICES - 5.9%
A.G. Edwards, Inc.                                                                                         700           25,382
Allied Capital Corporation (+)                                                                             800           21,272
AMB Property Corporation REIT                                                                              600           22,500
Annaly Mortgage Management, Inc. REIT (+)                                                                  900           16,182
Apartment Investment & Management Company Cl. A REIT (+)                                                   100            3,669
AvalonBay Communities, Inc. REIT (+)                                                                       500           32,735
Bear Stearns Companies, Inc. (The)                                                                         900           85,275
Boston Properties, Inc. REIT                                                                               600           35,832
CIT Group, Inc.                                                                                          1,300           52,520
Countrywide Financial Corporation                                                                        3,800          121,334
Developers Diversified Realty Corporation REIT                                                             100            4,180
Duke Realty Corporation REIT                                                                             1,000           34,100
E*Trade Financial Corporation (*)                                                                          600            7,740
Equity Office Properties Trust REIT                                                                      2,900           81,548
Equity Residential REIT                                                                                  2,200           73,370
Franklin Resources, Inc.                                                                                   900           54,558
Freddie Mac                                                                                              4,200          279,720
Friedman Billings Ramsey Group, Inc. Cl. A                                                               1,400           23,996
General Growth Properties, Inc. REIT                                                                       900           29,691
Goldman Sachs Group, Inc. (The)                                                                          2,000          196,760
Host Marriott Corporation REIT (*)(+)                                                                      100            1,455
IndyMac Bancorp, Inc.                                                                                      700           22,582
iStar Financial, Inc.                                                                                      900           37,278
Janus Capital Group, Inc.                                                                                  900           13,725
Jefferies Group, Inc.                                                                                      300           12,039
Kimco Realty Corporation REIT                                                                              800           43,640
Lehman Brothers Holdings, Inc.                                                                           2,200          180,730
Liberty Property Trust REIT                                                                                600           24,330
Mack-Cali Realty Corporation REIT                                                                          500           22,085
Merrill Lynch & Company, Inc.                                                                            6,300          339,822
Morgan Stanley                                                                                           3,400          173,706
ProLogis Trust REIT                                                                                        900           35,082
Public Storage, Inc.                                                                                       500           26,125
Raymond James Financial, Inc.                                                                              400           10,440
Regency Centers Corporation REIT                                                                           100            4,886
Rouse Company REIT (+)                                                                                     100            6,670
Simon Property Group, Inc. REIT                                                                            800           46,656
SL Green Realty Corporation                                                                                300           16,446
Trizec Properties, Inc. REIT                                                                               800           12,760
United Dominion Realty Trust, Inc. REIT (+)                                                                200            4,216
Vornado Realty Trust REIT                                                                                  600           40,320
WFS Financial, Inc.                                                                                        100            4,406
                                                                                                                   ------------
                                                                                                                      2,281,763
                                                                                                                   ------------
FOOD RETAILERS - 0.3%
Albertson's, Inc. (+)                                                                                    2,400           54,744
Kroger Company (The) (*)                                                                                 2,900           43,819
                                                                                                                   ------------
                                                                                                                         98,563
                                                                                                                   ------------

56

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
FOREST PRODUCTS & PAPER - 1.0%
Georgia-Pacific Corporation                                                                              2,600     $     89,934
MeadWestvaco Corporation                                                                                 1,400           44,142
Plum Creek Timber Company, Inc.                                                                          2,300           83,467
Rayonier, Inc. REIT                                                                                        400           18,960
Smurfit-Stone Container Corporation (+)                                                                  1,100           19,096
Sonoco Products Company                                                                                    900           23,985
Weyerhaeuser Company                                                                                     1,500           93,960
                                                                                                                   ------------
                                                                                                                        373,544
                                                                                                                   ------------
HEALTH CARE PROVIDERS - 0.4%
Caremark Rx, Inc. (*)                                                                                    1,300           38,961
Community Health Systems, Inc. (*)                                                                         100            2,682
HCA, Inc.                                                                                                  500           18,365
Humana, Inc. (*)                                                                                         1,000           19,150
Laboratory Corporation of America Holdings (*)                                                           1,200           54,960
Wellpoint Health Networks, Inc. (*)                                                                        100            9,766
                                                                                                                   ------------
                                                                                                                        143,884
                                                                                                                   ------------
HEAVY CONSTRUCTION - 0.1%
Centex Corporation                                                                                         500           25,970
Lennar Corporation Cl. A                                                                                   600           26,988
                                                                                                                   ------------
                                                                                                                         52,958
                                                                                                                   ------------
HEAVY MACHINERY - 1.4%
AGCO Corporation (*)                                                                                       500            9,710
Black & Decker Corporation (+)                                                                             400           32,112
Cooper Cameron Corporation (*)                                                                             300           14,505
Cummins, Inc.                                                                                              600           42,048
Deere & Company                                                                                            100            5,978
Dover Corporation                                                                                          500           19,635
National-Oilwell, Inc. (*)(+)                                                                              100            3,371
Pall Corporation                                                                                           400           10,344
Parker-Hannifin Corporation (+)                                                                          1,300           91,819
Stanley Works (The) (+)                                                                                    800           35,616
Timken Company                                                                                             300            7,200
United Technologies Corporation                                                                          2,500          232,050
W.W. Grainger, Inc.                                                                                        600           35,154
                                                                                                                   ------------
                                                                                                                        539,542
                                                                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
D.R. Horton, Inc.                                                                                          600           18,000
Hillenbrand Industries, Inc.                                                                               200            9,956
KB Home                                                                                                    200           16,450
Leggett & Platt, Inc.                                                                                      700           19,691
MDC Holdings, Inc.                                                                                         600           46,050
Newell Rubbermaid, Inc.                                                                                  1,500           32,340
Pulte Homes, Inc.                                                                                          400           21,952
Ryland Group, Inc. (The)                                                                                   200           19,078
Standard-Pacific Corporation                                                                               200           11,230
Steelcase, Inc. Cl. A                                                                                    3,500           45,850
Toll Brothers, Inc. (*)                                                                                    200            9,270
Whirlpool Corporation                                                                                      400           23,500
                                                                                                                   ------------
                                                                                                                        273,367
                                                                                                                   ------------
HOUSEHOLD PRODUCTS - 0.1%
Clorox Company (The)                                                                                       300           16,380
Fortune Brands, Inc.                                                                                       100            7,282

                                                                                                                                 57

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
HOUSEHOLD PRODUCTS - CONTINUED
Snap-On, Inc.                                                                                              300     $      8,814
Valspar Corporation (The)                                                                                  300           13,998
                                                                                                                   ------------
                                                                                                                         46,474
                                                                                                                   ------------
INDUSTRIAL - 0.1%
SPX Corporation                                                                                            600           23,010
                                                                                                                   ------------

INSURANCE - 5.7%
Aetna, Inc.                                                                                                800           76,000
AFLAC, Inc.                                                                                                300           10,764
Alleghany Corporation (*)                                                                                  100           28,890
Allmerica Financial Corporation (*)                                                                        300            9,030
Allstate Corporation (The) (+)                                                                           4,700          226,023
AMBAC Financial Group, Inc.                                                                                500           39,030
American Financial Group, Inc.                                                                             100            2,960
American International Group, Inc.                                                                       2,800          169,988
Anthem, Inc. (*)(+)                                                                                        512           41,165
Aon Corporation                                                                                          2,700           55,107
Assurant, Inc.                                                                                             400           10,792
Berkley W.R. Corporation                                                                                   100            4,274
Chubb Corporation                                                                                        1,600          115,408
Cigna Corporation                                                                                        1,500           95,190
Cincinnati Financial Corporation                                                                           840           35,070
Fidelity National Financial, Inc.                                                                        1,000           37,740
First American Corporation                                                                                 600           18,714
Genworth Financial, Inc. Cl. A                                                                           1,700           40,562
Hartford Financial Services Group, Inc. (The)                                                            1,900          111,112
Health Net, Inc. (*)(+)                                                                                    700           16,982
Jefferson-Pilot Corporation                                                                              1,100           53,119
Lincoln National Corporation                                                                             1,500           65,700
Loews Corporation                                                                                        1,000           59,900
MBIA, Inc. (+)                                                                                             850           49,181
Mercury General Corporation                                                                                400           20,572
Metlife, Inc.                                                                                            2,700          103,545
MGIC Investment Corporation (+)                                                                            800           51,448
Nationwide Financial Services, Inc. Cl. A                                                                1,300           44,980
Odyssey Re Holdings Corporation (+)                                                                        100            2,186
Old Republic International Corporation                                                                   1,100           25,685
Pacificare Health Systems Cl. A (*)                                                                        600           21,372
PMI Group, Inc.                                                                                            500           19,410
Progressive Corporation                                                                                    800           74,840
Protective Life Corporation                                                                              1,100           43,230
Prudential Financial, Inc.                                                                               2,800          130,116
Radian Group, Inc.                                                                                         400           19,172
Safeco Corporation                                                                                         800           36,992
St. Paul Travelers Companies                                                                             4,327          146,945
Stancorp Financial Group, Inc.                                                                             200           15,076
Torchmark Corporation                                                                                      600           32,412
Unitrin, Inc.                                                                                              200            8,636
UnumProvident Corporation                                                                                1,900           25,954
WellChoice, Inc. (*)                                                                                       100            4,176
                                                                                                                   ------------
                                                                                                                      2,199,448
                                                                                                                   ------------
LODGING - 0.3%
Hilton Hotels Corporation                                                                                  500            9,950
Marriott International, Inc. Cl. A                                                                         200           10,898

58

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
LODGING - CONTINUED
MGM Mirage, Inc. (*)(+)                                                                                    500     $     26,900
Starwood Hotels & Resorts Worldwide, Inc.                                                                1,300           62,049
                                                                                                                   ------------
                                                                                                                        109,797
                                                                                                                   ------------
MANUFACTURING - 0.4%
Eaton Corporation                                                                                        1,300           83,135
Illinois Tool Works, Inc.                                                                                  100            9,228
ITT Industries, Inc.                                                                                       300           24,342
Pentair, Inc.                                                                                              700           26,166
                                                                                                                   ------------
                                                                                                                        142,871
                                                                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING - 3.1%
Belo Corporation Cl. A                                                                                     200            4,650
Comcast Corporation Cl. A (*)                                                                            9,900          292,050
Fox Entertainment Group, Inc. Cl. A (*)                                                                    900           26,694
Gannett Company, Inc.                                                                                    2,000          165,900
Gemstar-TV Guide International, Inc. (*)                                                                 2,800           16,100
Harte-Hanks, Inc.                                                                                          100            2,574
Hearst-Argyle Television, Inc.                                                                             300            7,818
Knight-Ridder, Inc.                                                                                        600           41,118
Lee Enterprises, Inc.                                                                                      300           13,896
Liberty Media International, Inc. Cl. A (*)(+)                                                             300           10,815
McClatchy Company (The) Cl. A                                                                              100            6,950
New York Times Company Cl. A                                                                               100            4,005
Radio One, Inc. Cl. D (*)                                                                                  300            4,407
Time Warner, Inc. (*)                                                                                   26,800          445,952
Tribune Company (+)                                                                                        300           12,960
Univision Communications, Inc. Cl. A (*)                                                                   600           18,576
Viacom, Inc. Cl. B (+)                                                                                   3,700          135,013
                                                                                                                   ------------
                                                                                                                      1,209,478
                                                                                                                   ------------
MEDICAL SUPPLIES - 0.3%
Agilent Technologies, Inc. (*)                                                                             300            7,518
Applera Corporation - Applied Biosystems Group                                                           1,400           26,712
Bausch & Lomb, Inc.                                                                                        800           48,768
Mettler-Toledo International, Inc. (Switzerland) (*)                                                       100            4,790
Tektronix, Inc.                                                                                            700           21,231
Thermo Electron Corporation (*)                                                                            500           14,500
                                                                                                                   ------------
                                                                                                                        123,519
                                                                                                                   ------------
METALS - 0.6%
Crane Company                                                                                              700           19,509
Newmont Mining Corporation (+)                                                                             100            4,752
Nucor Corporation                                                                                          800           33,784
Phelps Dodge Corporation                                                                                   900           78,786
Precision Castparts Corporation                                                                            100            6,000
Southern Peru Copper Corporation (+)                                                                     1,000           43,180
United States Steel Corporation (+)                                                                        700           25,704
Worthington Industries, Inc. (+)                                                                           100            1,985
                                                                                                                   ------------
                                                                                                                        213,700
                                                                                                                   ------------
NATIONAL COMMERCIAL BANKS - 13.2%
AmSouth Bancorporation                                                                                   2,800           73,892
Bank of America Corporation                                                                             29,400        1,316,826
Bank of Hawaii Corporation                                                                                 900           42,975
Bank of New York Company, Inc. (The) (+)                                                                 4,100          133,086
BB&T Corporation (+)                                                                                     4,467          183,638

                                                                                                                                 59

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
NATIONAL COMMERCIAL BANKS - CONTINUED
BOK Financial Corporation (*)                                                                              100     $      4,551
City National Corporation                                                                                  200           13,780
Comerica, Inc.                                                                                           1,900          116,869
Commerce Bancshares, Inc.                                                                                  900           44,190
Compass Bancshares, Inc.                                                                                   800           38,216
Cullen/Frost Bankers, Inc.                                                                                 200            9,800
First Horizon National Corporation                                                                         700           30,296
FirstMerit Corporation                                                                                     300            7,839
Fulton Financial Corporation                                                                               705           15,129
Hibernia Corporation Cl. A                                                                               1,700           49,300
Huntington Bancshares, Inc. (+)                                                                          1,500           35,925
J.P. Morgan Chase & Company                                                                             23,600          910,960
KeyCorp (+)                                                                                              4,100          137,719
Marshall & Ilsley Corporation (+)                                                                        1,700           71,349
Mellon Financial Corporation                                                                             1,900           54,910
National City Corporation                                                                                5,827          227,078
Northern Trust Corporation                                                                                 800           34,032
PNC Financial Services Group, Inc.                                                                       1,800           94,140
Popular, Inc. (Puerto Rico)                                                                              1,600           41,152
SouthTrust Corporation                                                                                   2,000           87,140
SunTrust Banks, Inc.                                                                                     2,100          147,798
Synovus Financial Corporation                                                                              300            8,157
TCF Financial Corporation                                                                                  100            3,152
Valley National Bancorp                                                                                    530           15,031
Wachovia Corporation                                                                                     8,600          423,206
Wells Fargo & Company                                                                                   11,000          656,920
Zions Bancorporation                                                                                       500           33,085
                                                                                                                   ------------
                                                                                                                      5,062,141
                                                                                                                   ------------
OFFICE EQUIPMENT/SUPPLIES - 0.0%
IKON Office Solutions, Inc.                                                                              1,800           18,900
                                                                                                                   ------------

OIL & GAS - 13.8%
AGL Resources, Inc.                                                                                        400           12,480
Amerada Hess Corporation                                                                                   500           40,355
Anadarko Petroleum Corporation                                                                           2,200          148,390
Apache Corporation                                                                                       2,100          106,470
Ashland, Inc.                                                                                              800           46,096
Burlington Resources, Inc.                                                                               3,000          124,500
ChevronTexaco Corporation                                                                               17,000          902,020
ConocoPhillips                                                                                           4,500          379,395
Devon Energy Corporation                                                                                 2,100          155,337
Dynegy, Inc. Cl. A (*)(+)                                                                                8,900           43,877
El Paso Corporation                                                                                      6,000           53,640
EOG Resources, Inc.                                                                                        700           46,592
Equitable Resources, Inc.                                                                                  400           22,120
Exxon Mobil Corporation                                                                                 43,300        2,131,226
Kerr-McGee Corporation                                                                                   1,400           82,908
KeySpan Corporation                                                                                      1,000           39,950
Kinder Morgan, Inc.                                                                                        700           45,059
Marathon Oil Corporation                                                                                 2,200           83,842
MDU Resources Group, Inc.                                                                                  950           24,368
Murphy Oil Corporation                                                                                     100            8,002
National Fuel Gas Company                                                                                1,600           44,832

60

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
OIL & GAS - CONTINUED
Newfield Exploration Company (*)                                                                           700     $     40,740
Noble Energy, Inc.                                                                                         300           17,400
Occidental Petroleum Corporation                                                                         4,500          251,235
ONEOK, Inc.                                                                                              1,600           42,912
Pioneer Natural Resources Company (+)                                                                    1,300           42,120
Premcor, Inc. (*)                                                                                          100            3,904
Pride International, Inc. (*)                                                                              500            9,240
Questar Corporation                                                                                        500           24,000
Sunoco, Inc.                                                                                               800           59,488
UGI Corporation                                                                                            300           11,589
Unocal Corporation                                                                                       1,700           70,975
Valero Energy Corporation                                                                                2,200           94,534
Varco International, Inc. (*)                                                                              700           19,376
Vectren Corporation                                                                                        500           12,935
Western Gas Resources, Inc.                                                                                200            5,858
Williams Companies, Inc. (The)                                                                           4,700           58,797
                                                                                                                   ------------
                                                                                                                      5,306,562
                                                                                                                   ------------
PHARMACEUTICALS - 2.3%
AmerisourceBergen Corporation (+)                                                                          400           22,016
Bristol-Myers Squibb Company                                                                             9,100          213,213
Hospira, Inc. (*)                                                                                        1,000           31,910
Invitrogen Corporation (*)(+)                                                                              300           17,370
King Pharmaceuticals, Inc. (*)                                                                           1,600           17,456
McKesson Corporation                                                                                       800           21,328
Medco Health Solutions, Inc. (*)                                                                         1,300           44,083
Merck & Company, Inc.                                                                                   10,800          338,148
Millennium Pharmaceuticals, Inc. (*)                                                                       500            6,490
Sigma Aldrich Corporation                                                                                  300           16,692
Wyeth                                                                                                    4,100          162,565
                                                                                                                   ------------
                                                                                                                        891,271
                                                                                                                   ------------
PREPACKAGED SOFTWARE - 1.2%
Activision, Inc. (*)                                                                                       100            1,448
BMC Software, Inc. (*)                                                                                   1,400           26,488
Compuware Corporation (*)                                                                                2,400           13,896
McAfee, Inc. (*)                                                                                           200            4,840
Microsoft Corporation                                                                                   11,600          324,684
Oracle Corporation (*)                                                                                   2,600           32,916
PeopleSoft, Inc. (*)                                                                                     1,800           37,386
Siebel Systems, Inc. (*)                                                                                   600            5,700
Sungard Data Systems, Inc. (*)                                                                             200            5,298
Sybase, Inc. (*)                                                                                         1,300           20,579
                                                                                                                   ------------
                                                                                                                        473,235
                                                                                                                   ------------
REAL ESTATE - 0.7%
Archstone-Smith Trust REIT (+)                                                                           2,300           77,165
Arden Realty, Inc.                                                                                         500           17,040
BRE Properties, Inc. REIT                                                                                  200            7,980
Camden Property Trust                                                                                      300           13,620
CBL & Associates Properties, Inc. REIT                                                                     100            6,555
Federal Realty Investment Trust REIT                                                                       400           18,980
Health Care Property Investors, Inc. REIT                                                                  600           16,698
Hospitality Properties Trust REIT                                                                          500           21,425
HRPT Properties Trust REIT                                                                               1,400           15,666
Macerich Company (The) REIT                                                                                100            5,975

                                                                                                                                 61

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
REAL ESTATE - CONTINUED
New Plan Excel Realty Trust REIT                                                                           800     $     20,928
Pan Pacific Retail Properties, Inc. REIT                                                                   200           11,330
Reckson Associates Realty Corporation                                                                      500           15,175
Shurgard Storage Centers, Inc. Cl. A REIT                                                                  100            3,970
Thornburg Mortgage, Inc. REIT (+)                                                                          600           17,142
Ventas, Inc. REIT                                                                                          300            8,070
                                                                                                                   ------------
                                                                                                                        277,719
                                                                                                                   ------------
RESTAURANTS - 1.0%
Darden Restaurants, Inc.                                                                                   700           17,150
McDonald's Corporation                                                                                  12,500          364,375
Wendy's International, Inc.                                                                                100            3,337
                                                                                                                   ------------
                                                                                                                        384,862
                                                                                                                   ------------
RETAILERS - 2.2%
Barnes & Noble, Inc. (*)                                                                                   300            9,981
BJ's Wholesale Club, Inc. (*)(+)                                                                           400           11,612
Borders Group, Inc.                                                                                        500           11,395
Circuit City Stores, Inc.                                                                                2,700           43,875
Costco Wholesale Corporation                                                                             3,700          177,378
CVS Corporation                                                                                          1,400           60,844
Dillards, Inc. Cl. A                                                                                       500           10,245
Federated Department Stores, Inc.                                                                        1,300           65,585
Foot Locker, Inc.                                                                                          300            7,320
Home Depot, Inc. (The)                                                                                   1,200           49,296
J.C. Penney Company, Inc.                                                                                1,700           58,803
Kmart Holding Corporation (*)(+)                                                                           500           46,020
May Department Stores Company (The) (+)                                                                  1,200           31,272
Neiman Marcus Group, Inc. (The) Cl. A                                                                      100            6,083
Office Depot, Inc. (*)                                                                                   2,000           32,380
Rite Aid Corporation (*)                                                                                   200              744
Sears Roebuck and Company (+)                                                                            1,400           49,000
Sherwin-Williams Company                                                                                   700           29,904
Tech Data Corporation (*)(+)                                                                               400           16,156
Toys 'R' Us, Inc. (*)                                                                                    1,400           25,214
Xerox Corporation (*)(+)                                                                                 7,200          106,344
                                                                                                                   ------------
                                                                                                                        849,451
                                                                                                                   ------------
STATE COMMERCIAL BANKS - 1.2%
Associated Banc-Corp                                                                                     1,200           41,628
Banknorth Group, Inc.                                                                                    1,000           35,270
Colonial BancGroup, Inc.                                                                                   900           19,485
Fifth Third Bancorp                                                                                        500           24,595
Fremont General Corporation                                                                              2,000           43,000
Hudson United Bancorp                                                                                      300           11,940
M&T Bank Corporation                                                                                       400           41,200
Mercantile Bankshares Corporation                                                                          400           19,496
North Fork Bancorporation                                                                                  699           30,826
Regions Financial Corporation                                                                            2,771           97,207
Sky Financial Group, Inc.                                                                                  500           13,440
UnionBanCal Corporation                                                                                    600           36,450
W Holding Company, Inc. (Puerto Rico)                                                                      200            3,998
Whitney Holding Corporation                                                                                400           17,444
Wilmington Trust Corporation                                                                               400           13,824
                                                                                                                   ------------
                                                                                                                        449,803
                                                                                                                   ------------

62

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
STEEL - 0.0%
Harsco Corporation                                                                                         200     $      9,690
                                                                                                                   ------------

TELEPHONE SYSTEMS - 5.8%
Alltel Corporation                                                                                       2,700          148,311
AT&T Corporation (+)                                                                                     8,100          138,591
BellSouth Corporation                                                                                   12,100          322,707
CenturyTel, Inc. (+)                                                                                     1,400           44,926
SBC Communications, Inc.                                                                                21,900          553,194
Sprint Corporation (FON Group)                                                                          11,500          240,925
Telephone & Data Systems, Inc.                                                                             100            7,490
Verizon Communications, Inc.                                                                            18,300          715,530
West Corporation (*)                                                                                     1,600           44,992
                                                                                                                   ------------
                                                                                                                      2,216,666
                                                                                                                   ------------
TELEPHONE UTILITIES - 0.1%
Qwest Communications International, Inc. (*)                                                             9,200           31,464
                                                                                                                   ------------

TEXTILES, CLOTHING & FABRICS - 0.4%
Jones Apparel Group, Inc.                                                                                  900           31,770
Liz Claiborne, Inc.                                                                                        700           28,616
Mohawk Industries, Inc. (*)                                                                                200           17,016
Polo Ralph Lauren Corporation                                                                              200            7,386
Reebok International Ltd. (+)                                                                              200            7,400
VF Corporation                                                                                           1,000           53,830
                                                                                                                   ------------
                                                                                                                        146,018
                                                                                                                   ------------
TRANSPORTATION - 1.0%
Burlington Northern Santa Fe Corporation                                                                 3,000          125,430
CSX Corporation                                                                                          1,100           40,150
FedEx Corporation (+)                                                                                      800           72,896
Norfolk Southern Corporation                                                                             3,200          108,640
Union Pacific Corporation                                                                                  500           31,485
Yellow Roadway Corporation (*)                                                                             500           23,995
                                                                                                                   ------------
                                                                                                                        402,596
                                                                                                                   ------------
TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation                                                                               1,200           25,812
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $35,370,866)                                                                   38,709,879

PREFERRED STOCKS - 0.0%

FINANCIAL SERVICES - 0.0%
Simon Property Group LP, Convertible (*)                                                                    30            1,631
                                                                                                                   ------------

TOTAL PREFERRED STOCKS (identified cost, $1,612)                                                                          1,631

WARRANTS - 0.0%
General Growth Properties, Inc. Warrants, Expires 11/09/2004 (identified cost, $0) (*)(++)                  30               29
                                                                                                                   ------------

                                                                                                                                 63

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
             ISSUER                                                                                     AMOUNT            VALUE
SECURITY LENDING COLLATERAL - 10.6%
Bank of Montreal, 1.88%, due 11/24/04                                                             $    740,726     $    740,726
Bank of Nova Scotia, 1.76%, due 11/12/04                                                               964,601          964,601
Dexia Group, 2.04%, due 01/21/05                                                                       964,600          964,600
Merrill Lynch Premier Institutional Money Market Fund                                                  176,538          176,538
Merrimac Money Market Fund                                                                             289,380          289,380
Royal Bank of Scotland, 2.01%, due 01/20/05                                                            964,600          964,600
                                                                                                                   ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost, $4,100,445)                                                       4,100,445

REPURCHASE AGREEMENT - 0.4%
Investors Bank & Trust Repurchase Agreement, 1.27%, dated 10/29/04, $144,309 due on 11/01/04 (secured with Federal Government Agency, 3.504%, due on 01/01/34,
with value of $151,509), at cost                                                                       144,294          144,294
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $39,617,217)                                                                     42,956,278

Other assets, less liabilities - (11.6%)                                                                             (4,475,954)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $ 38,480,324
                                                                                                                   ============

REIT Real Estate Investment Trust
(*)   Non-income producing security
(+)   Denotes all or a portion of security on loan
(++)  Security is valued in good faith under procedures established by the Board of Trustees.

See notes to the financial statements.













64

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.7%

           ISSUER                                                                                       SHARES            VALUE
ADVERTISING - 1.1%
Catalina Marketing Corporation (+)                                                                      44,022     $  1,127,403
                                                                                                                   ------------

APPAREL RETAILERS - 2.0%
AnnTaylor Stores Corporation (*)                                                                        57,840        1,299,086
Casual Male Retail Group, Inc. (+)(*)                                                                  155,316          780,463
                                                                                                                   ------------
                                                                                                                      2,079,549
                                                                                                                   ------------
AUTOMOTIVE - 1.1%
Cooper Tire & Rubber Company (+)                                                                        59,164        1,152,515
                                                                                                                   ------------

BANKING - 9.8%
Bancorp Bank (*)                                                                                        78,279        1,380,059
Citizens South Banking Corporation                                                                      59,082          750,341
Commercial Capital Bancorp, Inc. (+)                                                                    68,022        1,525,733
EuroBancshares, Inc. (Puerto Rico) (*)                                                                  84,402        1,565,657
Harrington West Financial Group, Inc.                                                                   66,529        1,137,646
New York Community Bancorp, Inc.                                                                        54,127          993,772
Sterling Financial Corporation (*)                                                                      22,276          836,909
UCBH Holdings, Inc. (+)                                                                                 34,340        1,479,711
Valley Bancorp (*)                                                                                      13,405          375,340
                                                                                                                   ------------
                                                                                                                     10,045,168
                                                                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 1.4%
John B. Sanfilippo & Son, Inc. (*)                                                                      38,726          698,230
United Natural Foods, Inc. (*)                                                                          27,307          742,477
                                                                                                                   ------------
                                                                                                                      1,440,707
                                                                                                                   ------------
BUILDING MATERIALS - 1.9%
Hughes Supply, Inc.                                                                                     66,529        1,890,089
U.S. Concrete, Inc. (*)                                                                                  8,275           57,925
                                                                                                                   ------------
                                                                                                                      1,948,014
                                                                                                                   ------------
CHEMICALS & PLASTICS - 3.3%
Georgia Gulf Corporation                                                                                20,439          925,274
Spartech Corporation                                                                                    98,055        2,470,986
                                                                                                                   ------------
                                                                                                                      3,396,260
                                                                                                                   ------------
COAL - 0.7%
Massey Energy Company (+)                                                                               25,073          675,216
                                                                                                                   ------------

COMMERCIAL SERVICES - 1.1%
Asset Acceptance Capital Corporation (*)                                                                60,902        1,109,939
                                                                                                                   ------------

COMMUNICATIONS - 2.2%
Comtech Telecommunications (*)                                                                          49,649        1,360,879
Tollgrade Communications, Inc. (*)                                                                      89,863          854,597
                                                                                                                   ------------
                                                                                                                      2,215,476
                                                                                                                   ------------
COMPUTER & INFORMATION SERVICES - 1.1%
Covansys Corporation (*)                                                                                96,070        1,106,726
                                                                                                                   ------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.9%
Mentor Graphics Corporation (*)                                                                         81,175          944,877
                                                                                                                   ------------

CONSUMER PRODUCTS - 0.6%
Enesco Group, Inc. (*)                                                                                  95,159          617,582
                                                                                                                   ------------

                                                                                                                                 65

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
             ISSUER                                                                                     SHARES            VALUE
CONTAINERS & PACKAGING - 0.9%
Intertape Polymer Group, Inc. (Canada) (*)                                                             122,383     $    925,215
                                                                                                                   ------------

CONTROL DEVICES - 1.4%
Paxar Corporation (*)
                                                                                                        65,701        1,448,707
                                                                                                                   ------------

EDUCATIONAL SERVICES - 2.2%
ITT Educational Services, Inc. (+)(*)                                                                   27,969        1,063,102
Universal Technical Institute, Inc. (*)                                                                 36,161        1,186,442
                                                                                                                   ------------
                                                                                                                      2,249,544
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.6%
Applied Films Corporation (*)                                                                           26,562          615,973
C&D Technologies, Inc.                                                                                  59,413        1,063,493
                                                                                                                   ------------
                                                                                                                      1,679,466
                                                                                                                   ------------
ELECTRONIC MANUFACTURING SERVICES - 1.2%
Benchmark Electronics, Inc. (*)                                                                         37,195        1,263,514
                                                                                                                   ------------

ELECTRONICS - 1.7%
FEI Company (*)                                                                                         40,381          781,776
Technitrol, Inc. (*)                                                                                    56,930          929,098
                                                                                                                   ------------
                                                                                                                      1,710,874
                                                                                                                   ------------
ENTERTAINMENT & LEISURE - 0.6%
Steinway Musical Instruments, Inc. (*)                                                                  20,687          571,996
                                                                                                                   ------------

FILTRATION PRODUCTS - 2.3%
Cuno, Inc. (*)                                                                                          41,043        2,359,972
                                                                                                                   ------------

FINANCIAL SERVICES - 3.8%
Cash America International, Inc.                                                                        80,391        2,033,892
Greenhill & Company, Inc.                                                                               33,678          757,418
Sanders Morris Harris Group, Inc.                                                                       80,348        1,150,583
                                                                                                                   ------------
                                                                                                                      3,941,893
                                                                                                                   ------------
GAS UTILITIES - 2.1%
Energen Corporation                                                                                     39,636        2,131,624
                                                                                                                   ------------

HOUSEHOLD FURNISHINGS - 1.1%
Bassett Furniture Industries, Inc.                                                                      60,782        1,124,467
                                                                                                                   ------------

INSURANCE - 6.1%
Bristol West Holdings, Inc.                                                                             54,696          940,771
Delphi Financial Group, Inc. Cl. A                                                                      39,512        1,614,855
EMC Insurance Group, Inc.                                                                               59,909        1,182,604
ProAssurance Corporation (+)(*)                                                                         30,038        1,072,056
Scottish Re Group Ltd. (+)                                                                              23,749          534,352
United Fire & Casualty Company                                                                          11,502          691,385
USI Holdings Corporation (+)(*)                                                                         26,397          256,447
                                                                                                                   ------------
                                                                                                                      6,292,470
                                                                                                                   ------------
JEWELRY, WATCHES & GEMS - 2.4%
Movado Group, Inc.                                                                                     145,635        2,512,204
                                                                                                                   ------------

MEDIA - BROADCASTING & PUBLISHING - 0.9%
RH Donnelley Corporation (+)(*)                                                                         17,874          969,664
                                                                                                                   ------------

66

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
             ISSUER                                                                                     SHARES            VALUE
MEDICAL SUPPLIES & SERVICES - 4.0%
Inverness Medical Innovations, Inc. (+)(*)                                                              55,441     $  1,146,520
PolyMedica Corporation                                                                                  45,488        1,592,080
PSS World Medical, Inc. (*)                                                                            118,308        1,332,740
                                                                                                                   ------------
                                                                                                                      4,071,340
                                                                                                                   ------------
MULTI-INDUSTRY - 3.4%
Carlisle Companies, Inc.                                                                                42,450        2,467,619
Cubic Corporation                                                                                       46,090        1,013,980
                                                                                                                   ------------
                                                                                                                      3,481,599
                                                                                                                   ------------
  NATIONAL COMMERCIAL BANKS - 1.3%
Sun Bancorp, Inc. (*)                                                                                   59,690        1,381,824
                                                                                                                   ------------

PHARMACEUTICALS - 1.0%
Par Pharmaceutical Companies, Inc. (*)                                                                  25,652        1,011,971
                                                                                                                   ------------

REAL ESTATE DEVELOPMENT - 1.4%
WCI Communities, Inc. (+)(*)                                                                            61,812        1,458,763
                                                                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Highland Hospitality Corporation                                                                        83,906          956,528
SL Green Realty Corporation                                                                             31,362        1,719,265
                                                                                                                   ------------
                                                                                                                      2,675,793
                                                                                                                   ------------
RESTAURANTS - 0.7%
Checkers Drive-In Restaurant Corporation (*)                                                            56,517          694,594
                                                                                                                   ------------

RETAILERS - 4.2%
BJ's Wholesale Club, Inc. (+)(*)                                                                        56,268        1,633,460
Central Garden & Pet Company (*)                                                                        52,793        1,885,766
Linens 'n Things, Inc. (+)(*)                                                                           33,265          801,021
                                                                                                                   ------------
                                                                                                                      4,320,247
                                                                                                                   ------------
SOFTWARE - 1.9%
Stellent, Inc. (*)                                                                                      95,656          686,810
Tyler Technologies, Inc. (*)                                                                           141,249        1,231,691
                                                                                                                   ------------
                                                                                                                      1,918,501
                                                                                                                   ------------
STATE COMMERCIAL BANKS - 8.9%
Center Financial Corporation                                                                            42,450          833,930
Dearborn Bancorp, Inc. (*)                                                                              44,436        1,199,772
Main Streets Banks, Inc.                                                                                26,575          780,242
Pacific Capital Bancorp                                                                                 32,326        1,028,937
PrivateBancorp, Inc. (+)                                                                                35,085        1,135,000
Rurban Financial Corporation (*)                                                                        26,645          358,908
Santander Bancorp (Puerto Rico)                                                                         56,980        1,589,742
Virginia Commerce Bancorp (*)                                                                           37,402        1,099,619
W Holding Company, Inc. (Puerto Rico)                                                                   54,944        1,098,331
                                                                                                                   ------------
                                                                                                                      9,124,481
                                                                                                                   ------------
STEEL - 2.1%
Harsco Corporation                                                                                      45,428        2,200,987
                                                                                                                   ------------

TEXTILES, CLOTHING & FABRICS - 4.7%
Interface, Inc. Cl. A (*)                                                                              201,346        1,749,697
Kellwood Company                                                                                        29,955          942,384
Mohawk Industries, Inc. (+)(*)                                                                          24,907        2,119,088
                                                                                                                   ------------
                                                                                                                      4,811,169
                                                                                                                   ------------

                                                                                                                                 67

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
             ISSUER                                                                                     SHARES            VALUE
TRANSPORTATION - 3.0%
Marten Transport Ltd. (*)                                                                               68,225     $  1,249,200
Wabtec Corporation                                                                                      89,202        1,808,125
                                                                                                                   ------------
                                                                                                                      3,057,325
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $79,695,483)                                                                   97,249,636

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT
SECURITY LENDING COLLATERAL - 13.7%
Bank of Montreal, 1.88%, due 11/24/04                                                             $  2,549,047        2,549,047
Bank of Nova Scotia, 1.76%, due 11/12/04                                                             3,319,460        3,319,460
Dexia Group, 2.04%, due 01/21/05                                                                     3,319,460        3,319,460
Merrill Lynch Premier Institutional Money Market Fund                                                  607,517          607,517
Merrimac Money Market Fund                                                                             995,838          995,838
Royal Bank of Scotland, 2.01%, due 01/20/05                                                          3,319,460        3,319,460
                                                                                                                   ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost, $14,110,782)                                                     14,110,782

REPURCHASE AGREEMENT - 5.5%
Investors Bank & Trust Repurchase Agreement, 1.27% dated 10/29/04, $5,631,213 due on 11/01/04 (secured by Federal Govenment Agency, 4.875%, due on 09/25/23,
with value of $5,912,148), at cost                                                                   5,630,617        5,630,617
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $99,436,882)                                                                    116,991,035

Other assets, less liabilities - (13.9%)                                                                            (14,273,639)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $102,717,396
                                                                                                                   ============

(+) Denotes all or a portion of security on loan
(*) Non-income producing security

See notes to the financial statements.















68

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 104.0%
          ISSUER                                                                                        SHARES            VALUE
APPAREL RETAILERS - 1.6%
Carter's, Inc. (*)                                                                                     228,500     $  7,188,610
                                                                                                                   ------------

BANKING - 1.9%
Webster Financial Corporation                                                                          176,894        8,455,533
                                                                                                                   ------------

BUILDING MATERIALS - 1.6%
Trex Company, Inc. (*)                                                                                 177,600        7,125,312
                                                                                                                   ------------

CHEMICALS & PLASTICS - 2.9%
MacDermid, Inc.                                                                                        194,300        6,132,108
Spartech Corporation                                                                                   275,800        6,950,160
                                                                                                                   ------------
                                                                                                                     13,082,268
                                                                                                                   ------------
 COMMERCIAL SERVICES - 4.0%
Advo, Inc.                                                                                             306,550        9,794,272
G&K Services, Inc. Cl. A                                                                               209,500        8,231,255
                                                                                                                   ------------
                                                                                                                     18,025,527
                                                                                                                   ------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 2.9%
Ansoft Corporation (*)                                                                                 372,900        5,966,400
Cognex Corporation                                                                                     271,600        6,952,960
                                                                                                                   ------------
                                                                                                                     12,919,360
                                                                                                                   ------------
COSMETICS & PERSONAL CARE - 0.8%
Revlon, Inc. Cl. A (*)                                                                               1,426,800        3,467,124
                                                                                                                   ------------

DATA PROCESSING & PREPARATION - 2.5%
Arbitron, Inc. (*)                                                                                     309,400       11,190,998
                                                                                                                   ------------

ELECTRICAL EQUIPMENT - 2.3%
Baldor Electric Company                                                                                316,900        7,424,967
LSI Industries, Inc.                                                                                   291,687        3,106,467
                                                                                                                   ------------
                                                                                                                     10,531,434
                                                                                                                   ------------
ELECTRONICS - 4.2%
AZZ, Inc. (*)                                                                                          159,000        2,130,600
Carlisle Companies, Inc.                                                                               118,000        6,859,340
EDO Corporation                                                                                        345,600        9,669,888
Technitrol, Inc. (*)                                                                                    27,600          450,432
                                                                                                                   ------------
                                                                                                                     19,110,260
                                                                                                                   ------------
ELECTRONICS/SEMICONDUCTORS - 5.2%
Actel Corporation (*)                                                                                  504,500        7,653,265
Micrel, Inc. (*)                                                                                       719,100        8,075,493
Mykrolis Corporation (*)                                                                               754,600        7,930,846
                                                                                                                   ------------
                                                                                                                     23,659,604
                                                                                                                   ------------
ENVIRONMENTAL - 1.5%
Mine Safety Appliances Company                                                                         182,700        6,891,444
                                                                                                                   ------------

FINANCIAL SERVICES - 7.2%
Eaton Vance Corporation                                                                                336,900       14,695,578
eSpeed, Inc. Cl. A (*)                                                                                 359,900        3,545,015
Jefferies Group, Inc.                                                                                  244,200        9,799,746
Piper Jaffray Companies (*)                                                                            108,700        4,753,451
                                                                                                                   ------------
                                                                                                                     32,793,790
                                                                                                                   ------------

                                                                                                                                 69

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
          ISSUER                                                                                        SHARES            VALUE
HEALTH CARE PROVIDERS - 1.1%
CorVel Corporation (*)                                                                                 185,400     $  4,847,283
                                                                                                                   ------------

HEAVY MACHINERY - 10.9%
Actuant Corporation Cl. A (*)                                                                          188,800        7,489,696
Hardinge, Inc.                                                                                         237,400        2,661,254
IDEX Corporation                                                                                       315,450       11,640,105
Kaydon Corporation                                                                                     414,000       12,254,400
Knight Transportation, Inc. (*)                                                                        343,700        8,073,513
Modine Manufacturing Company                                                                           239,900        7,367,329
                                                                                                                   ------------
                                                                                                                     49,486,297
                                                                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.2%
Fossil, Inc. (*)                                                                                       333,350        9,920,496
                                                                                                                   ------------

MEDIA - BROADCASTING & PUBLISHING - 5.4%
Gray Television, Inc.                                                                                  599,100        7,956,048
Lin TV Corporation Cl. A (*)                                                                           404,100        7,346,538
Saga Communications, Inc. (*)                                                                          550,268        9,255,508
                                                                                                                   ------------
                                                                                                                     24,558,094
                                                                                                                   ------------
MEDICAL SUPPLIES - 8.1%
Coherent, Inc. (*)                                                                                     310,900        7,502,017
Dionex Corporation (*)                                                                                 147,500        8,260,000
II-VI, Inc. (*)                                                                                        218,294        7,474,387
Roper Industries, Inc.                                                                                 216,400       13,343,224
                                                                                                                   ------------
                                                                                                                     36,579,628
                                                                                                                   ------------
METALS - 2.1%
Global Power Equipment Group, Inc. (*)                                                               1,160,400        9,352,824
                                                                                                                   ------------

NATIONAL COMMERCIAL BANKS - 3.1%
Alabama National Bancorp                                                                                19,300        1,233,270
Sterling Bancorp                                                                                       440,782       12,720,968
                                                                                                                   ------------
                                                                                                                     13,954,238
                                                                                                                   ------------
OIL & GAS - 13.0%
Headwaters, Inc. (*)                                                                                   230,400        7,257,600
Rowan Companies, Inc. (*)                                                                              347,700        8,876,781
RPC, Inc.                                                                                              434,800        9,022,100
St. Mary Land & Exploration Company                                                                    256,000       10,094,080
Tidewater, Inc.                                                                                        159,700        4,939,521
Unit Corporation (*)                                                                                   254,900        9,454,241
W-H Energy Services, Inc. (*)                                                                          443,900        9,033,365
                                                                                                                   ------------
                                                                                                                     58,677,688
                                                                                                                   ------------
PHARMACEUTICALS - 1.8%
Valeant Pharmaceuticals International                                                                  338,100        8,114,400
                                                                                                                   ------------

PREPACKAGED SOFTWARE - 1.2%
Dendrite International, Inc. (*)                                                                       366,605        5,370,763
                                                                                                                   ------------

RESTAURANTS - 1.3%
RARE Hospitality International, Inc. (*)                                                               214,100        5,932,711
                                                                                                                   ------------

RETAILERS - 2.3%
Coldwater Creek, Inc. (*)                                                                              456,800       10,515,536
                                                                                                                   ------------

70

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
          ISSUER                                                                                        SHARES            VALUE
STATE COMMERCIAL BANKS - 6.9%
Boston Private Financial Holdings, Inc.                                                                223,000     $  5,472,420
Financial Institutions, Inc.                                                                            74,000        1,950,640
First Republic Bank                                                                                    249,650       12,033,130
Hanmi Financial Corporation                                                                            222,600        6,762,588
Pacific Capital Bancorp                                                                                159,200        5,067,336
                                                                                                                   ------------
                                                                                                                     31,286,114
                                                                                                                   ------------
TRANSPORTATION - 6.0%
C.H. Robinson Worldwide, Inc.                                                                          143,300        7,729,602
Heartland Express, Inc.                                                                                238,600        4,881,756
Landstar System, Inc. (*)                                                                              213,500       14,505,190
                                                                                                                   ------------
                                                                                                                     27,116,548
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $398,778,670)                                                                 470,153,884

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENT - 2.4%
Investors Bank & Trust Repurchase Agreement, 1.27%, dated 10/29/04, $10,844,814 due on 11/01/04 (secured by Federal Government Agency, 3.815%, due on 02/01/33,
 with value of $11,385,850), at cost                                                               $10,843,667       10,843,667
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $409,622,337)                                                                   480,997,551

Other assets, less liabilities - (6.4%)                                                                             (28,759,825)
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $452,237,726
                                                                                                                   ============

(*) Non-income producing security

See notes to the financial statements.
















                                                                                                                                 71

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
               BONDS - 93.6%
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               RESIDENTIAL MORTGAGE BACKED - 31.6%
   Aaa         ABN AMRO Mortgage Corporation 2003-12 1A, 5.00%, 2033                        $    113,579     $    113,081
   Aaa         Chase Mortgage Finance Company 2003-S11 1A-1, 5.00%, 2033                         161,964          159,600
   Aaa         Countrywide Home Loans, Inc. 2003-42 1A1, 3.785%, 2033                             60,939           60,914
   Aaa         Countrywide Home Loans, Inc. 2004-2 1A1, 4.353%, 2034                              56,152           56,463
   Aaa         CS First Boston Mortgage Securities Corporation 2003-7 1A24, 4.50%, 2033           86,916           87,544
   Aaa         Federal Home Loan Mortgage Corporation, 4.25%, 2009                               230,000          236,728
   AAA         Federal Home Loan Mortgage Corporation, 4.50%, 2018                               358,363          359,749
   AAA         Federal Home Loan Mortgage Corporation, 5.50%, 2031                                55,260           56,488
   AAA         Federal Home Loan Mortgage Corporation, 6.00%, 2018                                19,777           20,786
   Aaa         Federal Home Loan Mortgage Corporation, 6.625%, 2009                              195,000          220,751
   AAA         Federal Home Loan Mortgage Corporation, 7.50%, 2023                                13,240           14,303
   AAA         Federal National Mortgage Association, 4.50%, 2018                                175,852          176,545
   AAA         Federal National Mortgage Association, 5.00%, 2018                                156,867          160,635
   AAA         Federal National Mortgage Association, 5.00%, 2033                                559,339          558,641
   AAA         Federal National Mortgage Association, 5.50%, 2017                                306,752          318,436
   AAA         Federal National Mortgage Association, 5.50%, 2018                                114,029          118,345
   AAA         Federal National Mortgage Association, 6.00%, 2011                                 72,189           76,064
   AAA         Federal National Mortgage Association, 7.00%, 2029                                    622              663
   AAA         Federal National Mortgage Association, 7.00%, 2030                                 18,979           20,212
   AAA         Federal National Mortgage Association, 7.50%, 2029                                 55,193           59,298
   Aaa         GMAC Mortgage Corporation Loan Trust 2001-J5 A7, 6.75%, 2031                       24,028           24,001
   AAA         Government National Mortgage Association, 5.00%, 2033                             194,180          195,515
   AAA         Government National Mortgage Association, 5.00%, 2034                             568,914          572,292
   AAA         Government National Mortgage Association, 5.50%, 2033                             289,360          297,035
   AAA         Government National Mortgage Association, 5.50%, 2034                             149,836          153,623
   AAA         Government National Mortgage Association, 6.00%, 2011                              75,822           80,436
   AAA         Government National Mortgage Association, 6.00%, 2029                              86,997           90,987
   AAA         Government National Mortgage Association, 6.50%, 2031                              89,135           94,650
   AAA         Government National Mortgage Association, 7.00%, 2024                              11,687           12,502
   AAA         Government National Mortgage Association, 7.00%, 2029                             104,821          112,392
   AAA         Government National Mortgage Association, 7.00%, 2032                              29,091           31,119
   AAA         Government National Mortgage Association, 7.50%, 2011                             125,110          133,906
   AAA         Government National Mortgage Association, 7.50%, 2023                              31,197           33,668
   AAA         Government National Mortgage Association, 8.00%, 2009                              34,198           36,089
   AAA         Government National Mortgage Association, 8.00%, 2026                              19,790           21,827
   AAA         Government National Mortgage Association, 8.50%, 2030                              18,887           20,719
   Aaa         GSR Mortgage Loan Trust 2004-9 2A1, 4.715%, 2034                                   89,888           91,343
   Aaa         IndyMac Bancorp, Inc. Mortgage Loan Trust 2004-AR4 1A, 4.811%, 2034               138,803          140,962
   AAA         MASTR Asset Securitization Trust 2003-12 6A1, 5.00%, 2033                         183,857          181,187
   Aaa         Merrill Lynch Mortgage Investors, Inc. 2003-A4 IA, 4.304%, 2033                    57,665           57,956
   AAA         Merrill Lynch Mortgage Investors, Inc. 2004-A1 IA, 4.172%, 2034                    37,474           37,747
   Aaa         Structured Adjustable Rate Mortgage Loan Trust 2004-2 2A, 5.074%, 2034            162,809          165,506
   Aaa         Structured Asset Securities Corporation 2002-11A 2A1, 5.60%, 2032                  47,941           48,778
   AAA         Structured Asset Securities Corporation 2003-30 1A1, 5.50%, 2033                  123,749          124,584
   AAA         Vendee Mortgage Trust 1992-1 2Z, 7.75%, 2022                                       55,500           59,060
   AAA         Washington Mutual MSC Mortgage Pass-Through CTFS 2004-RA1 2A, 7.00%, 2034          94,832           97,992
   AAA         Washington Mutual MSC Mortgage Pass-Through CTFS 2004-RA4 IIA, 6.50%, 2034         35,000           36,132

72

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               RESIDENTIAL MORTGAGE BACKED - CONTINUED
   AAA         Washington Mutual, Inc. 2003-S11 A1, 5.00%, 2033                             $    190,224     $    187,447
   Aaa         Washington Mutual, Inc. 2004-AR2 A, 2.781%, 2044                                  138,206          139,332
   Aaa         Wells Fargo Mortgage Backed Securities Trust 2004-P 2A1, 4.30%, 2034              121,831          121,948
                                                                                                             ------------
                                                                                                                6,275,981
                                                                                                             ------------
               INDUSTRIAL - 25.3%
   Baa2        Albertson's, Inc., 7.50%, 2011                                                    100,000          116,707
    A1         Anheuser-Busch Companies, Inc., 5.05%, 2016                                        50,000           50,761
    A1         Anheuser-Busch Companies, Inc., 6.50%, 2043                                        55,000           62,286
   Baa3        Aramark Services, Inc., 7.00%, 2007                                                20,000           21,618
   Baa3        Aramark Services, Inc., 8.15%, 2005                                                40,000           40,971
    A3         Avery-Dennison Corporation MTN, 6.76%, 2005                                       125,000          127,365
   Baa3        Blyth, Inc., 7.90%, 2009                                                           85,000           96,442
   Baa1        Boston Scientific Corporation, 5.45%, 2014                                        100,000          105,112
   Aa1         BP Capital Markets PLC, 2.75%, 2006                                               325,000          324,887
   Baa1        Cabot Corporation 144A, 5.25%, 2013                                                30,000           30,428
   Baa3        Clear Channel Communications, Inc., 4.25%, 2009                                    55,000           54,730
   Baa3        Comcast Cable Communications, Inc., 6.375%, 2006                                  130,000          135,603
    A3         DaimlerChrysler NA Holding Corporation, 4.05%, 2008                               170,000          171,146
    A2         Ecolab, Inc., 6.875%, 2011                                                        120,000          135,517
   Ba1         Electronic Data Systems Corporation Series B, 6.00%, 2013                          15,000           15,320
   Baa1        Equifax, Inc., 4.95%, 2007                                                         50,000           52,385
    A3         First Brands Corporation Series B, 7.25%, 2007                                    125,000          136,241
   Baa2        First Industrial, LP, 7.60%, 2007                                                  45,000           49,471
   Baa2        Fiserv, Inc., 4.00%, 2008                                                          30,000           30,477
   Baa1        Ford Motor Company, 6.375%, 2029                                                   40,000           35,001
   Baa1        Ford Motor Company, 6.625%, 2028                                                   35,000           31,576
   Baa1        Foster's Finance Corporation 144A, 6.875%, 2011                                    55,000           62,459
   Baa2        Fred Meyer, Inc., 7.45%, 2008                                                     140,000          156,605
   Baa2        General Mills, Inc., 2.625%, 2006                                                 225,000          222,778
   Baa1        General Motors Acceptance Corporation, 7.75%, 2010                                125,000          136,425
   Baa2        General Motors Corporation, 8.375%, 2033                                           40,000           41,623
   Baa2        Herman Miller, Inc., 7.125%, 2011                                                  45,000           50,896
    A1         Hershey Foods Corporation, 7.20%, 2027                                            110,000          134,110
   Baa3        Humana, Inc., 7.25%, 2006                                                         100,000          106,151
   Baa1        Kimco Realty Corporation, 7.86%, 2007                                             160,000          182,032
   Baa1        Kinder Morgan Energy Partners, LP, 7.125%, 2012                                    65,000           74,762
   Baa3        Liberty Media Corporation, 3.50%, 2006                                            210,000          210,209
   Baa2        Marriott International, Inc. Series E, 7.00%, 2008                                105,000          114,761
   Baa1        Masco Corporation, 6.75%, 2006                                                    130,000          137,120
   Baa2        May Department Stores Company (The) 144A, 3.95%, 2007                              20,000           20,206
   Baa2        Mohawk Industries, Inc. Series D, 7.20%, 2012                                      45,000           52,122
   Baa2        Newell Rubbermaid, Inc., 4.00%, 2010                                               25,000           24,462
    A3         Piedmont Natural Gas Company Series E, 6.00%, 2033                                 55,000           57,546
   Baa3        Precision Castparts Corporation, 5.60%, 2013                                       85,000           87,563
   Aa3         Procter & Gamble Company, 5.50%, 2034                                              45,000           45,854
   Baa2        Republic Services, Inc., 6.75%, 2011                                               85,000           95,999
   Baa1        Ryder System, Inc., 6.60%, 2005                                                    65,000           67,421
   Baa2        Simon Property Group LP, 6.875%, 2006                                              50,000           53,576
    A1         Sony Capital Corporation 144A, 4.95%, 2006                                         65,000           67,459
   Baa3        SuperValu, Inc., 7.50%, 2012                                                       60,000           69,946
   Baa3        Tele-Communications, Inc., 9.80%, 2012                                            170,000          219,051

                                                                                                                                 73

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               INDUSTRIAL - CONTINUED
   Baa3        Toro Company, 7.80%, 2027                                                    $     50,000     $     56,864
    A3         Tosco Corporation, 7.25%, 2007                                                    150,000          162,399
   Aaa         Toyota Motor Credit Corporation, 4.35%, 2010                                      200,000          205,171
   Baa3        Tyco International Group SA, 6.375%, 2006                                         160,000          167,035
   Baa3        USA Interactive, 7.00%, 2013                                                       65,000           71,901
   Baa2        Weyerhaeuser Company, 5.50%, 2005                                                  48,000           48,501
                                                                                                             ------------
                                                                                                                5,027,051
                                                                                                             ------------
               U.S. GOVERNMENT - 10.8%
   AAA         U.S. Treasury Bond, 6.125%, 2029                                                  865,000        1,021,376
   AAA         U.S. Treasury Inflation Indexed Bond, 3.875%, 2009                                 98,212          111,455
   AAA         U.S. Treasury Note, 3.375%, 2008                                                   95,000           96,024
   AAA         U.S. Treasury Note, 4.00%, 2014                                                   375,000          375,117
   AAA         U.S. Treasury Note, 5.00%, 2011                                                   510,000          550,880
                                                                                                             ------------
                                                                                                                2,154,852
                                                                                                             ------------
               FINANCIAL SERVICES - 8.1%
    A1         American General Finance Corporation, MTN, 5.875%, 2006                            55,000           57,659
    A1         American Honda Finance Corporation 144A, 3.85%, 2008                               45,000           45,407
   Aa2         Bank of America Corporation, 4.25%, 2010                                           70,000           70,492
    A2         CIT Group, Inc., 4.125%, 2006                                                      45,000           45,747
    A2         CIT Group, Inc., 7.375%, 2007                                                      60,000           65,716
   Baa1        ERAC USA Finance Company 144A, 6.70%, 2034                                         60,000           64,281
   Baa1        ERAC USA Finance Company 144A, 7.95%, 2009                                         40,000           47,221
    A2         Franklin Resources, Inc., 3.70%, 2008                                              55,000           55,352
   Aa2         GlaxoSmithKline Capital, Inc., 5.375%, 2034                                        70,000           69,334
   Baa3        Glencore Funding LLC 144A, 6.00%, 2014                                             50,000           47,469
   Aa3         Goldman Sachs Group, Inc., 5.15%, 2014                                             50,000           50,731
   Aa3         Goldman Sachs Group, Inc. MTN Series B, 2.85%, 2006                               100,000           99,756
    A1         Household Finance Corporation, 4.125%, 2008                                        50,000           50,758
   Baa2        Jefferies Group, Inc., 7.50%, 2007                                                 50,000           55,552
    A3         John Deere Capital Corporation, 5.125%, 2006                                       50,000           52,009
   Aa3         JP Morgan Chase & Company, 3.125%, 2006                                           100,000          100,302
   Aa3         Merrill Lynch & Company, Inc. MTN Series B, 2.94%, 2006                           220,000          220,788
    A1         National Rural Utilities Cooperative Finance Corporation, 4.375%, 2010             50,000           50,832
    A2         National Rural Utilities Cooperative Finance Corporation MTN Series C,
               8.00%, 2032                                                                        15,000           19,558
   Baa3        Nisource Finance Corporation, 3.20%, 2006                                          30,000           29,959
    A2         SLM Corporation, 5.00%, 2013                                                       80,000           81,222
    A2         SLM Corporation, 5.625%, 2033                                                      40,000           39,379
    A3         Textron Financial Corporation MTN Series E, 2.69%, 2006                            95,000           94,429
    A3         Washington Mutual, Inc., 2.40%, 2005                                              100,000           99,730
                                                                                                             ------------
                                                                                                                1,613,683
                                                                                                             ------------
               COMMERCIAL MORTGAGE BACKED - 4.8%
   AAA         Chase Commercial Mortgage Securities Corporation 1996-1 A2, 7.60%, 2006           106,420          110,852
   Aaa         CS First Boston Mortgage Securities Corporation 1997-C2 A2, 6.52%, 2035           115,661          117,376
   Aaa         CS First Boston Mortgage Securities Corporation 2004-C1 A1, 2.254%, 2037          100,717           99,178
   Aaa         GE Capital Commercial Mortgage Corporation 2002-1A A1, 5.033%, 2035               156,248          160,456
   AAA         JP Morgan Commercial Mortgage Finance Corporation 1999-C7 A2, 6.507%, 2035        400,000          438,263
   Aaa         Salomon Brothers Mortgage Securities VII 2001-MMA A1 144A, 5.323%, 2034            23,847           23,971
                                                                                                             ------------
                                                                                                                  950,096
                                                                                                             ------------

74

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               ELECTRIC UTILITIES - 4.5%
    A3         Carolina Power & Light Company, 6.125%, 2033                                 $     40,000     $     42,243
    A1         Consolidated Edison, Inc., 6.15%, 2008                                             75,000           81,394
    A3         Consolidated Natural Gas Company, 6.25%, 2011                                      80,000           88,175
   Baa3        Entergy Gulf States, Inc., 5.25%, 2015                                            125,000          124,822
    A2         KeySpan Gas East Corporation, 6.90%, 2008                                         150,000          165,205
   Baa3        Midamerican Energy Holdings Company, 3.50%, 2008                                   75,000           74,164
    A3         Midamerican Energy Holdings Company, 5.125%, 2013                                  75,000           78,290
   Baa2        Pacific Gas & Electric Company, 6.05%, 2034                                        40,000           41,197
   Baa1        PSEG Power LLC, 5.50%, 2015                                                        40,000           40,232
   Baa2        TransAlta Corporation, 5.75%, 2013                                                 75,000           78,298
   Baa2        Tri-State Generation & Transmission Association 144A, 6.04%, 2018                  30,000           31,671
   Baa2        Tri-State Generation & Transmission Association 2003 B 144A, 7.144%, 2033          40,000           44,929

                                                                                                             ------------
                                                                                                                  890,620
                                                                                                             ------------
               INTERNATIONAL - 2.8%
    A2         Australian Gas Light Company Ltd. 144A (Australia), 6.40%, 2008                    45,000           48,946
   Baa1        Deutsche Telekom International Finance BV (Netherlands), 8.25%, 2005               60,000           62,057
    A2         Diageo Finance BV (Netherlands), 3.00%, 2006                                      160,000          159,993
   Baa2        France Telecom (France), 9.25%, 2031                                               50,000           67,497
   Baa1        Republic of Chile (Chile), 5.50%, 2013                                             35,000           36,624
   Baa2        Republic of South Africa (South Africa), 6.50%, 2014                               45,000           48,881
   Baa2        Telecom Italia Capital SA 144A (Italy), 6.00%, 2034                                25,000           24,572
   Baa2        United Mexican States (Mexico), 8.375%, 2011                                       50,000           59,000
    A2         Vodafone Group PLC (Great Britain), 5.375%, 2015                                   50,000           52,305
                                                                                                             ------------
                                                                                                                  559,875
                                                                                                             ------------
               TRANSPORTATION - 2.2%
   Baa2        CSX Corporation, 6.25%, 2008                                                      100,000          108,867
   Baa2        FedEx Corporation, 2.286%, 2005                                                    35,000           35,020
    A1         FedEx Corporation Series 97-A, 7.50%, 2018                                         88,093          103,114
   Baa1        Norfolk Southern Corporation, 6.00%, 2008                                          30,000           32,464
   Baa1        Norfolk Southern Corporation, 7.25%, 2031                                         125,000          147,891
                                                                                                             ------------
                                                                                                                  427,356
                                                                                                             ------------
               ASSET BACKED - 1.8%
   Aaa         Capital Auto Receivables Asset Trust 2003-1 A2A, 2.27%, 2006                       75,000           75,023
   Aaa         Ford Credit Auto Owner Trust 2002-B A3A, 4.14%, 2005                               22,840           22,901
   Aaa         Ford Credit Auto Owner Trust 2003-A A3A, 2.20%, 2006                               75,000           74,988
   Aaa         MBNA Master Credit Card Trust 1999-B A, 5.90%, 2011                               125,000          135,996
   Aaa         MMCA Automobile Trust 2002-3 A3, 2.97%, 2007                                       40,288           40,307
                                                                                                             ------------
                                                                                                                  349,215
                                                                                                             ------------
               TELEPHONE UTILITIES - 1.2%
   Baa3        Cox Communications, Inc., 6.75%, 2011                                              35,000           38,447
    NR         MCI, Inc., 5.908%, 2007                                                            19,000           18,953
    NR         MCI, Inc., 6.688%, 2009                                                            19,000           18,739
    NR         MCI, Inc., 7.735%, 2014                                                            16,000           15,420
   Baa3        Sprint Capital Corporation, 6.90%, 2019                                            35,000           39,183
    A2         Verizon Global Funding Corporation, 7.75%, 2030                                    50,000           61,343
   Aa3         Verizon Virginia, Inc., 4.625%, 2013                                               50,000           49,336
                                                                                                             ------------
                                                                                                                  241,421
                                                                                                             ------------
               TELECOMMUNICATIONS - 0.3%
   Ba3         Qwest Corporation 144A, 9.125%, 2012                                               50,000           56,375
                                                                                                             ------------

                                                                                                                                 75

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE

               LEISURE, AMUSEMENT & ENTERTAINMENT - 0.2%
   Baa1        Walt Disney Company (The), 6.75%, 2006                                       $     45,000     $     47,405
                                                                                                             ------------


               TOTAL BONDS (identified cost, $18,180,161)                                                      18,593,930

               REPURCHASE AGREEMENT - 5.7%
               Investors Bank & Trust Repurchase Agreement, 1.27% dated 10/29/04,
               $1,132,413 due on 11/01/04 (secured by Federal Government Agency,
               4.50%, due on 08/01/33, with a value of $1,188,907), at cost                    1,132,293        1,132,293
                                                                                                             ------------


               TOTAL INVESTMENTS (identified cost, $19,312,454)                                                19,726,223

               Other assets, less liabilities - 0.7%                                                              134,434
                                                                                                             ------------

               NET ASSETS - 100.0%                                                                           $ 19,860,657
                                                                                                             ============



       144A    Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2004, the aggregate market value of these securities was $615,394 or 3.10% of net assets.

  See notes to the financial statements.














76

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
               BONDS - 95.1%
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               AEROSPACE & DEFENSE - 3.4%
    B3         Argo-Tech Corporation 144A, 9.25%, 2011                                      $    600,000     $    654,000
   Baa3        Bombardier, Inc. 144A, 6.30%, 2014                                                500,000          448,489
   Baa3        Bombardier, Inc. 144A, 6.75%, 2012 (+)                                            250,000          234,147
   Caa1        GenCorp, Inc., 9.50%, 2013                                                        350,000          375,375
    B3         TD Funding Corporation, 8.375%, 2011                                              125,000          134,375
    B2         Vought Aircraft Industries, Inc., 8.00%, 2011                                     825,000          804,375
                                                                                                             ------------
                                                                                                                2,650,761
                                                                                                             ------------
               AUTOMOTIVE - 1.7%
    B3         Keystone Automotive Operations, Inc., 9.75%, 2013                                 350,000          378,875
   Ba3         Navistar International Corporation, 7.50%, 2011                                   250,000          270,000
   Ba3         SPX Corporation, 6.25%, 2011                                                      175,000          178,500
   Caa1        Stanadyne Corporation 144A, 10.00%, 2014                                          500,000          525,000
                                                                                                             ------------
                                                                                                                1,352,375
                                                                                                             ------------
               AUTOMOTIVE & INDUSTRIAL - 1.5%
    B2         Tenneco Automotive, Inc., 10.25%, 2013                                            175,000          203,875
    B3         Tenneco Automotive, Inc. Series B, 11.625%, 2009 (+)                              900,000          956,250
                                                                                                             ------------
                                                                                                                1,160,125
                                                                                                             ------------
               BANKING - 0.9%
    B3         Dollar Financial Group, Inc., 9.75%, 2011                                         675,000          720,562
                                                                                                             ------------

               BEVERAGES, FOOD & TOBACCO - 6.6%
    B2         B&G Foods Holdings Corporation, 8.00%, 2011                                       500,000          527,500
    B3         B&G Foods, Inc. Series D, 9.625%, 2007                                            250,000          254,750
   Ba3         Constellation Brands, Inc., 8.125%, 2012                                          150,000          164,250
   Ba2         Dean Foods Company, 6.90%, 2017                                                   700,000          717,500
    B2         Del Monte Corporation, 8.625%, 2012                                                75,000           84,562
    B3         Land O' Lakes, Inc., 8.75%, 2011 (+)                                              430,000          397,750
    B2         Land O' Lakes, Inc., 9.00%, 2010                                                  500,000          527,500
    B3         Mrs. Fields Famous Brands LLC/Mrs Fields Financing, Inc., 11.50%, 2011            750,000          746,250
    B3         National Wine and Spirits, Inc., 10.125%, 2009                                    600,000          567,000
    B3         Pinnacle Foods Holding Corporation 144A, 8.25%, 2013                              225,000          212,625
   Ba2         Smithfield Foods, Inc. Series B, 7.75%, 2013                                      300,000          331,500
    B2         Wornick Company (The) 144A, 10.875%, 2011                                         600,000          648,000
                                                                                                             ------------
                                                                                                                5,179,187
                                                                                                             ------------
               BUILDING MATERIALS - 0.9%
    B-         Chemed Corporation, 8.75%, 2011                                                   650,000          679,250
                                                                                                             ------------

               CABLE TV - 6.0%
    B3         Cablevision Systems Corporation 144A, 6.669%, 2009                                600,000          633,000
    Ca         Charter Communications Holdings Capital Corporation, 9.625%, 2009 (+)             500,000          405,000
    Ca         Charter Communications Holdings Capital Corporation, 10.75%, 2009                 600,000          507,000
    B1         CSC Holdings, Inc., 7.625%, 2011                                                  750,000          815,625
    B1         CSC Holdings, Inc. Series B, 8.125%, 2009                                         250,000          275,000
   Ba3         Echostar DBS Corporation, 6.375%, 2011                                            925,000          958,531
    B2         Insight Midwest, LP/Insight Capital, Inc., 9.75%, 2009                            375,000          394,219
    B3         Mediacom LLC/Capital Corporation, 8.50%, 2008 (+)                                 750,000          770,625
                                                                                                             ------------
                                                                                                                4,759,000
                                                                                                             ------------
               CARGO TRANSPORT - 0.3%
    B2         Kansas City Southern Railway, 9.50%, 2008                                         250,000          278,125
                                                                                                             ------------

                                                                                                                                 77

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               CHEMICALS & PLASTICS - 6.9%
   Ba1         Airgas, Inc., 7.75%, 2006                                                    $    200,000     $    212,000
   Ba2         Airgas, Inc., 9.125%, 2011                                                        100,000          112,500
    B3         BCP Caylux Holdings Luxembourg SCA 144A, 9.625%, 2014                             675,000          756,000
    B1         Georgia Gulf Corporation, 7.125%, 2013                                            325,000          350,187
    B2         Huntsman LLC, 11.625%, 2010                                                       800,000          943,000
    B2         Johnsondiversey, Inc., 9.625%, 2012                                                65,000           73,125
    B2         Koppers, Inc., 9.875%, 2013                                                       400,000          452,000
    B1         Lyondell Chemical Company, 9.50%, 2008                                            825,000          899,250
    B1         Lyondell Chemical Company, 9.50%, 2008                                            175,000          190,750
   Ba2         Nova Chemicals Corporation, 6.50%, 2012                                            65,000           68,412
   Caa1        OM Group, Inc., 9.25%, 2011                                                       300,000          313,875
    B3         Rhodia SA, 10.25%, 2010 (+)                                                     1,000,000        1,085,000
                                                                                                             ------------
                                                                                                                5,456,099
                                                                                                             ------------
               COMMERCIAL SERVICES - 5.5%
    B2         Allied Waste North America, 6.125%, 2014 (+)                                    1,000,000          925,000
    B2         Cadmus Communications Corporation, 8.375%, 2014                                   600,000          648,000
    B3         Cenveo Corporation, 7.875%, 2013                                                1,050,000        1,013,250
   Caa3        Interpool, Inc., 7.35%, 2007                                                      250,000          255,000
    B2         MSX International, Inc., 11.00%, 2007                                             200,000          202,000
   Ba3         Service Corporation International, 6.875%, 2007                                   300,000          317,250
    B2         United Rentals North America, Inc., 7.00%, 2014 (+)                               500,000          461,250
    B2         United Rentals North America, Inc., 7.75%, 2013 (+)                               500,000          483,750
                                                                                                             ------------
                                                                                                                4,305,500
                                                                                                             ------------
               COMPUTER INTEGRATED SYSTEMS DESIGN - 1.0%
    B2         Activant Solutions, Inc., 10.50%, 2011                                            725,000          755,812
                                                                                                             ------------

               CONSUMER PRODUCTS - 1.5%
   Ba1         American Greetings Corporation, 6.10%, 2028 (+)                                   250,000          271,250
    B3         Jostens IH Corporation 144A, 7.625%, 2012                                         900,000          931,500
                                                                                                             ------------
                                                                                                                1,202,750
                                                                                                             ------------
               CONTAINERS, PACKAGING & GLASS - 4.3%
    B3         AEP Industries, Inc., 9.875%, 2007                                              1,200,000        1,221,000
   Ba3         Ball Corporation, 6.875%, 2012                                                    300,000          327,000
    B3         Consolidated Container Company LLC, 10.75%, 2009                                  400,000          326,000
    B3         Pliant Corporation, 11.125%, 2009                                                 500,000          537,500
   Caa2        Tekni-Plex, Inc., 12.75%, 2010 (+)                                              1,320,000          990,000
                                                                                                             ------------
                                                                                                                3,401,500
                                                                                                             ------------
               DIVERSIFIED/CONGLOMERATE MANUFACTURING - 0.4%
   Ba1         Kennametal, Inc., 7.20%, 2012                                                     175,000          194,687
   Ba2         Westinghouse Air Brake Company, 6.875%, 2013                                      150,000          156,375
                                                                                                             ------------
                                                                                                                  351,062
                                                                                                             ------------
               DIVERSIFIED/CONGLOMERATE SERVICES - 2.0%
   Ba1         Briggs & Stratton Corporation, 8.875%, 2011                                        65,000           78,325
    NR         Buhrmann US, Inc., 12.25%, 2009                                                   250,000          265,625
   Caa1        Iron Mountain, Inc., 8.625%, 2013                                                 400,000          433,000
    B3         Williams Scotsman, Inc., 9.875%, 2007                                             800,000          768,000
                                                                                                             ------------
                                                                                                                1,544,950
                                                                                                             ------------

78

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               ELECTRIC UTILITIES - 1.7%
   Ba1         Northwestern Corporation 144A, 5.875%, 2014                                  $     70,000     $     72,187
    B2         NRG Energy, Inc. 144A, 8.00%, 2013                                                750,000          825,937
    B2         Utilicorp., Inc., 9.95%, 2011                                                     375,000          421,875
                                                                                                             ------------
                                                                                                                1,319,999
                                                                                                             ------------
               ELECTRICAL EQUIPMENT - 0.1%
    B3         Rayovac Corporation, 8.50%, 2013                                                   75,000           82,312
                                                                                                             ------------

               ELECTRONICS - 5.0%
   Ba1         Ametek, Inc., 7.20%, 2008                                                         100,000          110,076
    B3         Communications & Power Industries, Inc., 8.00%, 2012                              100,000          105,000
   CCC+        Conexant Systems, Inc., 4.00%, 2007                                               125,000          107,031
    B-         Cymer, Inc. 144A, 3.50%, 2009                                                     125,000          123,281
    B-         FEI Company, 5.50%, 2008                                                           55,000           55,619
    B-         FEI Company 144A, 5.50%, 2008                                                      75,000           75,844
   Ba2         Flextronics International Ltd., 6.50%, 2013                                       375,000          393,750
   Caa2        Special Devices, Inc. Series B, 11.375%, 2008                                   1,875,000        1,856,250
    B3         Telex Communications, Inc., 11.50%, 2008                                        1,000,000        1,090,000
                                                                                                             ------------
                                                                                                                3,916,851
                                                                                                             ------------
               ENTERTAINMENT & LEISURE - 3.7%
    B3         Imax Corporation 144A, 9.625%, 2010 (+)                                           500,000          507,500
   Ba3         K2, Inc. 144A, 7.375%, 2014                                                       550,000          599,500
    B3         Lodgenet Entertainment Corporation, 9.50%, 2013                                   500,000          546,250
   Ba3         Mohegan Tribal Gaming Authority, 6.375%, 2009                                   1,000,000        1,047,500
    B3         Warner Music Group 144A, 7.375%, 2014                                             200,000          205,500
                                                                                                             ------------
                                                                                                                2,906,250
                                                                                                             ------------
               FINANCIAL SERVICES - 0.2%
    B3         New ASAT Finance Ltd. 144A, 9.25%, 2011                                           200,000          175,000
                                                                                                             ------------

               FOOD RETAILERS - 1.8%
   Ba3         Ahold Finance USA, Inc., 6.25%, 2009 (+)                                          600,000          631,500
    B3         General Nutrition Centers, Inc., 8.50%, 2010                                      800,000          806,000
                                                                                                             ------------
                                                                                                                1,437,500
                                                                                                             ------------
               FOREST PRODUCTS & PAPER - 0.8%
   Ba3         Abitibi-Consolidated, Inc., 7.75%, 2011                                           350,000          371,000
    B2         Appleton Papers, Inc., 8.125%, 2011                                               275,000          289,437
                                                                                                             ------------
                                                                                                                  660,437
                                                                                                             ------------
               HEALTHCARE, EDUCATION & CHILDCARE - 1.4%
    NR         Invitrogen Corporation 144A, 2.25%, 2006                                          100,000           98,750
    B3         Quintiles Transnational Corporation, 10.00%, 2013                                 500,000          545,000
    B3         Tenet Healthcare Corporation, 7.375%, 2013 (+)                                    500,000          472,500
                                                                                                             ------------
                                                                                                                1,116,250
                                                                                                             ------------
               HEAVY MACHINERY - 1.2%
   Caa3        Elgin National Industries, Inc., 11.00%, 2007                                     125,000          107,500
   Caa2        Great Lakes Dredge & Dock Corporation, 7.75%, 2013 (+)                            750,000          671,250
    B1         Manitowoc Company, Inc., 7.125%, 2013                                             135,000          144,788
                                                                                                             ------------
                                                                                                                  923,538
                                                                                                             ------------
               HOTELS, MOTELS, INNS & GAMING - 7.3%
   Ba3         Argosy Gaming Company, 9.00%, 2011                                                250,000          281,875
    B1         Intrawest Corporation, 7.50%, 2013                                                750,000          802,500
    B2         Isle of Capri Casinos, Inc., 7.00%, 2014                                          700,000          724,500


                                                                                                                                 79

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               HOTELS, MOTELS, INNS & GAMING - CONTINUED
    B2         Majestic Star Casino LLC/ Majestic Star Casino Cap, 9.50%, 2010              $    500,000     $    516,250
   Ba1         MGM Mirage Inc., 144A, 6.75%, 2012                                              1,250,000        1,325,000
    B2         OED Corporation/DIAMOND JO LLC 144A, 8.75%, 2012                                  750,000          705,000
   Ba1         Park Place Entertainment Corporation, 7.00%, 2013                                  45,000           50,569
   Ba1         Park Place Entertainment Corporation, 7.50%, 2009                                 250,000          282,500
    B1         Station Casinos, Inc., 6.50%, 2014                                              1,000,000        1,055,000
                                                                                                             ------------
                                                                                                                5,743,194
                                                                                                             ------------
               INDUSTRIAL - 1.3%
    B3         Aearo Company I, 8.25%, 2012                                                      325,000          336,375
   Caa1        Thermadyne Holdings Corporation, 9.25%, 2014                                      750,000          712,500
                                                                                                             ------------
                                                                                                                1,048,875
                                                                                                             ------------
               INSURANCE - 1.7%
   Ba2         Leucadia National Corporation, 7.00%, 2013                                        750,000          765,000
   Ba3         Leucadia National Corporation 144A, 3.75%, 2014                                   500,000          556,250
                                                                                                             ------------
                                                                                                                1,321,250
                                                                                                             ------------
               MACHINERY - 0.8%
    NR         Instron Corporation, 13.25%, 2009                                                 632,000          650,960
                                                                                                             ------------

               MEDIA - BROADCASTING & PUBLISHING - 1.7%
    B2         American Media Operation, Inc., 8.875%, 2011 (+)                                  725,000          772,125
    B2         Houghton Mifflin Company, 8.25%, 2011                                             200,000          212,750
    B3         Primedia, Inc. 144A, 7.086%, 2010                                                 350,000          363,125
                                                                                                             ------------
                                                                                                                1,348,000
                                                                                                             ------------
               OIL & GAS - 6.7%
   Ba3         Chesapeake Energy Corporation, 6.875%, 2016                                       750,000          802,500
   Ba2         Citgo Petroleum Corporation 144A, 6.00%, 2011                                     375,000          381,563
   Caa1        El Paso Corporation, 7.875%, 2012 (+)                                             425,000          443,063
    B3         El Paso Production Holding Company, 7.75%, 2013                                   600,000          625,500
    B2         Exco Resources, Inc., 7.25%, 2011                                                 675,000          730,688
    B2         Gulfmark Offshore, Inc. 144A, 7.75%, 2014                                         435,000          456,750
    B1         MarkWest Energy Partners, LP / MarkWest Energy Finance Corporation
               144A, 6.875%, 2014                                                                350,000          357,000
   Ba3         Newfield Exploration Company, 8.375%, 2012                                        250,000          283,125
    B2         North American Energy Partners, Inc., 8.75%, 2011                                 275,000          266,063
   Ba3         Plains Exploration & Production Company, 8.75%, 2012                              250,000          282,500
   Ba3         Premcor Refining Group (The), Inc., 6.75%, 2014                                   600,000          633,000
                                                                                                             ------------
                                                                                                                5,261,752
                                                                                                             ------------
               RESTAURANTS - 0.8%
    B2         Domino's, Inc., 8.25%, 2011                                                       128,000          140,160
    B3         VICORP Restaurants, Inc., 10.50%, 2011                                            500,000          500,000
                                                                                                             ------------
                                                                                                                  640,160
                                                                                                             ------------
               RETAILERS - 2.1%
    B1         Blockbuster, Inc. 144A, 9.00%, 2012                                               350,000          358,750
    B3         Rent Way, Inc., 11.875%, 2010                                                     725,000          808,375
    B1         Rent-A-Center, Inc. Series B, 7.50%, 2010                                         215,000          222,794
   Ba3         Saks, Inc., 7.50%, 2010                                                           250,000          265,000
                                                                                                             ------------
                                                                                                                1,654,919
                                                                                                             ------------
               TELECOMMUNICATIONS - 5.6%
   Caa1        Alamosa Delaware, Inc., 8.50%, 2012                                               325,000          344,500
    B3         Cincinnati Bell, Inc., 8.375%, 2014 (+)                                           750,000          716,250
    B3         Fairpoint Communications, Inc., 11.875%, 2010                                     350,000          402,500
    NR         MCI, Inc., 7.735%, 2014                                                           800,000          771,000

80

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
S&P/MOODY'S
BOND RATING                                                                                    PRINCIPAL
(UNAUDITED)                                ISSUER                                                 AMOUNT            VALUE
               TELECOMMUNICATIONS - CONTINUED
   Ba3         Nextel Communications, Inc., 7.375%, 2015                                    $    850,000     $    943,500
   Caa2        Qwest Capital Funding, Inc., 7.00%, 2009 (+)                                      650,000          619,125
    B3         Qwest Communications International, Inc. 144A, 7.25%, 2011                        500,000          496,250
   Ba3         Qwest Corporation 144A, 9.125%, 2012                                              125,000          140,938
                                                                                                             ------------
                                                                                                                4,434,063
                                                                                                             ------------
               TEXTILES, CLOTHING & FABRICS - 1.2%
   Caa1        GFSI, Inc. Series B, 9.625%, 2007                                               1,000,000          980,000
                                                                                                             ------------

               TRANSPORTATION - 2.5%
    B3         Sea Containers Ltd., 10.50%, 2012                                               1,000,000        1,031,250
    B1         Ship Finance International, Ltd., 8.50%, 2013                                     900,000          913,500
                                                                                                             ------------
                                                                                                                1,944,750
                                                                                                             ------------
               UTILITIES - 4.6%
    B2         AES Corporation (The), 8.75%, 2008                                                142,000          156,555
    B2         AES Corporation (The), 8.875%, 2011 (+)                                         1,250,000        1,439,063
   Ba2         Centerpoint Energy, Inc. 144A, 3.75%, 2023                                        125,000          136,563
   Baa1        Duke Energy Corporation, 1.75%, 2023 (+)                                          325,000          356,281
   Caa1        Sonat, Inc., 7.625%, 2011                                                         500,000          511,250
    B1         Williams Companies, Inc. (The), 7.125%, 2011                                      250,000          280,000
    B1         Williams Companies, Inc. (The), 8.125%, 2012                                      200,000          235,000
    B1         Williams Companies, Inc. (The), Series A, 7.50%, 2031                             500,000          512,500
                                                                                                             ------------
                                                                                                                3,627,212
                                                                                                             ------------

               TOTAL BONDS (identified cost, $71,522,064)                                                      74,990,330

               SECURITY LENDING COLLATERAL - 17.2%
               Bank of Montreal, 1.88%, due 11/24/04                                           2,450,981        2,450,981
               Bank of Nova Scotia, 1.76%, due 11/12/04                                        3,191,757        3,191,757
               Dexia Group, 2.04%, due 01/21/05                                                3,191,756        3,191,756
               Merrill Lynch Premier Institutional Money Market Fund                             584,145          584,145
               Merrimac Money Market Fund                                                        957,527          957,527
               Royal Bank of Scotland, 2.01%, due 01/20/05                                     3,191,756        3,191,756

               TOTAL SECURITY LENDING COLLATERAL (identified cost, $13,567,922)                                13,567,922

               REPURCHASE AGREEMENT - 2.8%
               Investors Bank & Trust Repurchase Agreement, 1.27% dated
               10/29/04, $2,227,294 due on 11/01/04 (secured by Federal
               Government Agency,
               5.625%, due on 7/25/27, with a value of $2,338,411), at cost                    2,227,058        2,227,058
                                                                                                             ------------

               TOTAL INVESTMENTS (identified cost, $87,317,044)                                                90,785,310

               Other assets, less liabilities - (15.1%)                                                       (11,884,385)
                                                                                                             ------------

               NET ASSETS - 100.0%                                                                           $ 78,900,925
                                                                                                             ============

       144A  Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2004, the aggregate market value of these securities was $13,003,449 or 16.48% of net assets.
       (+)   Denotes all or a portion of security on loan

  See notes to the financial statements.


                                                                                                                                 81

THE DLB FUND GROUP

STATEMENTS OF ASSETS AND LIABILITIES OCTOBER
31, 2004

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Enhanced
                                                                                    Core                           Index
                                                                                   Growth          Value         Core Equity
                                                                                    Fund            Fund            Fund
                                                                                ------------    ------------    ------------
ASSETS:
Investments:
  Investments at cost                                                           $ 72,388,769    $ 56,421,198    $ 31,742,828
  Net unrealized appreciation                                                      9,261,576      14,347,071       1,537,808
                                                                                ------------    ------------    ------------
     Total investments at value (a)                                               81,650,345      70,768,269      33,280,636

  Cash                                                                                    --              --              --
  Receivable for investments sold                                                         --         427,884       2,369,820
  Receivable for fund shares sold                                                     14,430           2,685             305
  Dividends receivable                                                                48,524         147,174          42,893
  Interest receivable                                                                  2,035             334             277
  Receivable from the investment manager                                                  --           1,014          10,115
                                                                                ------------    ------------    ------------
                                                                                  81,715,334      71,347,360      35,704,046
                                                                                ------------    ------------    ------------
LIABILITIES:
Payable for investments purchased                                                         --         529,815       2,722,999
Payable for fund shares redeemed                                                         408           5,981              --
Collateral for securities on loan                                                  4,319,550              --       2,898,598
Due to bank                                                                               --              --              --
Accrued management fees                                                               35,514          31,833          12,596
Accrued expenses                                                                      56,064          55,353          52,512
                                                                                ------------    ------------    ------------
                                                                                   4,411,536         622,982       5,686,705
                                                                                ------------    ------------    ------------
NET ASSETS                                                                      $ 77,303,798    $ 70,724,378    $ 30,017,341
                                                                                ============    ============    ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                               $128,609,035    $ 59,105,269    $ 40,397,007
  Unrealized appreciation of investments and translation of assets
     and liabilities in foreign currencies                                         9,261,576      14,347,071       1,537,808
  Accumulated net realized loss on investments and foreign currency
     transactions                                                                (60,566,813)     (2,732,685)    (11,917,722)
  Accumulated undistributed net investment income                                         --           4,723             248
                                                                                ------------    ------------    ------------
     Total                                                                      $ 77,303,798    $ 70,724,378    $ 30,017,341
                                                                                ============    ============    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                          9,210,232       4,456,374       3,017,888
                                                                                ============    ============    ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
  PER SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                                  $       8.39    $      15.87    $       9.95
                                                                                ============    ============    ============


----------------------------------------------------------------------------------------------------------------------------
(a)  Including securities on loan with market values of:                        $ 4,283,538     $         --    $  2,786,918
(b)  Shares reflect post reverse stock split transaction effective
     October 31, 2004.


See notes to financial statements.

--------------------------------------------------------------------------------------------
  Enhanced        Enhanced         Small           Small
   Index           Index       Capitalization     Company           Fixed           High
   Growth          Value           Value       Opportunities       Income           Yield
    Fund            Fund            Fund            Fund            Fund            Fund
------------    ------------    ------------    ------------    ------------    ------------
$ 24,551,398    $ 39,617,217    $ 99,436,882    $409,622,337    $ 19,312,454    $ 87,317,044
     727,190       3,339,061      17,554,153      71,375,214         413,769       3,468,266
------------    ------------    ------------    ------------    ------------    ------------
  25,278,588      42,956,278     116,991,035     480,997,551      19,726,223      90,785,310

          --              57              --              --              --              --
   1,330,800       2,221,420              --         626,925              --              --
       4,695          11,512          86,233           6,063              --         132,844
      12,241          79,853          64,337         225,545              --              --
         305             557           3,334           3,531         182,125       1,711,648
       8,106           5,511           8,177              --          12,342           4,029
------------    ------------    ------------    ------------    ------------    ------------
  26,634,735      45,275,188     117,153,116     481,859,615      19,920,690      92,633,831
------------    ------------    ------------    ------------    ------------    ------------

   1,738,168       2,619,642              --          52,541              --          70,000
       9,915           3,461         189,043      29,054,788              --           1,421
   3,511,968       4,100,445      14,110,782              --              --      13,567,922
          --              --              --          11,808              --             318
       8,924          16,014          70,710         401,903           6,698          32,374
      52,689          55,302          65,185         100,849          53,335          60,871
------------    ------------    ------------    ------------    ------------    ------------
   5,321,664       6,794,864      14,435,720      29,621,889          60,033      13,732,906
------------    ------------    ------------    ------------    ------------    ------------
$ 21,313,071    $ 38,480,324    $102,717,396    $452,237,726    $ 19,860,657    $ 78,900,925
============    ============    ============    ============    ============    ============

$ 26,917,852    $ 35,457,203    $ 85,412,856    $381,396,042    $ 19,794,012    $ 75,817,448

     727,190       3,339,061      17,554,153      71,375,214         413,769       3,468,266

  (6,331,971)       (320,966)       (249,613)       (533,530)       (352,689)       (393,229)
          --           5,026              --              --           5,565           8,440
------------    ------------    ------------    ------------    ------------    ------------
$ 21,313,071    $ 38,480,324    $102,717,396    $452,237,726    $ 19,860,657    $ 78,900,925
============    ============    ============    ============    ============    ============
   2,785,145       3,511,865       7,361,407      28,649,388       1,802,256(b)    7,593,955
============    ============    ============    ============    ============    ============

$       7.65    $      10.96    $      13.95    $      15.79    $      11.02    $      10.39
============    ============    ============    ============    ============    ============


--------------------------------------------------------------------------------------------
$  3,400,016    $  3,939,908    $ 13,535,212    $         --    $         --    $ 13,241,538

THE DLB FUND GROUP

STATEMENT OF OPERATIONS YEAR
ENDED OCTOBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Enhanced
                                                                                    Core                           Index
                                                                                   Growth          Value         Core Equity
                                                                                    Fund            Fund            Fund
                                                                                ------------    ------------    ------------
NET INVESTMENT INCOME:
  Interest (a)                                                                  $      9,370    $      8,795    $      2,208
  Dividends (b)                                                                      862,784       1,355,384         515,767
                                                                                ------------    ------------    ------------
                                                                                     872,154       1,364,179         517,975
                                                                                ------------    ------------    ------------

EXPENSES:
  Management fees                                                                    435,908         343,867         147,126
  Trustees' fees                                                                       6,839           6,839           6,839
  Custodian fees                                                                      86,879          72,425          62,942
  Accounting and audit fees                                                           24,288          24,287          24,288
  Registration fees                                                                   11,536          11,956          13,468
  Legal fees                                                                          23,153          23,153          23,153
  Transfer and dividend disbursing agent fees                                         11,408           9,669           7,371
  Miscellaneous                                                                       10,583           8,988           7,829
                                                                                ------------    ------------    ------------
                                                                                     610,594         501,184         293,016
  Reduction of expenses by investment manager                                             --          (1,014)        (86,357)
                                                                                ------------    ------------    ------------
     Net expenses                                                                    610,594         500,170         206,659
                                                                                ------------    ------------    ------------
     Net investment income                                                           261,560         864,009         311,316
                                                                                ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (identified cost basis)
                                                                                   3,618,535       3,881,588       2,473,760
  Change in unrealized appreciation (depreciation)                                 2,505,083       3,834,793        (256,379)
                                                                                ------------    ------------    ------------
     Net realized and unrealized gain on investments                               6,123,618       7,716,381       2,217,381
                                                                                ------------    ------------    ------------
     Net increase in net assets from operations                                 $  6,385,178    $  8,580,390    $  2,528,697
                                                                                ============    ============    ============


----------------------------------------------------------------------------------------------------------------------------
(a)  Interest income includes security lending income of:                       $      3,555    $      3,518    $      1,654
(b)  Dividend income is net of foreign withholding taxes of:                          10,696          19,252              --


See notes to financial statements.

--------------------------------------------------------------------------------------------
  Enhanced        Enhanced         Small           Small
   Index           Index       Capitalization     Company           Fixed           High
   Growth          Value           Value       Opportunities       Income           Yield
    Fund            Fund            Fund            Fund            Fund            Fund
------------    ------------    ------------    ------------    ------------    ------------
$      1,933    $      3,603    $     33,409    $    136,701    $    959,196    $  5,727,711
     221,402         816,315       1,034,748       3,181,088              --           5,065
------------    ------------    ------------    ------------    ------------    ------------
     223,335         819,918       1,068,157       3,317,789         959,196       5,732,776
------------    ------------    ------------    ------------    ------------    ------------

     105,832         163,945         731,572       4,834,134          82,352         316,614
       6,839           6,839           6,839           6,839           6,839           6,839
      55,951          75,061         118,562         505,071          48,564          85,255
      24,288          24,287          24,288          24,288          25,995          25,800
      13,176          13,236          13,348          24,363          10,317          17,244
      23,153          23,152          23,152          23,153          23,153          23,153
       6,563           6,588           9,841          39,470           6,140          10,776
       7,157           7,449           9,051          22,973           7,498           7,741
------------    ------------    ------------    ------------    ------------    ------------
     242,959         320,557         936,653       5,480,291         210,858         493,422
     (94,795)        (91,034)        (48,315)             --         (97,429)        (18,488)
------------    ------------    ------------    ------------    ------------    ------------
     148,164         229,523         888,338       5,480,291         113,429         474,934
------------    ------------    ------------    ------------    ------------    ------------
      75,171         590,395         179,819      (2,162,502)        845,767       5,257,842
------------    ------------    ------------    ------------    ------------    ------------



   1,153,084       3,301,806      15,370,411      21,184,929         162,662       1,682,611
    (461,243)        657,066         183,732      15,920,182         (12,783)        403,337
------------    ------------    ------------    ------------    ------------    ------------
     691,841       3,958,872      15,554,143      37,105,111         149,879       2,085,948
------------    ------------    ------------    ------------    ------------    ------------
$    767,012    $  4,549,267    $ 15,733,962    $ 34,942,609    $    995,646    $  7,343,790
============    ============    ============    ============    ============    ============


--------------------------------------------------------------------------------------------
$      1,620    $      2,838    $     14,523    $     15,242    $      1,328    $     36,288
          69              49           3,843              --              --              --

THE DLB FUND GROUP

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------
                                                                            Core
                                                                           Growth                          Value
                                                                            Fund                            Fund
                                                                ------------------------------------------------------------
                                                                    Year            Year            Year            Year
                                                                   Ended           Ended           Ended           Ended
                                                                 October 31,     October 31,     October 31,     October 31,
                                                                    2004            2003            2004            2003
                                                                ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                      $    261,560    $    427,884    $    864,009    $    908,235
     Net realized gain (loss) on investments                       3,618,535      (8,294,717)      3,881,588      (2,545,358)
     Net unrealized appreciation (depreciation)
       on investments and foreign currency                         2,505,083      22,894,379       3,834,793      11,999,169
                                                                ------------    ------------    ------------    ------------
                                                                   6,385,178      15,027,546       8,580,390      10,362,046
                                                                ------------    ------------    ------------    ------------

  Distributions to shareholders:
     From net investment income:                                    (637,101)       (207,476)     (1,583,025)       (693,020)
     From net realized gain on investments:                               --              --              --              --
     Return of capital                                                    --              --              --              --
                                                                ------------    ------------    ------------    ------------
                                                                    (637,101)       (207,476)     (1,583,025)       (693,020)
                                                                ------------    ------------    ------------    ------------

  Fund share transactions:
     Net proceeds from sales of shares                             4,589,461      47,345,265      18,078,502      26,693,904
     Net asset value of shares issued in
       reinvestment of distributions                                 637,101         207,476       1,580,558         692,044
     Cost of shares redeemed                                     (35,200,893)    (53,321,755)    (24,238,193)    (21,087,539)
                                                                ------------    ------------    ------------    ------------
                                                                 (29,974,331)     (5,769,014)     (4,579,133)      6,298,409
                                                                ------------    ------------    ------------    ------------
         Total increase (decrease) in net assets                 (24,226,254)      9,051,056       2,418,232      15,967,435

NET ASSETS:
  At beginning of year                                           101,530,052      92,478,996      68,306,146      52,338,711
                                                                ------------    ------------    ------------    ------------
  End of year                                                   $ 77,303,798    $101,530,052    $ 70,724,378    $ 68,306,146
                                                                ============    ============    ============    ============
  Net assets at end of period includes accumulated
     undistributed net investment income                        $         --    $    373,311    $      4,723    $    723,739
                                                                ============    ============    ============    ============


See notes to financial statements.

--------------------------------------------------------------------------------------------
          Enhanced                        Enhanced                        Enhanced
            Index                           Index                           Index
         Core Equity                       Growth                           Value
            Fund                            Fund                            Fund
----------------------------    ----------------------------    ----------------------------
    Year            Year            Year            Year            Year            Year
   Ended           Ended           Ended           Ended           Ended           Ended
 October 31,     October 31,     October 31,     October 31,     October 31,     October 31,
    2004            2003            2004            2003            2004            2003
------------    ------------    ------------    ------------    ------------    ------------
$    311,316    $    273,201    $     75,171    $     72,014    $    590,395    $    456,433
   2,473,760      (2,130,976)      1,153,084      (1,396,151)      3,301,806        (864,803)

    (256,379)      6,309,821        (461,243)      4,861,192         657,066       5,399,740
------------    ------------    ------------    ------------    ------------    ------------
   2,528,697       4,452,046         767,012       3,537,055       4,549,267       4,991,370
------------    ------------    ------------    ------------    ------------    ------------

    (529,651)       (249,978)       (121,440)        (42,489)       (953,740)       (364,287)
          --              --              --              --        (875,669)             --
          --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------
    (529,651)       (249,978)       (121,440)        (42,489)     (1,829,409)       (364,287)
------------    ------------    ------------    ------------    ------------    ------------

   1,169,617       1,071,630         895,863       1,713,590       6,678,048       1,799,714

     528,584         249,489         121,440          42,489       1,829,409         364,287
  (1,082,403)     (2,040,217)       (503,399)       (512,742)     (1,088,967)       (510,272)
------------    ------------    ------------    ------------    ------------    ------------
     615,798        (719,098)        513,904       1,243,337       7,418,490       1,653,729
------------    ------------    ------------    ------------    ------------    ------------
   2,614,844       3,482,970       1,159,476       4,737,903      10,138,348       6,280,812

  27,402,497      23,919,527      20,153,595      15,415,692      28,341,976      22,061,164
------------    ------------    ------------    ------------    ------------    ------------
$ 30,017,341    $ 27,402,497    $ 21,313,071    $ 20,153,595    $ 38,480,324    $ 28,341,976
============    ============    ============    ============    ============    ============

$        248    $    218,123    $         --    $     45,511    $      5,026    $    374,234
============    ============    ============    ============    ============    ============

THE DLB FUND GROUP

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------
                                                                            Small                           Small
                                                                       Capitalization                      Company
                                                                            Value                       Opportunities
                                                                            Fund                            Fund
                                                                ------------------------------------------------------------
                                                                    Year            Year            Year            Year
                                                                   Ended           Ended           Ended           Ended
                                                                 October 31,     October 31,     October 31,     October 31,
                                                                    2004            2003            2004            2003
                                                                ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income (loss)                               $    179,819    $    249,087    $ (2,162,502)   $ (1,311,319)
     Net realized gain (loss) on investments                      15,370,411      (2,077,722)     21,184,929      (1,238,042)
     Net unrealized appreciation (depreciation)
       on investments and foreign currency                           183,732      23,959,968      15,920,182     104,173,567
                                                                ------------    ------------    ------------    ------------
                                                                  15,733,962      22,131,333      34,942,609     101,624,206
                                                                ------------    ------------    ------------    ------------
  Distributions to shareholders:
     From net investment income:                                    (282,875)       (283,659)             --              --
     From net realized gain on investments:                       (8,667,195)             --     (17,734,042)     (7,710,524)
     Return of capital:                                                   --              --              --         (33,396)
                                                                ------------    ------------    ------------    ------------
                                                                  (8,950,070)       (283,659)    (17,734,042)     (7,743,920)
                                                                ------------    ------------    ------------    ------------
  Fund share transactions:
     Net proceeds from sales of shares                            52,819,647      18,808,805     186,099,975     194,487,542
     Net asset value of shares issued in
       reinvestment of distributions                               7,414,343         283,659      17,329,181       7,717,889
     Cost of shares redeemed                                     (47,465,394)    (17,096,778)   (219,371,690)   (144,999,036)
                                                                ------------    ------------    ------------    ------------
                                                                  12,768,596       1,995,686     (15,942,534)     57,206,395
                                                                ------------    ------------    ------------    ------------
       Total increase (decrease) in net assets                    19,552,488      23,843,360       1,266,033     151,086,681

NET ASSETS:
  At beginning of year                                            83,164,908      59,321,548     450,971,693     299,885,012
                                                                ------------    ------------    ------------    ------------
  End of year                                                   $102,717,396    $ 83,164,908    $452,237,726    $450,971,693
                                                                ============    ============    ============    ============
  Net assets at end of period includes accumulated
     undistributed net investment income                        $         --    $    113,713    $         --    $         --
                                                                ============    ============    ============    ============

------------------------------------------------------------
            Fixed                           High
           Income                           Yield
            Fund                            Fund
----------------------------    ----------------------------
    Year            Year            Year            Year
   Ended           Ended           Ended           Ended
 October 31,     October 31,     October 31,     October 31,
    2004            2003            2004            2003
------------    ------------    ------------    ------------
$    845,767    $    997,586    $  5,257,842    $  2,833,155
     162,662         145,571       1,682,611       1,401,500

     (12,783)         56,073         403,337       4,461,037
------------    ------------    ------------    ------------
     995,646       1,199,230       7,343,790       8,695,692
------------    ------------    ------------    ------------

    (890,791)     (1,038,928)     (5,305,714)     (2,841,182)
          --              --              --              --
          --              --              --              --
------------    ------------    ------------    ------------
    (890,791)     (1,038,928)     (5,305,714)     (2,841,182)
------------    ------------    ------------    ------------

   1,000,000         613,000      22,688,974      16,398,300

     809,241         919,167       5,172,102       2,766,545
  (3,611,184)     (2,420,919)     (1,549,856)       (171,500)
------------    ------------    ------------    ------------
  (1,801,943)       (888,752)     26,311,220      18,993,345
------------    ------------    ------------    ------------
  (1,697,088)       (728,450)     28,349,296      24,847,855


  21,557,745      22,286,195      50,551,629      25,703,774
------------    ------------    ------------    ------------
$ 19,860,657    $ 21,557,745    $ 78,900,925    $ 50,551,629
============    ============    ============    ============

$      5,565    $     19,382    $      8,440    $     35,093
============    ============    ============    ============

DLB CORE GROWTH FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                           Years Ended October 31,
                                                ----------------------------------------------------------------------------
                                                    2004            2003            2002            2001            2000
                                                ------------    ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $       7.83    $       6.85    $       8.33    $      14.65    $      12.93
                                                ------------    ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income (loss)                        .04             .04             .02              -- (a)        (.01)
     Net realized and unrealized gain (loss)
     on investments                                      .59             .96           (1.49)          (4.85)           2.36
                                                ------------    ------------    ------------    ------------    ------------
                                                         .63            1.00           (1.47)          (4.85)           2.35
                                                ------------    ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.07)           (.02)           (.01)             -- (a)        (.02)
     From net realized gain on investments                --              --              --           (1.47)           (.61)
                                                ------------    ------------    ------------    ------------    ------------
                                                        (.07)           (.02)           (.01)          (1.47)           (.63)
                                                ------------    ------------    ------------    ------------    ------------

  Net asset value - end of year                 $       8.39    $       7.83    $       6.85    $       8.33    $      14.65
                                                ============    ============    ============    ============    ============

  Total return                                         8.05%          14.56%         (17.71%)        (35.74%)         18.57%


Ratios and Supplemental Data:
  Ratio of expenses to average net assets              0.77%           0.75%           0.74%           0.73%           0.69%
  Ratio of net investment income (loss) to
     average net assets                                0.33%           0.41%           0.16%           0.05%          (0.09%)
  Portfolio turnover                                     28%             83%             43%             51%             96%
  Net assets at end of year (000 omitted)       $     77,304    $    101,530    $     92,479    $    112,222    $    156,920

(a)  Amount was less than $.01 per share.


See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                           Years Ended October 31,
                                                ----------------------------------------------------------------------------
                                                    2004            2003            2002            2001            2000
                                                ------------    ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $      14.15    $      12.25    $      12.96    $      13.72    $      14.91
                                                ------------    ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income                               .23             .18             .15             .21             .39
     Net realized and unrealized gain (loss)
     on investments                                     1.87            1.87            (.67)           (.69)           (.21)
                                                ------------    ------------    ------------    ------------    ------------
                                                        2.10            2.05            (.52)           (.48)            .18
                                                ------------    ------------    ------------    ------------    ------------


  Less distributions to shareholders:
     From net investment income                         (.38)           (.15)           (.19)           (.28)           (.33)
     From net realized gain on investments                --              --              --              --           (1.04)
                                                ------------    ------------    ------------    ------------    ------------
                                                        (.38)           (.15)           (.19)           (.28)          (1.37)
                                                ------------    ------------    ------------    ------------    ------------

  Net asset value - end of year                 $      15.87    $      14.15    $      12.25    $      12.96    $      13.72
                                                ============    ============    ============    ============    ============

  Total return                                        15.00%          16.87%          (4.08%)         (3.69%)          1.93%


  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.80%           0.80%           0.80%           0.80%           0.79%
     Ratio of net investment income to average
        net assets                                     1.38%           1.43%           1.14%           1.49%           1.73%
     Portfolio turnover                                  30%             49%             24%             26%             41%
     Net  assets at end of year (000 omitted)   $     70,724    $     68,306    $     52,339    $     49,835    $     56,431


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                         $       0.23    $       0.18    $       0.15    $       0.20    $         --
  Ratios (to average net assets):
     Expenses                                          0.80%           0.82%           0.83%           0.86%              --
     Net investment income                             1.38%           1.41%           1.11%           1.43%              --


See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                           Years Ended October 31,
                                                ----------------------------------------------------------------------------
                                                    2004            2003            2002            2001            2000
                                                ------------    ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $       9.28    $       7.82    $       9.29    $      17.36    $      17.25
                                                ------------    ------------    ------------    ------------    ------------
  Income from investment operations:
     Net investment income (loss)                        .11             .09             .08             .05            (.06)
     Net realized and unrealized gain (loss)
        on investments                                   .74            1.45           (1.48)          (5.22)           2.25
                                                ------------    ------------    ------------    ------------    ------------
                                                         .85            1.54           (1.40)          (5.17)           2.19
                                                ------------    ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.18)           (.08)           (.07)             --              --
     From net realized gain on investments                --              --              --           (2.90)          (2.08)
                                                ------------    ------------    ------------    ------------    ------------
                                                        (.18)           (.08)           (.07)          (2.90)          (2.08)
                                                ------------    ------------    ------------    ------------    ------------

  Net asset value - end of year                 $       9.95    $       9.28    $       7.82    $       9.29    $      17.36
                                                ============    ============    ============    ============    ============


  Total return                                         9.17%          19.93%         (15.22%)        (33.06%)(a)      12.84%

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.70%           0.70%           0.70%           0.73% (a)       0.90%
     Ratio of net investment income (loss) to
        average net assets                             1.06%           1.11%           0.91%           0.45%          (0.35%)
     Portfolio turnover                                 116%             90%            101%            220%            144%
     Net assets at end of year (000 omitted)    $     30,017    $     27,402    $     23,920    $     28,236    $     48,662


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets commencing December 18, 2000 and 0.90% of the average daily net assets from commencement of operations through December 17, 2000. Without such agreement the investment income (loss) per share and ratios would have been:


  Net investment income (loss)                  $       0.08    $       0.05    $       0.05    $       0.01    $      (0.09)
  Ratios (to average net assets):
     Expenses                                          1.00%           1.18%           1.08%           1.06%           1.05%
     Net investment income (loss)                      0.76%           0.63%           0.53%           0.12%          (0.50%)

(a) Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 through December 17, 2000.


See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------

                                                           Years Ended October 31,              Period Ended
                                                --------------------------------------------     October 31,
                                                    2004            2003            2002            2001 ***
                                                ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $       7.41    $       6.12    $       7.66    $      10.00
                                                ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income                               .02             .03             .02              -- (a)
     Net realized and unrealized gain (loss)
        on investments                                   .26            1.28           (1.55)          (2.34)
                                                ------------    ------------    ------------    ------------
                                                         .28            1.31           (1.53)          (2.34)
                                                ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.04)           (.02)           (.01)             --
                                                ------------    ------------    ------------    ------------

  Net asset value - end of year                 $       7.65    $       7.41    $       6.12    $       7.66
                                                ============    ============    ============    ============

  Total return                                         3.83%          21.42%         (20.03%)        (23.40%)**

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.70%           0.70%           0.70%           0.70% *
     Ratio of net investment income (loss)
        to average net assets                          0.36%           0.41%           0.20%          (0.02%)*
     Portfolio turnover                                 112%             69%             65%             68% **
     Net assets at end of year (000 omitted)    $     21,313    $     20,154    $     15,416    $     19,186


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the
Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:


  Net investment loss                           $      (0.01)   $      (0.02)   $      (0.03)   $      (0.04)
  Ratios (to average net assets):
     Expenses                                          1.15%           1.40%           1.29%           1.24% *
     Net investment loss                              (0.09%)         (0.29%)         (0.39%)         (0.56%)*

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.
(a)  Amount was less than $.01 per share.


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------

                                                           Years Ended October 31,              Period Ended
                                                --------------------------------------------     October 31,
                                                    2004            2003            2002            2001 ***
                                                ------------    ------------    ------------    ------------

Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $      10.01    $       8.35    $       9.18    $      10.00
                                                ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income                               .18             .17             .14             .11
     Net realized and unrealized gain (loss)
        on investments                                  1.34            1.63            (.83)           (.93)
                                                ------------    ------------    ------------    ------------
                                                        1.52            1.80            (.69)           (.82)
                                                ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.31)           (.14)           (.14)             --
     From net realized gain on investments              (.26)             --              --              --
                                                ------------    ------------    ------------    ------------
                                                        (.57)           (.14)           (.14)             --
                                                ------------    ------------    ------------    ------------

  Net asset value - end of year                 $      10.96    $      10.01    $       8.35    $       9.18
                                                ============    ============    ============    ============

  Total return                                        15.31%          21.87%          (7.79%)         (8.20%)**

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.70%           0.70%           0.70%           0.70% *
     Ratio of net investment income to
        average net assets                             1.80%           1.86%           1.49%           1.26% *
     Portfolio turnover                                 102%             94%            115%             65% **
     Net assets at end of year (000 omitted)    $     38,480    $     28,342    $     22,061    $     22,951


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the
Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment loss                           $       0.15    $       0.12    $       0.09    $       0.07
  Ratios (to average net assets):
     Expenses                                          0.98%           1.22%           1.19%           1.16% *
     Net investment loss                               1.52%           1.34%           1.00%           0.80% *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.


See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------

                                                           Years Ended October 31,              Period Ended
                                                --------------------------------------------     October 31,
                                                    2004            2003            2002            2001 ***
                                                ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $      12.80    $       9.31    $       9.71    $      10.00
                                                ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income                               .02             .03             .06             .06
     Net realized and unrealized gain (loss)
        on investments                                  2.22            3.50            (.14)           (.34)
                                                ------------    ------------    ------------    ------------
                                                        2.24            3.53            (.08)           (.28)
                                                ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.04)           (.04)           (.07)           (.01)
     From net realized gain on investments             (1.05)             --            (.25)             --
                                                ------------    ------------    ------------    ------------
                                                       (1.09)           (.04)           (.32)           (.01)
                                                ------------    ------------    ------------    ------------

  Net asset value - end of year                 $      13.95    $      12.80    $       9.31    $       9.71
                                                ============    ============    ============    ============

  Total return                                        17.48%          38.13%          (1.08%)         (2.90%)**

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.85%           0.85%           0.85%           0.85% *
     Ratio of net investment income to
        average net assets                             0.17%           0.39%           0.52%           0.66% *
     Portfolio turnover                                  66%             65%             40%             31% **
     Net assets at end of year (000 omitted)    $    102,717    $     83,165    $     59,322    $     59,343


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the
Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                         $       0.02    $       0.02    $       0.04    $       0.05
  Ratios (to average net assets):
     Expenses                                          0.90%           0.98%           0.99%           0.99% *
     Net investment income                             0.13%           0.26%           0.38%           0.52% *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.


See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                          Years Ended October 31,
                                                ----------------------------------------------------------------------------
                                                    2004            2003            2002            2001            2000
                                                ------------    ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $      15.16    $      11.76    $      13.95    $      12.72    $       8.89
                                                ------------    ------------    ------------    ------------    ------------
  Income from investment operations:
     Net investment income (loss)                       (.08)           (.04)           (.03)            .02             .02
     Net realized and unrealized gain (loss)
        on investments                                  1.31            3.74           (1.13)           2.57            3.96
                                                ------------    ------------    ------------    ------------    ------------
                                                        1.23            3.70           (1.16)           2.59            3.98
                                                ------------    ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                           --              --            (.02)           (.02)             --
     From net realized gain on investments              (.60)           (.30)          (1.01)          (1.34)           (.15)
     Tax return of capital                                --              -- (a)          --              --              --
                                                ------------    ------------    ------------    ------------    ------------
                                                        (.60)           (.30)          (1.03)          (1.36)           (.15)
                                                ------------    ------------    ------------    ------------    ------------

  Net asset value - end of year                 $      15.79    $      15.16    $      11.76    $      13.95    $      12.72
                                                ============    ============    ============    ============    ============

  Total return                                         8.13%          32.08%          (9.66%)         23.02%          45.92%

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           1.13%           1.14%           1.15%           1.19%           1.30%
     Ratio of net investment income (loss)
        to average net assets                         (0.45%)         (0.37%)         (0.26%)          0.20%           0.30%
     Portfolio turnover                                  43%             53%             51%            115%            114%
     Net assets at end of year (000 omitted)    $    452,238    $    450,972    $    299,885    $    220,957    $     84,599


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:


  Net investment income                         $         --    $         --    $         --    $         --    $       0.02
  Ratios (to average net assets):
     Expenses                                             --              --              --              --           1.34%
     Net investment income                                --              --              --              --           0.26%

(a)  Amount was less than $.01 per share.


See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                          Years Ended October 31,
                                                ----------------------------------------------------------------------------
                                                    2004 *          2003 *          2002 *(b)       2001 *          2000 *
                                                ------------    ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $      10.97    $      10.89    $      11.18    $      10.47    $      10.49
                                                ------------    ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income                               .45             .52             .59             .64             .64
     Net realized and unrealized gain (loss)
        on investments                                   .08             .10            (.29)            .72            (.03)
                                                ------------    ------------    ------------    ------------    ------------
                                                         .53             .62             .30            1.36             .61
                                                ------------    ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.48)           (.54)           (.59)           (.65)           (.63)
     From net realized gain on investments                --              --              --              --              -- (a)
                                                ------------    ------------    ------------    ------------    ------------
                                                        (.48)           (.54)           (.59)           (.65)           (.63)
                                                ------------    ------------    ------------    ------------    ------------

  Net asset value - end of year                 $      11.02    $      10.97    $      10.89    $      11.18    $      10.47
                                                ============    ============    ============    ============    ============

  Total return                                         4.94%           5.79%           2.89%          13.33%           6.14%

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.55%           0.55%           0.55%           0.55%           0.55%
     Ratio of net investment income to average
        net assets                                     4.11%           4.65%           5.35%           6.06%           6.14%
     Portfolio turnover                                  82%             81%             75%             50%             88%
     Net assets at end of year (000 omitted)    $     19,861    $     21,558    $     22,286    $     27,337    $     31,880


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                         $       0.39    $       0.44    $       0.52    $       0.57    $       0.58
  Ratios (to average net assets):
     Expenses                                          1.02%           1.11%           0.98%           0.97%           0.91%
     Net investment income                             3.63%           4.09%           4.92%           5.64%           5.78%

*    Amounts have been restated to reflect a reverse stock split. (see Note 9)
(a)  Amount was less than $.01 per share.
(b) The Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 increased net investment income by less than $0.01 per share, decreased net realized and unrealized gains and losses by less than $0.01 per share and increased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


See notes to financial statements.

DLB HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------

                                                                    Years Ended October 31,                     Period Ended
                                                ------------------------------------------------------------     October 31,
                                                    2004            2003            2002 (b)        2001            2000 ***
                                                ------------    ------------    ------------    ------------    ------------
Per share data (for a share outstanding
throughout each period):
  Net asset value - beginning of year           $      10.05    $       8.27    $       8.94    $       9.88    $      10.00
                                                ------------    ------------    ------------    ------------    ------------

  Income from investment operations:
     Net investment income                               .84             .82             .74             .79             .09
     Net realized and unrealized gain (loss)
        on investments                                   .35            1.79            (.67)           (.94)           (.12)
                                                ------------    ------------    ------------    ------------    ------------
                                                        1.19            2.61             .07            (.15)           (.03)
                                                ------------    ------------    ------------    ------------    ------------

  Less distributions to shareholders:
     From net investment income                         (.85)           (.83)           (.74)           (.79)           (.09)
     From net realized gain on investments                --              --              --              -- (a)          --
                                                ------------    ------------    ------------    ------------    ------------
                                                        (.85)           (.83)           (.74)           (.79)           (.09)
                                                ------------    ------------    ------------    ------------    ------------

  Net asset value - end of year                 $      10.39    $      10.05    $       8.27    $       8.94    $       9.88
                                                ============    ============    ============    ============    ============

  Total return                                        12.32%          33.04%           0.48%          (1.58%)         (0.30%)**


  Ratios and Supplemental Data:
     Ratio of expenses to average net assets           0.75%           0.75%           0.75%           0.75%           0.75% *
     Ratio of net investment income to average
        net assets                                     8.30%           8.98%           8.43%           8.35%           6.01% *
     Portfolio turnover                                  70%            103%             73%             77%              5% **
     Net assets at end of year (000 omitted)    $     78,901    $     50,552    $     25,704    $     24,637    $     24,917


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.75% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                         $       0.84    $       0.80    $       0.72    $       0.76    $       0.07
  Ratios (to average net assets):
     Expenses                                          0.78%           1.02%           1.04%           1.07%           2.12% *
     Net investment income                             8.27%           8.71%           8.14%           8.03%           4.64% *

*    Annualized.
**   Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.
(a)  Amount was less than $.01 per share.
(b) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 decreased net investment income by less than $0.01 per share, increased net realized and unrealized gains and losses by less than $0.01 per share, and decreased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


See notes to financial statements.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. BUSINESS AND ORGANIZATION

The DLB Fund Group (renamed the MassMutual Premier Funds, effective November 1,
2004)(the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2004, the Trust offered ten diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Fixed Income Fund, the DLB High Yield Fund and the DLB Enhanced Index Value Fund II. Effective November 1, 2004, the Funds will be renamed respectively, MassMutual Premier Core Growth Fund, MassMutual Premier Value Fund, MassMutual Premier Enhanced Index Core Equity Fund, MassMutual Premier Enhanced Index Growth Fund, MassMutual Premier Enhanced Index Value Fund, MassMutual Premier Small Capitalization Value Fund, MassMutual Premier Small Company Opportunities Fund, MassMutual Premier Core Bond Fund and MassMutual Premier High Yield Fund. The DLB Enhanced Index Value Fund II is presented in separate financial statements.

REVERSE STOCK SPLIT - The Trustees of the Trust approved a reverse stock split for the DLB Fixed Income Fund. The reverse stock split was effective as of October 31, 2004. The reverse stock split was effected in connection with the decision to merge the DLB Fixed Income Fund with a mutual fund managed by MassMutual Life Insurance Company ("MassMutual"). Babson is a subsidiary of MassMutual. The shares of the DLB Fixed Income Fund were given a conversion factor of 0.964283289612952 based on the closing NAV on October 29, 2004. Each shareholder may determine the number of shares owned as a result of the reverse stock split by multiplying the number of shares owned immediately prior to the reverse stock split by the conversion factor. The reverse stock split did not result in a change to shareholder account balances.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges are valued at last quoted sale prices of its primary exchange except NASDAQ traded securities, which are priced at the NASDAQ official closing price. Listed equity securities for which last sale prices are not available are valued at the closing bid price. Unlisted equity securities for which market quotations are unavailable are valued at the most recent quoted bid price. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees ("Trustees") or pursuant to procedures approved by the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, unless conditions dictate otherwise.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

OPTIONS - The Funds may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by among other things, buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Funds enter into and terminate a futures contract, the Funds realize a gain or loss. The Funds may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Funds may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of a hedge, the manager's ability to forecast market or interest rate movements correctly, a Fund's potential inability to close out its futures or related options positions, the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to the Fund. Certain regulatory requirements may also limit a Fund's ability to engage in futures and related options transactions. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Funds may lend their securities to parties that the manager or sub-advisor believe have relatively high credit standing. For each loan, the Fund's securities lending agent is required to initially receive cash collateral at least equal to 102% of the market value of the securities loaned and thereafter is required to request on a daily basis, if required, additional cash collateral such that the value of the cash collateral is at least equal to 100% of the market value of the securities loaned. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. Each Fund receives compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At October 31, 2004, the Funds had loaned securities which were collaterized by cash. The cash collateral received was invested in other short-term instruments. The market values of the securities on loan at October 31, 2004 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

DELAYED DELIVERY COMMITMENTS - Each Fund may purchase or sell securities on a when-issued, delayed delivery or on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed. Such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments, after giving effect to any available capital loss carryovers. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099DIV.

Foreign taxes are withheld with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

During the year ended October 31, 2004, the following reclassifications were made due to differences in book and tax accounting:


                                                   ACCUMULATED
                                                   NET REALIZED    UNDISTRIBUTED
                                                  GAIN(LOSS) ON   NET INVESTMENT
FUND                             PAID IN CAPITAL   INVESTMENTS     INCOME (LOSS)
--------------------------------------------------------------------------------
Core Growth Fund                   $   (2,229)     $        (1)     $     2,230
Value Fund                                  2               (2)             --
Enhanced Index Core Equity Fund        (4,023)           3,563              460
Enhanced Index Growth Fund             (1,491)             733              758
Enhanced Index Value Fund                (461)           6,324           (5,863)
Small Capitalization Value Fund     4,711,123       (4,700,466)         (10,657)
Small Company Opportunities Fund       33,396       (2,195,898)       2,162,502
Fixed Income Fund                         --           (31,207)          31,207
High Yield Fund                        10,932          (32,151)          21,219

These changes had no effect on the net assets or net asset value per share.

At October 31, 2004, the Funds had available, for federal income tax purposes, unused capital loss carryovers as follows:

FUND                                             AMOUNT          EXPIRATION DATE
--------------------------------------------------------------------------------
Core Growth Fund                               $23,782,437      October 31, 2009
Core Growth Fund                                26,380,390      October 31, 2010
Core Growth Fund                                 9,485,389      October 31, 2011
Value Fund                                         211,157      October 31, 2009
Value Fund                                       2,363,029      October 31, 2011
Enhanced Index Core Equity Fund                  5,807,377      October 31, 2009
Enhanced Index Core Equity Fund                  3,373,077      October 31, 2010
Enhanced Index Core Equity Fund                  1,901,023      October 31, 2011
Enhanced Index Growth Fund                         913,575      October 31, 2009
Enhanced Index Growth Fund                       3,579,361      October 31, 2010
Enhanced Index Growth Fund                       1,400,569      October 31, 2011
Fixed Income Fund                                  341,509      October 31, 2008
High Yield Fund                                    307,197      October 31, 2010

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

                                                        LONG TERM       RETURN
FUND                                ORDINARY INCOME    CAPITAL GAIN   OF CAPITAL
----                                ---------------    ------------   ----------
Core Growth Fund                       $  637,101       $       --     $     --
Value Fund                              1,583,025               --           --
Enhanced Index Core Equity Fund           529,651               --           --
Enhanced Index Growth Fund                121,440               --           --
Enhanced Index Value Fund                 937,917           891,492          --
Small Capitalization Value Fund           783,704         8,166,366          --
Small Company Opportunities Fund        2,374,021        15,360,021          --
Fixed Income Fund                         890,791               --           --
High Yield Fund                         5,305,714               --           --

The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                         LONG TERM       RETURN
FUND                                ORDINARY INCOME    CAPITAL GAIN   OF CAPITAL
----                                ---------------    ------------   ----------
Core Growth Fund                       $  207,476       $      --      $     --
Value Fund                                693,020              --            --
Enhanced Index Core Equity Fund           249,978              --            --
Enhanced Index Growth Fund                 42,489              --            --
Enhanced Index Value Fund                 364,287              --            --
Small Capitalization Value Fund           283,659              --            --
Small Company Opportunities Fund        3,138,553        4,571,971       33,396
Fixed Income Fund                       1,038,928              --            --
High Yield Fund                         2,841,182              --            --

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                   LONG TERM
                                                  CAPITAL GAIN/     UNREALIZED
                                 UNDISTRIBUTED   (CAPITAL LOSS    APPRECIATION/
FUND                            ORDINARY INCOME    CARRYOVER)    (DEPRECIATION)*
----                            ---------------    ----------    ---------------
Core Growth Fund                    $    --      $(59,648,216)     $ 8,342,979
Value Fund                             4,723       (2,574,186)      14,188,572
Enhanced Index Core Equity Fund          --       (11,081,477)         701,811
Enhanced Index Growth Fund               --        (5,893,505)         288,724
Enhanced Index Value Fund                --           209,221        2,813,900
Small Capitalization Value Fund          --               --        17,304,540
Small Company Opportunities Fund     261,178              --        70,580,506
Fixed Income Fund                      2,171         (341,509)         405,983
High Yield Fund                          --          (307,197)       3,390,674

------------------------
* Includes unrealized appreciation (depreciation) on investments, derivatives, and foreign currency denominated assets and liabilities, if any.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

Pursuant to Section 852 of the Code, the following Funds designated capital gain distributions for the year ended October 31, 2004 as follows:

FUND                                                             AMOUNT
----                                                             ------
Enhanced Index Value Fund                                      $ 891,492
Small Capitalization Value Fund                                8,166,366

3. TRANSACTIONS WITH AFFILIATES

During the reporting period, the Funds engaged Babson Capital Management LLC (formerly David L. Babson & Company Inc.) to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon effective annual rates applied to each of the Fund's average daily net assets. For the year ended October 31, 2004, each Fund paid advisory fees as follows:


FUND                                                 AMOUNT       EFFECTIVE RATE
----                                                 ------       --------------
Core Growth Fund                                   $ 435,908           0.55%
Value Fund                                           343,867           0.55%
Enhanced Index Core Equity Fund                      147,126           0.50%
Enhanced Index Growth Fund                           105,832           0.50%
Enhanced Index Value Fund                            163,945           0.50%
Small Capitalization Value Fund                      731,572           0.70%
Small Company Opportunities Fund                   4,834,134           1.00%
Fixed Income Fund                                     82,352           0.40%
High Yield Fund                                      316,614           0.50%

During the reporting period, Babson agreed to pay a Fund's operating expenses or waive fees to the extent that a Fund's aggregate expenses exceed a specified percentage of average daily net assets. For the year ended October 31, 2004, the Fund expenses borne by Babson and the corresponding expense limitation percentages were as follows:



FUND                                                  AMOUNT        PERCENTAGE
----                                                  ------        ----------
Core Growth Fund                                     $   --            0.80%
Value Fund                                             1,014           0.80%
Enhanced Index Core Equity Fund                       86,357           0.70%
Enhanced Index Growth Fund                            94,795           0.70%
Enhanced Index Value Fund                             91,034           0.70%
Small Capitalization Value Fund                       48,315           0.85%
Small Company Opportunities Fund                         --            1.30%
Fixed Income Fund                                     97,429           0.55%
High Yield Fund                                       18,488           0.75%

Except for Trustees of each Fund who are not employees of Babson, the Funds pay no compensation directly to Trustees who are also officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson or its parent, Massachusetts Mutual Life Insurance Company.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

4. PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2004, for each of the Funds were as follows:

                                                      PURCHASES
                                   ---------------------------------------------
FUND                               U.S. GOVERNMENT  NON-GOVERNMENT      TOTAL
----                               ---------------  --------------      -----

Core Growth Fund                   $        --       $ 22,057,302   $ 22,057,302
Value Fund                                  --         18,352,579     18,352,579
Enhanced Index Core Equity Fund             --         34,903,679     34,903,679
Enhanced Index Growth Fund                  --         24,478,537     24,478,537
Enhanced Index Value Fund                   --         40,057,923     40,057,923
Small Capitalization Value Fund             --         66,594,326     66,594,326
Small Company Opportunities Fund            --        201,787,550    201,787,550
Fixed Income Fund                     9,239,774         6,628,207     15,867,981
High Yield Fund                             --         66,422,495     66,422,495


                                                        SALES
                                   ---------------------------------------------
FUND                               U.S. GOVERNMENT  NON-GOVERNMENT      TOTAL
----                               ---------------  --------------      -----

Core Growth Fund                   $        --       $ 50,974,202   $ 50,974,202
Value Fund                                  --         23,671,316     23,671,316
Enhanced Index Core Equity Fund             --         34,111,822     34,111,822
Enhanced Index Growth Fund                  --         23,656,693     23,656,693
Enhanced Index Value Fund                   --         33,579,273     33,579,273
Small Capitalization Value Fund             --         65,228,001     65,228,001
Small Company Opportunities Fund            --        192,403,303    192,403,303
Fixed Income Fund                    10,685,397         6,632,763     17,318,160
High Yield Fund                             --         42,609,686     42,609,686

At October 31, 2004, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                       GROSS          GROSS           NET
                                       AGGREGATE     UNREALIZED     UNREALIZED     UNREALIZED
FUND                                      COST      APPRECIATION   DEPRECIATION   APPRECIATION
----------------------------------------------------------------------------------------------
Core Growth Fund                     $ 73,307,366   $ 10,161,444    $ 1,818,465    $ 8,342,979
Value Fund                             56,579,697     14,299,944        111,372     14,188,572
Enhanced Index Core Equity Fund        32,578,825      1,623,192        921,381        701,811
Enhanced Index Growth Fund             24,989,864      1,182,018        893,294        288,724
Enhanced Index Value Fund              40,142,378      3,400,037        586,137      2,813,900
Small Capitalization Value Fund        99,686,495     19,578,883      2,274,343     17,304,540
Small Company Opportunities Fund      410,417,045     87,962,032     17,381,526     70,580,506
Fixed Income Fund                      19,320,240        554,813        148,830        405,983
High Yield Fund                        87,394,636      3,963,836        573,162      3,390,674

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of the DLB Fund Group permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
CORE GROWTH FUND                                        2004             2003
----------------                                    -----------      -----------
Shares sold                                            554,389        6,627,968
Shares issued in reinvestment of distributions          77,431           30,377
Redemptions                                         (4,387,963)      (7,201,132)
                                                    -----------      -----------
Net decrease                                        (3,756,143)        (542,787)
                                                    ===========      ===========

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
VALUE FUND                                              2004             2003
----------                                          -----------      -----------
Shares sold                                          1,191,238        2,127,613
Shares issued in reinvestment of distributions         104,244           57,670
Redemptions                                         (1,665,116)      (1,631,179)
                                                    -----------      -----------
Net increase (decrease)                               (369,634)         554,104
                                                    ===========      ===========

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
ENHANCED INDEX CORE EQUITY FUND                         2004             2003
-------------------------------                     -----------      -----------
Shares sold                                            120,396          131,943
Shares issued in reinvestment of distributions          53,944           32,528
Redemptions                                           (109,939)        (269,578)
                                                    -----------      -----------
Net increase (decrease)                                 64,401         (105,107)
                                                    ===========      ===========

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
ENHANCED INDEX GROWTH FUND                              2004             2003
--------------------------                          -----------      -----------
Shares sold                                            116,674          269,222
Shares issued in reinvestment of distributions          15,825            7,129
Redemptions                                            (65,797)         (76,447)
                                                    -----------      -----------
Net increase                                            66,702          199,904
                                                    ===========      ===========

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
ENHANCED INDEX VALUE FUND                               2004             2003
-------------------------                           -----------      -----------
Shares sold                                            610,659          203,853
Shares issued in reinvestment of distributions         169,268           43,943
Redemptions                                            (99,898)         (59,229)
                                                    -----------      -----------
Net increase                                           680,029          188,567
                                                    ===========      ===========

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
SMALL CAPITALIZATION VALUE FUND                         2004             2003
-------------------------------                     -----------      -----------
Shares sold                                          3,711,652        1,798,756
Shares issued in reinvestment of distributions         531,523           29,953
Redemptions                                         (3,380,286)      (1,702,334)
                                                    -----------      -----------
Net increase                                           862,889          126,375
                                                    ===========      ===========

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
SMALL COMPANY OPPORTUNITIES FUND                        2004             2003
--------------------------------                    -----------      -----------
Shares sold                                         11,818,516       14,999,099
Shares issued in reinvestment of distributions       1,096,784          634,695
Redemptions                                        (14,011,906)     (11,379,120)
                                                   ------------     ------------
Net increase (decrease)                             (1,096,606)       4,254,674
                                                   ============     ============

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
FIXED INCOME FUND                                       2004             2003
-----------------                                   -----------      -----------
Shares sold                                             26,790*          57,609
Shares issued in reinvestment of distributions          76,691           86,372
Redemptions                                           (338,874)        (228,558)
                                                    -----------      -----------
Net decrease                                          (235,393)         (84,577)
                                                    ===========      ===========

                                                        YEAR             YEAR
                                                       ENDED            ENDED
                                                    OCTOBER 31,      OCTOBER 31,
HIGH YIELD FUND                                         2004             2003
---------------                                     -----------      -----------
Shares sold                                          2,210,374        1,641,910
Shares issued in reinvestment of distributions         505,268          296,866
Redemptions                                           (150,596)         (17,594)
                                                    -----------      -----------
Net increase                                         2,565,046        1,921,182
                                                    ===========      ===========

* Amount is net of 66,755 shares resulting from a reverse stock split (Note 1).

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

6. PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of October 31, 2004. Share transactions of these shareholders could have a material effect on the respective Fund.


                              SHAREHOLDERS
                          HOLDING IN EXCESS OF
                              10% OF FUND'S         TOTAL % OWNED     TOTAL %
                            OUTSTANDING SHARES       BY PRINCIPAL  OWNERSHIP BY
FUND                    ("PRINCIPAL SHAREHOLDERS")   SHAREHOLDERS  RELATED PARTY
----                    --------------------------   ------------  -------------

Core Growth Fund                     3                  57.1 %         99.6 %
Value Fund                           1                  91.0 %         91.6 %
Enhanced Index Core Equity Fund      2                  94.7 %         95.9 %
Enhanced Index Growth Fund           1                  90.6 %         99.8 %
Enhanced Index Value Fund            2                  99.9 %         99.9 %
Small Capitalization Value Fund      2                  90.4 %         90.5 %
Small Company Opportunities Fund     1                  79.1 %         84.5 %
Fixed Income Fund                    2                  87.7 %         87.9 %
High Yield Fund                      3                  85.9 %         88.5 %



7. SECURITY LENDING

As of October 31, 2004, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

FUND                                  VALUE OF SECURITIES    VALUE OF COLLATERAL
----                                  -------------------    -------------------

Core Growth Fund                          $ 4,283,538            $ 4,319,550
Enhanced Index Core Equity Fund             2,786,918              2,898,598
Enhanced Index Growth Fund                  3,400,016              3,511,968
Enhanced Index Value Fund                   3,939,908              4,100,445
Small Capitalization Value Fund            13,535,212             14,110,782
High Yield Fund                            13,241,538             13,567,922


8. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENT

The Trust adopted a reorganization of the Trust, which involved the following, among other actions: (i) merging certain series of MassMutual Institutional Funds ("MMIF Funds") into certain currently existing and newly established series of the Trust; (ii) creating a multiple-class structure for the Funds, and
(iii) MassMutual becoming the investment manager of the Trust (together, the "Reorganization"). The Reorganization was approved by the holder of a majority of the Trust's shares.

Effective prior to the opening of business on November 1, 2004, (i) the MMIF Small Cap Equity Fund merged into the DLB Small Company Opportunities Fund, (ii) the MMIF Core Value Equity Fund merged into the DLB Value Fund, and (iii) the MMIF Core Bond Fund merged into the DLB Fixed Income Fund and the DLB Fixed Income Fund's principal investment and objective became substantially similar to those of the MMIF Core Bond Fund. Additionally, each Fund of the Trust added five new share classes. The currently outstanding shares of the DLB Fixed Income Fund, DLB Core Growth Fund and DLB Small Capitalization Value Fund were redesignated Class S shares of such Funds; the currently outstanding shares of the DLB Value Fund were redesignated Class L shares of such Fund; the currently outstanding shares of the DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Core Growth Fund, DLB High Yield Fund, and DLB Enhanced Index Value Fund were re-designated Class Y shares of such Funds; and the currently outstanding shares of the DLB Small Company Opportunities Fund were re-designated Class A shares of such Fund.

Effective November 1, 2004, the DLB Funds were renamed MassMutual Premier Funds as follows:

FORMER FUND NAME                            NEW FUND NAME
----------------                            -------------
DLB Fixed Income Fund                       MassMutual Premier Core Bond Fund
DLB Value Fund                              MassMutual Premier Value Fund
DLB Small Company Opportunities Fund        MassMutual Premier Small Company Opportunities Fund
DLB Enhanced Index Core Equity Fund         MassMutual Premier Enhanced Index Core Equity Fund
DLB Core Growth Fund                        MassMutual Premier Core Growth Fund
DLB High Yield Fund                         MassMutual Premier High Yield Fund
DLB Enhanced Index Growth Fund              MassMutual Premier Enhanced Index Growth Fund
DLB Enhanced Index Value Fund               MassMutual Premier Enhanced Index Value Fund
DLB Small Capitalization Value Fund         MassMutual Premier Small Capitalization Value Fund

Also, effective November 1, 2004, DLB Enhanced Index Value Fund II was also renamed as MassMutual Premier Enhanced Index Value Fund II.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The DLB Fund Group:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Fixed Income Fund and DLB High Yield Fund (each a separate portfolio of the DLB Fund Group) (the Funds) as of October 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003 and the financial highlights for each of the years in the five year period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2004

THE DLB FUND GROUP

FEDERAL TAX INFORMATION (UNAUDITED)

For corporate shareholders, a portion of the ordinary income dividends paid during the Fund's year ended October 31, 2004 qualified for the dividends received deduction, as follows:

Core Growth Fund                                            100.00%
Value Fund                                                  100.00%
Enhanced Index Core Equity Fund                             100.00%
Enhanced Index Growth Fund                                  100.00%
Enhanced Index Value Fund                                   100.00%
Small Capitalization Value Fund                             100.00%
High Yield                                                     .05%

THE DLB FUND GROUP

FUND EXPENSES
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSE EXAMPLE. The following information is in regards to expenses for the six month period ended October 31, 2004.

The Funds incur ongoing operating expenses during the normal course of business, such as management fees and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested for the six month period ended October 31, 2004.

Actual Expenses

The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actually return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For this period, no Fund incurred any transactional costs, as the Funds did not impose sales charges or charge redemption or exchange fees during the six month period ended October 31, 2004. Had the Funds charged such transactional fees, and if these transactional costs were included, your costs would have been higher.

THE DLB FUND GROUP

FUND EXPENSES
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended October 31, 2004, based on, (1) the Funds' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Funds' actual expenses:


CORE GROWTH FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,018.00        $3.91
2) Hypothetical          1,000.00      1,021.27         3.91
---------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.


VALUE FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,072.40        $4.17
2) Hypothetical          1,000.00      1,021.11         4.06
---------------------------------------------------------------
* Expenses are calculated using the annualized expense for the six months ended October 31, 2004 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.


ENHANCED INDEX CORE EQUITY FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,032.40        $3.60
2) Hypothetical          1,000.00      1,021.59         3.58
---------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.


ENHANCED INDEX GROWTH FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $  998.20        $3.52
2) Hypothetical          1,000.00      1,021.62         3.56
---------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

THE DLB FUND GROUP

FUND EXPENSES
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ENHANCED INDEX VALUE FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,070.00        $3.64
2) Hypothetical          1,000.00      1,021.62         3.56
---------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.


SMALL CAPITALIZATION VALUE FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,050.90        $4.38
2) Hypothetical          1,000.00      1,020.86         4.32
---------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.


SMALL COMPANY OPPORTUNITIES FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00      $1,069.30       $5.88
2) Hypothetical          1,000.00       1,019.46        5.74
---------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 1.13%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.


FIXED INCOME FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,039.40        $2.82
2) Hypothetical          1,000.00      1,022.37         2.80
---------------------------------------------------------------

* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

THE DLB FUND GROUP

FUND EXPENSES
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD FUND
---------------------------------------------------------------
                                                     Operating
                        Beginning      Ending         Expense
                          Value         Value        Incurred *
---------------------------------------------------------------
1) Actual               $1,000.00     $1,057.30        $3.88
2) Hypothetical          1,000.00      1,021.37         3.81

* Expenses are calculated using the annualized expense ratio for the six months ended October 31, 2004 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

THE DLB FUND GROUP

TRUSTEES TABLE (UNAUDITED)
The following table lists the Trust's Trustees and principle executive officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of the portfolios they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-888309-3539 or by writing Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

INTERESTED TRUSTEE AND PRINCIPAL OFFICER*
                                                                                            Number of
                                     Term of                                              Portfolios in
    Name,           Position(s)   Office (2) and                                          Fund Complex         Other
 Address (1),        Held with    Length of Time         Principal Occupation(s)          Overseen by       Directorships
   and Age            Trust           Served              During Past 5 Years                Trustee       Held by Trustee
-------------       -----------   ---------------  ------------------------------------   -------------    ---------------
KEVIN M.             President      Since 2003     Managing Director and Member of             10               None
MCCLINTOCK(3)         Trustee       Since 1999     the Board of Management, Babson
Age: 43                                            Capital Management LLC (formerly
                                                   David L. Babson & Company Inc.)
                                                   (1999-present); Managing Director,
                                                   SI International Assets (1999-2004);
                                                   Director of Equities and Fixed
                                                   Income, Dreyfus Corporation (1995
                                                   1999)

DISINTERESTED TRUSTEES*
                                                                                            Number of
                                     Term of                                              Portfolios in
    Name,           Position(s)   Office (2) and                                          Fund Complex         Other
 Address (1),        Held with    Length of Time         Principal Occupation(s)          Overseen by       Directorships
   and Age            Trust           Served              During Past 5 Years                Trustee       Held by Trustee
-------------       -----------   ---------------  ------------------------------------   -------------    ---------------
NABIL N.              Trustee        Since 2003    Senior Lecturer, Finance, Harvard           10               None
EL-HAGE                                            Business School (January 2003
Age: 46                                            present); Chairman (1995-present)
                                                   and CEO (1995-2003), Jeepers! Inc.
                                                   (under amusement centers); Manager,
                                                   Global Entertainment Venture LLC
                                                   (single purpose investment vehicle)
                                                   (2001-present)

STEVEN A.             Trustee        Since 2002    Consultant, Financial Services                12        Trustee,
KANDARIAN (4)                                      (February 2004-present);Former                          MassMutual
Age: 52                                            Executive Director, Pension Benefit                     Corporate
                                                   Guaranty Corp. (2001-February                           Investors and
                                                   2004); Managing Director, Orion                         MassMutual
                                                   Partners, L.P. (a private equity fund)                  Participation
                                                   (1993-2001)                                             Investors (closed
                                                                                                           end funds) since
                                                                                                           February 2002.

116

                                                                                            Number of
                                     Term of                                              Portfolios in
    Name,           Position(s)   Office (2) and                                          Fund Complex         Other
 Address (1),        Held with    Length of Time         Principal Occupation(s)          Overseen by       Directorships
   and Age            Trust           Served              During Past 5 Years                Trustee       Held by Trustee
-------------       -----------   ---------------  ------------------------------------   -------------    ---------------
RICHARD              Trustee        Since 1994     Retired; Currently sits on boards of        10              None
NENNEMAN                                           various civic associations
Age: 75
                                                   Managing Director, Director and             10              None
MARIA D.             Trustee        Since 2004     Portfolio Manager, Standish, Ayer
FURMAN                                             and Wood (investment management)
Age: 50                                            (1976-2002)

(1) The address of each Trustee is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Each Trustee serves for an indefinite term, until his or her successor is elected.
(3) Mr. McClintock is an "Interested Person" as that term is defined in the 1940 Act, through his employment with the Funds' investment adviser.
(4) Since February 2002, Mr. Kandarian has also served as a Trustee of the Mass Mutual Corporate Investors and Mass Mutual Participation Investors, two closed-end funds managed by Babson Capital Management LLC.
* Effective November 1, 2004, pursuant to Trustee and Shareholder approval, three new Trustees joined the Board of Trustees. Two of these, Ronald J. Abdow and Corine Norgaard, are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust ("Disinterested Trustees") while the third, Susan A. Alfano, an employee of Massachusetts Mutual Life Insurance Company, parent company of Babson, is considered "interested" by virtue of her employment with an affiliate of the advisor. Also, effective December 2004, Richard A. Nenneman will retire from the Board, and Ann Merrifield, a person who is not an interested person, is expected to fill the vacancy created thereby.


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES**

   Name,                                 Term of
Address (1),     Position(s)       Office (2) and Length                Principal Occupation(s)
 and Age       Held with Trust        of Time Served                      During Past 5 Years
------------   ---------------     ---------------------    -------------------------------------------------
DEANNE B.         Treasurer             Since 1996          Managing Director and Treasurer of Babson Capital
DUPONT                                                      Management LLC (formerly, David L. Babson &
Age: 50                                                     Company Inc.)


MARY ELLEN     Vice President           Since 1999          Managing Director of Babson Capital Management
WESNESKI                                                    LLC (formerly, David L. Babson & Company Inc.)
Age: 54                                                     (1999-present); Senior Manager, Deloitte & Touche
                                                            LLP (1996-1999)


JOHN E.             Clerk               Since 1999          Second Vice President and Associate General
DEITELBAUM                                                  Counsel, Massachusetts Mutual Life Insurance
Age: 36                                                     Company ("MassMutual") (2000-present); Assistant
                                                            Clerk, Babson Capital Securities Inc. (formerly
                                                            Babson Securities Corp.) (1999-present); Counsel
                                                            (2000-present), Assistant Clerk (1999-present),
                                                            Vice President and General Counsel (1998-1999),
                                                            Babson Capital Management LLC (formerly, David
                                                            L. Babson & Company Inc.); Counsel, MassMutual
                                                            (1996-1998)

   Name,                                 Term of
Address (1),     Position(s)       Office (2) and Length                Principal Occupation(s)
 and Age       Held with Trust        of Time Served                      During Past 5 Years
------------   ---------------     ---------------------    -------------------------------------------------
MICHAEL        Vice President        Since October 2004     Chief Compliance Officer of the MassMutual Select
CHONG          and Chief                                    Funds (open-end investment company) and MML
Age: 46        Compliance                                   Series Investment Fund (open end investment
               Officer                                      company)(since September 2004); Vice President
                                                            and Associate General Counsel (May 1999 to
                                                            present), Second Vice President (June 1996 to May
                                                            1999), Massachusetts Mutual Life Insurance
                                                            Company; Assistant General Counsel (February
                                                            1994 - June 1996), Connecticut Mutual Life
                                                            Insurance Company.

(1) The address of each Principal Officer is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.
** Effective November 1, 2004, pursuant to Trustee approval, Ms. Wesneski and Mr. Deitelbaum resigned from their positions as Vice President and Clerk of the Trust, respectively, and Mr. Frederick Castellani and Mr. Thomas Kinzler were approved by the Trustees as Vice President and Vice President/Clerk, respectively.

SHAREHOLDER CONSENTS (UNAUDITED)

During the period the following matters received consent of The DLB Fund Group's (the "Trust") majority shareholder, Massachusetts Mutual Life Insurance Company ("MassMutual" or the "Majority Shareholder") following dissemination to all shareholders of record an information statement describing each proposal.

INFORMATION STATEMENT DATED JUNE 2, 2004: distributed in connection with a written consent of the Majority Shareholder obtained on or about June 23, 2004. At the record date, June 1, 2004, the Majority Shareholder owned 61,540,185.149 shares of the Trust, or 85.23% of the outstanding shares of the Trust. The Majority Shareholder approved the election of two Trustees as Trustees of the Trust, each to hold office until his or her death, resignation or removal, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of such successor. The two nominees for election as Trustees were Nabil N. El-Hage and Maria D. Furman. Mr. El-Hage was at the time a Trustee of the Trust. The remaining Trustees, Kevin M. McClintock, Richard A. Nenneman and Steven A. Kandarian, were previously elected by the shareholders of the Trust, and continued to serve as Trustees after the Majority Shareholder's consent.

INFORMATION STATEMENT DATED OCTOBER 8, 2004: distributed in connection with actions to be taken by written consent of the Majority Shareholder of each of the Funds ("Funds") of The DLB Fund Group (the "Trust") on or about October 29, 2004. At the record date, October 4, 2004, the Majority Shareholder owned 58,464,762.659 shares of the Trust, or 84.11% of the outstanding shares of the Trust. The proposals to which the Majority Shareholder consented are detailed below, and pertained to a reorganization of the Trust to be effective November 1, 2004 that would, among other matters, merge certain funds of MassMutual Institutional Funds into the Trust, appoint Massachusetts Mutual Life Insurance Company ("MassMutual") as adviser to the Trust, and Babson Capital Management LLC ("Babson") as sub-adviser to the Funds for which it served as investment adviser immediately prior to the Reorganization.

Proposal 1: Election of Trustees - The Majority Shareholder approved the election of three Trustees proposed to be elected as Trustees of the Trust, each to hold office until his or her death, resignation or removal, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of such successor. The Nominees for election as Independent Trustees were Ronald J. Abdow and Corine T. Norgaard. The Nominee for election as an Interested Trustee was Susan A. Alfano. The remaining Trustees, Maria D. Furman, Nabil N. El-Hage, Kevin M. McClintock, Richard A. Nenneman and. Steven A. Kandarian, have previously been elected by the shareholders of the Trust and continued to serve as Trustees after the Majority Shareholder's consent.

Proposals 2 and 3: Approval of Management Agreements and Sub-Advisers Agreements-The Majority Shareholder approved the investment management agreements between MassMutual and the Trust with respect to MassMutual's appointment as investment adviser to the Trust effective November 1, 2004, as well as the subadvisory agreements between MassMutual and Babson for the provision by Babson of day-to-day portfolio management services for certain Funds of the Trust, subject to the supervision of MassMutual.

Proposal 4: Changing Fundamental Investment Restrictions of the Fixed Income Fund - The Majority Shareholder approved the following changes to the DLB Fixed Income Fund's fundamental investment restrictions.

RESTRICTIONS WITH RESPECT TO BORROWING MONEY: The Trust may not, on behalf of the DLB Fixed Income Fund:

"Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Fund may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Fund's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased."

RESTRICTIONS WITH RESPECT TO PURCHASING COMMODITIES OR COMMODITY CONTRACTS: The Trust may not, on behalf of the DLB Fixed Income Fund:

"Purchase or sell commodities or commodity contracts, including futures contracts, except that the DLB Fixed Income Fund may purchase and sell futures contracts, options (including options on commodities and commodity contracts) and other financial instruments and may enter into foreign exchange transactions."

[BCS Inc Letterhead]



January 7, 2005






Dear Shareholder:

Please be advised that with respect to the most recent annual report of The DLB Fund Group dated October 2004 and distributed December 2004, the one-year performance period in the performance charts identified as 11/01/04 - 10/31/04 should read 11/01/03 - 10/31/04.

If you have any questions pertaining to this matter, please contact the undersigned at 617-761-3887.

Sincerely,


Charlene Hansen
Registered Representative
Babson Capital Securities Inc

                        DLB ENHANCED INDEX VALUE FUND II

                                       OF

                               THE DLB FUND GROUP
       (Known as the MassMutual Premier Funds effective November 1, 2004)


                                  ANNUAL REPORT
                                  October 2004
























        E X P E R I E N C E   T O   M A N A G E   T H E   F U T U R E

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND II
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Value Fund II seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index(R), while maintaining risk characteristics similar to those of the benchmark.




The Fund commenced operations on October 15, 2004 and has an insufficient period of performance to report returns or generate commentary regarding the effects of the market on the Fund's performance.
================================================================================

FUND FACTS
as of October 31, 2004

INCEPTION DATE:
October 15, 2004

BENCHMARK:
Russell 1000 Value(R)

MANAGER TENURE:
Since Inception

TOTAL ASSETS: $182.4 million

TICKER SYMBOL: Class S: MPTSX
               Class A: MPTAX
               Class Y: MPTYX
               Class L: MPTLX
               Class N: MPTNX

NET EXPENSE RATIO*:
               Class S: 0.59
               Class A: 1.09
               Class Y: 0.69
               Class L: 0.84
               Class N: 1.40

CUSIP #:       Class S: 232941815
               Class A: 232941799
               Class Y: 232941781
               Class L: 232941773
               Class N: 232941765

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the Total Expense Ratio would have been as follows:
               Class S: 0.85
               Class A: 1.35
               Class Y: 0.95
               Class L: 1.10
               Class N: 1.66

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director

Babson Capital Management
  LLC-Since 2000
Aeltus Investment Management-
  6 Years

Chris C. Cao, Ph.D., CFA
Managing Director
Babson Capital Management
  LLC-Since 2001
Invesco- 2 Years
  Aeltus Investment Management- 2 Years

RUSSELL 1000 VALUE INDEX
This index measures the performance of those companies in the Russell 1000 Index with lower priceto- book ratios and lower forecasted growth values. Indices do not incur expenses and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index.


TOP 10 HOLDINGS, October 31, 2004
                                % of Fund Assets

Exxon Mobil Corporation               5.49

General Electric Company              5.04

Citigroup, Inc.                       3.91

Bank of America Corporation           3.40

Chevron Texaco Corporation            2.33

J.P. Morgan Chase & Company           2.33

Verizon Communications, Inc.          1.85

Altria Group, Inc.                    1.71

Wells Fargo & Company                 1.69

SBC Communications, Inc.              1.42

Total                                29.17


SECTOR DIVERSIFICATION, October 31, 2004
                              % of Fund Holdings

                                    Russell
                    Portfolio         1000        Difference
                                    Value(R)

Technology             5.2            5.9            -0.7

Health Care            2.7            3.2            -0.5

Consumer Disc.         8.7            9.1            -0.4

Consumer Staples       4.2            5.1            -0.9

Integrated Oils       10.1            9.5             0.6

Other Energy           2.8            2.7             0.1

Materials & Proc.      5.2            5.6            -0.4

Producer Durables      4.3            3.6             0.7

Autos & Transport      2.2            2.5            -0.3

Financial Services    34.6           33.5             1.1

Utilities             13.8           12.8             1.0

Other                  6.3            6.7            -0.4

Note: Portfolio Holdings and Sector Diversification are subject to change

This report and the Fund Financial Statements contained herein are submitted for the general information of the shareholders of the DLB Enhanced Index Fund II (the "Fund"), a series of The DLB Fund Group (the "Trust"). The report is not intended for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

The Prospectus contains more information about the Fund's principal investment objectives, risks, and charges and expenses, which should be considered carefully before investing. Market volatility can affect performance of the Fund, and current performance of the Fund may be lower or higher that the performance shown in this report. Performance data current to the most recent month end may be obtained by calling, toll free, 1-888-309-3539. The Prospectus, which should be read carefully before investing, may be obtained free of charge by writing to Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts, 01111-0111, Attention: Retirement Services, or calling, toll-free, 1-888-309-3539.

The Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting securities held by the Funds of the Trust to Babson Capital Management LLC. A description of these proxy voting polices and procedures is available (i) without charge, and upon request, by calling, toll free, 1-888-309-3539, and (ii) on the Commission's website at http://www.sec.gov. Although not applicable to the Fund for the reporting period, generally information regarding how the funds of the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, (i) at http://www.massmutual.com/retire, (ii) by calling, toll-free, 1-888-309-3539, and (iii) on the Commission's website at http://www.sec.gov.

This annual report relates to the Fund for the period ended October 31, 2004. Effective November 1, 2004, upon a reorganization, the Trust was renamed the MassMutual Premier Funds, and the Fund was renamed the MassMutual Premier Enhanced Index Value Fund II. More information regarding the reorganization is available in the notes accompanying the Financial Statements.

                         Babson Capital Securities Inc
                    One Memorial Drive, Cambridge, MA 02142
                                  October 2004

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.9%

           ISSUER                                                                                       SHARES            VALUE
ADVERTISING - 0.0%
Lamar Advertising Company (*)                                                                              400     $     16,568
Omnicom Group, Inc.                                                                                        700           55,230
                                                                                                                   ------------
                                                                                                                         71,798
                                                                                                                   ------------
AEROSPACE & DEFENSE - 2.7%
Boeing Company (The)                                                                                     5,600          279,440
General Dynamics Corporation                                                                             6,800          694,416
Goodrich Corporation                                                                                     6,500          200,395
Honeywell International, Inc.                                                                           26,500          892,520
Lockheed Martin Corporation                                                                             11,600          639,044
Northrop Grumman Corporation                                                                            14,500          750,375
Raytheon Company                                                                                        22,700          828,096
Textron, Inc.                                                                                            6,200          422,530
United Defense Industries, Inc. (*)                                                                      5,500          220,770
                                                                                                                   ------------
                                                                                                                      4,927,586
                                                                                                                   ------------
AIRLINES - 0.0%
AMR Corporation (*)                                                                                      2,800           21,616
                                                                                                                   ------------

APPAREL RETAILERS - 0.3%
American Eagle Outfitters, Inc.                                                                            100            4,088
AnnTaylor Stores Corporation (*)                                                                           600           13,476
Claire's Stores, Inc.                                                                                      300            7,806
Limited Brands, Inc.                                                                                    15,700          389,046
Nordstrom, Inc.                                                                                          1,200           51,816
                                                                                                                   ------------
                                                                                                                        466,232
                                                                                                                   ------------
AUTOMOTIVE - 1.0%
American Axle & Manufacturing Holdings, Inc.                                                             1,300           37,310
Autoliv, Inc.                                                                                            2,900          123,975
BorgWarner, Inc.                                                                                           800           37,104
Ford Motor Company                                                                                      82,400        1,073,672
Genuine Parts Company                                                                                    4,100          163,549
Paccar, Inc.                                                                                             5,400          374,274
TRW Automotive Holdings Corporation (*)                                                                    700           12,852
                                                                                                                   ------------
                                                                                                                      1,822,736
                                                                                                                   ------------
BANKING - 6.6%
American Capital Strategies Ltd.                                                                         1,600           49,520
AmeriCredit Corporation (*)                                                                              8,800          170,720
Astoria Financial Corporation                                                                            3,200          125,088
Capital One Financial Corporation                                                                        2,100          154,896
Capitol Federal Financial                                                                                  600           20,388
Citigroup, Inc.                                                                                        160,900        7,139,133
Golden West Financial Corporation                                                                        2,500          292,300
Independence Community Bank Corporation                                                                  3,200          120,416
MBNA Corporation                                                                                         9,500          243,485
New York Community Bancorp, Inc.                                                                         7,599          139,518
Peoples Bank                                                                                             2,600           97,474
Providian Financial Corporation (*)                                                                     12,100          188,155
South Financial Group (The), Inc.                                                                        3,000           90,060
Sovereign Bancorp, Inc.                                                                                 10,200          220,830
U.S. Bancorp                                                                                            52,800        1,510,608
Washington Federal, Inc.                                                                                 2,304           58,798

                                                                                                                                  1

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
BANKING - CONTINUED
Washington Mutual, Inc.                                                                                 34,500     $  1,335,495
Webster Financial Corporation                                                                            1,500           71,700
Westcorp                                                                                                   400           15,968
                                                                                                                   ------------
                                                                                                                     12,044,552
                                                                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 3.9%
Adolph Coors Company Cl. B                                                                                 900           60,030
Altria Group, Inc.                                                                                      64,400        3,120,824
Anheuser-Busch Companies, Inc.                                                                             200            9,990
Archer-Daniels-Midland Company                                                                          11,500          222,755
Brown Forman Corporation Cl. B                                                                             500           22,450
Campbell Soup Company                                                                                      200            5,368
Coca-Cola Company (The)                                                                                  1,300           52,858
Coca-Cola Enterprises, Inc.                                                                              4,400           92,004
ConAgra Foods, Inc.                                                                                     16,400          432,960
Constellation Brands, Inc. Cl. A (*)                                                                     2,800          109,844
Dean Foods Company (*)                                                                                   1,000           29,850
Del Monte Foods Company (*)                                                                              5,600           59,808
General Mills, Inc.                                                                                      3,100          137,175
H.J. Heinz Company                                                                                       5,400          196,290
Hershey Foods Corporation                                                                                  800           40,552
Hormel Foods Corporation                                                                                   100            2,811
J.M. Smucker Company (The)                                                                                 300           13,350
Kellogg Company                                                                                          3,300          141,900
Kraft Foods, Inc. Cl. A                                                                                  8,300          276,473
Loews Corporation - Carolina Group                                                                       1,800           48,708
Pepsi Bottling Group, Inc. (The)                                                                         8,800          246,752
PepsiAmericas, Inc.                                                                                      2,300           46,575
PepsiCo, Inc.                                                                                            1,700           84,286
Pilgrim's Pride Corporation                                                                              7,800          210,912
Reynolds American, Inc.                                                                                  4,700          323,642
Safeway, Inc. (*)                                                                                       14,200          259,008
Sara Lee Corporation                                                                                    12,700          295,656
Smithfield Foods, Inc. (*)                                                                               3,600           87,228
SuperValu, Inc.                                                                                          5,700          168,093
Tyson Foods, Inc. Cl. A                                                                                 11,500          166,750
UST, Inc.                                                                                                5,100          209,916
                                                                                                                   ------------
                                                                                                                      7,174,818
                                                                                                                   ------------
BUILDING MATERIALS - 0.7%
Florida Rock Industries, Inc.                                                                              750           38,737
Hughes Supply, Inc.                                                                                      6,000          170,460
Lafarge North America, Inc.                                                                              2,200          107,800
Louisiana-Pacific Corporation                                                                            4,400          107,844
Masco Corporation                                                                                       21,400          733,164
Vulcan Materials Company                                                                                 3,200          159,296
                                                                                                                   ------------
                                                                                                                      1,317,301
                                                                                                                   ------------
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.                                                                           7,600          404,168
Cabot Corporation                                                                                        2,600           88,608
Dow Chemical Company (The)                                                                              28,600        1,285,284
E.I. du Pont de Nemours and Company                                                                     18,300          784,521
Eastman Chemical Company                                                                                 2,500          118,675
Engelhard Corporation                                                                                    2,400           67,920
International Flavors & Fragrances, Inc.                                                                   500           19,525

2

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
CHEMICALS & PLASTICS - CONTINUED
Lubrizol Corporation                                                                                     1,700     $     59,041
Lyondell Chemical Company                                                                                2,600           59,748
Monsanto Company                                                                                         8,400          359,100
PPG Industries, Inc.                                                                                     8,800          561,000
Praxair, Inc.                                                                                            4,500          189,900
Rohm & Haas Company                                                                                      6,900          292,491
RPM, Inc.                                                                                                2,200           38,786
Scotts Company (The) Cl. A (*)                                                                             600           38,532
Sealed Air Corporation (*)                                                                                 400           19,816
                                                                                                                   ------------
                                                                                                                      4,387,115
                                                                                                                   ------------
COAL - 0.1%
Peabody Energy Corporation                                                                               1,900          121,182
                                                                                                                   ------------

COMMERCIAL SERVICES - 0.8%
Brink's Company (The)                                                                                      100            3,210
Cendant Corporation                                                                                     28,100          578,579
Convergys Corporation (*)                                                                                4,500           58,545
Equifax, Inc.                                                                                            2,900           75,835
Laureate Education, Inc. (*)                                                                               200            7,844
Manpower, Inc.                                                                                           1,400           63,350
PerkinElmer, Inc.                                                                                        2,000           41,080
R.R. Donnelley & Sons Company                                                                            4,100          128,945
Regis Corporation                                                                                          800           34,240
Rent-A-Center, Inc. (*)                                                                                    600           14,394
Republic Services, Inc.                                                                                  6,600          203,280
Ryder System, Inc.                                                                                       1,100           55,110
Service Corporation International (*)                                                                    9,500           62,795
Servicemaster Company                                                                                    3,800           48,792
UnitedGlobalCom, Inc. Cl. A (*)                                                                          2,400           17,952
Viad Corporation                                                                                         1,100           23,683
Waste Management, Inc.                                                                                     200            5,696
                                                                                                                   ------------
                                                                                                                      1,423,330
                                                                                                                   ------------
COMMUNICATIONS - 0.7%
American Tower Corporation Cl. A (*)                                                                     6,700          115,173
Citizens Communications Company                                                                         14,200          190,280
Comverse Technology, Inc. (*)                                                                            2,700           55,728
Corning, Inc. (*)                                                                                        6,700           76,715
Crown Castle International Corporation (*)                                                               2,900           44,399
Harris Corporation                                                                                         700           43,071
L-3 Communications Holdings, Inc.                                                                        1,400           92,302
Lucent Technologies, Inc. (*)                                                                          137,700          488,835
Polycom, Inc. (*)                                                                                        1,100           22,715
Scientific-Atlanta, Inc.                                                                                 4,400          120,516
Tellabs, Inc. (*)                                                                                        7,900           63,200
                                                                                                                   ------------
                                                                                                                      1,312,934
                                                                                                                   ------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
Cadence Design Systems, Inc. (*)                                                                         2,000           24,880
Computer Sciences Corporation (*)                                                                        7,200          357,624
Sun Microsystems, Inc. (*)                                                                             152,900          692,637
Unisys Corporation (*)                                                                                   9,800          104,076
                                                                                                                   ------------
                                                                                                                      1,179,217
                                                                                                                   ------------

                                                                                                                                  3

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
COMPUTER PROGRAMMING SERVICES - 0.0%
VeriSign, Inc. (*)                                                                                       2,300     $     61,709
                                                                                                                   ------------

COMPUTER RELATED SERVICES - 0.3%
Checkfree Corporation (*)                                                                                  900           27,900
Electronic Data Systems Corporation                                                                     15,100          321,177
Ingram Micro, Inc. Cl. A (*)                                                                            11,500          198,375
                                                                                                                   ------------
                                                                                                                        547,452
                                                                                                                   ------------
COMPUTERS & INFORMATION - 2.2%
Apple Computer, Inc. (*)                                                                                 5,900          309,927
EMC Corporation (*)                                                                                     15,100          194,337
Hewlett-Packard Company                                                                                 56,100        1,046,826
International Business Machines Corporation                                                             23,700        2,127,075
Pitney Bowes, Inc.                                                                                       3,200          140,000
Storage Technology Corporation (*)                                                                       7,300          197,246
                                                                                                                   ------------
                                                                                                                      4,015,411
                                                                                                                   ------------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                                                                                         2,800          111,580
Bemis Company, Inc.                                                                                      3,300           87,351
Owens-Illinois, Inc. (*)                                                                                 3,400           63,002
Packaging Corporation of America                                                                         1,900           41,667
Pactiv Corporation (*)                                                                                   1,700           40,273
Temple-Inland, Inc.                                                                                      2,900          171,448
                                                                                                                   ------------
                                                                                                                        515,321
                                                                                                                   ------------
COSMETICS & PERSONAL CARE - 0.6%
Colgate-Palmolive Company                                                                                  300           13,386
Gillette Company (The)                                                                                   3,200          132,736
Kimberly-Clark Corporation                                                                               9,100          542,997
Procter & Gamble Company                                                                                 7,200          368,496
                                                                                                                   ------------
                                                                                                                      1,057,615
                                                                                                                   ------------
DATA PROCESSING & PREPARATION - 0.3%
Affiliated Computer Services, Inc. Cl. A (*)                                                             1,100           60,005
Automatic Data Processing, Inc.                                                                          2,500          108,475
Ceridian Corporation (*)                                                                                 1,600           27,600
Deluxe Corporation                                                                                       3,800          144,742
NCR Corporation (*)                                                                                      3,800          214,130
                                                                                                                   ------------
                                                                                                                        554,952
                                                                                                                   ------------
ELECTRIC UTILITIES - 6.2%
Allegheny Energy, Inc. (*)                                                                               7,000          128,170
Allete, Inc.                                                                                               900           30,582
Alliant Energy Corporation                                                                               7,800          205,764
Ameren Corporation                                                                                       5,600          268,800
American Electric Power Company, Inc.                                                                   11,900          391,867
CenterPoint Energy, Inc.                                                                                11,300          118,763
Cinergy Corporation                                                                                      5,700          225,264
Consolidated Edison, Inc.                                                                                7,500          325,875
Constellation Energy Group, Inc.                                                                         5,000          203,100
Dominion Resources, Inc.                                                                                 9,600          617,472
DPL, Inc.                                                                                                5,200          112,320
DTE Energy Company                                                                                       5,500          234,905
Duke Energy Corporation                                                                                 47,100        1,155,363
Edison International                                                                                     9,700          295,850
Energy East Corporation                                                                                  4,500          113,400

4

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ELECTRIC UTILITIES - CONTINUED
Entergy Corporation                                                                                      7,100     $    464,056
Exelon Corporation                                                                                      20,500          812,210
FirstEnergy Corporation                                                                                 10,100          417,433
FPL Group, Inc.                                                                                          5,700          392,730
Great Plains Energy, Inc.                                                                                2,200           62,678
Hawaiian Electric Industries, Inc.                                                                       3,600          100,944
NiSource, Inc.                                                                                           8,300          178,035
Northeast Utilities                                                                                      4,000           77,320
NRG Energy, Inc. (*)                                                                                     2,400           66,576
NSTAR                                                                                                    1,600           79,152
OGE Energy Corporation                                                                                   2,600           65,962
Pepco Holdings, Inc.                                                                                     9,500          195,795
PG&E Corporation (*)                                                                                    12,200          390,888
Pinnacle West Capital Corporation                                                                        2,800          119,336
PPL Corporation                                                                                          6,900          358,800
Progress Energy, Inc.                                                                                    7,500          309,750
Public Service Enterprise Group, Inc.                                                                    7,400          315,166
Puget Energy, Inc.                                                                                       1,800           41,868
Reliant Energy, Inc. (*)                                                                                 5,300           54,484
Scana Corporation                                                                                        4,700          174,370
Sempra Energy                                                                                            8,200          275,028
Southern Company (The)                                                                                  23,000          726,570
TECO Energy, Inc.                                                                                        8,000          112,000
Texas Genco Holdings, Inc.                                                                                 500           23,350
TXU Corporation                                                                                         12,100          740,762
Westar Energy, Inc.                                                                                        100            2,095
Wisconsin Energy Corporation                                                                             1,000           32,640
WPS Resources Corporation                                                                                1,100           52,250
Xcel Energy, Inc.                                                                                       12,500          213,750
                                                                                                                   ------------
                                                                                                                     11,283,493
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 5.4%
Ametek, Inc.                                                                                             6,300          207,396
Energizer Holdings, Inc. (*)                                                                             1,400           65,002
General Electric Company                                                                               269,500        9,195,340
Hubbell, Inc. Cl. B                                                                                      1,900           86,868
Rockwell Automation, Inc.                                                                                4,800          200,112
Teleflex, Inc.                                                                                             700           30,653
                                                                                                                   ------------
                                                                                                                      9,785,371
                                                                                                                   ------------
ELECTRONICS - 0.6%
AVX Corporation                                                                                          1,100           13,200
Emerson Electric Company                                                                                16,600        1,063,230
Vishay Intertechnology, Inc. (*)                                                                         3,700           47,841
                                                                                                                   ------------
                                                                                                                      1,124,271
                                                                                                                   ------------
ELECTRONICS/SEMICONDUCTORS - 0.0%
Novellus Systems, Inc. (*)                                                                               1,100           28,501
                                                                                                                   ------------

ENTERTAINMENT & LEISURE - 1.2%
Blockbuster, Inc. Cl. A                                                                                    800            5,440
Brunswick Corporation                                                                                    1,300           60,996
Caesars Entertainment, Inc. (*)                                                                         13,400          239,860
Eastman Kodak Company                                                                                   10,300          311,884
Harrah's Entertainment, Inc.                                                                             1,600           93,632
Hasbro, Inc.                                                                                             4,800           84,912

                                                                                                                                  5

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
ENTERTAINMENT & LEISURE - CONTINUED
International Speedway Corporation Cl. A                                                                   100     $      4,704
Mattel, Inc.                                                                                             7,300          127,823
Metro-Goldwyn-Mayer, Inc.                                                                                1,200           14,184
Walt Disney Company (The)                                                                               51,900        1,308,918
                                                                                                                   ------------
                                                                                                                      2,252,353
                                                                                                                   ------------
FINANCIAL SERVICES - 5.9%
A.G. Edwards, Inc.                                                                                       3,400          123,284
Allied Capital Corporation                                                                               4,000          106,360
AMB Property Corporation REIT                                                                            3,200          120,000
Annaly Mortgage Management, Inc. REIT                                                                    4,700           84,506
Apartment Investment & Management Company Cl. A REIT                                                       400           14,676
AvalonBay Communities, Inc. REIT                                                                         2,700          176,769
Bear Stearns Companies, Inc. (The)                                                                       4,100          388,475
Boston Properties, Inc. REIT                                                                             3,200          191,104
CIT Group, Inc.                                                                                          6,600          266,640
Countrywide Financial Corporation                                                                       17,700          565,161
Developers Diversified Realty Corporation REIT                                                             400           16,720
Duke Realty Corporation REIT                                                                             4,800          163,680
Equity Office Properties Trust REIT                                                                     13,800          388,056
Equity Residential REIT                                                                                  9,600          320,160
Franklin Resources, Inc.                                                                                 4,400          266,728
Freddie Mac                                                                                             19,700        1,312,020
Friedman Billings Ramsey Group, Inc. Cl. A                                                               6,600          113,124
General Growth Properties, Inc. REIT                                                                     4,300          141,857
Goldman Sachs Group, Inc. (The)                                                                          9,700          954,286
Host Marriott Corporation REIT (*)                                                                         400            5,820
IndyMac Bancorp, Inc.                                                                                    3,100          100,006
iStar Financial, Inc.                                                                                    4,300          178,106
Janus Capital Group, Inc.                                                                                4,400           67,100
Jefferies Group, Inc.                                                                                    1,500           60,195
Kimco Realty Corporation REIT                                                                            3,800          207,290
Lehman Brothers Holdings, Inc.                                                                          10,700          879,005
Liberty Property Trust REIT                                                                              2,900          117,595
Mack-Cali Realty Corporation REIT                                                                        2,300          101,591
Merrill Lynch & Company, Inc.                                                                           29,500        1,591,230
Morgan Stanley                                                                                          15,900          812,331
ProLogis Trust REIT                                                                                      4,100          159,818
Public Storage, Inc.                                                                                     2,700          141,075
Raymond James Financial, Inc.                                                                            1,900           49,590
Regency Centers Corporation REIT                                                                           700           34,202
Rouse Company REIT                                                                                         100            6,670
Simon Property Group, Inc. REIT                                                                          3,600          209,952
SL Green Realty Corporation                                                                              1,400           76,748
Student Loan Corporation                                                                                   100           14,650
Trizec Properties, Inc. REIT                                                                             3,500           55,825
United Dominion Realty Trust, Inc. REIT                                                                    700           14,756
Vornado Realty Trust REIT                                                                                2,200          147,840
WFS Financial, Inc.                                                                                        200            8,812
                                                                                                                   ------------
                                                                                                                     10,753,813
                                                                                                                   ------------
FOOD RETAILERS - 0.3%
Albertson's, Inc.                                                                                       11,600          264,596
Kroger Company (The) (*)                                                                                14,100          213,051
                                                                                                                   ------------
                                                                                                                        477,647
                                                                                                                   ------------

6

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
FOREST PRODUCTS & PAPER - 1.0%
Georgia-Pacific Corporation                                                                             12,100     $    418,539
MeadWestvaco Corporation                                                                                 6,400          201,792
Plum Creek Timber Company, Inc.                                                                         10,800          391,932
Rayonier, Inc. REIT                                                                                      1,950           92,430
Smurfit-Stone Container Corporation                                                                      5,000           86,800
Sonoco Products Company                                                                                  4,000          106,600
Weyerhaeuser Company                                                                                     6,900          432,216
                                                                                                                   ------------
                                                                                                                      1,730,309
                                                                                                                   ------------
HEALTH CARE PROVIDERS - 0.4%
Caremark Rx, Inc. (*)                                                                                    6,200          185,814
Community Health Systems, Inc. (*)                                                                         700           18,774
HCA, Inc.                                                                                                1,400           51,422
Humana, Inc. (*)                                                                                         5,100           97,665
Laboratory Corporation of America Holdings (*)                                                           5,700          261,060
Wellpoint Health Networks, Inc. (*)                                                                        500           48,830
                                                                                                                   ------------
                                                                                                                        663,565
                                                                                                                   ------------
HEAVY CONSTRUCTION - 0.2%
Centex Corporation                                                                                       2,600          135,044
Lennar Corporation Cl. A                                                                                 3,200          143,936
                                                                                                                   ------------
                                                                                                                        278,980
                                                                                                                   ------------
HEAVY MACHINERY - 1.5%
AGCO Corporation (*)                                                                                     2,800           54,376
Black & Decker Corporation                                                                               2,500          200,700
Cooper Cameron Corporation (*)                                                                           1,800           87,030
Cummins, Inc.                                                                                            3,200          224,256
Deere & Company                                                                                            200           11,956
Dover Corporation                                                                                        2,500           98,175
National-Oilwell, Inc. (*)                                                                                 800           26,968
Parker-Hannifin Corporation                                                                              6,100          430,843
Stanley Works (The)                                                                                      4,200          186,984
Timken Company                                                                                           1,100           26,400
United Technologies Corporation                                                                         12,100        1,123,122
W.W. Grainger, Inc.                                                                                      3,000          175,770
                                                                                                                   ------------
                                                                                                                      2,646,580
                                                                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
D.R. Horton, Inc.                                                                                        3,300           99,000
Hillenbrand Industries, Inc.                                                                             1,300           64,714
KB Home                                                                                                  1,100           90,475
Leggett & Platt, Inc.                                                                                    3,700          104,081
MDC Holdings, Inc.                                                                                       2,600          199,550
Newell Rubbermaid, Inc.                                                                                  7,400          159,544
Pulte Homes, Inc.                                                                                        2,000          109,760
Ryland Group, Inc. (The)                                                                                   600           57,234
Standard-Pacific Corporation                                                                             1,000           56,150
Steelcase, Inc. Cl. A                                                                                   16,500          216,150
Toll Brothers, Inc. (*)                                                                                    900           41,715
Whirlpool Corporation                                                                                    2,100          123,375
                                                                                                                   ------------
                                                                                                                      1,321,748
                                                                                                                   ------------
HOUSEHOLD PRODUCTS - 0.1%
Clorox Company (The)                                                                                     1,300           70,980
Fortune Brands, Inc.                                                                                       300           21,846

                                                                                                                                  7

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
HOUSEHOLD PRODUCTS - CONTINUED
Snap-On, Inc.                                                                                            1,800     $     52,884
Valspar Corporation (The)                                                                                1,600           74,656
                                                                                                                   ------------
                                                                                                                        220,366
                                                                                                                   ------------
INDUSTRIAL - 0.1%
SPX Corporation                                                                                          3,000          115,050
                                                                                                                   ------------

INSURANCE - 5.7%
Aetna, Inc.                                                                                              4,300          408,500
AFLAC, Inc.                                                                                                100            3,588
Alleghany Corporation (*)                                                                                  300           86,670
Allmerica Financial Corporation (*)                                                                      1,500           45,150
Allstate Corporation (The)                                                                              21,800        1,048,362
AMBAC Financial Group, Inc.                                                                              2,400          187,344
American Financial Group, Inc.                                                                             700           20,720
American International Group, Inc.                                                                      13,000          789,230
American National Insurance Company                                                                        300           31,539
Anthem, Inc. (*)                                                                                         2,655          213,462
Aon Corporation                                                                                         12,700          259,207
Assurant, Inc.                                                                                             100            2,698
Berkley W.R. Corporation                                                                                   200            8,548
Chubb Corporation                                                                                        7,700          555,401
Cigna Corporation                                                                                        7,200          456,912
Cincinnati Financial Corporation                                                                         4,410          184,117
Erie Indemnity Company Cl. A                                                                               800           40,096
Fidelity National Financial, Inc.                                                                        4,600          173,604
First American Corporation                                                                               2,300           71,737
Genworth Financial, Inc. Cl. A                                                                           8,200          195,652
Hartford Financial Services Group, Inc. (The)                                                            9,100          532,168
Health Net, Inc. (*)                                                                                     3,500           84,910
Jefferson-Pilot Corporation                                                                              4,400          212,476
Leucadia National Corporation                                                                              100            5,915
Lincoln National Corporation                                                                             7,000          306,600
Loews Corporation                                                                                        4,600          275,540
MBIA, Inc.                                                                                               4,200          243,012
Mercury General Corporation                                                                                800           41,144
Metlife, Inc.                                                                                           12,600          483,210
MGIC Investment Corporation                                                                              4,000          257,240
Nationwide Financial Services, Inc. Cl. A                                                                5,900          204,140
Odyssey Re Holdings Corporation                                                                            400            8,744
Old Republic International Corporation                                                                   5,350          124,923
Pacificare Health Systems Cl. A (*)                                                                      2,800           99,736
PMI Group, Inc.                                                                                          2,700          104,814
Progressive Corporation                                                                                  3,500          327,425
Protective Life Corporation                                                                              5,100          200,430
Prudential Financial, Inc.                                                                              13,500          627,345
Radian Group, Inc.                                                                                       1,800           86,274
Safeco Corporation                                                                                       4,100          189,584
St. Paul Travelers Companies                                                                            20,622          700,323
Stancorp Financial Group, Inc.                                                                             900           67,842
Torchmark Corporation                                                                                    3,200          172,864
Unitrin, Inc.                                                                                              900           38,862
UnumProvident Corporation                                                                                9,100          124,306
WellChoice, Inc. (*)                                                                                       500           20,880
                                                                                                                   ------------
                                                                                                                     10,323,244
                                                                                                                   ------------

8

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
LODGING - 0.3%
Hilton Hotels Corporation                                                                                2,100     $     41,790
Marriott International, Inc. Cl. A                                                                         800           43,592
MGM Mirage, Inc. (*)                                                                                     2,600          139,880
Starwood Hotels & Resorts Worldwide, Inc.                                                                6,300          300,699
                                                                                                                   ------------
                                                                                                                        525,961
                                                                                                                   ------------
MANUFACTURING - 0.4%
Eaton Corporation                                                                                        6,000          383,700
Illinois Tool Works, Inc.                                                                                  500           46,140
ITT Industries, Inc.                                                                                     1,800          146,052
Pentair, Inc.                                                                                            3,200          119,616
                                                                                                                   ------------
                                                                                                                        695,508
                                                                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING - 3.2%
Belo Corporation Cl. A                                                                                   1,500           34,875
Comcast Corporation Cl. A (*)                                                                           47,500        1,401,250
Fox Entertainment Group, Inc. Cl. A (*)                                                                  4,400          130,504
Gannett Company, Inc.                                                                                    9,800          812,910
Gemstar-TV Guide International, Inc. (*)                                                                13,200           75,900
Harte-Hanks, Inc.                                                                                          200            5,148
Hearst-Argyle Television, Inc.                                                                           1,200           31,272
Knight-Ridder, Inc.                                                                                      3,000          205,590
Lee Enterprises, Inc.                                                                                    1,400           64,848
Liberty Media International, Inc. Cl. A (*)                                                              1,500           54,075
McClatchy Company (The) Cl. A                                                                              500           34,750
Media General, Inc. Cl. A                                                                                  400           23,320
New York Times Company Cl. A                                                                               500           20,025
Radio One, Inc. Cl. D (*)                                                                                1,400           20,566
Time Warner, Inc. (*)                                                                                  128,300        2,134,912
Tribune Company                                                                                          1,700           73,440
Univision Communications, Inc. Cl. A (*)                                                                 3,000           92,880
Viacom, Inc. Cl. B                                                                                      17,600          642,224
                                                                                                                   ------------
                                                                                                                      5,858,489
                                                                                                                   ------------
MEDICAL SUPPLIES - 0.3%
Agilent Technologies, Inc. (*)                                                                           1,400           35,084
Applera Corporation - Applied Biosystems Group                                                           6,500          124,020
Bausch & Lomb, Inc.                                                                                      3,600          219,456
Dade Behring Holdings, Inc. (*)                                                                            200           11,258
Mettler-Toledo International, Inc. (Switzerland) (*)                                                       500           23,950
Roper Industries, Inc.                                                                                     100            6,166
Tektronix, Inc.                                                                                          3,400          103,122
Thermo Electron Corporation (*)                                                                          2,300           66,700
                                                                                                                   ------------
                                                                                                                        589,756
                                                                                                                   ------------
METALS - 0.5%
Crane Company                                                                                            1,700           47,379
Newmont Mining Corporation                                                                                 500           23,760
Nucor Corporation                                                                                        3,200          135,136
Phelps Dodge Corporation                                                                                 4,500          393,930
Precision Castparts Corporation                                                                            900           54,000
Southern Peru Copper Corporation                                                                         4,900          211,582
United States Steel Corporation                                                                          3,400          124,848
Worthington Industries, Inc.                                                                               400            7,940
                                                                                                                   ------------
                                                                                                                        998,575
                                                                                                                   ------------

                                                                                                                                  9

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
NATIONAL COMMERCIAL BANKS - 13.0%
AmSouth Bancorporation                                                                                  13,500     $    356,265
Bank of America Corporation                                                                            138,300        6,194,457
Bank of Hawaii Corporation                                                                               4,100          195,775
Bank of New York Company, Inc. (The)                                                                    19,600          636,216
BB&T Corporation                                                                                        21,372          878,603
BOK Financial Corporation (*)                                                                              300           13,653
City National Corporation                                                                                1,200           82,680
Comerica, Inc.                                                                                           8,300          510,533
Commerce Bancshares, Inc.                                                                                4,000          196,400
Compass Bancshares, Inc.                                                                                 3,700          176,749
Cullen/Frost Bankers, Inc.                                                                                 900           44,100
First Horizon National Corporation                                                                       3,600          155,808
FirstMerit Corporation                                                                                   1,400           36,582
Fulton Financial Corporation                                                                             3,520           75,539
Hibernia Corporation Cl. A                                                                               6,100          176,900
Huntington Bancshares, Inc.                                                                              7,000          167,650
J.P. Morgan Chase & Company                                                                            110,048        4,247,853
KeyCorp                                                                                                 19,900          668,441
Marshall & Ilsley Corporation                                                                            6,800          285,396
Mellon Financial Corporation                                                                             9,200          265,880
National City Corporation                                                                               27,762        1,081,885
Northern Trust Corporation                                                                               2,500          106,350
PNC Financial Services Group, Inc.                                                                       8,600          449,780
Popular, Inc. (Puerto Rico)                                                                              7,800          200,616
SouthTrust Corporation                                                                                   9,700          422,629
SunTrust Banks, Inc.                                                                                    10,099          710,768
Synovus Financial Corporation                                                                            1,600           43,504
TCF Financial Corporation                                                                                  500           15,760
Valley National Bancorp                                                                                  2,610           74,020
Wachovia Corporation                                                                                    40,200        1,978,242
Wells Fargo & Company                                                                                   51,500        3,075,580
Zions Bancorporation                                                                                     2,600          172,042
                                                                                                                   ------------
                                                                                                                     23,696,656
                                                                                                                   ------------
OFFICE EQUIPMENT/SUPPLIES - 0.1%
IKON Office Solutions, Inc.                                                                              8,900           93,450
                                                                                                                   ------------

OIL & GAS - 13.6%
AGL Resources, Inc.                                                                                      2,000           62,400
Amerada Hess Corporation                                                                                 2,400          193,704
Anadarko Petroleum Corporation                                                                          10,200          687,990
Apache Corporation                                                                                      10,200          517,140
Ashland, Inc.                                                                                            2,800          161,336
Burlington Resources, Inc.                                                                              14,100          585,150
ChevronTexaco Corporation                                                                               80,200        4,255,412
ConocoPhillips                                                                                          21,400        1,804,234
Devon Energy Corporation                                                                                 9,700          717,509
Dynegy, Inc. Cl. A (*)                                                                                  42,900          211,497
El Paso Corporation                                                                                     28,300          253,002
EOG Resources, Inc.                                                                                      3,600          239,616
Equitable Resources, Inc.                                                                                2,000          110,600
Exxon Mobil Corporation                                                                                203,500       10,016,270
Kerr-McGee Corporation                                                                                   6,600          390,852
KeySpan Corporation                                                                                      5,000          199,750

10

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
OIL & GAS - CONTINUED
Kinder Morgan, Inc.                                                                                      3,400     $    218,858
Marathon Oil Corporation                                                                                10,700          407,777
MDU Resources Group, Inc.                                                                                4,900          125,685
Murphy Oil Corporation                                                                                     400           32,008
National Fuel Gas Company                                                                                7,900          221,358
Newfield Exploration Company (*)                                                                         3,500          203,700
Noble Energy, Inc.                                                                                       1,800          104,400
Occidental Petroleum Corporation                                                                        20,200        1,127,766
ONEOK, Inc.                                                                                              7,500          201,150
Pioneer Natural Resources Company                                                                        6,000          194,400
Premcor, Inc. (*)                                                                                          700           27,328
Pride International, Inc. (*)                                                                            2,600           48,048
Questar Corporation                                                                                      2,700          129,600
Sunoco, Inc.                                                                                             3,000          223,080
UGI Corporation                                                                                            900           34,767
Unocal Corporation                                                                                       8,200          342,350
Valero Energy Corporation                                                                               10,600          455,482
Varco International, Inc. (*)                                                                            2,200           60,896
Vectren Corporation                                                                                      2,300           59,501
Western Gas Resources, Inc.                                                                                700           20,503
Williams Companies, Inc. (The)                                                                          17,700          221,427
                                                                                                                   ------------
                                                                                                                     24,866,546
                                                                                                                   ------------
PHARMACEUTICALS - 2.3%
AmerisourceBergen Corporation                                                                            1,900          104,576
Bristol-Myers Squibb Company                                                                            44,700        1,047,321
Hospira, Inc. (*)                                                                                        5,100          162,741
Invitrogen Corporation (*)                                                                               1,400           81,060
King Pharmaceuticals, Inc. (*)                                                                           4,600           50,186
McKesson Corporation                                                                                     3,700           98,642
Medco Health Solutions, Inc. (*)                                                                         6,200          210,242
Merck & Company, Inc.                                                                                   50,700        1,587,417
Millennium Pharmaceuticals, Inc. (*)                                                                     2,700           35,046
Sigma Aldrich Corporation                                                                                1,600           89,024
Wyeth                                                                                                   19,400          769,210
                                                                                                                   ------------
                                                                                                                      4,235,465
                                                                                                                   ------------
PREPACKAGED SOFTWARE - 1.2%
BMC Software, Inc. (*)                                                                                   6,800          128,656
Compuware Corporation (*)                                                                               11,400           66,006
McAfee, Inc. (*)                                                                                           900           21,780
Microsoft Corporation                                                                                   54,700        1,531,053
Oracle Corporation (*)                                                                                  12,500          158,250
PeopleSoft, Inc. (*)                                                                                     8,300          172,391
Siebel Systems, Inc. (*)                                                                                 3,200           30,400
Sungard Data Systems, Inc. (*)                                                                           1,100           29,139
Sybase, Inc. (*)                                                                                         5,900           93,397
                                                                                                                   ------------
                                                                                                                      2,231,072
                                                                                                                   ------------
REAL ESTATE - 0.7%
Archstone-Smith Trust REIT                                                                              11,200          375,760
Arden Realty, Inc.                                                                                       2,500           85,200
BRE Properties, Inc. REIT                                                                                1,100           43,890
Camden Property Trust                                                                                    1,500           68,100
CBL & Associates Properties, Inc. REIT                                                                     500           32,775
Federal Realty Investment Trust REIT                                                                     2,000           94,900

                                                                                                                                 11

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
REAL ESTATE - CONTINUED
Health Care Property Investors, Inc. REIT                                                                2,900     $     80,707
Hospitality Properties Trust REIT                                                                        2,600          111,410
HRPT Properties Trust REIT                                                                               6,900           77,211
Macerich Company (The) REIT                                                                              1,200           71,700
New Plan Excel Realty Trust REIT                                                                         3,900          102,024
Pan Pacific Retail Properties, Inc. REIT                                                                   200           11,330
Reckson Associates Realty Corporation                                                                    2,600           78,910
Shurgard Storage Centers, Inc. Cl. A REIT                                                                  200            7,940
Thornburg Mortgage, Inc. REIT                                                                            3,000           85,710
Ventas, Inc. REIT                                                                                        1,400           37,660
                                                                                                                   ------------
                                                                                                                      1,365,227
                                                                                                                   ------------
RESTAURANTS - 1.0%
Darden Restaurants, Inc.                                                                                 2,800           68,600
McDonald's Corporation                                                                                  58,800        1,714,020
Wendy's International, Inc.                                                                                200            6,674
                                                                                                                   ------------
                                                                                                                      1,789,294
                                                                                                                   ------------
RETAILERS - 2.1%
Barnes & Noble, Inc. (*)                                                                                 1,600           53,232
BJ's Wholesale Club, Inc. (*)                                                                            2,200           63,866
Borders Group, Inc.                                                                                      2,400           54,696
Circuit City Stores, Inc.                                                                               12,900          209,625
Costco Wholesale Corporation                                                                            17,300          829,362
CVS Corporation                                                                                          6,600          286,836
Dillards, Inc. Cl. A                                                                                     2,000           40,980
Federated Department Stores, Inc.                                                                        5,800          292,610
Home Depot, Inc. (The)                                                                                   5,800          238,264
J.C. Penney Company, Inc.                                                                                7,700          266,343
Kmart Holding Corporation (*)                                                                            1,900          174,876
May Department Stores Company (The)                                                                      5,400          140,724
Neiman Marcus Group, Inc. (The) Cl. A                                                                      100            6,083
Office Depot, Inc. (*)                                                                                   9,800          158,662
Sears Roebuck and Company                                                                                6,800          238,000
Sherwin-Williams Company                                                                                 3,500          149,520
Tech Data Corporation (*)                                                                                1,700           68,663
Toys 'R' Us, Inc. (*)                                                                                    6,600          118,866
Xerox Corporation (*)                                                                                   34,900          515,473
                                                                                                                   ------------
                                                                                                                      3,906,681
                                                                                                                   ------------
STATE COMMERCIAL BANKS - 1.1%
Associated Banc-Corp                                                                                     4,400          152,636
Banknorth Group, Inc.                                                                                    4,900          172,823
Colonial BancGroup, Inc.                                                                                 4,100           88,765
Fifth Third Bancorp                                                                                      1,200           59,028
Fremont General Corporation                                                                              9,600          206,400
Hudson United Bancorp                                                                                    1,200           47,760
M&T Bank Corporation                                                                                     2,200          226,600
Mercantile Bankshares Corporation                                                                        2,200          107,228
North Fork Bancorporation                                                                                3,500          154,350
Regions Financial Corporation                                                                           13,567          475,930
Sky Financial Group, Inc.                                                                                2,600           69,888
UnionBanCal Corporation                                                                                  3,200          194,400
W Holding Company, Inc. (Puerto Rico)                                                                      600           11,994
Whitney Holding Corporation                                                                                800           34,888
Wilmington Trust Corporation                                                                             2,000           69,120
                                                                                                                   ------------
                                                                                                                      2,071,810
                                                                                                                   ------------

12

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
STEEL - 0.0%
Harsco Corporation                                                                                         900     $     43,605
                                                                                                                   ------------

TELEPHONE SYSTEMS - 5.7%
Alltel Corporation                                                                                      12,500          686,625
AT&T Corporation                                                                                        38,100          651,891
BellSouth Corporation                                                                                   55,200        1,472,184
CenturyTel, Inc.                                                                                         5,900          189,331
SBC Communications, Inc.                                                                               102,900        2,599,254
Sprint Corporation (FON Group)                                                                          51,800        1,085,210
Telephone & Data Systems, Inc.                                                                             800           59,920
Verizon Communications, Inc.                                                                            86,100        3,366,510
West Corporation (*)                                                                                     7,500          210,900
                                                                                                                   ------------
                                                                                                                     10,321,825
                                                                                                                   ------------
TELEPHONE UTILITIES - 0.1%
Qwest Communications International, Inc. (*)                                                            44,400          151,848
                                                                                                                   ------------

TEXTILES, CLOTHING & FABRICS - 0.3%
Jones Apparel Group, Inc.                                                                                4,100          144,730
Liz Claiborne, Inc.                                                                                      3,400          138,992
Mohawk Industries, Inc. (*)                                                                                400           34,032
Polo Ralph Lauren Corporation                                                                              700           25,851
Reebok International Ltd.                                                                                  900           33,300
VF Corporation                                                                                           4,600          247,618
                                                                                                                   ------------
                                                                                                                        624,523
                                                                                                                   ------------
TRANSPORTATION - 1.1%
Burlington Northern Santa Fe Corporation                                                                14,600          610,426
CSX Corporation                                                                                          5,100          186,150
FedEx Corporation                                                                                        4,100          373,592
Norfolk Southern Corporation                                                                            15,400          522,830
Union Pacific Corporation                                                                                2,300          144,831
Yellow Roadway Corporation (*)                                                                           2,700          129,573
                                                                                                                   ------------
                                                                                                                      1,967,402
                                                                                                                   ------------
TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation                                                                               5,800          124,758
                                                                                                                   ------------

WATER COMPANIES - 0.0%
Aqua America, Inc.
                                                                                                           300            6,558
                                                                                                                   ------------

TOTAL COMMON STOCKS (identified cost, $165,983,653)                                                                 182,193,177

PREFERRED STOCKS - 0.0%

FINANCIAL SERVICES - 0.0%
Simon Property Group LP, Convertible (*)                                                                   150            8,155
                                                                                                                   ------------

TOTAL PREFERRED STOCKS (identified cost, $8,061)                                                                          8,155

                                                                                                                                 13

DLB ENHANCED INDEX VALUE FUND II

PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------------
           ISSUER                                                                                       SHARES            VALUE
WARRANTS - 0.0%
General Growth Properties, Inc. Warrants, Expires 11/09/2004 (identified cost, $0) (*) (+)                 150     $        143
                                                                                                                   ------------

TOTAL INVESTMENTS (identified cost, $165,991,714)                                                                   182,201,475

Other assets, less liabilities - 0.1%                                                                                   232,383
                                                                                                                   ------------

NET ASSETS - 100%                                                                                                  $182,433,858
                                                                                                                   ============

REIT Real Estate Investment Trust
(*)   Non-income producing security
(+)   Security is valued in good faith under procedures established by the
Board of Trustees.

See notes to financial statements.








































14

DLB ENHANCED INDEX VALUE FUND II
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
Investments:
  Investments at cost                                               $165,991,714
  Net unrealized appreciation                                         16,209,761
                                                                    ------------
     Total investments at value                                      182,201,475
  Receivable for investments sold                                     10,858,145
  Receivable for fund shares sold                                         48,400
  Dividends receivable                                                   380,031
  Interest receivable                                                        709
  Receivable from the investment manager                                  16,625
                                                                    ------------
                                                                     193,505,385
                                                                    ------------

LIABILITIES:
  Payable for investments purchased                                   10,894,713
  Payable for fund shares redeemed                                            96
  Due to bank                                                            119,820
  Accrued management fees                                                 32,007
  Accrued administration fees                                              5,813
  Accrued distribution fee                                                    19
  Accrued shareholder service fee                                            415
  Accrued expenses                                                        18,644
                                                                    ------------
                                                                      11,071,527
                                                                    ------------
NET ASSETS                                                          $182,433,858
                                                                    ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                   $165,351,605
  Unrealized appreciation of investments                              16,209,761
  Accumulated undistributed net realized gain on investments             761,478
  Accumulated undistributed net investment income                        111,014
                                                                    ------------
     Total                                                          $182,433,858
                                                                    ============

NET ASSETS
  Class A                                                           $  4,503,616
  Class L                                                             18,346,808
  Class Y                                                              1,218,990
  Class S                                                            158,172,071
  Class N                                                                192,373
                                                                    ------------
                                                                    $182,433,858
                                                                    ============


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II
STATEMENT OF ASSETS AND LIABILITIES CONTINUED
OCTOBER 31, 2004
--------------------------------------------------------------------------------

SHARES OUTSTANDING
  Class A                                                                444,341
  Class L                                                              1,810,009
  Class Y                                                                120,254
  Class S                                                             15,603,094
  Class N                                                                 18,983
                                                                    ------------
                                                                      17,996,681
                                                                    ------------


Class A
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
(net assets / shares of beneficial interest outstanding)            $      10.14
OFFERING PRICE PER SHARE (100 / [100 - maximum sales charge]
of net asset value)                                                 $      10.76

Class L
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE (NET ASSETS/SHARES OF BENEFICIAL INTEREST OUTSTANDING)    $      10.14

Class Y
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE (NET ASSETS/SHARES OF BENEFICIAL INTEREST OUTSTANDING)    $      10.14

Class S
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE (NET ASSETS/SHARES OF BENEFICIAL INTEREST OUTSTANDING)    $      10.14

Class N
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
PER SHARE (NET ASSETS/SHARES OF BENEFICIAL INTEREST OUTSTANDING)    $      10.13

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II
STATEMENT OF OPERATIONS
PERIOD FROM OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2004
-------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest                                                         $        144
  Dividends (net of foreign withholding taxes of $1)                    151,142
                                                                   ------------
                                                                        151,286
                                                                   ------------

EXPENSES:
  Management fees                                                        32,007
  Accounting and audit fees                                              13,872
  Legal fees                                                              2,285
  Transfer and dividend disbursing agent fees                             1,486
  Miscellaneous                                                           1,000
  Administration fees
     Class A                                                                489
     Class L                                                              1,980
     Class Y                                                                 69
     Class S                                                              3,247
     Class N                                                                 28
  Service fees :
     Class A                                                                396
     Class N                                                                 19
  Distribution fees:
     Class N                                                                 19
                                                                   ------------
                                                                         56,897
  Reduction of expenses by investment manager                           (16,625)
                                                                   ------------
     Net expenses                                                        40,272
                                                                   ------------
     Net investment income                                              111,014
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Realized gain on investment transactions (identified cost basis)      761,478

  Change in unrealized appreciation                                   1,600,970
                                                                   ------------
     Net realized and unrealized gain on investments                  2,362,448
                                                                   ------------

     Net increase in net assets from operations                    $  2,473,462
                                                                   ============


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM OCTOBER 15, 2004 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2004
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
     Net investment income                                         $    111,014
     Net realized gain on investments                                   761,478
     Net unrealized appreciation on investments                       1,600,970
                                                                   ------------
                                                                      2,473,462
                                                                   ------------

  Fund share transactions:
     Net proceeds from sales of shares
       Class A                                                        4,478,757
       Class L                                                       18,102,680
       Class Y                                                        1,203,772
       Class S                                                      156,965,712
       Class N                                                          189,835
                                                                   ------------
                                                                    180,940,756
     Cost of shares redeemed
       Class A                                                          (35,390)
       Class L                                                           (2,638)
       Class Y                                                           (1,370)
       Class S                                                         (940,962)
                                                                   ------------
                                                                       (980,360)

  Increase in net assets from net fund shares transactions          179,960,396
                                                                   ------------

       Total increase in net assets                                 182,433,858

NET ASSETS:
  At beginning of period                                                     --
                                                                   ------------
  End of period (including accumulated undistributed
  net investment income of $111,014)                               $182,433,858
                                                                   ============


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                Class A
                                                              Period Ended
                                                               October 31,
                                                                  2004 ***
                                                              ------------

Per share data (for a share outstanding throughout the
period):
  Net asset value - beginning of period                       $      10.00

  Income from investment operations:
     Net investment income                                              -- (a)
     Net realized and unrealized gain on investments                   .14
                                                              ------------
                                                                       .14
                                                              ------------

  Net asset value - end of period                             $      10.14
                                                              ============

  Total return                                                       1.40% **(b)

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                         1.09% *
     Ratio of net investment income to average net assets            1.26% *
     Portfolio turnover                                                 6% **
     Net assets at end of period (000 omitted)                $      4,504



The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.09% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                                       $         -- (a)
  Ratios (to average net assets):
     Expenses                                                        1.35% *
     Net investment income                                           1.00% *



*    Annualized.
**   Not annualized.
*** For the period from October 15, 2004 (commencement of operations) to October 31, 2004.
(a)  Amount was less than $.01 per share.
(b) Total return excludes a front end sales charge and would be lower for the period presented if it reflected these charges.


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                 Class L
                                                              Period Ended
                                                               October 31,
                                                                  2004***
                                                              ------------
Per share data (for a share outstanding throughout the
period):
  Net asset value - beginning of period                       $      10.00
                                                              ------------

  Income from investment operations:
     Net investment income                                             .01
     Net realized and unrealized gain on investments                   .13
                                                              ------------
                                                                       .14
                                                              ------------

  Net asset value - end of period                             $      10.14
                                                              ============

  Total return                                                       1.40% **

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                         0.84% *
     Ratio of net investment income to average net assets            1.52% *
     Portfolio turnover                                                 6% **
     Net assets at end of period (000 omitted)                $     18,347


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.84% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                                       $         -- (a)
  Ratios (to average net assets):
     Expenses                                                        1.10% *
     Net investment income                                           1.26% *



*    Annualized.
**   Not annualized.
*** For the period from October 15, 2004 (commencement of operations) to October 31, 2004.
(a)  Amount was less than $.01 per share.


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------

                                                                 Class Y
                                                              Period Ended
                                                               October 31,
                                                                   2004***
                                                              ------------

Per share data (for a share outstanding throughout the
period):
  Net asset value - beginning of period                       $      10.00
                                                              ------------

  Income from investment operations:
     Net investment income                                             .01
     Net realized and unrealized gain on investments                   .13
                                                              ------------
                                                                       .14
                                                              ------------

  Net asset value - end of period                             $      10.14
                                                              ============

  Total return                                                       1.40% **

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                         0.69% *
     Ratio of net investment income to average net assets            1.64% *
     Portfolio turnover                                                 6% **
     Net assets at end of period (000 omitted)                $      1,219


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.69% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                                       $         -- (a)
  Ratios (to average net assets):
     Expenses                                                        0.95% *
     Net investment income                                           1.38% *



*    Annualized.
**   Not annualized.
*** For the period from October 15, 2004 (commencement of operations) to October 31, 2004.
(a)  Amount was less than $.01 per share.


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                Class S
                                                              Period Ended
                                                              October 31,
                                                                  2004***
                                                              ------------

Per share data (for a share outstanding throughout the
period):
  Net asset value - beginning of period                       $      10.00
                                                              ------------

  Income from investment operations:
     Net investment income                                             .01 (a)
     Net realized and unrealized gain on investments                   .13
                                                              ------------
                                                                       .14
                                                              ------------

  Net asset value - end of period                             $      10.14
                                                              ============

  Total return                                                       1.40% **

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                         0.59% *
     Ratio of net investment income to average net assets            1.77% *
     Portfolio turnover                                                 6% **
     Net assets at end of period (000 omitted)                $    158,172


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.59% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                                       $         -- (a)
  Ratios (to average net assets):
     Expenses                                                        0.85% *
     Net investment income                                           1.51% *



*    Annualized.
**   Not annualized.
*** For the period from October 15, 2004 (commencement of operations) to October 31, 2004.
(a)  Amount was less than $.01 per share.


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND II

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------

                                                                 Class N
                                                              Period Ended
                                                               October 31,
                                                                  2004***
                                                              ------------

Per share data (for a share outstanding throughout the
period):
  Net asset value - beginning of period                       $      10.00
                                                              ------------

  Income from investment operations:
     Net investment income                                              -- (a)
     Net realized and unrealized gain on investments                   .13
                                                              ------------
                                                                       .13
                                                              ------------

  Net asset value - end of period                             $      10.13
                                                              ============

  Total return                                                       1.30% **

  Ratios and Supplemental Data:
     Ratio of expenses to average net assets                         1.40% *
     Ratio of net investment income to average net assets            0.74% *
     Portfolio turnover                                                 6% **
     Net assets at end of period (000 omitted)                $        192


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.40% of average daily net assets. Without such agreement the investment income per share and ratios would have been:


  Net investment income                                       $         -- (a)
  Ratios (to average net assets):
     Expenses                                                        1.66% *
     Net investment income                                           0.48% *



*    Annualized.
**   Not annualized.
*** For the period from October 15, 2004 (commencement of operations) to October 31, 2004.
(a)  Amount was less than $.01 per share.


See notes to financial statements.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
1. BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2004, the Trust offered ten diversified portfolios (each, a "fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Enhanced Index Value Fund II, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Fixed Income Fund and the DLB High Yield Fund. These financial statements pertain only to the DLB Enhanced Index Value Fund II (the "Fund"). The remaining funds of the Trust can be found in a separate financial statement report.

The Fund commenced operations on October 15, 2004 through a tax-free transaction. The transaction was effected with an initial contribution of securities in kind, with a market value of $179,310,469 and an unrealized appreciation of $14,608,791. Accordingly, the securities were brought into the Fund at the contributing shareholders' cost basis.

During the reporting period, the Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges are valued at last quoted sale prices of its primary exchange except NASDAQ traded securities, which are priced at the NASDAQ official closing price. Listed equity securities for which last sale prices are not available are valued at the closing bid price. Unlisted equity securities for which market quotations are unavailable are valued at the most recent quoted bid price. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees ("Trustees") or pursuant to procedures approved by the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, unless conditions dictate otherwise.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Fund requires that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enables the Fund to obtain such securities in the event of a default. The Fund monitors, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Fund.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS CONTINUED
--------------------------------------------------------------------------------

OPTIONS - The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Fund may also engage in transactions involving futures and related options by among other things, buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Fund enters into and terminate a futures contract, the Fund realizes a gain or loss. The Fund may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Fund may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of a hedge, the manager's ability to forecast market or interest rate movements correctly, the Fund's potential inability to close out its futures or related options positions, the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligation to the Fund. Certain regulatory requirements may also limit the Fund's ability to engage in futures and related options transactions. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Fund may lend its securities to parties that the manager or sub-advisor believe have relatively high credit standing. For each loan, the Fund's securities lending agent is required to initially receive cash collateral at least equal to 102% of the market value of the securities loaned and thereafter is required to request on a daily basis, if required, additional cash collateral such that the value of the cash collateral is at least equal to 100% of the market value of the securities loaned. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Fund also continues to receive interest or dividends on the securities loaned.

DELAYED DELIVERY COMMITMENTS - The Fund may purchase or sell securities on a when-issued, delayed delivery or on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement, and tax reporting purposes as required by federal income tax regulations.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS CONTINUED
--------------------------------------------------------------------------------

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments, after giving effect to any available capital loss carryovers. Accordingly, no provision for federal income or excise tax is necessary.

The Fund will file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared . Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Fund's tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are withheld with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

At October 31, 2004, the Fund had no unused capital loss carryovers and had no distributable earnings.

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                   LONG TERM
                                 CAPITAL GAIN/            UNREALIZED
        UNDISTRIBUTED           (CAPITAL LOSS)           APPRECIATION/
       ORDINARY INCOME            CARRYOVER             (DEPRECIATION)
       ---------------            ---------             --------------
          $ 373,679               $ 511,677              $ 16,196,897

ALLOCATION OF OPERATING ACTIVITY - In maintaining the records for the Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS CONTINUED
--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

The Fund engages Massachusetts Mutual Life Insurance Company ("MassMutual"), to provide investment advisory and administrative services. Under the terms of the Fund's investment advisory agreement, the fee for such service is computed daily and paid monthly to MassMutual based upon an effective annual rate applied to the Fund's average daily net assets. For the period ended October 31, 2004, the advisory fee was $32,007 with an effective annual rate of .50%.

MassMutual agreed to cap the fees and expenses as follows:

            CLASS A     CLASS L     CLASS Y     CLASS S     CLASS N
            -------     -------     -------     -------     -------
             1.09%       0.84%       0.69%       0.59%       1.40%

The Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on percentage of daily net assets for the applicable class of shares. The fees for each share class of the Fund are .0585% for Class S shares, .1585% for Class Y shares, .3085% for Class L and Class A shares and ..3685% for Class N shares.

The Fund has adopted Rule 12b-1 Plans for Class A and Class N shares of the Fund. Under the Class A Plan, the Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of the Fund's average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Plan for service fees will be paid to MassMutual, through MML Distributors, LLC (the "Distributor"), and compensation under the Plan for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers and other intermediaries. MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Under the Class N Plan, the Fund pays the Distributor an annual distribution fee of .25%. The Fund also pays .25% in services fees to MassMutual each year under the Plan. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Except for Trustees of each Fund who are not employees of Babson, the Fund pays no compensation directly to Trustees who are also officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Fund from MassMutual or its subsidiary, Babson Capital Management LLC ("Babson").

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS CONTINUED
--------------------------------------------------------------------------------

4. PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the period ended October 31, 2004, aggregated $11,954,562 and $11,444,006, respectively.

At October 31, 2004, the cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, was as follows:

                             GROSS           GROSS
             AGGREGATE    UNREALIZED      UNREALIZED     NET UNREALIZED
               COST      APPRECIATION    DEPRECIATION     APPRECIATION
               ----      ------------    ------------     ------------
           $166,004,578   $19,021,706    $(2,824,809)      $16,196,897

5. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of the DLB Fund Group permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in the Fund's shares was as follows:

                                    PERIOD
                                     ENDED
                                  OCTOBER 31,
Class A                              2004
                                   -------
Shares Sold                        447,865
Redemptions                         (3,524)
                                   -------
Net increase                       444,341
                                   =======

                                    PERIOD
                                     ENDED
                                  OCTOBER 31,
Class L                              2004
                                  ---------
Shares Sold                       1,810,274
Redemptions                            (265)
                                  ---------
Net increase                      1,810,009
                                  =========

                                    PERIOD
                                     ENDED
                                  OCTOBER 31,
Class Y                              2004
                                   -------
Shares Sold                        120,392
Redemptions                           (138)
                                   -------
Net increase                       120,254
                                   =======

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS CONTINUED
--------------------------------------------------------------------------------

                                    PERIOD
                                     ENDED
                                  OCTOBER 31,
Class S                              2004
                                  ----------
Shares Sold                       15,696,622
Redemptions                          (93,528)
                                  ----------
Net increase                      15,603,094
                                  ==========

                                    PERIOD
                                     ENDED
                                  OCTOBER 31,
Class N                              2004
                                    ------
Shares Sold                         18,983
Redemptions                            --
                                    ------
Net increase                        18,983
                                    ======

Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during period ended October 31, 2004 were all waived.

6. PRINCIPAL SHAREHOLDERS

At October 31, 2004, 93.4% of the outstanding shares of the Fund was held by one shareholder, holding in excess of 10% of the Fund's outstanding shares. Investment activities of this shareholder may have a material effect on the respective Fund. At October 31, 2004, 100% of the Fund was held by 21 related parties.

7. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

NOTES TO PORTFOLIO OF INVESTMENTS CONTINUED
--------------------------------------------------------------------------------

8. SUBSEQUENT EVENT

The Trust adopted a reorganization of the Trust, which involved the following, among other actions: (i) merging certain series of MassMutual Institutional Funds ("MMIF Funds") into certain currently existing and newly established series of the Trust; (ii) creating a multiple-class structure for the Funds, and
(iii) Massachusetts Mutual Life Insurance Company becoming the Investment Manager of the other funds of the Trust (together, the "Reorganization"). The Reorganization was approved by the holder of a majority of the Trust's shares.

Effective prior to the opening of business on November 1, 2004, (i) the MMIF Small Cap Equity Fund merged into the DLB Small Company Opportunities Fund, (ii) the MMIF Core Value Equity Fund merged into the DLB Value Fund, and (iii) the MMIF Core Bond Fund merged into the DLB Fixed Income Fund. Additionally, each Fund of the Trust added five new share classes. The currently outstanding shares of the DLB Fixed Income Fund, DLB Core Growth Fund and DLB Small Capitalization Value Fund were re-designated Class S shares of such Funds; the currently outstanding shares of the DLB Value Fund were re-designated Class L shares of such Fund; the currently outstanding shares of the DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Core Growth Fund, DLB High Yield Fund, and DLB Enhanced Index Value Fund were re-designated Class Y shares of such Funds; and the currently outstanding shares of the DLB Small Company Opportunities Fund were re-designated Class A shares of such Fund. Shareholders of the DLB Fixed Income Fund should also note that upon consummation of the Reorganization, the principal investment objective and strategies of the DLB Fixed Income Fund were revised to be substantially similar to those of the MMIF Core Bond Fund.

Also, effective November 1, 2004, DLB Enhanced Index Value Fund II was renamed as MassMutual Premier Enhanced Index Value Fund II.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The DLB Fund Group:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Enhanced Index Value Fund II (the Fund) as of October 31, 2004, the related statement of operations, the statement of changes in net assets and the financial highlights for period from the commencement of operations, October 15, 2004 through the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Fund at October 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated period in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2004

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

FUND EXPENSES
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSE EXAMPLE. The following information is in regards to expenses for the six month period ended October 31, 2004.

As shareholder of the Fund, you incur two types of costs: (1) transaction costs, including purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested for the six month period ended October 31, 2004.

Actual Expenses

The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actually return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

FUND EXPENSES CONTINUED
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the period ended October 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

CLASS A
                                                           Operating
                             Beginning        Ending        Expense
                               Value          Value        Incurred *
---------------------------------------------------------------------
1) Actual                    $1,000.00       $1,014.00       $0.48
2) Hypothetical               1,000.00        1,001.71        0.48
---------------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the period ended October 31, 2004 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

CLASS L
                                                           Operating
                             Beginning        Ending        Expense
                               Value          Value        Incurred *
---------------------------------------------------------------------
1) Actual                    $1,000.00       $1,014.00       $0.37
2) Hypothetical               1,000.00        1,001.82        0.37
---------------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the period ended October 31, 2004 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

CLASS Y
                                                           Operating
                             Beginning        Ending        Expense
                               Value          Value        Incurred *
---------------------------------------------------------------------
1) Actual                    $1,000.00       $1,014.00       $0.30
2) Hypothetical               1,000.00        1,001.88        0.30
---------------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the period ended October 31, 2004 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

CLASS S
                                                           Operating
                             Beginning        Ending        Expense
                               Value          Value        Incurred *
---------------------------------------------------------------------
1) Actual                    $1,000.00       $1,014.00       $0.26
2) Hypothetical               1,000.00        1,001.93        0.26
---------------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the period ended October 31, 2004 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

THE DLB FUND GROUP

DLB ENHANCED INDEX VALUE FUND II

FUND EXPENSES CONTINUED
OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CLASS N
                                                           Operating
                             Beginning        Ending        Expense
                               Value          Value        Incurred *
---------------------------------------------------------------------
1) Actual                    $1,000.00       $1,013.00       $0.62
2) Hypothetical               1,000.00        1,001.57        0.61
---------------------------------------------------------------------
* Expenses are calculated using the annualized expense ratio for the period ended October 31, 2004 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

THE DLB FUND GROUP

TRUSTEES TABLE (UNAUDITED)
The following table lists the Trust's Trustees and principle executive officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of the portfolios they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-888- 309-3539 or by writing Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

INTERESTED TRUSTEE AND PRINCIPAL OFFICER*
                                                                                        Number of
                                 Term of                                              Portfolios in
    Name,      Position(s)   Office (2) and                                           Fund Complex          Other
Address (1),    Held with    Length of Time        Principal Occupation(s)             Overseen by      Directorships
  and Age        Trust           Served              During Past 5 Years                 Trustee       Held by Trustee
------------   -----------   --------------   ------------------------------------    -------------    ---------------
KEVIN M.       President       Since 2003     Managing Director and Member of              10               None
MCCLINTOCK(3)   Trustee        Since 1999     the Board of Management, Babson
Age: 43                                       Capital Management LLC (formerly
                                              David L. Babson & Company Inc.)
                                              (1999-present); Managing Director,
                                              SI International Assets (1999-2004);
                                              Director of Equities and Fixed
                                              Income, Dreyfus Corporation (1995-
                                              1999)


DISINTERESTED TRUSTEES*
                                                                                        Number of
                                 Term of                                              Portfolios in
    Name,      Position(s)   Office (2) and                                           Fund Complex          Other
Address (1),    Held with    Length of Time        Principal Occupation(s)             Overseen by      Directorships
  and Age        Trust           Served              During Past 5 Years                 Trustee       Held by Trustee
------------   -----------   --------------   ------------------------------------    -------------    ---------------
NABIL N.         Trustee       Since 2003     Senior Lecturer, Finance, Harvard            10               None
EL-HAGE                                       Business School (January 2003-
Age: 46                                       present); Chairman (1995-present)
                                              and CEO (1995-2003), Jeepers! Inc.
                                              (under amusement centers); Manager,
                                              Global Entertainment Venture LLC
                                              (single purpose investment vehicle)
                                              (2001-present)


STEVEN A.        Trustee       Since 2002     Consultant, Financial Services               12           Trustee,
KANDARIAN (4)                                 (February 2004-present);Former                            MassMutual
Age: 52                                       Executive Director, Pension Benefit                       Corporate
                                              Guaranty Corp. (2001-February                             Investors and
                                              2004); Managing Director, Orion                           MassMutual
                                              Partners, L.P. (a private equity fund)                    Participation
                                              (1993-2001)                                               Investors (closed
                                                                                                        end funds) since
                                                                                                        February 2002.

                                                                                        Number of
                                 Term of                                              Portfolios in
    Name,      Position(s)   Office (2) and                                           Fund Complex          Other
Address (1),    Held with    Length of Time        Principal Occupation(s)             Overseen by      Directorships
  and Age        Trust           Served              During Past 5 Years                 Trustee       Held by Trustee
------------   -----------   --------------   ------------------------------------    -------------    ---------------
RICHARD          Trustee       Since 1994     Retired; Currently sits on boards of         10               None
NENNEMAN                                      various civic associations
Age: 75


MARIA D.         Trustee       Since 2004     Managing Director, Director and              10               None
FURMAN                                        Portfolio Manager, Standish, Ayer
Age: 50                                       and Wood (investment management)
                                              (1976-2002)

(1) The address of each Trustee is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Each Trustee serves for an indefinite term, until his or her successor is elected.
(3) Mr. McClintock is an "Interested Person" as that term is defined in the 1940 Act, through his employment with the Funds' investment adviser.
(4) Since February 2002, Mr. Kandarian has also served as a Trustee of the Mass Mutual Corporate Investors and Mass Mutual Participation Investors, two closed-end funds managed by Babson Capital Management LLC.
* Effective November 1, 2004, pursuant to Trustee and Shareholder approval, three new Trustees joined the Board of Trustees. Two of these, Ronald J. Abdow and Corine Norgaard, are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust ("Disinterested Trustees") while the third, Susan A. Alfano, an employee of Massachusetts Mutual Life Insurance Company, parent company of Babson, is considered "interested" by virtue of her employment with an affiliate of the advisor. Also, effective December 2004, Richard A. Nenneman will retire from the Board, and Ann Merrifield, a person who is not an interested person, is expected to fill the vacancy created thereby.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES**


                                 Term of
    Name,      Position(s)   Office (2) and
Address (1),    Held with    Length of Time        Principal Occupation(s)
  and Age        Trust           Served              During Past 5 Years
------------   -----------   --------------   ----------------------------------
DEANNE B.       Treasurer      Since 1996     Managing Director and Treasurer of
DUPONT                                        Babson Capital Management LLC
Age: 50                                       (formerly, David L. Babson &
                                              Company Inc.)


MARY ELLEN    Vice President   Since 1999     Managing Director of Babson
WESNESKI                                      Capital Management LLC (formerly,
Age: 54                                       David L. Babson & Company Inc.)
                                              (1999-present); Senior Manager,
                                              Deloitte & Touche LLP (1996-1999)

JOHN E.           Clerk        Since 1999     Second Vice President and
DEITELBAUM                                    Associate General Counsel,
Age: 36                                       Massachusetts Mutual Life
                                              Insurance Company ("MassMutual")
                                              (2000-present); Assistant Clerk,
                                              Babson Capital Securities Inc.
                                              (formerly Babson Securities
                                              Corp.)(1999-present); Counsel
                                              (2000-present), Assistant Clerk
                                              (1999-present), Vice President
                                              and General Counsel(1998-1999),
                                              Babson Capital Management LLC
                                              (formerly, David L. Babson &
                                              Company Inc.); Counsel, MassMutual
                                              (1996-1998)

                                 Term of
    Name,      Position(s)   Office (2) and
Address (1),    Held with    Length of Time        Principal Occupation(s)
  and Age        Trust           Served              During Past 5 Years
------------   -----------   --------------   ----------------------------------
MICHAEL       Vice President  Since October   Chief Compliance Officer of the
CHONG         and Chief       2004            MassMutual Select Funds (open-end
Age: 46       Compliance                      investment company) and MML
              Officer                         Series Investment Fund (open end
                                              investment company) (since
                                              September 2004); Vice President
                                              and Associate General Counsel
                                              (May 1999 to present), Second
                                              Vice President (June 1996 to May
                                              1999), Massachusetts Mutual Life
                                              Insurance Company; Assistant
                                              General Counsel (February 1994 -
                                              June 1996), Connecticut Mutual
                                              Life Insurance Company.


(1) The address of each Principal Officer is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.
** Effective November 1, 2004, pursuant to Trustee approval, Ms. Wesneski and Mr. Deitelbaum resigned from their positions as Vice President and Clerk of the Trust, respectively, and Mr. Frederick Castellani and Mr. Thomas Kinzler were approved by the Trustees as Vice President and Vice President/Clerk, respectively.

ITEM 2. CODE OF ETHICS.

Attached hereto as Exhibit 99.COE, pursuant to Item 2(a)(1) of Form N-CSR, is the CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS OF THE DLB FUND GROUP (the "Code") adopted by the Board of Trustees of The DLB Fund Group (now known as MassMutual Premier Funds (the "Trust")) to effectuate compliance with Section 406 under the Sarbanes-Oxley Act of 2002 and the rules adopted to implement Section 406.

There have been no amendments to the Code since its adoption by the Trustees, and no waivers from any provision of the Code granted to any principal executive officer, principal financial officer, principal accounting officer or controller, or persons providing similar functions for the Trust since the Code's adoption.

A copy of the Code will be provided, free of charge, upon request from the Trust by writing Massachusetts Mutual Life Insurance Company, c/o Retirement Services, 1295 State Street, Springfield, MA 01111-0111 or calling, toll-free, 1-888-309-3539.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)(i) The Board of Trustees of the Trust has determined that there is at least one Trustee who is an audit committee financial expert serving on its Audit Committee.

(2) Mr. Nabil N. El-Hage and Mr. Steven A. Kandarian, both Trustees of the Trust and members of the Board of Trustees' Audit Committee, have been determined to be audit committee financial experts that are independent in accordance with this Item 3, as neither Mr. Kandarian nor Mr. El-Hage, other than in his capacity as a member of the Audit Committee, the Board of Trustees or any other Board Committee, (i) accepts, either directly or indirectly, any consulting, advisory or other compensatory fee from the Trust, or (ii) is an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Based on a good faith determination by the Board of Trustees following inquiries into each Trustee's attributes, experience and education including experience working with, or supervising those working with financial statements, familiarity with generally accepted accounting practices and standards, and other relevant education and experience, the Trustees found Mr. El-Hage and Mr. Kandarian both to be qualified as an audit committee financial expert; Mr. El-Hage through his oversight experience as Chairman and former Chief Executive Officer of Jeepers! Inc., a company specializing in indoor amusement parks, and in his current capacity as Senior Lecturer in Finance for the Harvard Business School, and Mr. Kandarian through his experience analyzing financial statements of public companies in his former capacities as private equity fund manager and Executive Director of the Pension Benefit Guaranty Corporation.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent registered public accounting firm, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2003 and 2004 were $239,800 and $191,500, respectively.

(b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and other related services by Deloitte & Touche LLP to the Registrant for 2003 and 2004 were $0 and $25,000 (for work performed in connection with the Registrant's reorganization effective November 1, 2004), respectively.

(c) Tax Fees: The aggregate fees billed in each of the last two fiscal years related to tax compliance of the Registrant by Deloitte & Touche LLP to the Registrant for 2003 and 2004 were $44,475 and $37,310, respectively.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services not otherwise reported in paragraphs (a) through
(c) of this Item 4 by Deloitte & Touche LLP to the Registrant for 2003 and 2004 were $6,000 (for work performed in connection with tax advisement work related to the Registrant's investments in India) and $0, respectively.


(e)(1) Audit Committee Pre-Approval Policy: The Audit Committee of the Registrant's Board of Trustees, pursuant to the Policy and Procedures Regarding Pre-Approval of Services Provided by Independent Registered Public Accounting Firm, pre-approves audit and non-audit services to be provided by Deloitte & Touche LLP, the Registrant's independent registered public accounting firm, that are provided to the Registrant, as well as those non-audit services provided to other entities within the Trust complex where such engagements relate directly to the operations and financial reporting of the Registrant. While the Audit Committee does this on an annual basis, it may also pre-approve services at any other in-person or telephonic meeting. In evaluating a proposed engagement by the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountants' independence. The Committee's evaluation will be based on (i) a review of the nature of the professional services expected to be provided; (ii) the fees to be charged in connection with the services expected to be provided; (iii) a review of the safeguards put into place by the accounting firm to safeguard independence; and (iv) periodic meetings with the accounting firm. The Committee need not evaluate all four factors each time they pre-approve a service; they may rely on previous evaluations to the extent they consider appropriate.

(e)(2) Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Deloitte and Touche LLP for services rendered to the Registrant, and the Registrant's adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years 2003 and 2004 were $132,975 ($50,475 related to Registrant's tax compliance with U.S. and India regulations, as well as $82,500 related to AIMR work for the Registrant's adviser), and $906,710 ($37,310 related to Registrant's tax compliance, as well as $8,600 for AIMR work for the Registrant's adviser that was done in 2003 but billed in 2004. Additionally, $860,800 was billed to Massachusetts Mutual Life Insurance Company, investment adviser to the DLB Enhanced Index Value Fund II for the period October 15, 2004-October 31, 2004, for work related to MassMutual Institutional Funds ("MMI Funds") prior to the Registrant's reorganization that included certain MMI Funds and became effective November 1, 2004), respectively.

(h) The audit committee considers the non-audit services provided to the Registrant's adviser by the Registrant's Independent Registered Public Accounting Firm in determining that such Independent Registered Public Accounting Firm is independent.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes during this reporting period to the procedures by which shareholders may recommend nominees to the registrants Board of Trustees since the disclosure provided in the response made for the Trust in the most recent semi-annual N-CSR, which is incorporated by reference to registrant's information statement filed on Schedule 14C with the U.S. Securities and Exchange Commission on October 8, 2004.

ITEM 11. CONTROLS AND PROCEDURES

   (a) The principal executive officer and principal financial officer of the registrant evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


   (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of Ethics for Principal Executive and Senior Financial Officers of The DLB Fund Group is attached hereto as an exhibit.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

   (a)(3)   Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto as an exhibit.


                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Premier Funds (formerly, The DLB Fund Group)

By:  /s/  Kevin M. McClintock
     ----------------------------------
     Kevin M. McClintock, President

Date:   January 7, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Kevin M. McClintock
     ----------------------------------
     Kevin M. McClintock, President

Date:   January 7, 2005



By:  /s/  DeAnne B. Dupont
     ----------------------------------
     DeAnne B. Dupont, Treasurer

Date:   January 7, 2005